                                                     Registration No. 333-26101

                       ----------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]


              Pre-Effective Amendment No. ___                              [ ]


              Post-Effective Amendment No. 1                               [X]


                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]


           Amendment No.                                                   [ ]
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                                  ------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                                  ------------


                                 Mary P. Breen
                  Vice President and Associate General Counsel
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)


                                  ------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                        Freedman, Levy, Kroll & Simonds
             1050 Connecticut Avenue, N.W., Washington, D.C. 20036

                                  ------------

         Approximate Date of Proposed Public Offering: Continuous

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]      On May 1, 1998 pursuant to paragraph (b) of Rule 485.


[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.

[ ]      75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(3) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:


         Units of interest in separate account under variable annuity contracts.


                         -----------------------------

                             CROSS REFERENCE SHEET
                 SHOWING LOCATION OF INFORMATION IN PROSPECTUS


FORM N-4 ITEM                          PROSPECTUS CAPTION
-------------                          ------------------

 1.  Cover Page .....................  Cover Page

 2.  Definitions ....................  Not Applicable

 3.  Synopsis .......................  Summary

 4.  Condensed Financial
     Information ....................  Condensed Financial Information

 5.  General Description of
     Registrant, Depositor and
     Portfolio Company ..............  Equitable and the Investment Managers-
                                       Equitable; Conservative Investors and
                                       Growth Investor Funds

 6.  Deductions and Expenses ........  Deductions and Charges

 7.  General Description of
     Variable Annuity Contracts .....  The Program; Summary

 8.  Annuity Period .................  Provisions of the Contract and Services
                                       We Provide/-Distributions and Benefit
                                       Payment Options; Variable Annuity
                                       Benefits Prospectus Supplement

 9.  Death Benefit ..................  Provisions of the Contract and Services
                                       We Provide/-Distributions and Benefit
                                       Payment Options/-Participant Death
                                       Benefits

10.  Purchases and Contract Value ...  Fund Performance/-Investment of
                                       Contributions in the Funds

11.  Redemptions ....................  Provisions of the Contract and Services
                                       We Provide/-Distributions and Benefit
                                       Payment Options

12.  Taxes ..........................  Federal Income Tax Considerations

13.  Legal Proceedings ..............  Miscellaneous-Legal Proceedings

14.  Table of Contents of
     Additional Information .........  Table of Contents of the Statement of
                                       Additional Information

                             CROSS REFERENCE SHEET
    SHOWING LOCATION OF INFORMATION IN STATEMENT OF ADDITIONAL INFORMATION

                                       STATEMENT OF ADDITIONAL
FORM N-4 ITEM                          INFORMATION CAPTION
-------------                          -----------------------

 1.  Cover Page .....................  Cover Page

 2.  Table of Contents ..............  Table of Contents

 3.  General Information and
     History ........................  Equitable and the Investment Managers(1)

 4.  Services .......................  Not Applicable

 5.  Purchase of Securities Being
     Offered ........................  Underwriter

 6.  Underwriters ...................  Underwriter

 7.  Calculation of Performance
     Data ...........................  Fund Performance

 8.  Annuity Payments ...............  Provisions of the Members Plans/
                                       -Contributions to Qualified Plans;
                                       Variable Annuity Benefits Prospectus
                                       Supplement

 9.  Financial Statements ...........  Financial Statements

---------------
(1) Contained in the Prospectus of the Members Retirement Program.

                       [MEMBERS RETIREMENT PROGRAM LOGO]

                   -----------------------------------------
                                    MEMBERS
                               RETIREMENT PROGRAM

                   -----------------------------------------
                               PROGRAM PROSPECTUS
                               DATED MAY 1, 1998
                   -----------------------------------------
                       THE HUDSON RIVER TRUST PROSPECTUS
                               DATED MAY 1, 1998
                   -----------------------------------------
                          EQ ADVISORS TRUST PROSPECTUS
                               DATED MAY 1, 1998
                   -----------------------------------------

------------------------------------------------------------------------------
                                   PROSPECTUS
------------------------------------------------------------------------------

MAY 1, 1998


                          MEMBERS RETIREMENT PROGRAM
         OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Separate Account Units of interest under a group annuity contract with THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, 1290 Avenue of The Americas, New York, New York 10104, which funds the Members Retirement Program.
-----------------------------------------------------------------------------

The contract currently provides for thirteen Investment Options:

SEPARATE ACCOUNT FUNDS
o  Alliance Growth Equity Fund             o  MFS Research Fund
o  Alliance Aggressive Equity Fund         o  Warburg Pincus Small Company
o  Alliance Balanced Fund                      Value Fund
o  Alliance Global Fund                    o  T. Rowe Price Equity Income Fund
o  Alliance Conservative Investors Fund    o  Merrill Lynch World Strategy Fund
o  Alliance Growth Investors Fund

GUARANTEED OPTIONS
o  3 year Guaranteed Rate Account
o  5 year Guaranteed Rate Account
o  Money Market Guarantee Account

EFFECTIVE ON OR ABOUT JULY 1, 1998, THE FOLLOWING ADDITIONAL INVESTMENT OPTION WILL BECOME AVAILABLE:

o  BT Equity 500 Index Fund

The Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds are pooled separate accounts of Equitable (Nos. 4, 3 and 10, respectively). See "Investment Options--The Funds" in this prospectus for a description of the investment objectives, policies and risks of those accounts.

The Alliance Global Fund, Alliance Conservative Investors Fund, and the Alliance Growth Investors Fund invest in shares of a corresponding portfolio (Portfolio) of The Hudson River Trust, a mutual fund that invests the assets of separate accounts of insurance companies. The prospectus for The Hudson River Trust, which is attached to this prospectus, describes the investment objectives, policies and risks of those Portfolios and should be read carefully and retained for future reference. This prospectus is not valid unless it is attached to a current prospectus for The Hudson River Trust.

The MFS Research Fund, Warburg Pincus Small Company Value Fund, T. Rowe Price Equity Income Fund and Merrill Lynch World Strategy Fund each invests and the BT Equity 500 Index Fund will invest, effective on or about July 1, 1998, in shares of a corresponding portfolio (Portfolio) of the EQ Advisors Trust, a mutual fund that invests the assets of separate accounts of insurance companies. The prospectus for the EQ Advisors Trust, which is attached to this prospectus, describes the investment objectives, policies and risks of those Portfolios and should be read carefully and retained for future reference. This prospectus is not valid unless it is attached to a current prospectus of the EQ Advisors Trust.
-----------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-----------------------------------------------------------------------------


    THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING.
        IT SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


A Statement of Additional Information (the "SAI") dated May 1, 1998 has been filed with the Securities and Exchange Commission. The SAI is available free of charge and may be obtained by mailing the SAI request form located at the back of this prospectus or by calling, for current participants, 1-800-526-2701; for all others, 1-800-523-1125. Parts of the SAI have been incorporated by reference into this prospectus. A table of contents for the SAI appears on page 40 of this prospectus. Additional copies of the prospectus may be obtained by calling the above-listed number.

Copyright 1998 by The Equitable Life Assurance Society of the United States. All rights reserved.

                              TABLE OF CONTENTS


                                                                     PAGE
                                                                  --------
I.         Summary ...............................................     2
            The Members Retirement Program .......................     2
            The Investment Options................................     3
            Contributions ........................................     3
            Transfers Among Investment Options ...................     3
            Corresponding with the Program .......................     4
            Summary of Annual Fund Expenses ......................     5
II.        Condensed Financial Information .......................     8
III.       Investment Options ....................................    11
            The Funds ............................................    11
             The Alliance Growth Equity Fund .....................    12
             The Alliance Aggressive Equity Fund .................    12
             The Alliance Balanced Fund ..........................    13
             The Hudson River Trust...............................    14
             The EQ Advisors Trust ...............................    14
             Risks and Investment Techniques .....................    15
            The General Account Options ..........................    19
             Guaranteed Rate Accounts ............................    19
             Premature Withdrawals and Transfers .................    19
             Money Market Guarantee Account ......................    20
IV.        Fund Performance ......................................    20
            Unmanaged Market Indices .............................    20
            How Performance Data are Presented ...................    21
            Percent Changes in Fund Unit Values ..................    22
            Average Annual Rates of Return .......................    22
            Growth of $10,000 Initial Investment .................    23
            Investment of Contributions in the Funds .............    25
             Purchase of Fund Units ..............................    25
             Business Day ........................................    25
             How We Determine the Unit Value .....................    25
V.         Equitable Life and the Investment Managers ............    26
            Equitable Life .......................................    26
            The Separate Accounts ................................    26
            Investment Management of the Funds ...................    27
            Voting Rights ........................................    28
VI.        Provisions of the Contract and Services We Provide ....    29
            Adoption of the Program by Employers .................    29
             Employer Responsibilities ...........................    29
            Contributions ........................................    29
             Employer Responsibilities ...........................    29
             Allocation of Contributions by Participants  ........    30
            Transfers Among Investment Options ...................    30
             General Rules .......................................    30
            Payments or Withdrawals from the Funds ...............    31
            Distributions and Benefit Payment Options ............    31
             Participant Benefits: Retirement, Disability
              and Termination of Employment ......................    31
             Participant Withdrawals Prior to Retirement  ........    31
             Participant Death Benefits ..........................    32
             Benefit Payment Options .............................    33
            Loans to Participants ................................    34
            Year 2000 Progress....................................    34
VII.       Deductions and Charges ................................    34
            Members Retirement Plan (Pension and Profit
              Sharing), Prototype Self-Directed Plan and
              Investment Only Fees  ..............................    35
VIII.      Federal Income Tax Considerations .....................    36
            Distributions: Tax Consequences ......................    37
IX.        Miscellaneous .........................................    38
X.         Table of Contents of Statement of Additional
            Information ..........................................    40

                           MEMBERSHIP RETIREMENT FUND
                                    [LOGO]
-----------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.
-----------------------------------------------------------------------------

                               PART I: SUMMARY


The Members Retirement Program of The Equitable Life Assurance Society of the United States ("Equitable Life") consists of retirement plans and trusts through which members of certain groups and other eligible persons can accumulate retirement savings for themselves and their employees. The Program is sponsored by Equitable Life. The Trustee under the trusts is Chase Manhattan Bank ("Chase"). At December 31, 1997, the combined value of the assets in the Investment Options under the Program was approximately $200 million, and there were 10,752 participants. The Program is funded through a group annuity contract issued by Equitable Life.

Equitable Life provides this prospectus which describes the Separate Accounts and their Units of Interest registered under the Securities Act of 1933 ("1933 Act") and the General Account Options and other elements of the Program which are not so registered. Whenever words like "we" and "our" are used in the prospectus, they refer to Equitable Life. The terms "you" and "your" refer to the participant or to the employer, as appropriate.


THE MEMBERS RETIREMENT PROGRAM

As an employer, you can use the Program to adopt the Members Retirement Plan, or the Pooled Trust for individually designed plans or the Self-Directed Prototype Plan.

o THE MEMBERS RETIREMENT PLAN--Under the Members Retirement Plan, a master plan, you will automatically receive a full range of services from Equitable Life, including a variety of Investment Options, plan-level and participant-level recordkeeping, benefit payments and tax withholding and reporting.


   o The Members Retirement Plan is a defined contribution master plan which can be adopted as a profit sharing plan (including optional 401(k) and SIMPLE 401(k) features and beginning with plan years after December 31, 1998, safe harbor 401(k)), a defined contribution pension plan or both. The Plan is designed to comply with the requirements of Section 404(c) of the Employee Retirement Income Security Act of 1974 ("ERISA").


o THE POOLED TRUST FOR MEMBERS RETIREMENT PLANS--a funding vehicle to be used by those who have an individually designed qualified retirement plan. The Pooled Trust is for investment only and can be used for both defined benefit and defined contribution plans. We provide participant-level or plan-level recordkeeping services for plan assets held in the Pooled Trust.

o THE SELF-DIRECTED PROTOTYPE PLAN--a defined contribution prototype plan which can be used to combine the Program Investment Options with individual investments such as stocks and bonds. Employers must also adopt the Pooled Trust and maintain a minimum of $25,000 in the Trust at all times. We provide recordkeeping services for plan assets held in the Pooled Trust.

THE INVESTMENT OPTIONS
  SEPARATE ACCOUNT FUNDS                     GUARANTEED OPTIONS
  o Alliance Aggressive Equity Fund          o 3-Year Guaranteed Rate Account
     (Separate Account No. 3 (Pooled))       o 5-Year Guaranteed Rate Account
  o Alliance Growth Equity Fund              o Money Market Guarantee Account
     (Separate Account No. 4 (Pooled))
  o Alliance Balanced Fund (Separate Account No. 10 (Pooled))
  o Alliance Global Fund (Separate Account No. 51 (Pooled))
  o Alliance Conservative Investors Fund (an Asset Allocation Option) (Separate Account No. 51 (Pooled))
  o Alliance Growth Investors Fund (an Asset Allocation Option)
     (Separate Account No. 51 (Pooled))
  o MFS Research Fund
     (Separate Account No. 66 (Pooledd))
  o Warburg Pinncus Small Company Value Fund
     (Separate Account No. 66 (Pooledd))
  o T. Rowe Price Equity Income Fund
     (Separate Account No. 66 (Pooledd))
  o Merrill Lynch World Strategy Fund
     (Separate Account No. 66 (Pooledd))

  AVAILABLE ON OR ABOUT JULY 1, 1998
  o BT Equity 500 Index Fund
     (Separate Account No. 66 (Pooled))

         The Separate Accounts operate like mutual funds or unit investment trusts in many ways. However, because of exclusionary provisions, they are not subject to regulation under the Investment Company Act of 1940 ("1940 Act"). The Hudson River Trust and EQ Advisors Trust whose shares are purchased by Separate Account Nos. 51 and 66, respectively, are registered investment companies under the 1940 Act.

 CONTRIBUTIONS


  o Contributions can be allocated to any one Option or divided among them
  o Contributions may be made by check or money order payable to Equitable Life
  o Contributions must be sent along with a Contribution Remittance Form to the address shown in Corresponding With the Program
  o Contributions are credited on the day of receipt if they are accompanied by properly completed forms; otherwise delays may occur

TRANSFERS AMONG INVESTMENT OPTIONS

  o Generally, amounts may be transferred among the Investment Options at any time
  o Transfers may be made by telephone (on our Account Investment Management
    (AIM) System)
  o There is no charge for transfers and no tax liability
  o Transfers from the Guaranteed Rate Accounts may not be made prior to maturity. See Transfers Among Investment Options in Part VI

 PLAN OR              WHO SELECTS         ARE LOANS              WHEN ARE YOU
TRUST                 INVESTMENTS?        AVAILABLE?             ELIGIBLE FOR
                                                                 DISTRIBUTIONS?
--------------------  ------------------- ---------------------  ---------------------
Members               Participant         Yes, if permitted      Upon retirement,
Retirement Plan                           under your Plan        death, disability or
                                                                 termination of
                                                                 employment.
--------------------  ------------------- ---------------------  ---------------------
Pooled Trust for      Participant or      Yes, if permitted      Benefits depend upon
Individually          Trustee, as         under your Plan        the terms of your
Designed Plans        specified under                            Plan.
                      your Plan.
--------------------  ------------------- ---------------------  ---------------------
Self-Directed         Participant or      Yes, if permitted      Upon retirement,
Prototype Plan        Trustee, as         under your Plan        death, disability or
                      specified under                            termination of
                      your Plan.                                 employment.
--------------------  ------------------- ---------------------  ---------------------


CORRESPONDING WITH THE PROGRAM
EXISTING PARTICIPANTS                         FUTURE PARTICIPANTS
o  For regular mail (except contributions):   o To reach a Retirement Program
   The Members Retirement Program                 Specialist (9 a.m. to 5 p.m.
   Box 2468 G.P.O.                                Eastern Time, Monday through
   New York, New York 10116                       Friday): 1-800-523-1125,
o  For registered, certified or overnight mail    ext. 5009
   (except contributions):                        (From Alaska, call
   The Members Retirement Program                 0-201-583-2395, collect)
   c/o Equitable Life                          o For regular mail:
   200 Plaza Drive, Second Floor                  The Members Retirement Program
   Secaucus, New Jersey 07094                     c/o Equitable Life
o  For contribution checks ONLY:                  Box 2011
   The Members Retirement Program                 Secaucus, New Jersey 07094
   P.O. Box 1599                               o F or registered, certified or
   Newark, New Jersey 07101-9764                 overnight mail:
o  To reach the AIM System (24 hours a day)       The Members Retirement Program
   or an Equitable Life Account Executive         c/o Equitable Life
   (9 a.m. to 5 p.m. Eastern Time,                200 Plaza Drive, 2-B55
   Monday through Friday): 1-800-526-2701         Secaucus, New Jersey 07094

                       SUMMARY OF ANNUAL FUND EXPENSES

PARTICIPANT TRANSACTION EXPENSES

Transaction expenses are charges you pay when you buy or sell units of the Funds.

Sales Load                      None
Deferred Sales Charge           None
Surrender Fees                  None
Transfer or Exchange Fee        None



If you annuitize your account, a charge for premium taxes and other fees may apply.


ANNUAL FUND OPERATING EXPENSES

The Program is subject to deductions and charges, including record maintenance and report, enrollment, program expense, and investment management and financial accounting fees. Certain expenses are also borne directly by the Funds, by The Hudson River Trust, in which Separate Account No. 51 (Pooled) invests, and by the EQ Advisors Trust, in which Separate Account No. 66 (Pooled) invests. For more information, see Part VII:
Deductions and Charges, The Hudson River Trust and the EQ Advisors Trust prospectuses, which both accompany this prospectus.


The purpose of the tables below is to assist employers and participants in understanding the various costs and expenses they bear directly or indirectly. The expenses shown are based on the actual experience of the Funds during the year ended December 31, 1997. Future expenses may be greater or less than those shown below. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future performance. The tables give effect to generally applicable charges. Other charges may also be applicable, including enrollment, record maintenance and report fees. See
Part VII: Deductions and Charges.


ALLIANCE GROWTH EQUITY, AGGRESSIVE EQUITY AND BALANCED FUNDS


                                 INVESTMENT       PROGRAM
                               MANAGEMENT FEE  EXPENSE CHARGE   OTHER    TOTAL
                               -------------- --------------  ---------  ------
Alliance Growth Equity Fund       0.50%           1.00%        0.15%(1)  1.65%
Alliance Aggressive Equity Fund   0.65%           1.00%        0.17%(1)  1.82%
Alliance Balanced Fund            0.50%           1.00%        0.18%(1)  1.68%


ALLIANCE GLOBAL, CONSERVATIVE INVESTORS AND GROWTH INVESTORS FUNDS


                        INVESTMENT       PROGRAM
                      MANAGEMENT FEE  EXPENSE CHARGE    OTHER      TOTAL
                      -------------- --------------  ---------- ----------
Alliance Global Fund       0.20%(2)        1.00%        0.16%(1)    1.36%
Hudson River Trust         0.65%(3)          --         0.08%       0.73%(3)
 TOTAL                     0.85%           1.00%        0.24%       2.09%

ALLIANCE GLOBAL, CONSERVATIVE INVESTORS AND GROWTH INVESTORS FUNDS



                                        INVESTMENT       PROGRAM
                                      MANAGEMENT FEE  EXPENSE CHARGE    OTHER      TOTAL
                                      -------------- --------------  ---------- ----------
Alliance Conservative Investors Fund       0.20%(2)        1.00%        0.18%(1)    1.38%
Hudson River Trust                         0.48%(3)          --         0.07%       0.55%(3)
 TOTAL                                     0.68%           1.00%        0.25%       1.93%
Alliance Growth Investors Fund             0.20%(2)        1.00%        0.14%(1)    1.34%
Hudson River Trust                         0.52%(3)          --         0.05%       0.57%(3)
 TOTAL                                     0.72%           1.00%        0.19%       1.91%



MFS RESEARCH, WARBURG PINCUS SMALL COMPANY VALUE, T. ROWE PRICE EQUITY INCOME,
  MERRILL LYNCH WORLD STRATEGY AND BT EQUITY 500 INDEX FUNDS






                              TRUST RELATED EXPENSES               PROGRAM RELATED EXPENSES         TOTAL
                      ----------------------------------------- ---------------------------------  TRUST &
                        INVESTMENT                               PROGRAM                           PROGRAM
                           MGMT.               12B-1             EXPENSE                           RELATED
                      & ADVISORY FEE   OTHER   FEE(4)  TOTAL(5)   CHARGE    OTHER(1)     TOTAL     EXPENSES
                      -------------- -------  ------- --------  --------- ----------  ----------   ---------
MFS Research Fund          0.55%       0.05%    0.25%    0.85%     1.00%      0.02%(6)   1.02%       1.87%
Warburg Pincus Small
 Company Value Fund        0.65%       0.10%    0.25%    1.00%     1.00%      0.03%(6)   1.03%       2.03%
T. Rowe Price Equity
 Income Fund               0.55%       0.05%    0.25%    0.85%     1.00%      0.02%(6)   1.02%       1.87%
Merrill Lynch World
 Strategy Fund             0.70%       0.25%    0.25%    1.20%     1.00%      0.02%(6)   1.02%       2.22%
BT Equity 500 Index
 Fund                      0.25%       0.05%    0.25%    0.55%     1.00%      0.20%(7)   1.20%(7)    1.75%(7)




------------
(1) Reflects the amount deducted for the daily accrual of direct expenses. See How We Determine the Unit Value in Part IV.
(2) The Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds invest through Equitable's Separate Account No. 51 in corresponding Portfolios of The Hudson River Trust. This charge represents only financial accounting expenses for Separate Account No. 51.
(3) Effective May 1, 1997, a new Investment Advisory Agreement was entered into between The Hudson River Trust and Alliance Capital Management L.P., The Hudson River Trust's Investment Advisor, which effected changes in The Hudson River Trust's management fee and expense structure.

       The tables above reflecting The Hudson River Trust's expenses are based on Portfolio average daily net assets for the year ended December 31, 1997 and have been restated to reflect (i) the fees that would have been paid to Alliance if the current advisory agreement had been in effect as of January 1, 1997 and (ii) accounting expenses for the year ended December 31, 1997.

(4) The Class IB shares of EQ Trust are subject to fees imposed under distribution plans (herein, the "Rule 12b-1 Plans") adopted by EQ Trust pursuant to Rule 12b-1 under the investment Company Act of 1940, as amended. The Rule 12b-1 Plan provides that EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares.

(5) All EQAT Portfolios commenced operations on May 1, 1997 except the BT Equity 500 Index Portfolio, which had initial seed capital invested on December 31, 1997.

       The maximum investment management and advisory fees for each EQAT Portfolio cannot be increased without a vote of that Portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses, however, EQ Financial Consultants, Inc. ("EQ Financial"), EQAT's manager, has entered into an expense limitation agreement with respect to each Portfolio, ("Expense Limitation Agreement") pursuant to which EQ Financial has agreed to waive or limit its fees and assume other expenses. Under the Expense Limitation Agreement, total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) are limited for the respective average daily net assets of each Portfolio as follows:
       0.30% for BT Equity 500 Index; 0.60% for MFS Research and T. Rowe Price Equity Income; 0.75% for Warburg Pincus Small Company Value; and 0.95% for Merrill Lynch World Strategy.

       Absent the expense limitation, "Other Expenses" for 1997 on an annualized basis for each of the Portfolios that commenced operations in 1997 would have been as follows: 0.80% for Warburg Pincus Small Company Value; 0.94% for T. Rowe Price Equity Income; 0.98% for MFS Research; and

       2.10% for Merrill Lynch World Strategy. Absent the expense limitation, "Other Expenses" for the BT Equity 500 Index Portfolio, which had initial seed capital invested on December 31, 1997, are estimated for 1998 to be 0.29%.

       Each Portfolio may at a later date make a reimbursement to EQ Financial for any of the management fees waived or limited and other expenses assumed and paid by EQ Financial pursuant to the Expense Limitation Agreement provided that, among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the EQAT prospectus for more information.

(6) The amounts shown also reflect expenses of $19,329 which were initially paid by us in connection with the organization of the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds. These expenses are being reimbursed by these Funds (equally amortized over the four EQAT Funds) over a five year period that ends December 31, 2002.

(7) The BT Equity 500 Index Fund was not available in 1997, therefore, these numbers reflect anticipated annualized expenses for 1998.


                                   EXAMPLE

A $1,000 investment in each Fund listed below would be subject to the expenses indicated, assuming a 5% annual return. Applicable expenses are the same whether or not you withdraw all or part of your Account Balance at the end of each time period shown (1).


                                      1 YEAR    3 YEARS   5 YEARS    10 YEARS
                                     -------- ---------  --------- ----------
Alliance Growth Equity .............  $17.67    $54.71    $ 94.15    $204.30
Alliance Aggressive Equity .........   19.38     59.92     102.94     222.34
Alliance Balanced ..................   17.97     55.63      95.71     207.51
Alliance Global ....................   22.10     68.14     116.73     250.32
Alliance Conservative Investors  ...   20.49     63.28     108.58     233.84
Alliance Growth Investors ..........   21.82     67.55     115.84     248.67
MFS Research .......................   13.22     41.13       --         --
Warburg Pincus Small Company Value     21.50     66.32       --         --
T. Rowe Price Equity Income  .......   19.89     61.45       --         --
Merrill Lynch World Strategy  ......   23.41     72.08       --         --
BT Equity 500 Index ................   18.68     57.78       --         --

------------
(1) These calculations include all asset based charges plus a component for record maintenance and report fees and enrollment fees. The component is computed by aggregating such fees and dividing by the average assets for the same period. See Members Retirement Plan (Pension and Profit Sharing), Prototype Self Directed Plan and Investment Only Fees in Part VII of this prospectus.

                   PART II: CONDENSED FINANCIAL INFORMATION

Your interest in the Funds under the Program is represented by Units. See How We Determine the Unit Value in Part IV. The following tables give information about income, expenses and capital changes in the Alliance Growth Equity Fund (Separate Account No. 4 (Pooled)), the Alliance Aggressive Equity Fund (Separate Account No. 3 (Pooled)), and the Alliance Balanced Fund (Separate Account No. 10 (Pooled)) attributable to a Unit outstanding under the Program for the periods indicated, along with other supplementary data. For 1997, 1996, 1995, 1994 and 1993 the tables have been audited by Price Waterhouse LLP, independent accountants, as stated in their reports under Financial Statements in the SAI. For years prior to 1993, such condensed financial information was audited by other independent accountants. These tables should be read in conjunction with the full Financial Statements.

Condensed Financial Information for the Alliance Global, Alliance Conservative Investors, and Alliance Growth Investors Portfolios is contained in The Hudson River Trust prospectus accompanying this prospectus. Additional copies of The Hudson River Trust Prospectus and its Statement of Additional Information (SAI) may be obtained by calling an Account Executive. Those financial statements, however, do not reflect the Program Expense Charge and the daily accrual of direct expenses deducted from amounts held in Separate Account No. 51 (Pooled). Unit Values for the Alliance Global, Alliance Conservative Investors, and Alliance Growth Investors Funds of Separate Account No. 51 (Pooled) are shown below and do reflect the Program Expense Charge and daily accrual of direct expenses so deducted.

Condensed Financial Information for the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income, Merrill Lynch World Strategy and BT Equity 500 Index Funds is contained in The EQ Advisors Trust prospectus accompanying this prospectus. Additional copies of The EQ Advisors Trust Prospectus and Statement of Additional Information (SAI) may be obtained by calling an Account Executive. Those financial statements, however, do not reflect the Program Expense Charge and the daily accrual of direct expenses deducted from amounts held in Separate Account No. 66 (Pooled). Unit values for the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds of Separate Account No. 66 (Pooled) are shown below and do reflect the Program Expense Charge and daily accrual of direct expenses so deducted. No unit value for the BT Equity 500 Index Fund is shown because it will not become available until on or about July 1, 1998.

FULL FINANCIAL STATEMENTS. The Financial Statements of the Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds and the Consolidated Financial Statements of Equitable Life are contained in the SAI. The Financial Statements of the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Portfolios are contained in the SAI for the Hudson River Trust.

SEPARATE ACCOUNT NO. 4 (POOLED)
of The Equitable Life Assurance Society of the United States

ALLIANCE GROWTH EQUITY FUND--INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA
-----------------------------------------------------------------------------



                                                YEAR ENDED DECEMBER 31,
                                            -------------------------------
                                               1997      1996       1995
                                            --------- ---------  ---------
Income.....................................  $  1.53    $  1.37   $  1.84
Expenses (Note A)..........................    (4.55)     (3.82)    (3.25)
------------------------------------------  --------- ---------  ---------
Net income (loss)..........................    (3.02)     (2.45)    (1.41)
Net realized and unrealized gain
 (loss) on investments (Note B)............    65.28      36.80     50.16
------------------------------------------  --------- ---------  ---------
Net increase (decrease) in Alliance Growth
 Equity Fund Unit Value....................    62.26      34.35     48.75
Alliance Growth Equity Fund Unit Value
 (Note C):
  Beginning of year........................   244.25     209.90    161.15
------------------------------------------  --------- ---------  ---------
  End of year..............................  $306.51    $244.25   $209.90
==========================================  ========= =========  =========
Ratio of expenses to average net
 assets attributable to the Program .......     1.65%      1.68%     1.74%
Ratio of net income (loss) to average
 net assets attributable to the Program ...    (1.10)%    (1.08)%   (0.76)%
Number of Alliance Growth Equity Fund
 Units outstanding at end of year
 (000's)...................................      241        228       214
Portfolio turnover rate (Note D)...........       62%       105%      108%
==========================================  ========= =========  =========



                    (RESTUBBED TABLE CONTINUED FROM ABOVE)



                                               1994      1993*      1992      1991       1990      1989      1988
                                            --------- ---------  --------- ---------  --------- ---------  --------
Income.....................................  $  1.79    $  1.75   $  1.51    $  1.37   $  1.92    $  1.70   $ 1.29
Expenses (Note A)..........................    (2.76)     (2.54)    (2.22)     (2.00)    (1.56)     (1.59)   (1.21)
------------------------------------------  --------- ---------  --------- ---------  --------- ---------  --------
Net income (loss)..........................     (.97)      (.79)     (.71)      (.63)      .36        .11      .08
Net realized and unrealized gain
 (loss) on investments (Note B)............    (3.76)     26.16       .77      47.67    (13.52)     31.92     9.94
------------------------------------------  --------- ---------  --------- ---------  --------- ---------  --------
Net increase (decrease) in Alliance Growth
 Equity Fund Unit Value....................    (4.73)     25.37       .06      47.04    (13.16)     32.03    10.02
Alliance Growth Equity Fund Unit Value
 (Note C):
  Beginning of year........................   165.88     140.51    140.45      93.41    106.57      74.54    64.52
------------------------------------------  --------- ---------  --------- ---------  --------- ---------  --------
  End of year..............................  $161.15    $165.88   $140.51    $140.45   $ 93.41    $106.57   $74.54
==========================================  ========= =========  ========= =========  ========= =========  ========
Ratio of expenses to average net
 assets attributable to the Program .......     1.72%      1.69%     1.65%      1.68%     1.64%      1.74%    1.73%
Ratio of net income (loss) to average
 net assets attributable to the Program ...    (0.60)%    (0.52)%   (0.53)%    (0.54)%    0.38%      0.11%    0.12%
Number of Alliance Growth Equity Fund
 Units outstanding at end of year
 (000's)...................................      219        208       212        189        47         48       63
Portfolio turnover rate (Note D)...........       91%        82%       68%        66%       93%       113%     101%
==========================================  ========= =========  ========= =========  ========= =========  ========



SEPARATE ACCOUNT NO. 3 (POOLED)
of The Equitable Life Assurance Society of the United States
ALLIANCE AGGRESSIVE EQUITY FUND--INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA
-----------------------------------------------------------------------------



                                                YEAR ENDED DECEMBER 31,
                                            -------------------------------
                                               1997      1996       1995
                                            --------- ---------  ---------
Income.....................................   $  .26    $  .33     $  .24
Expenses (Note A)..........................     (.97)     (.86)      (.69)
------------------------------------------  --------- ---------  ---------
Net investment income (loss)...............     (.71)     (.53)      (.45)
Net realized and unrealized gain
 (loss) on investments (Note B)............     6.08      9.25       9.98
------------------------------------------  --------- ---------  ---------
Net increase (decrease) in Alliance
 Aggressive Equity Fund Unit Value.........     5.37      8.72       9.53
Alliance Aggressive Equity Fund Unit Value
 (Note C):
  Beginning of year........................    50.46     41.74      32.21
------------------------------------------  --------- ---------  ---------
  End of year..............................   $55.83    $50.46     $41.74
==========================================  ========= =========  =========
Ratio of expenses to average net assets
 attributable to the Program...............     1.82%     1.80%      1.86%
Ratio of net investment income (loss) to
 average net assets attributable to
 the Program...............................    (1.33)%   (1.12)%    (1.21)%
Number of Alliance Aggressive Equity
 Fund Units outstanding at end
 of year (000's)...........................      508       395        328
Portfolio turnover rate (Note D)...........      176%      118%       137%
==========================================  ========= =========  =========



                    (RESTUBBED TABLE CONTINUED FROM ABOVE)



                                               1994      1993*      1992      1991      1990      1989      1988
                                            --------- ---------  --------- ---------  -------- --------  ---------
Income.....................................   $  .18    $  .26     $  .31    $  .29    $  .28    $  .29    $  .17
Expenses (Note A)..........................     (.60)     (.57)      (.50)     (.41)     (.27)     (.24)     (.20)
------------------------------------------  --------- ---------  --------- ---------  -------- --------  ---------
Net investment income (loss)...............     (.42)     (.31)      (.19)     (.12)      .01       .05      (.03)
Net realized and unrealized gain
 (loss) on investments (Note B)............    (1.32)     4.25      (1.13)    14.52      1.17      4.85       .11
------------------------------------------  --------- ---------  --------- ---------  -------- --------  ---------
Net increase (decrease) in Alliance
 Aggressive Equity Fund Unit Value.........    (1.74)     3.94      (1.32)    14.40      1.18      4.90       .08
Alliance Aggressive Equity Fund Unit Value
 (Note C):
  Beginning of year........................    33.95     30.01      31.33     16.93     15.75     10.85     10.77
------------------------------------------  --------- ---------  --------- ---------  -------- --------  ---------
                                               1994      1993*      1992      1991      1990      1989      1988
                                            --------- ---------  --------- ---------  -------- --------  ---------
  End of year..............................   $32.21    $33.95     $30.01    $31.33    $16.93    $15.75    $10.85
==========================================  ========= =========  ========= =========  ======== ========  =========
Ratio of expenses to average net assets
 attributable to the Program...............     1.86%     1.84%      1.74%     1.59%     1.65%     1.74%    1.71%
Ratio of net investment income (loss) to
 average net assets attributable to
 the Program...............................    (1.31)%   (1.02)%    (0.66)%   (0.48)%    0.07%     0.35%   (0.23)%
Number of Alliance Aggressive Equity
 Fund Units outstanding at end
 of year (000's)...........................      283       249        229       150        13         5        3
Portfolio turnover rate (Note D)...........       94%       83%        71%       63%       48%       92%     103%
==========================================  ========= =========  ========= =========  ======== ========  =========

                      See notes following these tables.

SEPARATE ACCOUNT NO. 10 (POOLED)
of The Equitable Life Assurance Society of the United States
ALLIANCE BALANCED FUND--INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA
-----------------------------------------------------------------------------



                                           YEAR ENDED DECEMBER 31,
                                         ----------------------------
                                           1997      1996     1995
---------------------------------------  -------- --------  --------
Income..................................  $ 1.21    $ 1.00   $  .89
Expenses (Note A).......................    (.52)     (.48)    (.43)
---------------------------------------  -------- --------  --------
Net investment income ..................     .69       .52      .46
Net realized and unrealized gain
 (loss) on investments (Note B).........    2.83      2.11     3.74
---------------------------------------  -------- --------  --------
Net increase (decrease) in
 Alliance Balanced Fund Unit Value .....    3.52      2.63     4.20
Alliance Balanced Fund Unit Value (Note
 C):
  Beginning of year.....................   29.02     26.39    22.19
---------------------------------------  -------- --------  --------
  End of year...........................  $32.54    $29.02   $26.39
=======================================  ======== ========  ========
Ratio of expenses to average net assets
 attributable to the Program............    1.68%     1.73%    1.79%
Ratio of net investment income to
 average net assets attributable to
 the Program............................    2.25%     1.91%    1.90%
Number of Alliance Balanced Fund Units
 outstanding at end of year (000's) ....     454       476      458
Portfolio turnover rate (Note D) .......     165%      177%     170%
=======================================  ======== ========  ========



                    (RESTUBBED TABLE CONTINUED FROM ABOVE)



                                           1994     1993*     1992      1991     1990      1989     1988
---------------------------------------  -------- --------  -------- --------  -------- --------  --------
Income..................................  $  .74    $  .77   $  .79    $  .80   $  .94    $  .93   $  .72
Expenses (Note A).......................    (.40)     (.39)    (.35)     (.32)    (.27)     (.25)    (.21)
---------------------------------------  -------- --------  -------- --------  -------- --------  --------
Net investment income ..................     .34       .38      .44       .48      .67       .68      .51
Net realized and unrealized gain
 (loss) on investments (Note B).........   (2.60)     2.00    (1.34)     6.04     (.98)     2.66     1.07
---------------------------------------  -------- --------  -------- --------  -------- --------  --------
Net increase (decrease) in
 Alliance Balanced Fund Unit Value .....   (2.26)     2.38     (.90)     6.52     (.31)     3.34     1.58
Alliance Balanced Fund Unit Value (Note
 C):
  Beginning of year.....................   24.45     22.07    22.97     16.45    16.76     13.42    11.84
---------------------------------------  -------- --------  -------- --------  -------- --------  --------
  End of year...........................  $22.19    $24.45   $22.07    $22.97   $16.45    $16.76   $13.42
=======================================  ======== ========  ======== ========  ======== ========  ========
Ratio of expenses to average net assets
 attributable to the Program............    1.72%     1.70%    1.65%     1.67%    1.66%     1.73%    1.70%
Ratio of net investment income to
 average net assets attributable to
 the Program............................    1.51%     1.61%    2.03%     2.47%    4.12%     4.38%    4.00%
Number of Alliance Balanced Fund Units
 outstanding at end of year (000's) ....     446       419      364       284       27        16       12
Portfolio turnover rate (Note D) .......     107%      102%      90%      114%     199%      175%     172%
=======================================  ======== ========  ======== ========  ======== ========  ========



                               See notes below.

NOTES:
* Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as the investment adviser to the Fund. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Fund.
A. Enrollment fees are not included above and did not affect the Alliance Growth Equity, Alliance Aggressive Equity or Alliance Balanced Fund Unit Values. Enrollment fees were generally deducted from contributions to the Program.
B. See Note 2 to Financial Statements of Separate Account Nos. 3 (Pooled), 4 (Pooled) and 10 (Pooled), which may be found in the SAI.
C. The value for an Alliance Growth Equity Fund Unit was established at $10.00 on January 1, 1968 under the National Association of Realtors Members Retirement Program (NAR Program). The NAR Program was merged into the Members Retirement Program on December 27, 1984. The values for an Alliance Aggressive Equity and an Alliance Balanced Fund Unit were established at $10.00 on May 1, 1985, the date on which the Funds were first made available under the Program.
D. The portfolio turnover rate includes all long-term U.S. Government securities, but excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. Represents the annual portfolio turnover rate for the entire Separate Account.

       Income, expenses, gains and losses shown above pertain only to participants' accumulations attributable to the Program. Other plans also participate in the Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds and may have operating results and other supplementary data different from those shown above.

                 SEPARATE ACCOUNT NO. 51 (POOLED) UNIT VALUES


                                             ALLIANCE      ALLIANCE
                               ALLIANCE    CONSERVATIVE     GROWTH
                                GLOBAL      INVESTORS     INVESTORS
                                 FUND          FUND          FUND
                              ---------- --------------  -----------
Unit Value as of:
 December 31, 1993...........   $11.05        $10.22        $10.49
 December 31, 1994...........   $11.45        $ 9.62        $ 9.98
 December 31, 1995 ..........   $13.38        $11.39        $12.40
 December 31, 1996 ..........   $15.11        $11.81        $13.76
 December 31, 1997...........   $16.63        $13.19        $15.85
Number of Units Outstanding
 at December 31, 1997
 (000's) ....................      617           738           333


                 SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES


                                              WARBURG PINCUS  T. ROWE PRICE   MERRILL LYNCH
                               MFS RESEARCH   SMALL COMPANY    EQUITY INDEX   WORLD STRATEGY
                                   FUND         VALUE FUND         FUND            FUND
                              -------------- --------------  --------------- --------------
Unit Value as of:
 December 31, 1997...........     $10.34          $10.62          $11.02          $9.47
Number of Units Outstanding
 at December 31, 1997
 (000's).....................         75             176             199             38



                         PART III: INVESTMENT OPTIONS

Currently thirteen INVESTMENT OPTIONS are available under the Program. Ten Options are Funds--the Alliance Growth Equity Fund, the Alliance Aggressive Equity Fund, the Alliance Balanced Fund, the Alliance Global Fund, the MFS Research Fund, the Warburg Pincus Small Company Value Fund, the T. Rowe Price Equity Income Fund and the Merrill Lynch World Strategy Fund and two Asset Allocation Options--the Alliance Conservative Investors Fund and the Alliance Growth Investors Fund. The Alliance Growth Equity, Alliance Aggressive Equity, Alliance Balanced, Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds were formerly known as the Growth Equity, Aggressive Equity, Balanced, Global, Conservative Investors and Growth Investors Funds, respectively. The Funds' objectives, policies and risks have remained the same. Three Options are General Account Options--two Guaranteed Rate Accounts and the Money Market Guarantee Account. ON OR ABOUT JULY 1, 1998, THE BT EQUITY 500 INDEX FUND WILL BE AVAILABLE.


THE FUNDS


Each of the Funds has a different investment objective that it seeks to achieve by following specific investment policies. We do not anticipate that the investment objective of any of the Funds will change. We do, however, have the right to change the investment objectives of the Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds, subject to the approval of the New York State Insurance Department. The investment objectives of the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds can only be changed by a majority vote of the shareholders of the corresponding Portfolios of The Hudson River Trust. See Voting Rights under Part V: Equitable Life and the Investment Managers below. None of the investment objectives and policies of the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income, Merrill Lynch World Strategy and BT Equity 500 Index Funds of the EQ Advisors Trust are fundamental and may be changed by the Board of Trustees of the EQ Advisors Trust without the approval of shareholders. THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVES OF ANY OF THE FUNDS WILL BE MET OR THAT THE RISK TO PRINCIPAL OR VOLATILITY OF RETURN WILL BE AS INDICATED. See Risks and Investment Techniques below.

THE ALLIANCE GROWTH EQUITY FUND

OBJECTIVE. The Alliance Growth Equity Fund seeks to achieve long-term growth of capital by investing in the securities of carefully selected companies we believe will share in the growth of our nation's economy--and those of other leading industrialized countries--over a long period. The Alliance Growth Equity Fund invests in securities of companies of any capitalization but is generally invested primarily in securities of intermediate to large sized companies.

INVESTMENT POLICIES. The Alliance Growth Equity Fund invests primarily in common stocks. Smaller amounts may be invested in other equity-type securities, such as convertible preferred stocks or convertible debt instruments. The Alliance Growth Equity Fund may use its assets to make non-equity investments. These could include non-participating and non-convertible preferred stocks, bonds and debentures. Some non-equity investments may carry certain equity features such as conversion or exchange rights or warrants for the acquisition of stocks of the same or different issuers or participation based on revenues, sales or profits. If, in light of economic conditions and the general level of stock prices, it appears that the Fund's investment objective will not be met by buying equities and equity type securities, non-equity investment may be substantial. The Fund may invest up to 10% of its total assets in restricted securities.

The Alliance Growth Equity Fund may make temporary investments in government obligations, short-term commercial paper and other money market instruments, either directly or through our Separate Account No. 2A. While equity investments will be made primarily in securities of United States companies or foreign companies doing substantial business in the United States, up to 15% of the value of the Fund's assets may be invested in the securities of established foreign companies without substantial business in the United States. See Risks and Investment Techniques below for more information on restricted securities, Separate Account No. 2A, securities of medium and smaller sized companies, foreign securities, investment concentration, money market investments and convertible securities.

THE ALLIANCE AGGRESSIVE EQUITY FUND


OBJECTIVE. The Alliance Aggressive Equity Fund seeks to achieve long-term capital growth, consistent with investment quality. The Fund will attempt to achieve this objective by investing primarily in securities of medium and smaller sized companies (with capitalization generally between $100 million and $3.0 billion) which we believe have greater growth potential than larger companies.


INVESTMENT POLICIES. Most of the time, the Alliance Aggressive Equity Fund will invest primarily in common stocks of medium and smaller sized companies. The Fund may also invest in securities not generally defined as growth stocks, but with unusual value or earnings potential. For example, opportunities for capital growth exist from time to time in what are believed to be cyclical industries, companies whose securities are temporarily undervalued, special situations, younger but not widely known companies and companies doing business in countries whose economies are expanding. The Alliance Aggressive Equity Fund may invest in foreign companies without substantial business in the United States. Industry diversification is not an objective of the Alliance Aggressive Equity Fund and it may at times be less diversified than a traditional equity portfolio. Some other equity-type investments may also be made. The Fund may also invest in short-term debt securities such as corporate notes, and temporary money market investments, including our Separate Account No. 2A. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

See Risks and Investment Techniques below for more information on foreign securities, restricted securities, securities of medium and smaller sized companies and money market investments. This Fund may hold investments with greater growth potential and greater risks than those investments held by the Alliance Growth Equity and Balanced Funds. Due to this Fund's aggressive investment policies and less diversified investments, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

THE ALLIANCE BALANCED FUND

OBJECTIVE. The Alliance Balanced Fund's investment objective is to achieve both appreciation of capital and current income by investments in a diversified portfolio of common stocks, other equity-type securities and longer-term fixed income securities and current income by investments in publicly traded debt securities and short-term money market instruments. The investment mix is determined by the portfolio manager.


INVESTMENT POLICIES. It is anticipated that we will vary the portion of the Alliance Balanced Fund's assets invested in each type of security in accordance with our evaluation of economic conditions, the general level of common stock prices, anticipated interest rates and other relevant considerations, including our assessment of the risks associated with each investment medium. The Fund is subject to the risk that we may incorrectly predict changes in the relative values of the stock and bond markets. In general, equity securities will comprise the greatest portion of the Balanced Fund's assets. At the years ended December 31, 1988 through 1997, the percentage of the Alliance Balanced Fund's assets invested in equity securities (including equity-type securities such as convertible preferred stocks or convertible debt instruments) has ranged from 43% to 86%. The Fund's non-money market debt securities will consist primarily of publicly-traded securities issued or guaranteed by the United States Government or its agencies or instrumentalities and corporate fixed income securities, including, but not limited to, bank obligations, notes, asset-backed securities, mortgage pass-through obligations, collateralized mortgage obligations, zero coupon bonds, and preferred stock. The Alliance Balanced Fund may also buy debt securities with equity features such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All non-money market debt securities will be investment grade, at the time of acquisition, i.e., rated BBB or higher by Standard & Poor's Corporation (S&P) or Baa or higher by Moody's Investors Services, Inc. (Moody's) or, if unrated, will be of comparable investment quality. The average maturity of the debt securities held by the Alliance Balanced Fund will vary according to market conditions and the stage of interest rate cycles. The Alliance Balanced Fund may also realize gains on debt securities when such actions are considered advantageous in light of existing market conditions. The Fund may invest up to 10% of its total assets in restricted securities and may invest in foreign companies without substantial business in the United States. The Alliance Balanced Fund may invest in money market securities through our Separate Account No. 2A or directly. The Alliance Balanced Fund may invest in put and call options and trade in stock index or interest rate futures for hedging purposes only. In option transactions, the economic benefit will be offset by the cost of the option, while any loss would be limited to such cost. The Fund also enters into hedging transactions. These transactions are undertaken only when any required regulatory procedures have been completed and when economic and market conditions indicate that such transactions would serve the best interests of the Fund.


See Risks and Investment Techniques below for more information on foreign securities, restricted securities, securities of medium and smaller sized companies, debt instruments issued by Schedule B Banks, hedging transactions, money market investments and convertible securities.

THE HUDSON RIVER TRUST


The Hudson River Trust is an open-end, diversified management investment company, more commonly called a mutual fund. As a "series" type of mutual fund, it includes various Portfolios, three of which are offered through this Program. The Hudson River Trust commenced operations in January 1987. The Hudson River Trust does not impose a sales charge or "load" for buying and selling its shares. All dividend distributions from The Hudson River Trust are reinvested in the Portfolio to which they relate. The Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds invest in corresponding Portfolios of The Hudson River Trust.

The Hudson River Trust prospectus accompanying this prospectus contains information about the objectives, investment policies and special risks of the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Portfolios. YOU SHOULD CAREFULLY READ THE HUDSON RIVER TRUST PROSPECTUS BEFORE YOU ALLOCATE CONTRIBUTIONS OR TRANSFER AMOUNTS TO THE ALLIANCE GLOBAL, ALLIANCE CONSERVATIVE INVESTORS OR ALLIANCE GROWTH INVESTORS FUNDS.


ALLIANCE GLOBAL FUND OBJECTIVE. The Alliance Global Fund seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United States as well as United States companies.

ALLIANCE CONSERVATIVE INVESTORS FUND OBJECTIVE. The Alliance Conservative Investors Fund seeks to achieve high total return without, in the Fund adviser's opinion, undue risk to principal. The Fund invests in a diversified mix of publicly-traded, fixed income and equity securities. Asset mix and security selection are primarily based upon factors expected to reduce risk.

ALLIANCE GROWTH INVESTORS FUND OBJECTIVE. The objective of the Alliance Growth Investors Fund is high total return consistent with the Fund adviser's determination of reasonable risk. The Fund invests in a diversified mix of publicly-traded, fixed income and equity securities. Asset mix and security selection are based upon factors expected to increase the possibility of high long-term return.

THE EQ ADVISORS TRUST


The EQ Advisors Trust is a registered open-end management investment company that offers a selection of professionally managed investment portfolios. The EQ Advisors Trust commenced operations on May 1, 1997. As a "series" type of mutual fund, the Trust issues shares of beneficial interest that are currently divided among eighteen Portfolios. Each Portfolio is a separate series of the Trust with its own objective and policies. Except for the Merrill Lynch World Strategy Portfolio, the following EQ Advisors Trust portfolios are diversified for 1940 Act purposes. The EQ Advisors Trust does not impose sales charges or "loads" for buying and selling their shares. The Trustees of the Trust may establish additional Portfolios at any time.

The EQ Advisors Trust prospectus accompanying this prospectus contains information about the objectives, investment policies and special risks of the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income, Merrill Lynch World Strategy and BT Equity 500 Index Portfolios. YOU SHOULD CAREFULLY READ THE EQ ADVISORS TRUST PROSPECTUS BEFORE YOU ALLOCATE CONTRIBUTIONS OR TRANSFER AMOUNTS TO THESE FUNDS.


MFS RESEARCH FUND OBJECTIVE. The MFS Research Fund seeks to provide long-term growth of capital and future income by investing a substantial portion of its assets in common stock or securities convertible into common stock of companies believed by the adviser to possess better than average prospects for long-term growth.

WARBURG PINCUS SMALL COMPANY VALUE FUND OBJECTIVE. The Warburg Pincus Small Company Value Fund seeks long-term capital appreciation by investing primarily in a portfolio of equity securities of small capitalization companies (i.e., companies having market capitalizations of $1 billion or less at the time of initial purchase) that the adviser considers to be relatively undervalued. Current income is a secondary consideration in selecting portfolio investments.


T. ROWE PRICE EQUITY INCOME FUND OBJECTIVE. The T. Rowe Price Equity Income Fund seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend paying common stocks of established companies. Total return will consist primarily of dividend income and secondarily of capital appreciation (or depreciation).


MERRILL LYNCH WORLD STRATEGY FUND OBJECTIVE. The Merrill Lynch World Strategy Fund seeks a high total investment return by investing primarily in equity and fixed income securities, including convertible securities of U.S. and foreign issuers. Total investment return consists of interest, dividends, discount accrual and capital changes, including changes in the value of non-dollar denominated securities and other assets and liabilities resulting from currency fluctuations. Investing in foreign securities involves special considerations. The Portfolio may employ a variety of instruments and techniques to enhance income and to hedge against market and currency risk.

BT EQUITY 500 INDEX FUND OBJECTIVE. The BT Equity 500 Index Fund seeks to replicate as closely as possible (before the deduction of Fund expenses) the total return of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), by investing in a statistically selected sample of the 500 stocks included in the S&P 500.


RISKS AND INVESTMENT TECHNIQUES


You should be aware that any investment in securities carries with it a risk of loss. The different investment objectives and policies of each Fund may affect the return of each Fund. Additionally, there are market and financial risks inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer but which affect the way markets, and securities within those markets, perform. We sometimes describe market risk in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations. The risk factors and investment techniques associated with the Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds are stated below. See The Hudson River Trust prospectus for risk factors and investment techniques associated with an investment in the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds. See the EQ Advisors Trust prospectus for risks and factors and investment techniques associated with an investment in the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income, Merrill Lynch World Strategy and BT Equity 500 Index Funds.


Mortgage Pass-Through Securities--The Alliance Balanced Fund may invest in mortgage pass-through securities, which are securities representing interests in pools of mortgages. Principal and interest payments made on the mortgages in the pools are passed through to the holder of such securities.

Collateralized Mortgage Obligations--The Alliance Balanced Fund may invest in collateralized mortgage obligations (CM0s). CMOs are debt securities collateralized by underlying mortgage loans or pools of mortgage pass-through securities and are generally issued by limited purpose finance subsidiaries of U.S. Government instrumentalities.

CMOs are not, however, mortgage pass-through securities. Investors in CMOs are not owners of the underlying mortgages, but are simply owners of a debt security backed by such pledged assets.

Asset-Backed Securities--The Alliance Balanced Fund may purchase asset-backed securities that represent either fractional interests or participation in pools of leases, retail installment loans or revolving credit receivables held by a trust or limited purpose finance subsidiary. Such asset-backed securities may be secured by the underlying assets or may be unsecured.

The Alliance Balanced Fund may invest in other asset-backed securities that may be developed in the future.

Yankee Securities--The Alliance Balanced Fund may invest in Yankee securities. Yankee securities are non-U.S. issuers that issue debt securities that are denominated in U.S. dollars.

Zero-Coupon Bonds--The Alliance Balanced Fund may invest in zero-coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero-coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. As a result, their price can be very volatile when interest rates change.

Repurchase Agreements--In repurchase agreements, the Alliance Balanced Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a future date. During the term of the repurchase agreement the Balanced Fund retains the securities subject to the repurchase agreement as collateral. Such transactions afford an opportunity for the Fund to earn a fixed rate of return on available cash at minimal market risk, although the Fund may be subject to various delays and risks or loss if the seller is unable to meet its obligation to repurchase.

Foreign Currency Forward Contracts--The Alliance Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. The Fund will enter into such forward contracts for hedging purposes only.

Debt Securities Subject to Prepayment Risks--Mortgage pass-through securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the Alliance Balanced Fund may invest are subject to prepayments prior to their stated maturity. It is usually not possible to accurately predict the rate at which prepayments will be made, which rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the fund. Moreover, securities that may be prepaid tend to increase in value less during times of declining interest rates, and to decrease in value more during times of increasing interest rates, than do securities that are not subject to prepayment.

When-Issued and Delayed Delivery Securities--The Alliance Balanced Fund may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the market value of such securities at the time of settlement may be more or less than the purchase price then payable. The Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.

Foreign Securities--The Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds may make a limited portion of their investments in the securities of established foreign companies which do not do substantial business in the United States. For many foreign securities, there are dollar-denominated American Depository Receipts (ADRs), which are traded in the United States on exchanges or over-the-counter, and are issued by domestic banks. The Funds may invest in foreign securities directly and through ADRs and may hold some foreign securities outside of the U.S. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Funds will avoid currency risks during the settlement period for either purchases or sales. Foreign investments may involve risks not present in domestic investments, such as changes in the political or economic climate of countries in which companies do business. Foreign securities may be less liquid or subject to greater price volatility than securities of domestic issuers, and foreign accounting, auditing and disclosure standards may differ from domestic standards. There may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. The value of foreign investments may rise or fall because of changes in currency exchange rates or exchange controls.

Restricted Securities--The Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds may make investments in restricted securities. Restricted securities are generally less liquid than registered securities and market quotations for such securities may not be readily available. The Funds may not be able to sell restricted securities except pursuant to registration under applicable Federal and State securities laws or pursuant to Securities and Exchange Commission rules which limit their sale to certain purchasers and may require that they be held by the Funds for a specified period of time prior to resale. Because of these restrictions, at times the Funds may not be readily able to sell them at fair market value.

Securities of Medium and Smaller Sized Companies--The Alliance Aggressive Equity Fund invests primarily in the securities of medium and smaller sized companies, although the Alliance Growth Equity and Alliance Balanced Funds may also make these investments. Medium and smaller sized companies may be dependent on the performance of only one or two products. Such companies may be vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Therefore, consistent earnings may not be as likely in small companies as in large companies. Such companies may also be more dependent on access to equity markets to raise capital than larger companies with greater ability to support debt. Small and intermediate sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, which may have an impact on marketability. The price of these stocks may rise and fall more frequently and to a greater extent than the overall market.

Investment Concentration--From time to time, the equity holdings in the Alliance Growth Equity Fund may be concentrated in the securities of a relatively small number of issuers. In no event will an investment be made for the Fund in the securities of one issuer if such investment would cause more than 10% of the book value of the Alliance Growth Equity Fund to be invested in the securities of such issuer, and no investment will be made for the Fund if such investment would cause more than 40% of the book value of the Fund to be invested in the securities of four or fewer issuers. This strategy of investment concentration may increase an investor's risk of loss in the event of a decline in the value of one of these securities. As of December 31, 1997, 26.5% (of market value) of the Alliance Growth Equity Fund was held in the stocks of four issuers. See Separate Account No. 4 (Pooled) Statement of Investments and Net Assets in the SAI.


Debt Instruments Issued by Schedule B Banks--The Alliance Balanced Fund may invest in debt instruments issued by Schedule B Banks, which are foreign branches of United States banks. Schedule B Banks are not required to maintain the same financial reserves which are required of United States banks, but Schedule B Bank certificates of deposit are fully guaranteed by the U.S. parent of the issuing bank. Debt instruments issued by Schedule B Banks may include certificates of deposit and time deposits of London branches of United States banks ("Eurodollars"). Eurodollar investments are subject to the types of risks associated with foreign securities. London branches of the United States banks have extensive government regulation which may limit both the amount and the type of loans and interest rates. In addition, the banking industry's profitability is closely linked to prevailing money market conditions for financing lending operations. Both general economic conditions and credit risks play an important part in the operations of the banking industry. United States banks are required to maintain reserves, are limited in how much they can loan to a single borrower and are subject to other regulations to promote financial soundness. Not all of these laws and regulations apply to foreign branches of United States banks.

Hedging Transactions--The Alliance Balanced Fund may engage in hedging transactions which are designed to protect against anticipated adverse price movements in securities owned or intended to be purchased by the Fund. When interest rates go up, the market value of outstanding debt securities declines and vice versa. In recent years the volatility of the market for debt securities has increased significantly, and market prices of longer-term obligations have been subject to wide fluctuations, particularly as contrasted with those of short-term instruments. The Fund will take certain risks into consideration when determining which, if any, options or financial futures contracts it will use. If the price movements of hedged portfolio securities are in fact favorable to the Fund, the hedging transactions will tend to reduce and may eliminate the economic benefit to the Fund which otherwise would result. Also, the price movements of options and futures used for hedging purposes may not correlate as anticipated with price movements of the securities being hedged. This can make a hedge transaction less effective than anticipated and could result in a loss. The options and futures markets can sometimes become illiquid and the exchanges on which such instruments are traded may impose trading halts or delays on the exercise of options and liquidation of futures positions in certain circumstances. This could in some cases operate to the Fund's detriment.


Money Market Investments--The Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds may make temporary investments in government obligations, short-term commercial paper and other money market instruments. They may buy these directly or acquire units in our Separate Account No. 2A. Separate Account No. 2A provides an efficient means for certain of our other separate accounts to invest cash positions on a pooled basis at no additional costs. Separate Account No. 2A seeks to obtain a high level of current income, preserve its assets and maintain liquidity. It invests only in short-term securities which mature in 60 days or less from the date of purchase or which are subject to repurchase agreements requiring repurchases in 60 days or less. Units in Separate Account No. 2A are not registered under the 1933 Act.


The kinds of direct investments the Funds make in money market instruments will be payable only in United States dollars and will consist principally of securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities, negotiable certificates of deposit, bankers' acceptances or bank time deposits, repurchase agreements (covering securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities, certificates of deposit or bankers' acceptances), commercial paper that is rated Prime-1 by Moody's Investors Service ("Moody's") or A-1 or A-1 Plus by Standard & Poor's Corporation ("S&P"), unrated commercial paper, master demand notes or variable amount floating rate notes of any issuer that has an outstanding issue of unsecured debt that is currently rated Aa or better by Moody's or AA or better by S&P, and any debt securities issued or guaranteed by an issuer, which is currently rated Aa or better by Moody's or AA or better by S&P, with less than one year to maturity. Such investments may include Eurodollars, certificates of deposit and commercial paper issued by Schedule B Banks.


Convertible Securities--The Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds may invest in convertible preferred stocks or convertible debt instruments. Convertible securities contain both debt and equity features. Because of their debt element, they may provide some protection when stock prices decline. Nevertheless, convertible securities may lose significant value in periods of extreme market volatility.

THE GENERAL ACCOUNT OPTIONS

Contributions to the General Account Options become part of our general account, which supports all of our insurance and annuity guarantees as well as our general obligations. The general account, as part of our insurance and annuity operations, is subject to regulation and supervision by the Insurance Department of the State of New York and to insurance laws and regulations of all jurisdictions in which we are authorized to do business. Because of applicable exemptive and exclusionary provisions, interests in the general account have not been registered under the 1933 Act, nor is the general account an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to regulation under the 1933 Act or the 1940 Act, and we have been advised that the staff of the Securities and Exchange Commission has not made a review of the disclosures which are included in this prospectus for your information and which relate to the general account and the General Account Options. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GUARANTEED RATE ACCOUNTS

THE GUARANTEES. Contributions to the Guaranteed Rate Accounts (GRAs) are credited until maturity with the interest rate in effect on the date of receipt. The rate is expressed as an effective annual rate, reflecting daily compounding and the deduction of asset-based fees. GRAs with maturities of approximately three and approximately five years are available under the Program. AMOUNTS ALLOCATED TO A GRA MAY GENERALLY NOT BE REMOVED PRIOR TO MATURITY.

New guaranteed rates are offered each Wednesday and are available for a seven-day period. Call the AIM System to obtain the current GRA rates. Interest accrues from the day after your contribution or transfer is credited through the maturity date of the GRA, which is either approximately three or approximately five years from the end of the seven-day offering period. We guarantee the amount of your contributions and the interest credited, subject to any penalties applicable upon premature withdrawal. See Premature Withdrawals and Transfers from a GRA in the SAI for a description of such penalties and when they apply. For a discussion of maturing GRAs, see Maturing GRAs in the SAI.

PREMATURE WITHDRAWALS AND TRANSFERS

o You may not transfer from one GRA to another or from a GRA to another Investment Option except at maturity.

o You may transfer other amounts at any time to a GRA at the current guaranteed rate.

o Withdrawals may be made from a GRA before maturity if: you are disabled; you attain age 70 1/2; you die; or you are not self-employed and your employment is terminated.

o You may not remove GRA funds before maturity to take a loan, hardship or other in-service withdrawal, as a result of a trustee-to-trustee transfer, or to receive benefits from a terminated plan.

o Certain other withdrawals prior to maturity are permitted, but may be subject to penalty. See Procedures for Withdrawals, Distributions and Transfers from a GRA in the SAI.

MONEY MARKET GUARANTEE ACCOUNT


THE GUARANTEES. All amounts held in the Money Market Guarantee Account are credited with the same rate of interest. The rate changes monthly and is expressed as an effective annual rate, reflecting daily compounding and the deduction of asset-based fees and charges. The rate will approximate current market rates for money market mutual funds minus these fees. Call the AIM System to obtain the current monthly rate. On January 1 each year we set an annual minimum rate for this Account. The minimum guaranteed interest rate for 1998 is 2.5% (before fees).


CONTRIBUTIONS. Contributions may be made at any time and will earn the current rate from the day after the contribution is credited through the end of the month or, if earlier, the day of withdrawal or transfer. Balances in the Account at the end of the month automatically begin receiving interest at the new rate until transferred or withdrawn. We guarantee the amount of your contributions and the interest credited.

DISTRIBUTIONS AND TRANSFERS. Distributions, withdrawals and transfers may be made at any time assuming your employer's plan permits.

                          PART IV: FUND PERFORMANCE

The following tables provide a historical view of investment performance. The information presented includes performance results for each Fund, along with data representing unmanaged market indices.

UNMANAGED MARKET INDICES

Benchmark indices, while providing a broader perspective on relative performance, are only a tool for comparison. At any time, the composition of a Fund will differ from the benchmarks presented. Also, performance data for the unmanaged market indices do not reflect any deductions for investment advisory, brokerage or other expenses of the type typically associated with an actively managed fund. This effectively overstates the rate of return of the market indices relative to that which would be available to a typical investor, and limits the usefulness of these indices in assessing the performance of the Funds. Since the Funds do not distribute dividends or interest, the market indices have been adjusted to reflect reinvestment of dividends and interest to provide comparability.

STANDARD AND POOR'S 500 INDEX (S&P 500)--an unmanaged weighted index of the securities of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

STANDARD & POOR'S MIDCAP 400 (TOTAL RETURN) INDEX (S&P MIDCAP TR)--an unmanaged market-weighted index with each stock affecting the index in proportion to its market value. It consists of 400 domestic stocks chosen for market size (median market capitalization falls in the $200 million to $5 billion range), liquidity, and industry group representation.

CONSUMER PRICE INDEX (URBAN CONSUMERS--NOT SEASONALLY ADJUSTED)(CPI)--an index of inflation.

LEHMAN AGGREGATE INDEX--an unmanaged bond index which includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard and Poor's Corporation, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $50 million for all others.

LEHMAN GOVERNMENT/CORPORATE BOND INDEX (LEHMAN)--an unmanaged index widely regarded by investors as representative of the bond market.

LEHMAN TREASURY BOND INDEX (LEHMAN TREASURY)--an unmanaged bond index which includes all public obligations of the U.S. Treasury (excluding foreign targeted issues).


MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (MSCI WORLD)--an arithmetical average weighted by market value of the performance of 1,520 companies listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East.


HOW PERFORMANCE DATA ARE PRESENTED


The following tables show Fund performance on several different bases: annual percent changes in Fund Unit Values, average annual rates of return and the total value as of December 31, 1997 of a $10,000 investment made on January 1, 1988. The Fund performance shown may not represent your actual experience; nor does it reflect the effect of the record maintenance and report or enrollment fees. The average annual rates of return are time-weighted, assume an investment at the beginning of each period, and include the reinvestment of investment income.

The Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds became available under the Program on July 1, 1993. The performance figures prior to that date for these Funds reflect (1) hypothetical performance based on the actual performance of the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Portfolios, respectively, from the date each commenced operations and (2) the deduction of the Alliance Program Expense Charge, the financial accounting fee and the daily accrual of direct expenses attributable to the Alliance Growth Equity Fund. After July 1, 1993, they reflect actual performance and, for 1993, annualized actual expenses. See Part VII: Deductions and Charges.

No performance is provided for the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds which became available under the Program on August 1, 1997. The respective Portfolios of the EQ Advisors Trust commenced operations on May 1, 1997. See the attached EQ Advisors Trust prospectus for performance information regarding those portfolios. Such information does not reflect the Program Expense Charge that would reduce the results shown in the EQ Advisors Trust prospectus.

In addition, no performance is provided for the BT Equity 500 Index Fund which will become available on July 1, 1998. The BT Equity 500 Index Portfolio commenced operations on December 31, 1997.

-----------------------------------------------------------------------------
         PERCENT CHANGES IN FUND UNIT VALUES*
-----------------------------------------------------
ANNUAL PERIOD ENDING
 LAST BUSINESS DAY OF       1988    1989     1990
--------------------------  ------- -------  --------
FUND
--------------------------  ------- -------  --------
Alliance Growth Equity        15.5%   43.0%    -12.3%
--------------------------  ------- -------  --------
Alliance Aggressive Equity     0.7    45.2       7.5
--------------------------  ------- -------  --------
Alliance Balanced             13.4    24.9      -1.9
--------------------------  ------- -------  --------
Alliance Global                9.3    25.4      -7.4
--------------------------  ------- -------  --------
Alliance Conservative
 Investors                      --     1.7       5.0
--------------------------  ------- -------  --------
Alliance Growth Investors       --     2.6       9.4
--------------------------  ------- -------  --------
COMPARATIVE INDICES           1988    1989      1990
--------------------------  ------- -------  --------
S&P 500                       16.6%   31.7%     -3.1%
--------------------------  ------- -------  --------
S&P Midcap TR                 20.9    35.6      -5.1
--------------------------  ------- -------  --------
S&P 500/Lehman Aggregate
 (50%/50%)                    12.2    23.1       2.9
--------------------------  ------- -------  --------
MSCI World                    23.3    16.6     -17.0
--------------------------  ------- -------  --------
S&P 500/Lehman Treasury
 (30%/70%)                     9.9    19.6       5.1
--------------------------  ------- -------  --------
S&P 500/Lehman (70%/30%)      13.9    26.5       0.3
--------------------------  ------- -------  --------
CPI                            4.4     4.6       6.2
--------------------------  ------- -------  --------


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                         PERCENT CHANGES IN FUND UNIT VALUES*
-------------------------------------------------------------------------------------
ANNUAL PERIOD ENDING
 LAST BUSINESS DAY OF       1991    1992    1993    1994     1995    1996     1997
--------------------------  ------- ------  ------- -------  ------- -------  -------
FUND
--------------------------  ------- ------  ------- -------  ------- -------  -------
Alliance Growth Equity        50.4%    0.1%   18.0%   -2.8%    30.3%   16.4%    25.5%
--------------------------  ------- ------  ------- -------  ------- -------  -------
Alliance Aggressive Equity    85.1    -4.2    13.1    -5.1     29.6    20.9     10.6
--------------------------  ------- ------  ------- -------  ------- -------  -------
Alliance Balanced             39.7    -3.9    10.8    -9.2     18.9    10.0     12.1
--------------------------  ------- ------  ------- -------  ------- -------  -------
Alliance Global               29.1    -1.9    30.8     3.6     16.8    12.9     10.1
--------------------------  ------- ------  ------- -------  ------- -------  -------
Alliance Conservative
 Investors                    18.4     4.3     9.4    -5.9     18.3     3.7     11.7
--------------------------  ------- ------  ------- -------  ------- -------  -------
Alliance Growth Investors     47.3     3.5    13.9    -4.8     24.2    11.0     15.2
--------------------------  ------- ------  ------- -------  ------- -------  -------
COMPARATIVE INDICES           1991    1992    1993    1994     1995    1996     1997
--------------------------  ------- ------  ------- -------  ------- -------  -------
S&P 500                       30.5%    7.6%   10.1%    1.3%    37.6%   23.0%    33.4%
--------------------------  ------- ------  ------- -------  ------- -------  -------
S&P Midcap TR                 50.1    11.9    13.9    -3.6     30.9    19.2     32.3
--------------------------  ------- ------  ------- -------  ------- -------  -------
S&P 500/Lehman Aggregate
 (50%/50%)                    23.2     7.5     9.9    -0.8     28.0    13.3     21.5
--------------------------  ------- ------  ------- -------  ------- -------  -------
MSCI World                    18.3    -5.2    22.5     5.1     20.7    13.5     15.8
--------------------------  ------- ------  ------- -------  ------- -------  -------
S&P 500/Lehman Treasury
 (30%/70%)                    19.8     7.3    10.5    -2.0     24.1     8.8     16.7
--------------------------  ------- ------  ------- -------  ------- -------  -------
S&P 500/Lehman (70%/30%)      26.2     7.6    10.3    -0.1     32.1    16.9     26.3
--------------------------  ------- ------  ------- -------  ------- -------  -------
CPI                            3.0     2.9     2.7     2.7      2.9     3.3      1.9
--------------------------  ------- ------  ------- -------  ------- -------  -------










-----------------------------------------------------------------------------
              AVERAGE ANNUAL RATES OF RETURN--DECEMBER 31, 1997*
-----------------------------------------------------------------------------
FUND                                 10 YEARS    5 YEARS   3 YEARS    1 YEAR
----------------------------------  ---------- ---------  --------- --------
Alliance Growth Equity                 16.9%      16.9%      23.9%     25.5%
----------------------------------  ---------- ---------  --------- --------
Alliance Aggressive Equity             17.9       13.2       20.1      10.6
----------------------------------  ---------- ---------  --------- --------
Alliance Balanced                      10.6        8.1       13.6      12.1
----------------------------------  ---------- ---------  --------- --------
Alliance Global                        12.2       14.5       13.2      10.1
----------------------------------  ---------- ---------  --------- --------
Alliance Conservative Investors          --        7.1       11.1      11.7
----------------------------------  ---------- ---------  --------- --------
Alliance Growth Investors                --       11.5       16.7      15.2
----------------------------------  ---------- ---------  --------- --------

COMPARATIVE INDICES                  10 YEARS    5 YEARS   3 YEARS    1 YEAR
----------------------------------  ---------- ---------  --------- --------
S&P 500                                18.1%      20.1%      31.2%     33.4%
----------------------------------  ---------- ---------  --------- --------
S&P Midcap TR                          19.5       17.8       27.3      32.3
----------------------------------  ---------- ---------  --------- --------
S&P 500/Lehman Aggregate (50%/50%)     14.4       14.6       21.7      21.5
----------------------------------  ---------- ---------  --------- --------
MSCI World                             10.6       15.3       16.6      15.8
----------------------------------  ---------- ---------  --------- --------
S&P 500/Lehman Treasury (30%/70%)      12.4       11.9       17.2      16.7
----------------------------------  ---------- ---------  --------- --------
S&P 500/Lehman (70%/30%)               16.0       17.0       25.6      26.3
----------------------------------  ---------- ---------  --------- --------
CPI                                     3.4        2.6        2.6       1.9
----------------------------------  ---------- ---------  --------- --------


*      Hypothetical performance shown in italics.



  PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE. NO PROVISIONS
      HAVE BEEN MADE FOR THE EFFECT OF TAXES ON INCOME AND GAINS OR UPON
                                DISTRIBUTION.

GROWTH OF $10,000 INITIAL INVESTMENT
-----------------------------------------------------------------------------

Although historical percentage change data is valuable in evaluating fund performance, it is often easier to understand the information in more graphic examples. One approach to this is the use of "mountain charts." Mountain charts, such as the ones below illustrate the growth of a hypothetical investment over time for each of the Funds. The mountain charts for the Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds illustrate the growth through December 31, 1997 of an investment of $10,000 made on January 1, 1988. The mountain charts for the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds illustrate the growth through December 31, 1997 of an investment of $10,000 made on January 1, 1988, January 1, 1989 and January 1, 1989, respectively. No mountain charts have been provided for the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds because these Funds were not available under the Program until August 1, 1997. No mountain chart has been provided for the BT Equity 500 Index Fund because it was not in existence during these periods.


                          ALLIANCE GROWTH EQUITY FUND


                               [GRAPHIC OMITTED]

                        ALLIANCE AGGRESSIVE EQUITY FUND

                               [GRAPHIC OMITTED]

                             ALLIANCE BALANCED FUND


                               [GRAPHIC OMITTED]

                             ALLIANCE GLOBAL FUND(A)

[WAITING FOR DATA POINTS]


                     ALLIANCE CONSERVATIVE INVESTORS FUND(A)


[WAITING FOR DATA POINTS]

                        ALLIANCE GROWTH INVESTORS FUND(A)

[WAITING FOR DATA POINTS]


(a) The Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds became available under the Program on July 1, 1993. The underlying Alliance Global Portfolio commenced operations on August 27, 1987. The underlying Alliance Conservative Investors and Alliance Growth Investors Portfolios commenced operations on October 2, 1989.

INVESTMENT OF CONTRIBUTIONS IN THE FUNDS

PURCHASE OF FUND UNITS

Amounts allocated to a Fund are used to purchase Units. Your interest in each Fund is represented by the value of your Units in that Fund. The number of Units you purchase in a Fund is calculated by dividing the amount allocated by the Unit Value calculated as of the close of business on the day your purchase is made. The number of Units credited will not vary because of any subsequent fluctuation in the Unit Value; however, the value of the Unit fluctuates with the investment experience of the Fund. Such experience reflects the investment income and realized and unrealized capital gains and losses of that Fund, and the deductions and charges we make to the Fund.

BUSINESS DAY

A business day is any day both we and the New York Stock Exchange are open. Contributions, transfers, and allocation changes are effective on the business day they are received. Distribution requests are also effective on the business day they are received unless, as in the Master Plans, there are plan provisions to the contrary. However, we may have to delay the processing of any transaction which is not accompanied by a properly completed form or which is not mailed to the correct address. An Account Executive will generally be available to speak with you each business day from 9 a.m. to 5 p.m. eastern time. We may, however, close due to emergency conditions.

HOW WE DETERMINE THE UNIT VALUE


We determine the Unit Value at the end of each business day. The Unit Value for each Fund is determined by first calculating a gross unit value reflecting only investment performance and then adjusting it for Program expenses to obtain the Fund Unit Value. We calculate the gross unit value by multiplying the gross unit value for the preceding business day by the net investment factor for that subsequent business day and, for the Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds, then deducting audit and custodial fees. We calculate the net investment factor as follows:
 o First, we take the value of the Fund's assets at the close of business on the preceding business day.
 o Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which we are calculating the net investment factor.
 o Then we subtract the capital losses, realized and unrealized, charged to the Fund during that business day.
 o Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.


The Fund Unit Value is calculated on every business day by multiplying the Fund Unit Value for the last business day of the previous month by the net change factor for that business day. The net change factor for each business day is equal to (a) minus (b) where

 (a) is the gross unit value for that business day divided by the gross unit value for the last business day of the previous month; and
 (b) is the charge to the Fund for that month for the daily accrual of fees and expenses times the number of days since the end of the preceding month.

     For information on the valuation of assets of the Funds, see How We Value the Assets of the Funds in the SAI.


The value of the investments of the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds in the corresponding Hudson River Trust Portfolios is calculated by multiplying the number of shares held by Separate Account No. 51 in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business on the same day as the respective Unit Values of the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds are determined.

The value of the investments of the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income, Merrill Lynch World Strategy and BT Equity 500 Index Funds in the corresponding EQ Advisors Trust Portfolios is calculated by multiplying the number of shares held by Separate Account No. 66 in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business on the same day as the respective Unit Values of the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income, Merrill Lynch World Strategy and BT Equity 500 Index Funds are determined.


              PART V: EQUITABLE LIFE AND THE INVESTMENT MANAGERS

EQUITABLE LIFE

Equitable Life is a New York stock life insurance company that has been in business since 1859. For more than 100 years we have been among the largest life insurance companies in the United States. Equitable Life has been selling annuities since the turn of the century. Our Home Office is located at 1290 Avenue of the Americas, New York, New York 10104. We are authorized to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and the Virgin Islands. We maintain local offices throughout the United States. We are one of the nation's leading pension fund managers.


Equitable Life is a wholly-owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). The largest stockholder of the Holding Company is AXA-UAP ("AXA"). As of December 31, 1997, AXA beneficially owned 58.7% of the outstanding shares of common stock of the Holding Company. Under its investment arrangements with Equitable Life and the Holding Company, AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA, a French company, is the holding company for an international group of insurance and related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $274.1 billion of assets as of December 31, 1997, including third party assets of approximately $216.9 billion. These assets are primarily managed for retirement and annuity programs for businesses, tax-exempt organizations and individuals. This broad customer base includes nearly half the Fortune 100, more than 42,000 small businesses, state and local retirement funds in more than half the 50 states, approximately 250,000 employees of educational and non-profit institutions, as well as nearly 500,000 individuals. Millions of Americans are covered by Equitable Life's annuity, life, health and pension contracts.


THE SEPARATE ACCOUNTS


Separate accounts are used to fund benefits under group annuity contracts and other agreements for tax-deferred retirement programs we administer. The separate accounts which have the Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds were established pursuant to the Insurance Law of the State of New York in 1968, 1969 and 1979, respectively. The separate account which holds the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds was established in 1993. The separate account which holds the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income, Merrill Lynch World Strategy and BT Equity 500 Index Funds was established in 1997. The assets of the separate accounts are our property. However, you have a claim under the group annuity contract equal to the value of your accumulation in each Fund. Income, gains and losses, whether or not realized, from assets allocated to the Funds are, in accordance with the group annuity contract, credited to or charged against the Fund without regard to our other income, gains or losses. This means that assets supporting account balances in the Separate Accounts are not subject to claims of Equitable's creditors. The portion of each Fund's assets we hold on your behalf may not be used to satisfy obligations that may arise out of any other business we conduct. We may transfer amounts owed to us, such as fees and expenses, to our general account at any time.

Because of exclusionary provisions, none of the Separate Accounts are subject to regulation under the 1940 Act. However, The Hudson River Trust (Class IA shares) and EQ Advisors Trust (Class IB shares), are purchased by Separate Account Nos. 51 and 66, respectively, and are registered as open-end management investment companies under the 1940 Act.


INVESTMENT MANAGEMENT OF THE FUNDS


We use the personnel and facilities of Alliance Capital Management L.P. ("Alliance") for portfolio management, securities selection and transaction services in managing the assets of the Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds. Alliance is also the investment adviser of The Hudson River Trust. The Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds are divisions of our Separate Account No. 51 and invest in corresponding Portfolios of The Hudson River Trust.

Alliance is a publicly-traded limited partnership which is indirectly majority-owned by Equitable Life. Equitable Life and Alliance are registered investment advisers under the Investment Advisers Act of 1940. As of December 31, 1997, Alliance had total assets under management of over $218.7 billion. Alliance acts as an investment adviser to various separate accounts and general accounts of Equitable Life and other affiliated insurance companies. Alliance also provides management and consulting services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.

EQ Financial Consultants, Inc. ("EQF"), subject to the supervision and direction of the Trustees of EQ Advisors Trust, manages and administers EQ Advisors Trust. EQF is an investment adviser registered under the Investment Advisers Act of 1940, and a broker-dealer registered under the Securities Exchange Act of 1934. EQF currently furnishes specialized investment advice to other clients, including individuals, pension and profit-sharing plans, trusts, charitable organizations, corporations, and other business entities. EQF is a Delaware corporation and an indirect, wholly owned subsidiary of Equitable Life.

EQF is responsible for providing management and administrative services to EQ Advisors Trust and selects the investment advisers for EQ Advisors Trust's Portfolios, monitors the EQ Advisors Trust Advisers' investment programs and results, reviews brokerage matters, oversees compliance by EQ Advisors Trust with various Federal and state statutes, and carries out the directives of its Board of Trustees.

Pursuant to a service agreement, Chase Global Funds Services Company assists EQF in the performance of its administrative responsibilities to the EQ Advisors Trust with other necessary administrative, fund accounting and compliance services. EQ Financial Consultants, Inc.'s main office is located at 1290 Avenue of the Americas, New York, NY 10104.

T. Rowe Price Associates, Inc., Massachusetts Financial Services Company, Warburg Pincus Asset Management, Inc., Merrill Lynch Asset Management, L.P. and Bankers Trust Company serve as the investment advisers (each an

"EQAT Adviser" and together the "EQAT Advisers") to one or more of the EQ Advisors Trust portfolios. Each EQAT Adviser is a well known investment fund manager in the U.S. and/or Europe. Additional information regarding each EQAT Adviser appears in the EQ Advisors Trust prospectus, which accompanies this prospectus.

The securities held in the Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds must be authorized or approved by the Investment Committee of our Board of Directors. Subject to the Investment Committee's broad supervisory authority, our investment officers and managers have complete discretion over the assets of these Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, investment opportunities are allocated among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.

We, together with the Holding Company, own 76.2% of the outstanding common stock of Donaldson, Lufkin & Jenrette, Inc. (DLJ). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation, is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, DLJ supplies correspondent services, including order execution, securities clearance and other centralized financial services, to numerous independent regional securities firms and banks.

To the extent permitted by law and consistent with the Fund transaction practices discussed in this prospectus, and subject to the consent of Fund contractholders, the Funds may engage in securities and other transactions with the above entities or may invest in shares of the investment companies with which those entities have affiliations. In 1997, there were no such transactions through DLJ subsidiaries.


VOTING RIGHTS


No voting rights apply to any of the Separate Accounts or to the General Account Options. As legal owner of the shares of The Hudson River Trust held in Separate Account No. 51 which invests in units of the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds and of the shares of the EQ Advisors Trust held in Separate Account No. 66 which invests in units of the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income, Merrill Lynch World Strategy and BT Equity 500 Index Funds, we do, however, have the right to vote on certain matters. The Hudson River Trust and the EQ Advisors Trust are not required to hold annual meetings of shareholders and may elect not to do so. If a meeting of shareholders is held, they may vote on such matters as election of directors and any other matters requiring a vote by shareholders under the 1940 Act. Equitable Life will vote the shares of The Hudson River Trust allocated to the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds and the shares of the EQ Advisors Trust allocated to the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income, Merrill Lynch World Strategy and BT Equity 500 Index Funds in accordance with instructions received from employers, participants or trustees, as the case may be, in the respective Funds. Each participant for whom we maintain records and, in other cases, the employer or trustee, will be allowed to instruct us on how to vote shares of The Hudson River Trust in proportion to their interest in the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds and of the EQ Advisors Trust in proportion to their interest in the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income, Merrill Lynch World Strategy and BT Equity 500 Index Funds as of the record date for the shareholder meeting. If we do not receive instructions in time from all shareholders, we will vote the shares for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. If you invest in The Hudson River Trust and/or the EQ Advisors Trust, you will receive periodic reports relating to the Trust and proxy material, together with a voting instruction form, in connection with shareholder meetings.

Currently, we control The Hudson River Trust and EQ Advisors Trust. These Trust shares are held by other separate accounts of ours and by separate accounts of insurance companies unaffiliated with us. Shares held by these separate accounts will generally be voted according to the instructions of the owners of insurance policies and contracts funded through those separate accounts, thus diluting the effect of your voting instructions.


         PART VI: PROVISIONS OF THE CONTRACT AND SERVICES WE PROVIDE

ADOPTION OF THE PROGRAM BY EMPLOYERS

To adopt a Members Retirement Program, you as the employer or trustee must complete the appropriate Participation Agreement. If you would like to discuss enrollment in the Program, call our Retirement Program Specialists at 1-800-523-1125. They can help you complete the Participation Agreement for review by your tax advisor.

For our prototype self-directed plan, you as the employer must use the prototype plan adoption agreement. You must also adopt the Pooled Trust and arrange separately for plan level recordkeeping and brokerage services. We will provide recordkeeping services only for assets held in the Pooled Trust. You can use any plan recordkeeper of your choice or you can arrange through us to hire Trust Consultants, Inc. at a special rate. In addition, you can arrange through us brokerage services from our affiliate, Pershing Discount Brokerage Services, at special rates or use any other broker of your choice.

EMPLOYER RESPONSIBILITIES

If you are an employer and you adopt our Members Retirement Plan, you as the employer and plan administrator will have certain responsibilities relating to the administration and qualification of your plan. See Your Responsibilities as Employer in the SAI for a list of responsibilities which you will have if you adopt the Members Retirement Plan. If you, as an employer, have an individually designed plan, you already have these responsibilities, which will not be increased in any way by your adoption of the Pooled Trust for investment only. If you utilize our prototype self-directed plan, you will have responsibilities as the plan administrator and will also have to appoint a plan trustee; these responsibilities will be greater than those under the Members Retirement Plan. (You should consult your legal adviser for an understanding of your legal responsibilities under the self-directed plan.) If you use an individually designed plan, it is your responsibility to determine that the terms of your plan are consistent with the provisions of the Pooled Trust and our practices described in this prospectus and the SAI. We try in this prospectus to make it clear which actions you are to take as employer and which you are to take as participant. We will give you guidance and assistance in the performance of your responsibilities. The ultimate responsibility, however, rests with you.

CONTRIBUTIONS

EMPLOYER RESPONSIBILITIES


Employers should send contribution checks or money orders payable to Equitable Life to the address shown under Corresponding With the Program. The preferred form of payment is a single check in U.S. dollars on your business or personal account payable to Equitable Life. Payment may also be in the form of a single money order, bank draft or cashier's check payable directly to Equitable Life. These checks, money orders and drafts are accepted subject to collection. Cash and traveler's checks are not acceptable. Third party checks endorsed to Equitable Life are not acceptable forms of payment unless the check is rollover money directly from a qualified retirement plan, a tax-free exchange under the Internal Revenue Code, or a trustee check that involves no refund. We reserve the right to reject a payment if an unacceptable form of payment is received. All contributions must be allocated by the participant and must be accompanied by a properly completed Contribution Remittance form. Contributions are credited on the day of receipt. Failure to use the proper form, or to complete the form properly, however, may result in a delay in crediting contributions for the entire business. Employers should not permit employees to send post-tax contributions directly to the Program. See Your Responsibilities as Employer in the SAI.


ALLOCATION OF CONTRIBUTIONS BY PARTICIPANTS

 o You may allocate your contribution among as many Investment Options as you wish.
 o You may change your allocation instructions as often as you wish by calling the AIM System. Your new instructions become effective on the business day we receive them; provided that is before 4 p.m. eastern time, and the remittance form is properly completed. Current participants should refer to their AIM System brochures.
 o You may allocate employer contributions in different percentages than your employee contributions. The allocation percentages you elect for employer contributions will automatically apply to 401(k) qualified non-elective contributions, qualified matching contributions and matching contributions. The allocation percentages you elect for employee contributions will automatically apply to both your post-tax employee contributions and your 401(k) salary deferral contributions.
 o If we have not received valid instructions, we will allocate your contributions to the Money Market Guarantee Account.

Under the Members Retirement Plan, participants make all investment allocations. Under an individually designed plan or our self-directed prototype plan, either the participant or the trustee makes investment allocations, depending on the terms of the plan.

TRANSFERS AMONG INVESTMENT OPTIONS

GENERAL RULES

 o Generally, amounts may be transferred to or from the Investment Options at any time. However, no transfers from the Guaranteed Rate Accounts are permitted prior to maturity.
 o There is no charge for transfers and no tax liability.
 o To make a transfer, give us instructions through the AIM System.
 o All transfers are made as of the close of business on the day we receive your instructions, provided we receive your request by 4:00 p.m. eastern time. Transfers by phone must be made and confirmed by 4:00 p.m. eastern time. Transfer requests completed after that time or on a non-business day will be processed as of the close of business on the following business day.

To transfer by telephone, you must have a Personal Security Code (PSC) number. You must have a touch-tone telephone to make transfers on the AIM System. Procedures have been established by Equitable Life that are considered to be reasonable and are designed to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting on telephone instructions and providing written confirmation of instructions communicated by telephone. If Equitable Life does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses arising out of any action on its part or any failure or omission to act as a result of its own negligence, lack of good faith, or willful misconduct. In light of the procedures established, Equitable Life will not be liable for following telephone instructions that it reasonably believes to be genuine. We may discontinue the telephone transfer service at any time without notice.


PAYMENTS OR WITHDRAWALS FROM THE FUNDS

Payments or withdrawals out of the Funds ordinarily will be made promptly upon request in accordance with Plan provisions. However, we can defer payments, applications and withdrawals from the Funds for any period during which the New York Stock Exchange is closed for trading, sales of securities are restricted or determination of the fair market value of assets of the Funds is not reasonably practicable because of an emergency.

DISTRIBUTIONS AND BENEFIT PAYMENT OPTIONS

PARTICIPANT BENEFITS: RETIREMENT, DISABILITY AND TERMINATION OF EMPLOYMENT


Under the Members Retirement Plan or our self-directed prototype plan, you are eligible for benefits upon retirement, death or disability, or upon termination of employment with a vested benefit. ("Vested" refers to the nonforfeitable portion of your benefits under the plan.) If you are a participant in an individually designed plan, your eligibility for retirement benefits depends on the terms of that plan. If you own more than 5% of the business, you must begin to receive your benefits no later than April 1 of the year after you reach age 70 1/2. For all other participants, distribution must begin by April 1st of the later of the year after attaining age 70 1/2 or retirement from the employer sponsoring the plan.

The Program is flexible as to how and when you can receive your benefits, but you are also subject to extremely complicated legal requirements. Certain plan distributions may result in penalty taxes. A general explanation of the federal income tax treatment of distributions and benefit payment options is provided in Federal Income Tax Considerations in both this prospectus and the SAI. If you retire, become disabled or terminate your employment, you should discuss the available options with your financial advisor. Our Account Executives can be of assistance.


PARTICIPANT WITHDRAWALS PRIOR TO RETIREMENT

 o You may withdraw all or part of your Account Balance under the Members Retirement Plan attributable to post-tax employee contributions at any time, provided that you withdraw at least $300 at a time (or, if less, your entire post-tax Account Balance). See Part VIII: Federal Income Tax Considerations.
 o If you are married, your spouse must generally consent in writing before you can make any type of withdrawal, except for the purchase of a Qualified Joint and Survivor Annuity.
 o Self-employed persons may generally not receive a distribution prior to age 59 1/2.

 o Employees may generally not receive a distribution prior to separation from service.
 o Hardship withdrawals before age 59 1/2 may be permitted under 401(k) and certain other profit sharing plans.

Under an individually designed plan and our self-directed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that you ask your employer what types of withdrawals are available under your plan. See Procedures for Withdrawals, Distributions and Transfers in the SAI for a more detailed discussion of these general rules.

Generally you may not make withdrawals from the Guaranteed Rate Accounts prior to maturity. See The Guaranteed Rate Accounts in Part III.

PARTICIPANT DEATH BENEFITS


 o If you die before the entire benefit due you has been paid, the remainder of your benefits will be paid to your beneficiary.
 o If you die before you are required to begin receiving benefits, the law requires your entire benefit to be distributed no more than five years after your death. There are exceptions--(1) A beneficiary who is not your spouse may elect payments over his/her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin within one year of your death. (2) If your benefit is payable to your spouse, your spouse may elect to receive benefits over his/her life or a period certain which does not exceed his or her life expectancy beginning any time up to the date you would have attained age 70 1/2 or, if later, one year after your death, or (3) Your spouse may be able to roll over all or part of the death benefit to an individual retirement arrangement.
 o If at your death you were already receiving annuity benefits, your beneficiary will receive the survivor benefits, if any, under the form of the annuity selected. If an annuity benefit was not selected, your beneficiary can continue to receive benefits based on the payment option you selected or can select a different payment option so long as payments are made at least as rapidly as with the payment option you originally selected.
 o To designate a beneficiary or to change an earlier designation, have your employer send us your completed beneficiary designation form. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in Procedures for Withdrawals, Distributions and Transfers--Spousal Consent Requirements in the SAI.


If you are a participant in the Members Retirement Plan and you die without designating a beneficiary, your vested benefit will automatically be paid to your spouse or, if you are not married, to the first surviving class of (a) your children, (b) your parents and (c) your brothers and sisters. If none of them survive you, your vested benefit will be paid to your estate. If you are a participant in our prototype self-directed plan and you die without designating a beneficiary, your vested benefit will automatically be paid to your spouse or, if you are not married, to the first surviving class of (a) your children, (b) your grandchildren, (c) your parents, (d) your brothers and sisters and (e) your nephews and nieces. If none of them survive you, your vested benefit will be paid to your estate.

Under the Members Retirement Plan, on the day we receive proof of your death, we automatically transfer your Account Balance in the Funds to the Money Market Guarantee Account unless your beneficiary instructs otherwise. All amounts are held until your beneficiary requests a distribution or transfer. Our Account Executives can explain these and other requirements affecting death benefits.

BENEFIT PAYMENT OPTIONS

Once you are eligible to receive benefits you may, if your plan permits, select one or more of the following forms of distribution:

 o Qualified Joint and Survivor Annuity
 o Installment Payments
 o Lump Sum Payment
 o Life Annuity
 o Life Annuity--Period Certain
 o Joint and Survivor Annuity
 o Joint and Survivor Annuity--Period Certain
 o Cash Refund Annuity

See Types of Benefits in the SAI for detailed information regarding each of the above options, and Procedures for Withdrawals, Distributions and Transfers in the SAI.


If you are married and the value of your account balance or vested benefits is greater than $5,000, federal law generally requires you to receive a Qualified Joint and Survivor Annuity payable to you for life and then to your surviving spouse for life, unless you and your spouse have properly waived that form of payment in advance. Certain self-directed prototypes and individually designed plans are not subject to this requirement.


Under the Members Retirement Plan and the self-directed prototype plan, you may designate a non-spouse beneficiary any time after the earlier of the first day of the plan year in which you attain age 35 or the date on which you separate from service with your employer. If you designate a beneficiary other than your spouse prior to your reaching age 35, your spouse must consent to the designation and, upon your reaching age 35, must again give his or her consent or the designation will lapse. In order for you to make a withdrawal, elect a form of benefit other than a Qualified Joint and Survivor Annuity or designate a non-spouse beneficiary, your spouse must consent to your election in writing within the 90 day period before your annuity starting date. To consent, your spouse must sign on the appropriate line on your election of benefits or beneficiary designation form. Your spouse's signature must be witnessed by a notary public or plan representative.

If you change your mind, you may revoke your election and elect a Qualified Joint and Survivor Annuity or designate your spouse as beneficiary, simply by filing the appropriate form. Your spouse's consent is not required for this revocation.

It is also possible for your spouse to sign a blanket consent form. By signing this form, your spouse gives you the right to name any beneficiary or, if applicable, form of distribution you want. Once you file such a form, you may change your election whenever you want, even without spousal consent. Spousal consent to a withdrawal or benefit in a form other than a Qualified Joint and Survivor Annuity is not required under certain self-directed prototype profit sharing plans that do not offer life annuity benefits.


The minimum amount that can be used to purchase any type of annuity is $5,000. Usually, an annuity administrative charge of $350 will be deducted from the amount used to purchase the annuity. If we give any group pension client with a qualified plan a better annuity purchase rate than those currently guaranteed under the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case.

LOANS TO PARTICIPANTS

The Members Retirement Plan permits you to borrow a portion (not to exceed $50,000) of your vested Account Balance in all your plans, if your employer has elected this feature. Your employer can tell you whether loans are available under your plan. If you are a sole proprietor, a partner who owns more than 10% of the business, or a shareholder-employee of an S Corporation who owns more than 5% of the business (including family members of these prohibited individuals), you presently may not borrow from your vested Account Balance without first obtaining a prohibited transaction exemption from the Department of Labor. Consult with your attorney or tax advisor regarding the advisability and procedures for obtaining such an exemption. Loans are also available under our self-directed prototype plan and under an individually designed plan if the terms of your plan allow them.

You, the participant, must pay interest on your loan; the interest paid may not be deductible. All interest that you pay will be added to your Account Balance and will be taxable upon distribution. If you fail to repay the loan when due, the amount of the unpaid balance may be taxable and subject to additional penalty taxes. Loans are subject to restrictions under federal tax laws, and all plans of the employer are aggregated for purposes of these restrictions. You should apply for a loan through your employer. Loan kits containing all necessary forms, along with an explanation of how to set interest rates, are available from our Account Executives. YOU MAY NOT TAKE A LOAN FROM THE GUARANTEED RATE ACCOUNTS PRIOR TO MATURITY. IF YOU ARE MARRIED, YOUR SPOUSE MUST CONSENT IN WRITING BEFORE YOU CAN TAKE A LOAN.


YEAR 2000 PROGRESS

We rely upon various computer systems in order to administer the Program and operate the Investment Options. Some of these systems belong to service providers who are not affiliated with us. In 1995, we began addressing the question of whether our computer systems would recognize the year 2000 before, on and after January 1, 2000 and we believe we have identified those of our systems critical to business operations that are not Year 2000 compliant. By year 1998, we expect that the work of modifying or replacing non-compliant systems will substantially be completed and expect a comprehensive test of its Year 2000 compliance will be performed in the first half of 1999. We are in the process of seeking assurances from third party service providers that they are acting to address the Year 2000 issue with the goal of avoiding any material adverse effect on services provided to you and on operations of the Investment Options. Any significant unsolved difficulty related to the Year 2000 compliance initiatives could have a material adverse effect on the ability to administer the Program and operate the Investment options. Assuming the timely completion of computer modifications by us and third-party service providers, there should be no material adverse effect on our ability to perform these functions.

The Year 2000 issue may impact issuers of portfolio securities held by the Investment Options to varying degrees. We are unable to predict what impact, if any, the Year 2000 issue will have on issuers of portfolio securities held by the Investment Options.


                       PART VII: DEDUCTIONS AND CHARGES

No deductions are made from contributions or withdrawals for sales expenses.

Fees and charges apply to amounts held for each plan. Asset-based fees are charged against the assets of each Fund. The Unit Values of the Funds are reduced to reflect the deduction of those fees. Rates for Guaranteed Rate Accounts and for the Money Market Guarantee Account reflect the deduction of applicable asset-based fees. Unless otherwise noted, fees which are set in fixed dollar amounts are deducted by reducing the number of Units in the appropriate Funds and the number of dollars in each General Account Option. The amount allocable to the three-year or five-year Guaranteed Rate Account will be taken from your most recent GRA in that Account.

MEMBERS RETIREMENT PLAN (PENSION AND PROFIT SHARING),
PROTOTYPE SELF-DIRECTED PLAN AND INVESTMENT ONLY FEES


RECORD MAINTENANCE AND REPORT FEE. At the end of each calendar quarter, we deduct a record maintenance and report fee of $3.75 from your Account Balance. We reserve the right to charge varying fees based on the requested special mailings, reports and services given to your retirement plan, if you request special mailings, reports, and services.


ENROLLMENT FEE. There is a non-refundable one-time enrollment fee of $25 for each participant. If the enrollment fee is not paid by your employer, it may be deducted from contributions or from your Account Balance. We may waive this fee under certain circumstances. If we do not maintain individual participant records under the Pooled Trust, the employer is instead charged $25 for each plan or trust.

PROTOTYPE SELF-DIRECTED PLAN FEES. An employer who participates in our prototype self-directed plan will incur additional fees not payable to us, such as brokerage and administration fees.

PROGRAM EXPENSE CHARGE. A daily charge at an annual rate of 1.00% is made against your account balance. All investment returns and interest rates reflect the deduction of this charge.


This fee is applied toward the cost of maintenance of the Investment Options, promotion of the Program, commissions, administrative costs, such as enrollment and answering participant inquiries, and overhead expenses such as salaries, rent, postage, telephone, travel, legal, actuarial and accounting costs, office equipment and stationery. During 1997, we received $1,889,847 under the Program Expense Charge.

INVESTMENT MANAGEMENT AND ACCOUNTING FEES. These charges apply only to assets in the Funds named below. These charges are reflected in the computation of the Unit Values applicable for each Fund.

We receive fees for investment management services for the Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds. The investment management and accounting fee covers the investment management and financial accounting services we provide for these Funds, as well as a portion of our related administrative costs. This fee is charged daily at an effective annual rate of .50% of the net assets of the Alliance Growth Equity and Balanced Funds and an effective annual rate of .65% for the Alliance Aggressive Equity Fund.

We receive fees for financial accounting services for the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds. This fee is charged daily at an effective annual rate of .20% of the net assets of these Funds.

HUDSON RIVER TRUST ANNUAL EXPENSES. The Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds are indirectly subject to investment advisory and other expenses charged against assets of the corresponding Portfolios of The Hudson River Trust. These expenses are described in The Hudson River Trust prospectus accompanying this prospectus.

EQ ADVISORS TRUST ANNUAL EXPENSES. The MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income, Merrill Lynch World Strategy and BT Equity 500 Index Funds are subject to investment management and advisory fees, 12b-1 fees and other expenses charged against assets of the corresponding Portfolios of the EQ Advisors Trust. These expenses are described in the EQ Advisors Trust prospectus accompanying this prospectus.


OTHER EXPENSES. Certain costs and expenses are charged directly to the Funds. These may include transfer taxes, Securities and Exchange Commission filing fees and certain related expenses including printing of SEC filings, prospectuses and reports, proxy mailings, other mailing costs, legal expenses and (for the Alliance Global, Conservative Investors and Growth Investors Funds only) custodians' fees and outside auditing expenses.

ANNUITY ADMINISTRATIVE CHARGE. If a participant elects an annuity option, a $350 charge will usually be deducted from the amount used to purchase the annuity to reimburse us for administrative expenses associated with processing the application for the annuity and with issuing each month's annuity payment. See Distributions and Benefit Payment Options in Part VI for details.

PREMIUM TAXES. In certain jurisdictions, amounts used to purchase an annuity are subject to charges for premium and other applicable taxes (rates currently range up to 5%). Taxes depend, among other things, on your place of residence, applicable laws and the retirement benefit you select. We will deduct such charges based on your place of residence at the time the annuity payments begin.

FEES PAID TO ASSOCIATIONS. We may pay associations a fee for enabling the Program to be made available to their memberships. The fee may be based on the number of employers whom we solicit, the number who participate in the Program, and/or the value of Program assets. We make these payments without any additional deduction or charge under the Program.


GENERAL. We will give you written notice of any change in the fees and charges. We may also establish a separate fee schedule for requested non-routine administrative services. During 1997 we received total fees and charges under the Program of $3,040,831.

                 PART VIII: FEDERAL INCOME TAX CONSIDERATIONS


Current federal income tax rules relating to adoption of the Program and generally to distributions to participants under qualified retirement plans are outlined briefly below. The rules relating to contributions are outlined briefly in the SAI under Provisions of the Members Retirement Plan. For purposes of this outline we have assumed that you are not a participant in any other qualified retirement plan. We have not attempted to discuss other current federal income tax rules that govern participation, vesting, funding or prohibited transactions, although some information on these subjects appears here and in the SAI; nor do we discuss the reporting and disclosure or fiduciary requirements of the Employee Retirement Income Security Act. In addition, we do not discuss the effect, if any, of state tax laws that may apply. FOR INFORMATION ON THESE MATTERS, WE SUGGEST THAT YOU CONSULT YOUR TAX ADVISOR.


TAX CHANGES

The United States Congress has in the past considered and may in the future consider proposals for legislation that, if enacted, could change the tax treatment of annuities. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing laws. State tax laws or, for United States residents, foreign tax laws, may affect the tax consequences to the Participant or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted.

Any such change could have retroactive effects regardless of the date of enactment. For information on these matters, we suggest consulting your tax adviser.


The Internal Revenue Service does not have to approve your adoption of the Pooled Trust. If you adopt the Members Retirement Plan, you will not need IRS approval unless you adopt certain provisions. We will tell you whether it is desirable for you to submit your plan to the Internal Revenue Service for approval. If you make such a submission, you will have to pay an IRS user's fee.

DISTRIBUTIONS: TAX CONSEQUENCES

In this section, the word "you" refers to the plan participant.

Amounts distributed to a participant from a qualified plan are generally subject to federal income tax as ordinary income when benefits are distributed to you or your beneficiary. Generally speaking, only your post-tax contributions, if any, are not taxed when distributed.

LUMP SUM DISTRIBUTIONS. If your benefits are distributed to you in a lump sum after you have participated in the plan for at least five taxable years, you may be able to use five-year averaging. Under this method, the tax on the lump sum distribution is calculated separately from taxes on any other income you may have during the year. The tax is calculated at ordinary income tax rates in the year of the distribution, but as if it were your only income in each of five years. The tax payable is the sum of the five years' calculations. To qualify for five-year averaging, the distribution must consist of your entire balance in the plan and must be made in one taxable year of the recipient after you have attained age 59 1/2. Five-year averaging is available only for one lump sum distribution.

If you were born before 1936, you may elect to have special rules apply to one lump sum distribution. You may elect either ten-year averaging using 1986 rates or five-year averaging using then current rates. In addition, you may elect separately to have the portion of your distribution attributable to pre-1974 contributions taxed at a flat 20% rate.

Effective January 1, 2000, five year averaging on lump sum distributions may no longer be used.

ELIGIBLE ROLLOVER DISTRIBUTIONS. Many types of distributions from qualified plans are "eligible rollover distributions" that can be transferred directly to another qualified plan or individual retirement arrangement ("IRA"), or rolled over to another plan or IRA within 60 days of the receipt of the distribution. If a distribution is an "eligible rollover distribution," 20% mandatory federal income tax withholding will apply unless the distribution is directly transferred to a qualified plan or IRA. See Eligible Rollover Distributions and Federal Income Tax Withholding in the SAI for a more detailed discussion.

ANNUITY OR INSTALLMENT PAYMENTS. Each payment you receive is treated as ordinary income except where you have a "cost basis" in the benefit. Your cost basis is equal to the amount of your post-tax employee contributions, plus any employer contributions you were required to include in gross income in prior years. A portion of each annuity or installment payment you receive will be excluded from gross income. If you (and your survivor) continue to receive payments after your cost basis has been paid out, all amounts will be taxable.

IN-SERVICE WITHDRAWALS; HARDSHIP WITHDRAWALS. Some plans allow in-service withdrawals of after-tax contributions. The portion of each in-service withdrawal attributable to cost basis is received income tax-free. The portion that is attributable to earnings will be included in your gross income. Amounts contributed before January 1, 1987 to employer plans which on May 5, 1986 permitted such withdrawals are taxable withdrawals only to the extent that they exceed the amount of your cost basis. Other amounts are treated as partly a return of cost basis with the remaining portion treated as earnings. Amounts included in gross income under this rule may also be subject to the additional 10% penalty tax on premature distributions described below. In addition, 20% mandatory federal income tax withholding may also apply.

PREMATURE DISTRIBUTIONS. You may be liable for an additional 10% penalty tax on all taxable amounts distributed before age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan.


The exceptions to the penalty tax include (a) distributions made on account of your death or disability, (b) distributions beginning after separation from service in the form of a life annuity or installments over your life expectancy (or the joint lives or life expectancies of you and your beneficiary), (c) distributions due to separation from active service after age 55 and (d) distributions used to pay deductible medical expenses.


WITHHOLDING. Under the Members Plans, 20% mandatory income tax withholding will apply to all "eligible rollover distributions" that are not directly rolled over to a qualified plan or IRA. If a distribution is not an eligible rollover distribution, the recipient may elect out of withholding. See Eligible Rollover Distributions and Federal Income Tax Withholding in the SAI. Under an individually designed plan or our prototype self-directed plan that uses the Pooled Trust for investment only, we will pay the full amount of the distribution to the plan's trustee. The trustee is responsible for withholding federal income tax upon distributions to you or your beneficiary.

OTHER TAX CONSEQUENCES. Federal estate and gift and state and local estate, inheritance, and other tax consequences of participation in the Program depend on the residence and the circumstances of each participant or beneficiary. For complete information on tax considerations, you should consult a qualified tax advisor.

                            PART IX: MISCELLANEOUS

CHANGE OR DISCONTINUANCE OF THE PROGRAM. The group annuity contract has been amended from time to time, and may be amended in the future. No future change can affect annuity benefits in the course of payment. Provided certain conditions are met, we may terminate the offer of any of the Investment Options and offer new ones with different terms.

We may terminate the contract at any time. If the contract is terminated, we will not accept any further contributions. We will continue to hold amounts allocated to the Guaranteed Rate Accounts until maturity. Amounts already invested in the Investment Options may remain in the Program and you may also elect payment of benefits through us.

DISQUALIFICATION OF PLAN. If your plan is found not to qualify under the Internal Revenue Code, we may return the plan's assets to the employer, as the plan administrator, or we may disallow future investments in the separate accounts.

REPORTS. We send reports annually to employers showing the aggregate Account Balances of all participants and information necessary to complete annual IRS filings.


TRUSTEE. The sole responsibility of Chase Manhattan Bank is to serve as a party to the group annuity contract. It has no responsibility for the administration of the Program or for any distributions or duties under the group annuity contract.


REGULATION. We are subject to regulation and supervision by the Insurance Department of the State of New York, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions in which we are authorized to do business. This regulation does not, however, involve any supervision of the investment policies of the Funds or of the selection of any investments except to determine compliance with the law of New York. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations.


LEGAL PROCEEDINGS. Equitable Life and its affiliates are parties to various legal proceedings, none of which, in our view, are likely to have a material adverse affect upon the Separate Account, or our ability to meet our obligations under the Program.


ADDITIONAL INFORMATION. A registration statement relating to the offering described in this prospectus has been filed with the Securities and Exchange Commission under the Securities Act of 1933. Certain portions of the Registration Statement have been omitted from this prospectus and the SAI pursuant to the rules and regulations of the Commission. The omitted information may be obtained by requesting a copy of the registration statement from the Commission's principal office in Washington, D.C., and paying the Commission's prescribed fees or by accessing the Securities and Exchange Commission's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) System.


EXPERTS. The financial statements as of December 31, 1997 and for each of the two years in the period then ended included in the SAI for Separate Account Nos. 3, 4, 10, and 51 and for one year in the period then ended for Separate Account No.66 and the condensed financial information for each of the five years shown for Separate Account Nos. 3, 4, 10 and 51, and for one year for Separate Account No. 66 in the period ended December 31, 1997 included in this prospectus and the financial statements as of December 31, 1997 and for each of the three years in the period ended December 31, 1997 included in the SAI for Equitable Life have been so included in reliance upon the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


ACCEPTANCE. The employer or plan sponsor, as the case may be, is solely responsible for determining whether the Program is a suitable funding vehicle and should, therefore, carefully read the prospectus and installation materials before entering into a Participation Agreement.

                              TABLE OF CONTENTS
                    OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                   ----------
The Contract......................................    SAI-2
Your Responsibilities as Employer.................    SAI-2
Procedures for Withdrawals, Distributions
 and Transfers....................................    SAI-3
Types of Benefits.................................    SAI-6
Provisions of the Members Retirement Plan  .......    SAI-8
Investment Restrictions Applicable to the
 Alliance Growth Equity, Aggressive Equity and
 Balanced Funds...................................   SAI-11
How We Value the Assets of the Funds..............   SAI-12
Summary of Unit Values for the Funds..............   SAI-13
Fund Transactions.................................   SAI-14
Investment Management and Financial
 Accounting Fee...................................   SAI-16
Underwriter.......................................   SAI-16
Our Management....................................   SAI-17
Financial Statements..............................   SAI-19


                       CLIP AND MAIL TO US TO RECEIVE A
                     STATEMENT OF ADDITIONAL INFORMATION
 -----------------------------------------------------------------------------


To:       The Equitable Life Assurance Society
           of the United States
          Box 2468 G.P.O.
          New York, NY 10116
Please send me a copy of the Statement of Additional Information for the Members Retirement Program Prospectus dated May 1, 1998.
         Name:
         --------------------------------------------------------------------
         Address:
         --------------------------------------------------------------------
                -------------------------------------------------------------
                -------------------------------------------------------------
 -----------------------------------------------------------------------------

                      INVESTMENT OPTION CHARACTERISTICS


---------------------------------------------------------------------------------------------------------------------
                            ALLIANCE GROWTH        ALLIANCE AGGRESSIVE       ALLIANCE BALANCED        ALLIANCE GLOBAL
                              EQUITY FUND              EQUITY FUND                  FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
Designed for            Long term growth of     Long term growth of       Competitive return      Long term growth of
  (Objective)           capital                 capital                   through a combination   capital
                                                                          of growth of capital
                                                                          and current income

Invests Primarily in    Common stocks and other Common stocks and other   Common stocks and other The Global Portfolio
                        equity-type securities  equity-type securities    equity-type securities, of the Hudson River
                        generally issued by     issued by medium and      publicly traded debt    Trust, which in turn,
                        large and               smaller sized companies   securities and money    primarily invests in
                        intermediate-sized      with strong growth        market instruments--mix equity securities of
                        companies               potential                 determined by portfolio non-United States as
                                                                          manager                 well as United States
                                                                                                  companies
Risk to Principal       Average for a growth    Greatest risk of all      Somewhat lower than the Just below average for
                        fund                    Alliance Funds            Growth Equity Fund      a growth fund

Primary Growth          Capital appreciation    Capital appreciation      Capital appreciation,   Capital appreciation
  Potential             and reinvested                                    reinvested dividends
  Through               dividends                                         and interest

Income Guarantee        No                      No                        No                      No

Volatility of           Somewhat more volatile  Highly volatile           Generally lower than    Somewhat more volatile
 Return                 than the S&P 500                                  pure equity funds, but  than the S&P 500
                                                                          degree may vary
                                                                          depending on market
                                                                          conditions

Transfers to Other      Permitted daily         Permitted daily           Permitted daily         Permitted daily
  Options

Withdrawal              No                      No                        No                      No
  Penalties

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


-----------------------------------------------------------------------------------------------------------------------
                                                                                                      WARBURG PINCUS
                          ALLIANCE CONSERVATIVE       ALLIANCE GROWTH          MFS RESEARCH            SMALL COMPANY
                              INVESTORS FUND           INVESTORS FUND              FUND                 VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
Designed for            High total return without High total return       Long term growth of    Long term capital
  (Objective)           undue risk to principal   consistent with         capital and            appreciation
                                                  reasonable risk         future income

Invests Primarily in    The Conservative          The Growth Investors    Common stocks or       Portfolio of equity
                        Investors Portfolio of    Portfolio of the        securities convertible securities of small
                        the Hudson River Trust,   Hudson River Trust,     into common stock of   capitalization
                        which in turn, primarily  which in turn,          companies that possess companies that are
                        invests in a diversified  primarily invests in a  better than average    considered relatively
                        mix of publicly-traded    diversified mix of      prospects for          undervalued
                        securities. Asset mix     publicly-traded         long-term growth
                        generally consists of 30% securities. Asset mix
                        equity and 70% fixed      generally consists of
                        income securities but     30% fixed income and
                        will vary depending on    70% equity securities
                        market conditions.        but will vary
                                                  depending on market
                                                  conditions.

Risk to Principal       Lowest risk of all equity Below average for a     Average for a fund     Greater than the S&P
                        options                   growth fund             with moderate growth   500

Primary Growth          Capital appreciation,     Capital appreciation,   Capital appreciation   Long-term capital
  Potential             reinvested dividends and  reinvested dividends    and income             appreciation with
  Through               interest                  and interest                                   current income

Income Guarantee        No                        No                      No                     No

Volatility of           Very low volatility       Somewhat less volatile  Somewhat more volatile More volatile than the
 Return                                           than the S&P 500        than the S&P 500       S&P 500

Transfers to Other      Permitted daily           Permitted daily         Permitted daily        Permitted daily
  Options

Withdrawal              No                        No                      No                     No
  Penalties

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)



-----------------------------------------------------------------------------------------------------------------------------------
                        T. ROWE PRICE      MERRILL LYNCH             BT EQUITY                                        MONEY MARKET
                        EQUITY INCOME      WORLD STRATEGY             500 INDEX               GUARANTEED               GUARANTEE
                            FUND               FUND                     FUND                RATE ACCOUNTS                ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Designed for            Substantial        High total investment    Replicate, as closely   Principal and interest  Principal and
  (Objective)           dividend income    return                   as possible (before     guaranteed--interest    interest guaran-
                        and capital                                 deduction of expenses)  rates reflect           teed--short
                        appreciation                                the total return of the maturities              term--rates
                                                                    S&P 500 Index

Invests Primarily in    Dividend-paying    Portfolio of equity and  The BT Equity 500 Index Contributions credited  Contributions
                        common stocks      fixed income             Portfolio invests in    with fixed rate of      credited with
                        of established     securities, including    a statistically         interest until the      guaranteed
                        companies          convertible securities   selected sample         maturity date           current rate of
                                           of U.S. and foreign      of the 500 stocks in                            interest
                                           issuers                  the S&P 500.

Risk to Principal       Lower risk than    Greater risk than a      Approximately equal to  Equitable Life          Equitable Life
                        a fund focusing    domestic bond fund       the S&P 500 index       guarantees principal    guarantees
                        on growth stocks,                                                   and interest            principal and
                        but greater risk                                                                            interest
                        than a bond fund.

Primary Growth          Dividend income    Capital appreciation     Capital appreciation    Interest income         Interest income
  Potential             and capital        and reinvested           and reinvested
  Through               appreciation       dividends                dividends

Income Guarantee        No                 No                       No                      Yes--subject to         Yes
                                                                                            withdrawal
                                                                                            penalties

Volatility of           Somewhat more      Not available per Fund   Generally equal to the  Equitable Life          Equitable Life
 Return                 volatile than      manager                  S&P 500 Index           guarantees interest     guarantees
                        the S&P 500                                                         rate until the          monthly interest
                                                                                            maturity date           rate

Transfers to Other      Permitted daily    Permitted daily          Permitted Daily         Permitted only at       Permitted daily
  Options                                                                                   maturity

Withdrawal              No                 No                       No                      Prior to maturity,      No
  Penalties                                                                                 withdrawals may not be
                                                                                            permitted or may be
                                                                                            subject to penalty

The Funds each have different investment objectives and policies that can affect the returns of each Fund and the market and financial risks to which each is subject. The Funds involve a greater potential for growth but involve risks that are not present with the Guaranteed Options. There is no assurance that any of the investment objectives of the Funds will be achieved or that the risk to principal or volatility of return will be as indicated.

-------------------------------------------------------------------------------
                     STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------


MAY 1, 1998


                        MEMBERS RETIREMENT PROGRAM OF
                   THE EQUITABLE LIFE ASSURANCE SOCIETY OF
                              THE UNITED STATES

Separate Account Units of interest under a group annuity contract with THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, 1290 Avenue of The Americas, New York, New York 10104, which funds the Members Retirement Program. Toll-free telephone number 1-800-526-2701.


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 1998 for the Members Retirement Program of The Equitable Life Assurance Society of the United States.


A copy of the prospectus to which this Statement of Additional Information relates is available at no charge by writing to Equitable Life at Box 2468 G.P.O., New York, New York 10116 or by calling our toll-free telephone number.

The following information is contained primarily in the prospectus:

                              Investment Objectives and Policies
                              Investment Advisory Services


Certain of the cross references in this Statement of Additional Information are contained in the prospectus dated May 1, 1998 to which this Statement of Additional Information relates.


                              TABLE OF CONTENTS


                                                                 PAGE
                                                              ----------
The Contract.................................................    SAI-2
Your Responsibilities as Employer............................    SAI-2
Procedures for Withdrawals, Distributions and
 Transfers...................................................    SAI-3
  Pre-Retirement Withdrawals.................................    SAI-3
  Benefit Distributions......................................    SAI-3
  Spousal Consent Requirements...............................    SAI-4
  Eligible Rollover Distributions and Federal Income
   Tax Withholding...........................................    SAI-4
  Premature Withdrawals and Transfers from a
   GRA.......................................................    SAI-5
  Maturing GRAs..............................................    SAI-6
Types of Benefits............................................    SAI-6
Provisions of the Members Retirement Plan....................    SAI-8
  Plan Eligibility Requirements..............................    SAI-8
  Contributions to Qualified Plans...........................    SAI-8
  Contributions to the Members
   Retirement Plan...........................................    SAI-8
  The Members Retirement Plan and Section
   404(c) of ERISA...........................................   SAI-10
  Vesting....................................................   SAI-11
Investment Restrictions Applicable to the Alliance Growth
 Equity, Alliance Aggressive Equity and Alliance Balanced
 Funds.......................................................   SAI-11
How We Value the Assets of the Funds.........................   SAI-12
Summary of Unit Values for the Funds.........................   SAI-13
Fund Transactions............................................   SAI-14
Investment Management and Financial Accounting
  Fee........................................................   SAI-16
Underwriter..................................................   SAI-16
Our Management...............................................   SAI-17
Financial Statements.........................................   SAI-19



------------
Copyright 1998 by The Equitable Life Assurance Society of The United States. All rights reserved.

                   ADDITIONAL INFORMATION ABOUT THE PROGRAM

THE CONTRACT

The Program is funded through a group annuity contract with The Equitable Life Assurance Society of the United States (Equitable Life). The contract governs the Investment Options that are offered under the Program. Equitable Life has the right to terminate the contract. See Part IX:
Miscellaneous--Change or Discontinuance of the Program in the prospectus. The Trustee holds the contract for the benefit of employers and participants in the Program.

YOUR RESPONSIBILITIES AS EMPLOYER

If you adopt the Members Retirement Plan, you as the employer and plan administrator will have certain responsibilities, including:

   o sending us your contributions at the proper time and in the proper form;

   o maintaining all personnel records necessary for administering your plan;

   o  determining who is eligible to receive benefits;

   o  forwarding to us all the forms your employees are required to submit;

   o distributing summary plan descriptions and participant annual reports to your employees and former employees;

   o distributing our prospectuses and confirmation notices to your employees and, in some cases, former employees, if under your plan they can direct the investment of their account balances;

   o filing an annual information return for your plan with the Internal Revenue Service, if required;

   o providing us the information with which to run special non-discrimination tests, if you have a 401(k) plan or your plan accepts post-tax employee or employer matching contributions;

   o determining the amount of all contributions for each participant in the plan;

   o  forwarding salary deferral and post-tax employee contributions to us;

   o selecting interest rates and monitoring default procedures, if you elect the loan provisions in the plan; and

   o providing us with written instructions for allocating forfeiture amounts for the plan year the forfeiture occurs.

If you, as an employer, have an individually designed plan, your responsibilities will not be increased in any way by your adoption of the Pooled Trust. If you adopt our self-directed prototype plan, you will be completely responsible for administering the plan and complying with all of the reporting and disclosure requirements applicable to qualified plans, with the assistance of the recordkeeper of your choice.

We will give you guidance and assistance in the performance of your responsibilities. The ultimate responsibility, however, rests with you. If you have questions about any of your obligations, you can contact our Account Executives at 1-800-526-2701 or write to the Members Retirement Program at Box 2468 G.P.O., New York, New York 10116.

                                SAI-2

PROCEDURES FOR WITHDRAWALS, DISTRIBUTIONS AND TRANSFERS

PRE-RETIREMENT WITHDRAWALS. Under the Members Retirement Plan, self-employed persons may generally not receive a distribution prior to age 59 1/2, and employees may generally not receive a distribution prior to separation from service. However, if your employer maintains the Members Retirement Plan as a profit sharing plan, you may request distribution of benefits after you reach age 59 1/2 even if you are still working. In addition, if your employer has elected to make hardship withdrawals available under your plan, you may request distribution before age 59 1/2 in the case of financial hardship (as defined in your plan). In a 401(k) plan, the plan's definition of hardship applies to employer contributions but not to your 401(k) contributions--including employee pre-tax contributions, employer qualified non-elective contributions and qualified matching contributions. To withdraw your own 401(k) contributions, plus interest earned on these amounts prior to 1989, you must demonstrate financial hardship within the meaning of applicable Income Tax Regulations. Each withdrawal must be at least $1,000 (or, if less, your entire Account Balance or the amount of your hardship withdrawal under a profit sharing or 401(k) plan). If your employer terminates the plan, all amounts (subject to GRA restrictions) may be distributed to participants at that time.

YOU MAY WITHDRAW ALL OR PART OF YOUR ACCOUNT BALANCE UNDER THE MEMBERS RETIREMENT PLAN ATTRIBUTABLE TO POST-TAX EMPLOYEE CONTRIBUTIONS AT ANY TIME, SUBJECT TO ANY WITHDRAWAL RESTRICTIONS APPLICABLE TO THE INVESTMENT OPTIONS, provided that you withdraw at least $300 at a time (or, if less, your Account Balance attributable to post-tax employee contributions). See Federal Income Tax Considerations in the prospectus.

All benefit payments (including withdrawals due to plan terminations) will be paid in accordance with the rules described below under Benefit Distributions. All other withdrawals will be effected as of the close of business on the day we receive the properly completed form.

If you are married, your spouse must consent in writing before you can make any type of withdrawal, except for the purchase of a Qualified Joint and Survivor Annuity. See Spousal Consent Requirements below.

Under the self-directed prototype plan you may receive a distribution upon attaining normal retirement age as specified in the plan, or upon separation from service. If your employer maintains the self-directed prototype plan as a profit sharing plan, an earlier distribution of funds that have accumulated after two years is available if you incur a financial hardship, as defined in the plan. In addition, if you are married, your spouse may have to consent in writing before you can make any type of withdrawal, except for the purchase of a Qualified Joint and Survivor Annuity. See Spousal Consent Requirements below.

Under an individually designed plan the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that you ask your employer what types of withdrawals are available under your plan.

PLEASE NOTE THAT GENERALLY YOU MAY NOT MAKE WITHDRAWALS FROM THE GUARANTEED RATE ACCOUNTS PRIOR TO MATURITY EVEN IF THE EMPLOYER PLAN PERMITS WITHDRAWALS PRIOR TO THAT TIME. (SEE PREMATURE WITHDRAWALS AND TRANSFERS FROM A GRA).

Benefit Distributions. In order for you to begin receiving benefits under the Members Retirement Plan, your employer must send us your properly completed Election of Benefits form and, if applicable, Beneficiary Designation form. If we receive your properly completed forms on or before the 15th of the month, your benefits will commence as of the close of business on the first business day of the next month; if your forms arrive after the 15th, your benefits will commence as of the close of business on the first business day of the second following month.

Under an individually designed plan and our self-directed prototype plan, your employer must send us a Request for Disbursement Form. We will send single sum payments to your plan's trustee as of the close of business on the day we receive a properly completed form. If you wish to receive annuity payments, your plan's trustee may purchase an annuity contract from us. Annuity payments will be paid directly to you and will commence as of the close of business

                              SAI-3
on the first business day of the next month if we receive your properly completed forms on or before the 15th of the month. If we receive your properly completed forms after the 15th, annuity payments will commence as of the close of business on the first business day of the second following month.

Please note that we use the value of your vested benefits at the close of business on the day payment is due to determine the amount of benefits you receive. We will not, therefore, begin processing your check until the following business day. You should expect your check to be mailed within five days after processing begins. Annuity checks can take longer. If you are withdrawing more than $50,000 and you would like expedited delivery at your expense, you may elect to do so on your Election of Benefits Form.

Distributions under a qualified retirement plan such as yours are subject to extremely complicated legal requirements. When you are ready to retire, we suggest that you discuss the available payment options with your employer or financial advisor. Our Account Executives can provide you or your employer with information.

SPOUSAL CONSENT REQUIREMENTS. Under the Members Retirement Plan and the self-directed prototype plan, you may designate a non-spouse beneficiary any time after the earlier of the first day of the plan year in which you attain age 35 or the date on which you separate from service with your employer. If you designate a beneficiary other than your spouse prior to your reaching age 35, your spouse must consent to the designation and, upon reaching age 35, must give his or her consent or the designation will lapse. In order for you to make a withdrawal, elect a form of benefit other than a Qualified Joint and Survivor Annuity or designate a non-spouse beneficiary, your spouse must consent to your election in writing within the 90 day period before your annuity starting date. To consent, your spouse must sign the appropriate line on your election of benefits or beneficiary designation form. Your spouse's signature must be witnessed by a notary public or plan representative.

If you change your mind, you may revoke your election and elect a Qualified Joint and Survivor Annuity or designate your spouse as beneficiary, simply by filing the appropriate form. Your spouse's consent is not required for this revocation.

It is also possible for your spouse to sign a blanket consent form. By signing this form, your spouse consents not just to a specific beneficiary or form of distribution, but gives you the right to name any beneficiary or form of distribution you want. Once you file such a form, you may change your election whenever you want, even without spousal consent. No spousal consent to a withdrawal or benefit in a form other than a Qualified Joint and Survivor Annuity is required under certain self-directed and individually-designed profit sharing plans that do not offer life annuity benefits.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND FEDERAL INCOME TAX WITHHOLDING. All "eligible rollover distributions" are subject to mandatory federal income tax withholding of 20% unless the Participant elects to have the distribution directly rolled over to a qualified plan or individual retirement arrangement
(IRA). An "eligible rollover distribution" is generally any distribution that is not one of a series of substantially equal periodic payments made (not less frequently than annually) (1) for the life (or life expectancy) of the plan participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary, or (2) for a specified period of 10 years or more. In addition, the following are not subject to mandatory 20% withholding:

   o  certain corrective distributions under Internal Revenue Code (Code)
      Section 401(k) plans;

   o  certain defaulted loans that are treated as distributions; and

   o a distribution to a beneficiary other than to a surviving spouse or a current or former spouse under a qualified domestic relations order.

If a distribution is made to a Participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

                              SAI-4

If a distribution is not an "eligible rollover distribution" income tax will be withheld from all taxable payments unless the recipient elects not to have income tax withheld.

PREMATURE WITHDRAWALS AND TRANSFERS FROM A GRA. You may transfer amounts from other Investment Options to a GRA at any time. Transfers may not be made from one GRA to another or from a GRA to one of the other Investment Options until the maturity date of the GRA. Likewise, you may not remove amounts from a GRA prior to maturity in order to obtain a plan loan or make a hardship or in-service withdrawal. If your plan's assets are transferred to another funding vehicle from the Program or if your plan is terminated, we will continue to hold your money in GRAs until maturity. All such GRAs will be held in the Pooled Trust under the investment-only arrangement. See Transfers Among Investment Options in Part VI of the Prospectus.

Withdrawals are not permitted prior to maturity unless they are permitted under your plan and are Exempt or Qualified, as explained below. Exempt Withdrawals may be made without penalty at any time. Qualified Withdrawals are subject to a penalty. No Qualified Withdrawals are permitted from a five-year GRA during the first two years after the end of its offering period; this rule does not apply if the amount of the applicable penalty is less than the interest you have accrued. If you have more than one GRA and you are taking a partial withdrawal or installments, amounts held in your most recently purchased three-year or five-year GRA will be used first to make withdrawal or installment payments.

Exempt Withdrawal. Amounts may be withdrawn without penalty from a GRA prior to its maturity if:

   o you are a professional age 59 1/2 or older and you elect an installment payout of at least three years or an annuity benefit;

   o  you are not a professional and you attain age 59 1/2;

   o you are not a professional and you terminate employment (including retirement);

   o  you are disabled;

   o  you attain age 70 1/2; or

   o  you die.

If you are a participant under a plan which was adopted by an employer which is not a member of a professional association which makes the Program available as a benefit of membership, the above rules will be applied substituting the term "highly compensated" for "professional" and "non-highly compensated" for "not a professional." For this purpose, "highly compensated" shall have the meaning set forth under Provisions of the Members
Plans--Contributions to the Members Retirement Plan below.

Qualified Withdrawal. You may withdraw amounts with a penalty from a GRA prior to its maturity if you are a professional and you take a payment upon retirement after age 59 1/2 under a distribution option of less than three years duration. The interest paid to you upon withdrawal will be reduced by an amount calculated as follows:

     (i) the amount by which the three-year GRA rate being offered on the date of withdrawal exceeds the GRA rate from which the withdrawal is made, times

    (ii) the years and/or fraction of a year until maturity, times

   (iii) the amount withdrawn from the GRA.

We will make this calculation based on GRA rates without regard to deductions for the applicable Program expense charge. If the three-year GRA is not being offered at the time of withdrawal, the adjustment will be based on then current rates on U.S. Treasury notes or for a comparable option under the Program.

Your original contributions will never be reduced by this adjustment. No adjustment is made if the current three-year GRA rate is equal to or less than the rate for the GRA from which the Qualified Withdrawal is being made. A separate

                              SAI-5
adjustment is calculated for each GRA. If the interest accumulated in one GRA is insufficient to recover the amount calculated under the formula, the excess may be deducted as necessary from interest accumulated in other same duration GRAs in the same Guaranteed Rate Account.

EXAMPLE: You contribute $1,000 to a three-year GRA on January 1 with a rate of 4%. Two years later you make a Qualified Withdrawal. Your GRA balance is $1,082. The current GRA rate is 6%; (i) 6%-4%=2%, (ii) 2% x 1 year = 2%,
(iii) 2% x $1,082 = $21.64. The withdrawal proceeds would be $1,082-$21.64 = $1,060.36.

MATURING GRAS

o     Your confirmation notice lists the maturity date for each GRA you hold.


o You may arrange in advance for the reinvestment of your maturing GRAs by using the Account Investment Management (AIM) System. (GRA maturity allocation changes requests received on a business day before 4:00 P.M. Eastern Time are effective four days after we receive them. GRA maturity allocation changes requests received after 4:00 P.M. Eastern Time or on a non-business day are effective four days after the next business day after we receive them.)

o The instructions you give us remain in effect until you change them (again, your GRA maturity allocation change request will be processed as described above.)


o You may have different instructions for your GRAs attributable to employer contributions than for your GRAs attributable to employee contributions.

o If you have not provided GRA maturity instructions, your maturing GRAs will be allocated to the Money Market Guarantee Account.

TYPES OF BENEFITS

Under the Members Retirement Plan, and under most self-directed prototype plans, except as provided below, you may select one or more of the following forms of distribution once you are eligible to receive benefits. Please see Benefit Distributions under Procedures for Withdrawals, Distributions and Transfers. Not all of these distribution forms may be available to you, if your employer has adopted an individually designed plan or a self-directed prototype profit sharing plan that does not offer annuity benefits. We suggest you ask your employer what types of benefits are available under your plan.


QUALIFIED JOINT AND SURVIVOR ANNUITY. An annuity providing equal monthly payments for your life and, after your death, for your surviving spouse's life. No payments will be made after you and your spouse die, even if you have received only one payment. THE LAW GENERALLY REQUIRES THAT IF THE VALUE OF YOUR VESTED BENEFITS EXCEEDS $5,000, YOU MUST RECEIVE A QUALIFIED JOINT AND SURVIVOR ANNUITY UNLESS YOUR SPOUSE CONSENTS IN WRITING TO A CONTRARY ELECTION. Please see Spousal Consent Requirements under Procedures for Withdrawals, Distributions and Transfers for an explanation of the procedures for electing not to receive a Qualified Joint and Survivor Annuity.

LUMP SUM PAYMENT. A single payment of all or part of your vested benefits. If you take a lump sum payment of only part of your balance, it must be at least $1,000. If you have more than one GRA, amounts held in your most recent GRA will first be used to make payment. IF YOUR VESTED BENEFIT IS $5,000 OR LESS, YOU WILL RECEIVE A LUMP SUM PAYMENT OF THE ENTIRE AMOUNT.


Periodic Installments. Monthly, quarterly, semi-annual or annual payments over a period of at least three years, where the initial payment on a monthly basis is at least $300. You can choose either a time-certain payout, which provides variable payments over a specified period of time, or a dollar-certain payout, which provides level payments

                              SAI-6
over a variable period of time. During the installment period, your remaining Account Balance will be invested in whatever Options you designate; each payment will be drawn pro rata from all the Options you have selected. If you have more than one GRA, amounts held in your most recently purchased three-year or five-year GRA will first be used to make installment payments. If you die before receiving all the installments, we will make the remaining payments to your beneficiary. We do not offer installments for benefits under individually designed plans or under our self-directed prototype plan.

LIFE ANNUITY. An annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment.

LIFE ANNUITY--PERIOD CERTAIN. An annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

JOINT AND SURVIVOR ANNUITY. An annuity providing monthly payments for your life and that of your beneficiary. You may specify the percentage of the annuity payment to be made to your beneficiary. Subject to legal limitations, that percentage may be 100%, 75%, 50%, or any percentage you specify.

JOINT AND SURVIVOR ANNUITY--PERIOD CERTAIN. An annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contingent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years and the percentage of the annuity payment to be made to your beneficiary (as noted above under Joint and Survivor Annuity); the longer the specified period, the smaller the monthly payments will be.

CASH REFUND ANNUITY. An annuity providing equal monthly payments for your life with a guarantee that the sum of those payments will be at least equal to the portion of your vested benefits used to purchase the annuity. If upon your death the sum of the monthly payments to you is less than that amount, your beneficiary will receive a lump sum payment of the remaining guaranteed amount.

The cost of the fixed annuity is determined from tables in the group annuity contract which show the amounts necessary to purchase each $1 of monthly payment (after deduction of any applicable taxes and the annuity administrative charge described below). Payments depend on the annuity selected, your age, and the age of your beneficiary if you select a joint and survivor annuity. We may change the tables in the contract no more than once every five years.


The minimum amount that can be used to purchase any type of annuity is $5,000. Usually, an annuity administrative charge of $350 will be deducted from the amount used to purchase the annuity. If we give any group pension client with a qualified profit sharing plan a better annuity purchase rate than those currently available for the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case.


Under a Qualified Joint and Survivor Annuity or a Cash Refund Annuity, the amount of the monthly payments is fixed at retirement and remains level throughout the distribution period. Under the Life Annuity, Life Annuity--Period Certain, Joint and Survivor Annuity and Joint and Survivor Annuity--Period Certain, you may select either fixed or variable payments. The variable payments reflect the investment performance of the Growth Equity Fund. If you are interested in a variable annuity, when you are ready to select your benefit please ask our Account Executives for our variable annuity prospectus supplement.

The chart below shows the relative financial value of the different annuity options, based on our current rates for fixed annuities. This chart is provided as a sample. The numbers provided in the Rate per $1.00 of Annuity column, which

                              SAI-7
are used to calculate the monthly annuity provided, are subject to change. The example assumes the annuitant's age is 65 1/2 years, the joint annuitant's age is the same and the amount used to purchase the annuity is $100,000. The annuity administrative charge of $350 is deducted from the purchase price of $100,000, leaving a total of $99,650 to be applied to purchase the annuity. Certain legal requirements may limit the forms of annuity available to you.

                                               AMOUNT TO BE
                                                APPLIED ON     RATE PER    MONTHLY
                                               ANNUITY FORM    $1.00 OF    ANNUITY
ANNUITY FORM                                      ELECTED      ANNUITY    PROVIDED
--------------------------------------------  -------------- ----------  ----------
Life.........................................     $99,650      $143.06     $696.56
Cash Refund..................................      99,650       150.82      660.72
5 Year Certain Life..........................      99,650       144.62      689.05
10 Year Certain Life.........................      99,650       148.55      670.82
15 Year Certain Life.........................      99,650       153.87      647.62
100% Joint & Survivor Life...................      99,650       168.01      593.12
75% Joint & Survivor Life....................      99,650       161.16      618.33*
50% Joint & Survivor Life....................      99,650       155.13      642.36*
100% Joint & Survivor--5 Year Certain
 Life**......................................      99,650       168.04      593.01
100% Joint & Survivor--10 Year Certain
 Life**......................................      99,650       168.27      592.20
100% Joint & Survivor--15 Year Certain
 Life**......................................      99,650       168.91      589.96
100% Joint & Survivor--20 Year Certain
 Life**......................................      99,650       170.10      585.83

* Represents the amount payable to the primary annuitant. A surviving joint annuitant would receive the applicable percentage of the amount paid to the primary annuitant.
** You may also elect a Joint and Survivor Annuity--Period Certain with a monthly benefit payable to the surviving joint annuitant in any percentage you specify.

PROVISIONS OF THE MEMBERS RETIREMENT PLAN

PLAN ELIGIBILITY REQUIREMENTS. Under the Members Retirement Plan, the employer specifies the eligibility requirements for its plan in the Participation Agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. No more than one year of eligibility service may be required for a 401(k) arrangement.

The Members Retirement Plan provides that a sole proprietor, partner or shareholder may, upon commencement of employment or upon first becoming eligible to participate in any qualified plan of the employer, make a one-time irrevocable election not to participate in the plan or to make a reduced contribution. This election applies to all plans of the employer, now and in the future, and should be discussed with your tax advisor.

CONTRIBUTIONS TO QUALIFIED PLANS. Current federal income tax rules relating to contributions under qualified retirement plans are outlined briefly below. For purposes of this outline we have assumed that you are not a participant in any other qualified retirement plan.

The employer's contributions to the plan are deductible in the year for which they are made. As a general rule, employer contributions must be made for any year by the due date (including extensions) for filing the employer's federal income tax return for that year. However, under Department of Labor ("DOL") rules, participants' salary deferrals under a 401(k) plan must generally be contributed by the employer as soon as practicable after the payroll period for which the deferral is made, but no later than the 15th business day of the month following the month in which participant contributions are withheld or received by the employer.

If the employer contributes more to the plan than is deductible under the rules described below, the employer may be liable for a 10% penalty tax on that nondeductible amount and may risk disqualifying the plan.

CONTRIBUTIONS TO THE MEMBERS RETIREMENT PLAN. The employer makes annual contributions to its plan based on the plan's provisions.

                              SAI-8

An employer that adopts the Members Retirement Plan as a profit sharing plan makes contributions in discretionary amounts to be determined annually. The aggregate employer contribution to the plan, including participants' salary deferrals under a 401(k) arrangement, is limited to 15% of all participants' compensation for the plan year. For plan purposes, compensation for self-employed persons does not include deductible plan contributions made on behalf of the self-employed person.


A 401(k) arrangement is available as part of the profit sharing plan. Under a 401(k) arrangement, employees are permitted to make contributions to the plan on a pre-tax basis. The maximum amount that may be contributed by highly-compensated employees is limited depending upon the amount that is contributed by non-highly compensated employees and the amount the employer designates as a nonforfeitable 401(k) contribution. Different rules apply to a SIMPLE 401(k) or safe harbor 401(k). In 1998, a "highly compensated" employee for this purpose is (a) an owner of more than 5% of the business, or
(b) anyone with earnings of more than $80,000 from the business in 1997. For
(b), the employer may elect to include only employees in the highest paid 20%. In any event, the maximum amount each employee may defer is limited to $10,000 for 1998 reduced by that employee's salary reduction contributions to simplified employee pension plans established before 1997 (SARSEPs) SIMPLE Plans, employee contributions to tax deferred Section 403(b) arrangements, and contributions deductible by the employee under a trust described under
Section 501(c)(18) of the Code. The maximum amount a participant may defer in a SIMPLE 401(k) plan for 1998 is $6,000.

Beginning in 1998, matching contributions to a 401(k) plan on behalf of a self-employed individual will no longer be treated as elective deferrals and will be treated the same as matching contributions of other employees.

Effective January 1, 1999 employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to 100% of salary deferral contributions up to 3% of compensation and 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be non-forfeitable. If these contributions are made and proper notification given, the plan is not subject to non-discrimination testing on salary deferral and above contributions.


If the employer adopts the Members Retirement Plan as a defined contribution pension plan, its contribution is equal to the percentage of each participant's compensation that is specified in the Participation Agreement.


Under either type of plan, compensation in excess of $160,000 in 1998 must be disregarded in making contributions. Contributions may be integrated with Social Security which means that contributions with respect to each participant's compensation in excess of the integration level may exceed contributions made with respect to compensation below the integration level, within limits imposed by the Code. Your Account Executive can help you determine the legally permissible contribution.

Except in the case of certain non-top heavy plans, contributions on behalf of non-key employees must be at least 3% of compensation (or, under the profit sharing plan, the percentage contributed on behalf of key employees, if less than 3%). In 1998, a "key employee" means (a) an owner of one of the ten largest (but more than 1/2%) interests in the business with earnings of more than $30,000, or (b) an officer of the business with earnings of more than $65,000 or (c) an owner of more than 5% of the business, or (d) an owner of more than 1% of the business with earnings of more than $150,000. For purposes of (b), no more than 50 employees (or, if less, the greater of three or 10% of the employees) shall be treated as officers.


Certain plans may also permit participants to make post-tax contributions. We will maintain a separate account to reflect each participant's post-tax contributions and the earnings (or losses) thereon. Post-tax contributions are now subject to complex rules under which the maximum amount that may be contributed by highly compensated employees is limited, depending on the amount contributed by non-highly compensated employees. IF THE EMPLOYER PERMITS HIGHLY-COMPENSATED EMPLOYEES TO MAKE POST-TAX CONTRIBUTIONS, THE EMPLOYER SHOULD MAKE SURE THAT ALL NON-DISCRIMINATION TESTS ARE PASSED. If an employer employs only "highly compensated" employees (as defined

                              SAI-9
above), post-tax contributions may not be made to the plan. In addition, the employer may make matching contributions to certain plans, i.e., contributions which are based upon the amount of post-tax or pre-tax 401(k) contributions made by plan participants. Special non-discrimination rules also apply to matching contributions and may limit the amount of matching contributions that may be made on behalf of highly compensated employees.

Contributions on behalf of each participant are limited to the lesser of $30,000 and 25% of his earnings (excluding, in the case of self-employed persons, all deductible plan contributions). The participant's post-tax contributions are taken into account for purposes of applying this limitation.

Each participant's Account Balance equals the sum of the amounts accumulated in each Investment Option. We will maintain separate records of each participant's interest in each of the Investment Options attributable to employer contributions, 401(k) non-elective contributions, 401(k) elective contributions, post-tax employee contributions and employer matching contributions. Any amounts rolled over from the plan of a previous employer will also be accounted for separately. Our records will also reflect each participant's degree of vesting (see below) in his Account Balance attributable to employer contributions and employer matching contributions.


The participant will receive an individual confirmation of each transaction (including the deduction of record maintenance and report fees). The participant will also receive an annual statement showing his Account Balance in each Investment Option attributable to each type of contribution. Based on information supplied by you, we will run the required special non-discrimination tests (Actual Deferral Percentage and Actual Contribution Percentage) applicable to 401(k) plans (other than SIMPLE 401(k) and safe harbor 401(k)) and plans that accept post-tax employee contributions or employer matching contributions.


Non-discrimination tests do not apply to SIMPLE 401(k) plans, as long as the employer makes a matching contribution equal to 100% of the amount deferred by each participant, up to 3% of compensation or a 2% non-elective contribution to all eligible employees and follows the notification and filing requirements outlined in the SIMPLE 401(k) model amendment to the Master Plan.


Under a SIMPLE 401(k) the employer must offer all eligible employees the opportunity to defer part of their salary into the plan and make either a matching or non-elective contribution. The matching contribution must be based on a formula of 100% of the salary deferral amount up to 3% of compensation. The non-elective contribution is 2% of compensation and must be made to all eligible employees even those not deferring. The matching or non-elective contribution must be non-forfeitable. Employees must be notified of which contribution the employer will make 60 days before the beginning of the year.


Elective deferrals to a 401(k) plan are subject to applicable FICA (Social Security) and FUTA (unemployment) taxes.

THE MEMBERS RETIREMENT PLAN AND SECTION 404(C) OF ERISA. The Members Retirement Plan is a participant directed individual account plan designed to comply with the requirements of Section 404(c) of ERISA. Section 404(c) of ERISA, and the related Department of Labor (DOL) regulation, provide that if a participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the participant's or beneficiary's exercise of control. This means that if the employer plan complies with Section 404(c), participants can make and are responsible for the results of their own investment decisions.

Section 404(c) plans must, among other things, make a broad range of investment choices available to participants and beneficiaries and must provide them with enough information to make informed investment decisions. The Members Retirement Plan provides the broad range of investment choices and information that are needed in order to meet the requirements of Section 404(c). Our suggested summary plan descriptions, annual reports, prospectuses, and confirmation notices provide the required investment information; it is the employer's responsibility, however, to see that this information is distributed in a timely manner to participants and beneficiaries. You should read this information carefully before making your investment decisions.

                             SAI-10

VESTING. Vesting refers to the nonforfeitable portion of a participant's Account Balance attributable to employer contributions under the Members Retirement Plan. The participant's Account Balance attributable to 401(k) contributions, post-tax employee contributions and rollover contributions is nonforfeitable at all times.

A participant will become fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. If the participant terminates employment before that time, any benefits that have not yet become vested under the plan's vesting schedule will be forfeited. The normal retirement age is 65 under the Members Retirement Plan.

Except as described below in the case of certain non-top heavy plans, benefits must vest in accordance with any of the schedules below or one at least as favorable to participants:

             SCHEDULE A    SCHEDULE B   SCHEDULE C

 YEARS OF      VESTED        VESTED       VESTED
  SERVICE    PERCENTAGE    PERCENTAGE   PERCENTAGE
----------  ------------ ------------  ------------
     1             0%           0%            0%
     2           100           20             0
     3           100           40           100
     4           100           60           100
     5           100           80           100
     6           100          100           100

If the plan requires more than one year of service for participation, it must use Schedule A or one at least as favorable to participants.

Provided the employer plan is not "top-heavy," within the meaning of Section 416 of the Code, and provided that the plan does not require more than one year of service for participation, an employer may, in accordance with provisions of the Members Retirement Plan, instead elect one of the following vesting schedules or one at least as favorable to participants:

                SCHEDULE F    SCHEDULE G

   YEARS OF       VESTED        VESTED
    SERVICE     PERCENTAGE    PERCENTAGE
-------------  ------------ ------------
 less than 3          0%           0%
       3             20            0
       4             40            0
       5             60          100
       6             80          100
       7            100          100


All contributions to a SIMPLE 401(k) plan are 100% vested and not subject to the vesting schedule above. This does not include employer and matching contributions made to a plan before amending to a SIMPLE 401(k) plan. Non-elective and matching contributions required under a safe harbor 401(k) arrangement are 100% vested and not subject to the vesting schedule above.

INVESTMENT RESTRICTIONS APPLICABLE TO THE ALLIANCE GROWTH EQUITY, ALLIANCE AGGRESSIVE EQUITY AND ALLIANCE BALANCED FUNDS

For an explanation of the investment restrictions applicable to the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds, see Investment Restrictions in The Hudson River Trust prospectus which appears behind the Members Retirement Program prospectus.

For an explanation of the investment restrictions applicable to the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income, Merrill Lynch World Strategy and BT Equity 500 Index Funds, see Investment Restrictions in the EQ Advisors Trust Statement of Additional Information.


                             SAI-11

None of the Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds will:


   o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Fund);

   o make an investment in order to exercise control or management over a company;

   o underwrite the securities of other companies, including purchasing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;

   o make short sales, except when the Fund has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as they are in a short position;

   o trade in commodities or commodity contracts (except the Alliance Balanced Fund is not prohibited from entering into hedging transactions through the use of stock index or interest rate future contracts, as described in the prospectus);

   o purchase real estate or mortgages, except as stated below. The Funds may buy shares of real estate investment trusts listed on stock exchanges or reported on the National Association of Securities Dealers, Inc. automated quotation system ("NASDAQ");

   o have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of an investment company's outstanding voting securities. Finally, total holdings of investment company securities may not exceed 10% of the value of the Fund's assets;

   o purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

   o make loans, except loans through the purchase of debt obligations or through entry into repurchase agreements; or

   o invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable.


The Alliance Growth Equity and Alliance Balanced Funds will not make an investment in an industry if that investment would make the Fund's holding in that industry exceed 25% of its assets. The United States government, and its agencies and instrumentalities, are not considered members of any industry.

The Alliance Growth Equity and Alliance Aggressive Equity Funds will not purchase or write puts and calls (options).


HOW WE VALUE THE ASSETS OF THE FUNDS

The assets of the Funds are valued as follows:

   o STOCKS listed on national securities exchanges or traded on the NASDAQ national market system are valued at the last sale price. If on a particular day there is no sale, they are valued at the latest available bid price reported on a composite tape. Other unlisted securities reported on the NASDAQ system are valued at inside (highest) quoted bid prices.

   o FOREIGN SECURITIES not traded directly, or in American Depository Receipt (ADR) form, in the United States, are valued at the last sale price in the local currency or an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.

                             SAI-12

   o UNITED STATES TREASURY SECURITIES and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

   o LONG-TERM PUBLICLY TRADED CORPORATE BONDS (i.e., maturing in more than a year) are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used.

   o CONVERTIBLE PREFERRED STOCKS listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

   o CONVERTIBLE BONDS and UNLISTED CONVERTIBLE PREFERRED STOCKS are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

   o SHORT-TERM DEBT SECURITIES that mature in more than 60 days are valued at representative quoted prices. Short-term securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The Funds may also acquire short-term debt securities through units in our Separate Account No. 2A. These unit values are calculated in the same way as Fund Units. The assets of Separate Account No. 2A are valued as described above.

   o OPTION CONTRACTS listed on organized exchanges are valued at last sale prices or closing asked prices, in the case of calls, and at quoted bid prices, in the case of puts. The market value of a put or call will usually reflect, among other factors, the market price of the underlying security. When a Fund writes a call option, an amount equal to the premium received by the Fund is included in the Fund's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase or sales transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received, or reduced by the price paid for the option.

Our investment officers determine in good faith the fair market value of securities and other assets that do not have a readily available market price in accordance with accepted accounting practices and applicable laws and regulations.

SUMMARY OF UNIT VALUES FOR THE FUNDS


Set forth below are Unit Values for the Funds, computed to the nearest cent on the last business day of the periods specified. The value of a Alliance Growth Equity Fund Unit was established at $10.00 on January 1, 1968, for the National Association of Realtors Members Retirement Program (NAR Program), which was merged into the Members Retirement Program on December 27, 1984. The Alliance Aggressive Equity Fund and Alliance Balanced Fund Unit Values under the Program were established at $10.00 on May 1, 1985, the date on which the Funds were first made available under the Program. The Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Unit Values under the Program were established at $10.00 on July 1, 1993, the date on which these Funds were first made available under the Program. The MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Fund Unit Values under the Program were established at $10.48, $10.49, $10.35 and $10.28, respectively on August 1, 1997. The BT Equity 500 Index Fund Unit Value under the Program will be established on the date on which it becomes available under the Program.


                             SAI-13

The Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Fund Unit Values before July 1, 1993 reflect hypothetical performance based on (1) the actual performance of the Alliance Global Portfolio since August 27, 1987 and the Alliance Conservative Investors and Alliance Growth Investors Portfolios since October 2, 1989, respectively, the dates each commenced operations, and (2) the deduction of the Program Expense Charge, the financial accounting fee and the daily accrual of direct expenses attributable to the Alliance Growth Equity Fund. Since July 1, 1993, they reflect actual performance. See Deductions and Charges in the prospectus for a description of the charges which will apply.


                           UNIT VALUES OF THE FUNDS


                                                                                             WARBURG
                                                         CONSERVATIVE   GROWTH     MFS       PINCUS   T. ROWE PRICE  MERRILL LYNCH
LAST BUSINESS     GROWTH    AGGRESSIVE  BALANCED  GLOBAL   INVESTORS   INVESTORS RESEARCH   SMALL CO. EQUITY INCOME  WORLD STRATEGY
    DAY OF     EQUITY FUND  EQUITY FUND   FUND   FUND(1)    FUND(1)     FUND(1)    FUND    VALUE FUND      FUND           FUND
-------------  ----------- -----------  -------- ------  ------------ ---------  --------  ---------- -------------  --------------
1988..........   $ 74.54      $10.85     $13.42   $ 5.74      --          --         --         --           --              --
1989..........    106.57       15.75      16.76     7.20    $ 7.23      $ 5.52       --         --           --              --
1990..........     93.41       16.93      16.45     6.67      7.59        6.04       --         --           --              --
1991..........    140.45       31.33      22.97     8.61      8.99        8.90       --         --           --              --
1992..........    140.51       30.01      22.07     8.45      9.38        9.21       --         --           --              --
1993..........    165.88       33.95      24.45    11.05     10.22       10.49       --         --           --              --
1994..........    161.15       32.21      22.19    11.45      9.62        9.98       --         --           --              --
1995..........    209.90       41.74      26.39    13.38     11.39       12.40       --         --           --              --
1996..........    244.25       50.46      29.02    15.11     11.81       13.76       --         --           --              --
1997 .........    306.51       55.83      32.54    16.63     13.19       15.85     10.34      10.62        11.02            9.47
March 1998  ..    342.56       64.11      35.38    19.00     13.86       17.31     11.97      11.38        11.97           10.20



(1) Unit Values reflect hypothetical performance through July 1, 1993 and actual performance thereafter.


FUND TRANSACTIONS


The Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds are charged for securities brokers' commission, transfer taxes and other fees relating to securities transactions. Transactions in equity securities for each of these Funds are executed primarily through brokers that receive a commission paid by the Fund. The brokers are selected by Alliance Capital Management L.P. ("Alliance") for The Hudson River Trust portfolios and Equitable Life and by the Advisers of the EQ Advisors Trust for their respective portfolios. For 1997, 1996 and 1995, the Alliance Growth Equity Fund paid $3,698,148, $5,682,578 and $6,044,623, respectively, in brokerage commissions; the Alliance Aggressive Equity Fund paid $1,876,011, $1,268,209 and $1,547,073, respectively, in brokerage commissions; and the Alliance Balanced Fund paid $424,352, $931,317 and $1,016,342, respectively, in brokerage commissions. Similar fees are paid by the corresponding Hudson River Trust Portfolios in which the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds invest.

Alliance and Equitable Life and the Advisers of the EQ Advisers Trust Portfolios seek to obtain the best price and execution of all orders placed for their respective portfolios, considering all the circumstances. If transactions are executed in the over-the-counter market, they will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by Alliance and Equitable Life. These concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the Funds and the other accounts in a fair manner.


We also consider the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies,

                             SAI-14
industries and markets. Factors in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability, and professional stature. The receipt of research services from brokers tends to reduce our expenses in managing the Funds. This is taken into account when setting the expense charges.


Brokers who provide research services may charge somewhat higher commissions than those who do not. However, we will select only brokers whose commissions we believe are reasonable in all the circumstances. Of the brokerage commissions paid by the Alliance Growth Equity, Alliance Aggressive Equity and Alliance Balanced Funds during 1997, $1,279,938, $799,430 and $197,851, respectively, were paid to brokers providing research services on transactions of $2,255,341,604, $958,618,139 and $254,843,012, respectively.


We periodically evaluate the services provided by brokers and prepare internal proposals for allocating among those various brokers business for all the accounts we manage or advise. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by us. We have no binding agreements with any firm as to the amount of brokerage business which the firm may expect to receive for research services or otherwise. There may, however, be understandings with certain firms that we will continue to receive services from such firms only if such firms are allocated a certain amount of brokerage business. We may try to allocate such amounts of business to such firms to the extent possible in accordance with the policies described above.

Research information obtained by us may be used in servicing all accounts under our management, including our general account. Similarly, not all research provided by a broker or dealer with which the Funds transact business will necessarily be used in connection with those Funds.

Transactions for the Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market-maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), we seek to obtain prompt execution in an effective manner at the best price. Subject to this general objective, we may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for accounts we manage, we may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.

                             SAI-15

INVESTMENT MANAGEMENT AND FINANCIAL ACCOUNTING FEE


The table below shows the amount we received under the investment management and financial accounting fee under the Program during each of the last three years. See Part VII: Deductions and Charges in the prospectus.



 FUND                               1997        1996       1995
-------------------------------  ---------- ----------  ----------
Alliance Growth Equity..........  $331,600    $256,818   $199,240
Alliance Aggressive Equity .....   176,278     119,359     73,380
Alliance Balanced...............    75,436      64,630     54,768
Alliance Global*................    20,762      14,005      8,833
Alliance Conservative
 Investors*.....................    19,781      21,570      4,253
Alliance Growth Investors* .....     9,140       7,186      4,880




*  Represents only financial accounting fees for these Funds.


UNDERWRITER


EQ Financial Consultants, Inc. ("EQF"), a wholly-owned subsidiary of Equitable Life, may be deemed to be the principal underwriter of separate account units under the group annuity contract. EQF is registered with the SEC as a broker-dealer under the 1934 Act and is a member of the National Association of Securities Dealers, Inc. EQF's principal business address is 1290 Avenue of the Americas, New York, NY 10104. The offering of the units under the contract is continuous. No underwriting commissions have been paid during any of the last three fiscal years with respect to units of interest under the contract. See Part VII: Deductions and Charges in the prospectus.


                             SAI-16

OUR MANAGEMENT

Equitable Life is managed by a Board of Directors which is elected by its shareholders. Its directors and certain of its executive officers and their principal occupations are as follows:


DIRECTORS
NAME                                                            PRINCIPAL OCCUPATION
-----------------------------  -------------------------------------------------------------------------------------
Francoise Colloc'h             Senior Executive Vice President Human Resources and Communications, AXA-UAP
Henri de Castries              Senior Executive Vice President, Financial Services and Life Insurance Activities,
                               AXA-UAP
Joseph L. Dionne               Chairman and Chief Executive Officer, The McGraw-Hill Companies
Denis Duverne                  Senior Vice President International, AXA-UAP
William T. Esrey               Chairman and Chief Executive Officer, Sprint Corporation
Jean-Rene Fourtou              Chairman and Chief Executive Officer, Rhone Paulenc, S.A.
Norman C. Francis              President, Xavier University of Louisiana
Donald J. Greene               Counselor-at-Law, Partner, Le Boeuf, Lamb, Greene & MacRae
John T. Hartley                Director and retired Chairman and Chief Executive Officer, Harris Corporation
John H. F. Haskell, Jr.        Director and Managing Director, SBC Warburg Dillon Read, Inc.
Mary R. (Nina) Henderson       President, Best Foods Grocery; Vice President, Best Foods
W. Edwin Jarmain               President, Jarmain Group Inc.
G. Donald Johnston, Jr.        Retired Chairman and Chief Executive Officer, JWT Group, Inc.
George T. Lowy                 Counselor-at-Law, Partner, Cravath, Swaine & Moore
Didier Pineau-Valencienne      Chairman and Chief Executive Officer, Schneider, S.A.
George J. Sella, Jr.           Retired Chairman of the Board and Chief Executive Officer, American Cyanamid
                                Company
Dave H. Williams               Chairman and Chief Executive Officer, Alliance Capital Management, L.P.


                             SAI-17

Unless otherwise indicated, the following persons have been involved in the management of Equitable Life in various executive positions during the last five years.


OFFICER-DIRECTORS
NAME                                                    PRINCIPAL OCCUPATION
-----------------------  ---------------------------------------------------------------------------------
Edward D. Miller         Chairman of the Board and Chief Executive Officer; prior to August 1997, Senior
                          Vice Chairman, Chase Manhattan Corp. Prior to 1996, President, Chemical Bank,
                          prior thereto, Vice Chairman.
Stanley B. Tulin         Vice Chairman of the Board and Chief Financial Officer; prior thereto, Senior
                          Executive Vice President and Chief Financial Officer. Prior to May 1996,
                          Chairman, Insurance Consulting and Actuarial Practice, Coopers & Lybrand.
Michael Hegarty          President and Chief Operating Officer. Prior to January 1998, Vice Chairman,
                          Chase Manhattan Corporation; prior thereto, Vice Chairman (1995 to 1996) and
                          Senior Executive Vice President (1991 to 1995), Chemical Bank.
OTHER OFFICERS
NAME                                                   PRINCIPAL OCCUPATION*
-----------------------  ---------------------------------------------------------------------------------
Leon B. Billis           Executive Vice President and Chief Information Officer
Jose Suquet              Senior Executive Vice President and Chief Distribution Officer
Robert E. Garber         Executive Vice President and General Counsel
Jerome S. Golden         Executive Vice President; formerly with JG Resources and BT Variable
Peter D. Noris           Executive Vice President and Chief Investment Officer. Prior to May 1995, Vice
                          President/Manager, Insurance Company Investment Strategies Group, Salomon
                          Brothers, Inc. Prior to November 1992, as Principal, Fixed Income Insurance
                          Group, Morgan Stanley & Company
Harvey Blitz             Senior Vice President and Deputy Chief Financial Officer
Kevin R. Byrne           Senior Vice President and Treasurer
Alvin H. Fenichel        Senior Vice President and Controller
Paul J. Flora            Senior Vice President and Auditor
Mark A. Hug              Senior Vice President; formerly, Vice President, Aetna
Michael S. Martin        Senior Vice President and Chief Marketing Officer
Douglas Menkes           Senior Vice President and Corporate Actuary; formerly, Milliman and Robertson,
                          Inc.
Anthony C. Pasquale      Senior Vice President
Donald R. Kaplan         Vice President and Chief Compliance Officer
Pauline Sherman          Vice President, Secretary and Associate General Counsel

    [FN]

* Current positions listed are with Equitable Life unless otherwise specified.


                             SAI-18

FINANCIAL STATEMENTS

The financial statements of Equitable Life included in this Statement of Additional Information should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the group annuity contract. They should not be considered as bearing upon the investment experience of the Funds. The financial statements of Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled), 51 (Pooled) and 66 (Pooled) reflect applicable fees, charges and other expenses under the Program as in effect during the periods covered, as well as the charges against the accounts made in accordance with the terms of all other contracts participating in the respective separate accounts, if applicable.



Separate Account Nos. 3 (Pooled), 4 (Pooled) and 10 (Pooled):
  Report of Independent Accountants -- Price Waterhouse LLP...........................................   SAI-20
Separate Account No. 3 (Pooled)(The Alliance Aggressive Equity Fund):
  Statement of Assets and Liabilities, December 31, 1997..............................................   SAI-21
  Statements of Operations and Changes in Net Assets for the Years Ended
   December 31, 1997 and 1996.........................................................................   SAI-22
  Portfolio of Investments, December 31, 1997.........................................................   SAI-23
Separate Account No. 4 (Pooled)(The Alliance Growth Equity Fund):
  Statement of Assets and Liabilities, December 31, 1997..............................................   SAI-27
  Statements of Operations and Changes in Net Assets for the Years Ended
   December 31, 1997 and 1996.........................................................................   SAI-28
  Portfolio of Investments, December 31, 1997.........................................................   SAI-29
Separate Account No. 10 (Pooled)(The Alliance Balanced Fund):
  Statement of Assets and Liabilities, December 31, 1997..............................................   SAI-34
  Statements of Operations and Changes in Net Assets for the Years Ended
   December 31, 1997 and 1996.........................................................................   SAI-35
  Portfolio of Investments, December 31, 1997.........................................................   SAI-36
Separate Account No. 51 (Pooled)
 Report of Independent Accountants--Price Waterhouse LLP..............................................   SAI-51
Separate Account No. 51 (Pooled)(The Alliance Global, Alliance Conservative Investors and Alliance
 Growth Investors Funds):
  Statements of Assets and Liabilities, December 31, 1997.............................................   SAI-52
  Statements of Operations and Changes in Net Assets for the year ended December 31, 1997 and 1996 ...   SAI-53
Separate Account No. 66 (Pooled)
 Report of Independent Accountants-- Price Waterhouse LLP.............................................   SAI-54
Separate Account No. 66 (Pooled)(The MFS Research, Warburg Pincus Small Company Value,
 T. Rowe Price Equity Income and Merrill Lynch World Strategy Funds):
  Statements of Assets and Liabilities, December 31, 1997 ............................................   SAI-55
  Statements of Operations and Changes in Net Assets from August 1, 1997 through
   December 31, 1997 .................................................................................   SAI-56
Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled), 51 (Pooled) and 66 (Pooled):
  Notes to Financial Statements.......................................................................   SAI-57
The Equitable Life Assurance Society of the United States:
  Report of Independent Accountants -- Price Waterhouse LLP...........................................   SAI-63
  Consolidated Balance Sheets, December 31, 1997 and 1996.............................................   SAI-64
  Consolidated Statements of Earnings Years Ended
   December 31, 1997, 1996 and 1995...................................................................   SAI-65
  Consolidated Statement of Shareholder's Equity Years Ended
   December 31, 1997, 1996 and 1995...................................................................   SAI-66
  Consolidated Statements of Cash Flows for the Years Ended
   December 31, 1997, 1996 and 1995...................................................................   SAI-67
  Notes to Consolidated Financial Statements..........................................................   SAI-68


                             SAI-19

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of The Equitable Life Assurance
Society of the United States and the Contractowners of Separate Account Nos. 3, 4 and 10 of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and changes in net assets and the selected per unit data (included under Condensed Financial Information in the prospectus of the Members Retirement Program) present fairly, in all material respects, the financial position of Separate Account Nos. 3 (Pooled) (Alliance Aggressive Equity
Fund), 4 (Pooled) (Alliance Growth Equity Fund) and 10 (Pooled) (Alliance Balanced Fund) of The Equitable Life Assurance Society of the United States ("Equitable Life") at December 31, 1997 and each of their results of operations and changes in net assets for each of the two years in the period then ended and for the selected per unit data for the periods presented, in conformity with generally accepted accounting principles. These financial statements and the selected per unit data (hereafter referred to as "financial statements") are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
New York, New York
February 10, 1998

                             SAI-20

SEPARATE ACCOUNT NO. 3 (POOLED) (THE ALLIANCE AGGRESSIVE EQUITY FUND) OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Statement of Assets and Liabilities
December 31, 1997


-------------------------------------------------------------------------------

ASSETS:
Investments (Notes 2 and 3):
 Common stocks -at market value (cost: $397,187,129) .........................................  $412,280,763
 Participation in Separate Account No. 2A -at amortized cost, which approximates market
 value, equivalent to 4 units at $270.27 .....................................................         1,200
Receivables:
 Securities sold .............................................................................    46,819,407
 Dividends....................................................................................        94,222
---------------------------------------------------------------------------------------------  --------------
  Total assets................................................................................   459,195,592
---------------------------------------------------------------------------------------------  --------------
LIABILITIES:
Payables:
 Custodian payable ...........................................................................       345,277
 Securities purchased ........................................................................    16,516,437
 Due to Equitable Life's General Account .....................................................    24,007,857
 Investment management fees payable ..........................................................         3,333
Accrued expenses .............................................................................       159,701
---------------------------------------------------------------------------------------------  --------------
  Total liabilities ..........................................................................    41,032,605
---------------------------------------------------------------------------------------------  --------------
NET ASSETS ...................................................................................  $418,162,987
=============================================================================================  ==============


See Notes to Financial Statements.

                             SAI-21

SEPARATE ACCOUNT NO. 3 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Statements of Operations and Changes in Net Assets


-------------------------------------------------------------------------------

                                                                                     YEAR ENDED DECEMBER 31,
                                                                                       1997            1996
-------------------------------------------------------------------------------  --------------- ---------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2):
Dividends ......................................................................  $   1,728,486    $     888,868
Interest .......................................................................        456,291        1,847,954
-------------------------------------------------------------------------------  --------------- ---------------
Total ..........................................................................      2,184,777        2,736,822
EXPENSES (NOTE 4) ..............................................................     (5,757,006)      (5,268,842)
-------------------------------------------------------------------------------  --------------- ---------------
NET INVESTMENT LOSS ............................................................     (3,572,229)      (2,532,020)
-------------------------------------------------------------------------------  --------------- ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions ..................     93,937,473       83,136,492
-------------------------------------------------------------------------------  --------------- ---------------
Unrealized appreciation (depreciation) of investments:
 Beginning of year .............................................................     56,470,533       62,843,978
 End of year ...................................................................     15,093,634       56,470,533
-------------------------------------------------------------------------------  --------------- ---------------
Change in unrealized appreciation/depreciation .................................    (41,376,899)      (6,373,445)
-------------------------------------------------------------------------------  --------------- ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ................................     52,560,574       76,763,047
-------------------------------------------------------------------------------  --------------- ---------------
Increase in net assets attributable to operations ..............................     48,988,345       74,231,027
-------------------------------------------------------------------------------  --------------- ---------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ..................................................................    229,831,666      226,778,696
Withdrawals ....................................................................   (304,183,884)    (199,186,117)
-------------------------------------------------------------------------------  --------------- ---------------
Increase (decrease) in net assets attributable to contributions and withdrawals     (74,352,218)      27,592,579
-------------------------------------------------------------------------------  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS ..............................................    (25,363,873)     101,823,606
NET ASSETS -- BEGINNING OF YEAR ................................................    443,526,860      341,703,254
-------------------------------------------------------------------------------  --------------- ---------------
NET ASSETS -- END OF YEAR ......................................................  $ 418,162,987    $ 443,526,860
===============================================================================  =============== ===============


See Notes to Financial Statements.

                             SAI-22

SEPARATE ACCOUNT NO. 3 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments
December 31, 1997


-------------------------------------------------------------------------------

                                                       NUMBER OF       VALUE
                                                         SHARES       (NOTE 3)
----------------------------------------------------  ----------- --------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS--SPECIALTY (6.0%)
Crompton & Knowles Corp..............................   494,300     $13,098,950
Cytec Industries, Inc.*..............................   251,100      11,786,006
                                                                  --------------
                                                                     24,884,956
                                                                  --------------
STEEL (1.4%)
Ispat International N.V.*............................   285,400       6,171,775
                                                                  --------------
TOTAL BASIC MATERIALS (7.4%).........................                31,056,731
                                                                  --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (8.4%)
Culligan Water Technologies, Inc.*...................    59,800       3,004,950
Philip Services Corp.*...............................   264,900       3,807,937
United States Filter Corp.*..........................   648,900      19,426,444
USA Waste Services, Inc.*............................   229,500       9,007,875
                                                                  --------------
                                                                     35,247,206
                                                                  --------------
PRINTING, PUBLISHING & BROADCASTING (3.7%)
Sinclair Broadcast Group.............................   207,600       9,679,350
Young Broadcasting Corp. (Class A)*..................   145,300       5,630,375
                                                                  --------------
                                                                     15,309,725
                                                                  --------------
PROFESSIONAL SERVICES (4.7%)
Cambridge Technology Partners, Inc.*.................    37,400       1,556,775
Century Business Services, Inc.*.....................   292,000       5,037,000
Consolidation Capital Corp.*.........................   435,600       8,848,125
CORESTAFF, Inc.*.....................................   152,500       4,041,250
                                                                  --------------
                                                                     19,483,150
                                                                  --------------
TRUCKING, SHIPPING (1.8%)
OMI Corp.*...........................................   824,800       7,577,850
                                                                  --------------
TOTAL BUSINESS SERVICES (18.6%)......................                77,617,931
                                                                  --------------
CAPITAL GOODS
AEROSPACE (1.3%)
Howmet International, Inc.*..........................   363,900       5,435,756
                                                                  --------------
TOTAL CAPITAL GOODS (1.3%)...........................                 5,435,756
                                                                  --------------
CONSUMER CYCLICALS
AIRLINES (1.5%)
Continental Airlines, Inc. (Class B)*................   125,000       6,015,625
                                                                  --------------
APPAREL, TEXTILE (4.4%)
Tommy Hilfiger Corp.*................................   136,200       4,784,025
Mohawk Industries, Inc.*.............................   187,100       4,104,506
Nautica Enterprises, Inc.*...........................   244,300       5,679,975
Unifi, Inc...........................................    93,300       3,796,144
                                                                  --------------
                                                                     18,364,650
                                                                  --------------

                             SAI-23

SEPARATE ACCOUNT NO. 3 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                       NUMBER OF       VALUE
                                                         SHARES       (NOTE 3)
----------------------------------------------------  ----------- --------------
AUTOS & TRUCKS (2.4%)
Miller Industries, Inc.*.............................   941,300     $ 10,118,975
                                                                  --------------
AUTO-RELATED (10.4%)
Budget Group, Inc.*..................................   252,600        8,730,488
Circuit City Stores, Inc. -CarMax Group*.............   362,700        3,264,300
Dollar Thrifty Automotive Group, Inc.*...............   196,800        4,034,400
Republic Industries, Inc.*...........................   968,800       22,585,150
United Rentals, Inc.*................................    37,000          714,562
US Rentals, Inc.*....................................   182,800        4,295,800
                                                                  --------------
                                                                      43,624,700
                                                                  --------------
FOOD SERVICES, LODGING (7.6%)
Extended Stay America, Inc.*.........................   342,300        4,257,356
Florida Panthers Holdings, Inc.*.....................   201,500        3,475,875
Host Marriott Corp.*.................................   279,800        5,491,075
ITT Corporation*.....................................   222,200       18,414,825
                                                                  --------------
                                                                      31,639,131
                                                                  --------------
HOUSEHOLD FURNITURE, APPLIANCES (1.7%)
Furniture Brands International, Inc.*................   166,000        3,403,000
Industrie Natuzzi Spa (ADR)..........................   180,000        3,712,500
                                                                  --------------
                                                                       7,115,500
                                                                  --------------
LEISURE-RELATED (6.3%)
Coach USA, Inc.*.....................................   166,000        5,561,000
MGM Grand, Inc.*.....................................    90,300        3,256,444
Promus Hotel Corp.*..................................   291,900       12,259,800
Regal Cinemas, Inc.*.................................   190,900        5,321,338
                                                                  --------------
                                                                      26,398,582
                                                                  --------------
TOTAL CONSUMER CYCLICALS (34.3%).....................                143,277,163
                                                                  --------------
CONSUMER NONCYCLICALS
DRUGS (6.5%)
Centocor, Inc.*......................................   392,000       13,034,000
Genzyme Corporation*.................................   186,300        5,169,825
Jones Medical Industries, Inc........................   152,000        5,814,000
MedImmune, Inc.*.....................................    77,700        3,331,388
                                                                  --------------
                                                                      27,349,213
                                                                  --------------
HOSPITAL SUPPLIES & SERVICES (0.9%)
Dentsply International, Inc..........................   114,700        3,498,350
                                                                  --------------
TOTAL CONSUMER NONCYCLICALS (7.4%)...................                 30,847,563
                                                                  --------------
CREDIT-SENSITIVE
BANKS (4.0%)
Astoria Financial Corp...............................    65,400        3,646,050
Dime Bancorp, Inc....................................   102,600        3,103,650
Friedman, Billings, Ramsey Group, Inc. (Class A)* ...   198,100        3,553,419

                             SAI-24

SEPARATE ACCOUNT NO. 3 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                       NUMBER OF       VALUE
                                                         SHARES       (NOTE 3)
----------------------------------------------------  ----------- --------------
Mercantile Bankshares Corp...........................    92,300     $ 3,611,237
Staten Island Bancorp, Inc.*.........................   146,800       3,073,625
                                                                  --------------
                                                                     16,987,981
                                                                  --------------
FINANCIAL SERVICES (3.1%)
Imperial Credit Industries, Inc.*....................   449,200       9,208,600
Paine Webber, Inc....................................   104,400       3,608,325
                                                                  --------------
                                                                     12,816,925
                                                                  --------------
INSURANCE (1.0%)
AFLAC, Inc...........................................    84,900       4,340,513
                                                                  --------------
MORTGAGE-RELATED (0.8%)
Resource America, Inc................................    68,800       3,147,600
                                                                  --------------
REAL ESTATE (1.5%)
Imperial Credit Commercial Mortgage Investment
 Corp................................................   423,200       6,189,300
                                                                  --------------
UTILITY-- TELEPHONE (1.0%)
Telephone & Data Systems, Inc........................    91,300       4,251,156
                                                                  --------------
TOTAL CREDIT-SENSITIVE (11.4%).......................                47,733,475
                                                                  --------------
ENERGY
OIL-- INTERNATIONAL (1.0%)
Gulf Canada Resources, Ltd.*.........................   573,900       4,017,300
                                                                  --------------
OIL--SUPPLIES & CONSTRUCTION (3.7%)
BJ Services Co.*.....................................    55,800       4,014,112
Diamond Offshore Drilling, Inc.......................   102,600       4,937,625
Nabors Industries, Inc.*.............................    72,200       2,269,788
Rowan Cos., Inc.*....................................   132,900       4,053,450
                                                                  --------------
                                                                     15,274,975
                                                                  --------------
RAILROADS (0.7%)
Wisconsin Central Transport Corp.*...................   139,300       3,256,138
                                                                  --------------
TOTAL ENERGY (5.4%)..................................                22,548,413
                                                                  --------------
TECHNOLOGY
ELECTRONICS (8.8%)
Altera Corp.*........................................   105,400       3,491,375
Atmel Corp.*.........................................   116,500       2,162,531
Flextronics International, Ltd.*.....................    87,500       3,018,750
Hadco Corp...........................................    69,000       3,122,250
KLA-Tencor Corp.*....................................    43,800       1,691,775
Lycos, Inc.* ........................................    62,100       2,569,388
Networks Associates, Inc.*...........................   142,900       7,555,837
Parametric Technology Corp.*.........................    69,700       3,302,037
Sterling Commerce, Inc.*.............................   153,900       5,915,531
Xilinx, Inc.*........................................   111,900       3,923,494
                                                                  --------------
                                                                     36,752,968
                                                                  --------------
OFFICE EQUIPMENT SERVICES (1.4%)
Comverse Technology, Inc.*...........................   154,100       6,009,900
                                                                  --------------

                             SAI-25

SEPARATE ACCOUNT NO. 3 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                       NUMBER OF       VALUE
                                                         SHARES       (NOTE 3)
----------------------------------------------------  ----------- --------------
TELECOMMUNICATIONS (2.6%)
ADC Telecommunications, Inc.*........................    69,900     $  2,918,325
American Satellite Network-Rights*...................     9,550                0
Metromedia International Group, Inc.*................   418,700        3,977,650
Millicom International Cellular S.A.*................   109,100        4,104,888
                                                                  --------------
                                                                      11,000,863
                                                                  --------------
TOTAL TECHNOLOGY (12.8%).............................                 53,763,731
                                                                  --------------
TOTAL COMMON STOCKS (98.6%)
 (Cost $397,187,129).................................                412,280,763
                                                                  --------------
PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
 at amortized cost, which approximates
 market value, equivalent to 4 units at
 $270.27 each (0.0%).................................                      1,200
                                                                  --------------
TOTAL INVESTMENTS (98.6%)
 (Cost/Amortized Cost $397,188,329)..................                412,281,963
OTHER ASSETS LESS LIABILITIES (1.4%) ................                  5,881,024
                                                                  --------------
NET ASSETS (100.0%)..................................               $418,162,987
                                                                  ==============



* Non-income producing.


See Notes to Financial Statements.

                             SAI-26

SEPARATE ACCOUNT NO. 4 (POOLED) (THE ALLIANCE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Statement of Assets and Liabilities
December 31, 1997


-----------------------------------------------------------------------------


ASSETS:
Investments (Notes 2 and 3):
 Common stocks--at market value (cost: $1,945,635,407).......................... $2,635,013,465
 Preferred stocks--at market value (cost: $1,742,250)...........................      2,777,625
 Long-Term debt securities--at value (amortized cost: $3,016,327) ..............      2,728,125
 Participation in Separate Account No. 2A--at amortized cost, which
  approximates market value, equivalent to 100,276 units at $270.27 ............     27,101,569
Cash............................................................................         64,818
Receivables:
 Securities sold................................................................     15,688,292
 Dividends......................................................................      1,062,061
 ------------------------------------------------------------------------------  --------------
  Total assets..................................................................  2,684,435,955
 ------------------------------------------------------------------------------  --------------
LIABILITIES:
Payables:
 Securities purchased...........................................................      6,071,076
 Due to Equitable Life's General Account........................................     32,755,106
 Investment management fees payable.............................................          7,455
Accrued expenses................................................................        525,753
Accrued retained by Equitable Life in Separate Account No. 4 (Note 1) ..........      1,095,138
-------------------------------------------------------------------------------  --------------
  Total liabilities.............................................................     40,454,528
-------------------------------------------------------------------------------  --------------
NET ASSETS (NOTE 1):
Net assets attributable to participants' accumulations..........................  2,611,671,263
Reserves and other liabilities attributable to annuity benefits.................     32,310,164
-------------------------------------------------------------------------------  --------------
NET ASSETS...................................................................... $2,643,981,427
===============================================================================  ==============


See Notes to Financial Statements.

                             SAI-27

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Statements of Operations and Changes in Net Assets

-----------------------------------------------------------------------------


                                                                                    YEAR ENDED DECEMBER 31,
                                                                                     1997            1996
------------------------------------------------------------------------------  -------------- ---------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2):
Dividends (net of foreign taxes withheld--1997: $2,138 and 1996: $62,998) ..... $   13,385,197  $   13,755,557
Interest.......................................................................        845,517         292,364
------------------------------------------------------------------------------  -------------- ---------------
Total..........................................................................     14,230,714      14,047,921
EXPENSES (NOTE 4)..............................................................    (19,783,932)    (18,524,630)
------------------------------------------------------------------------------  -------------- ---------------
NET INVESTMENT LOSS............................................................     (5,553,218)     (4,476,709)
------------------------------------------------------------------------------  -------------- ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions..................    372,430,956     218,176,662
------------------------------------------------------------------------------  -------------- ---------------
Unrealized appreciation (depreciation) of investments and foreign currency transactions:
 Beginning of year.............................................................    448,580,808     290,870,386
 End of year...................................................................    690,125,231     448,580,808
 -----------------------------------------------------------------------------  -------------- ---------------
Change in unrealized appreciation/depreciation.................................    241,544,423     157,710,422
------------------------------------------------------------------------------  -------------- ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS................................    613,975,379     375,887,084
------------------------------------------------------------------------------  -------------- ---------------
Increase in net assets attributable to operations..............................    608,422,161     371,410,375
------------------------------------------------------------------------------  -------------- ---------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions..................................................................    546,890,479     552,427,638
Withdrawals....................................................................   (969,496,108)   (590,972,941)
------------------------------------------------------------------------------  -------------- ---------------
Decrease in net assets attributable to contributions and withdrawals ..........   (422,605,629)    (38,545,303)
------------------------------------------------------------------------------  -------------- ---------------
(Increase) Decrease in accumulated amount retained by Equitable Life in
Separate Account No. 4 (Note 1)................................................       (360,863)        536,145
------------------------------------------------------------------------------  -------------- ---------------
INCREASE IN NET ASSETS.........................................................    185,455,669     333,401,217
NET ASSETS--BEGINNING OF YEAR..................................................  2,458,525,758   2,125,124,541
------------------------------------------------------------------------------  -------------- ---------------
NET ASSETS--END OF YEAR........................................................ $2,643,981,427  $2,458,525,758
==============================================================================  ============== ===============


See Notes to Financial Statements.

                             SAI-28

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments
December 31, 1997



----------------------------------------------------  ----------- --------------
                                                       NUMBER OF       VALUE
                                                         SHARES       (NOTE 3)
----------------------------------------------------  ----------- --------------
COMMON STOCKS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.6%)
United States Filter Corp.* .........................    554,700    $  16,606,331
                                                                  --------------
PROFESSIONAL SERVICES (0.3%)
Corrections Corp. of America*........................    185,000       6,856,562
                                                                  --------------
TRUCKING, SHIPPING (0.2%)
Knightsbridge Tankers, Ltd...........................    150,000       4,246,875
OMI Corp.*...........................................    264,000       2,425,500
                                                                  --------------
                                                                       6,672,375
                                                                  --------------
TOTAL BUSINESS SERVICES (1.1%) ......................                 30,135,268
                                                                  --------------
CONSUMER CYCLICALS
AIRLINES (9.0%)
America West Holdings Corp. (Class B)*...............    542,200      10,098,475
Continental Airlines, Inc. (Class B)*................  2,600,000     125,125,000
KLM Dutch Airlines...................................    280,000      10,570,000
Northwest Airlines Corp. (Class A)*..................  1,900,000      90,962,500
Southwest Airlines Co................................     50,000       1,231,250
                                                                  --------------
                                                                     237,987,225
                                                                  --------------
APPAREL, TEXTILE (0.2%)
Tommy Hilfiger Corp.*................................    100,000       3,512,500
Wolverine World Wide, Inc............................     91,000       2,058,875
                                                                  --------------
                                                                       5,571,375
                                                                  --------------
AUTO-RELATED (6.3%)
Republic Industries, Inc.*...........................  7,100,000     165,518,750
                                                                  --------------
FOOD SERVICES, LODGING (1.9%)
Extended Stay America, Inc.*.........................  1,400,000      17,412,500
Host Marriott Corp.*.................................  1,675,000      32,871,875
Suburban Lodges of America, Inc.*....................     70,000         931,875
                                                                  --------------
                                                                      51,216,250
                                                                  --------------
HOUSEHOLD FURNITURE, APPLIANCES (0.8%)
Industrie Natuzzi Spa (ADR)..........................  1,011,000      20,851,875
                                                                  --------------
LEISURE-RELATED (1.3%)
Cendant Corporation*.................................  1,000,000      34,375,000
                                                                  --------------
RETAIL -- GENERAL (0.8%)
Circuit City Stores--Circuit City Group .............    400,000      14,225,000
Limited, Inc.........................................    300,000       7,650,000
                                                                  --------------
                                                                      21,875,000
                                                                  --------------
TOTAL CONSUMER CYCLICALS (20.3%) ....................                537,395,475
                                                                  --------------

                             SAI-29

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

----------------------------------------------------  ----------- --------------
                                                       NUMBER OF       VALUE
                                                         SHARES       (NOTE 3)
----------------------------------------------------  ----------- --------------
CONSUMER NONCYCLICALS
DRUGS (3.6%)
Centocor, Inc.*......................................  1,230,700   $  40,920,775
Geltex Pharmaceuticals, Inc.*........................    700,000      18,550,000
Genzyme Corporation*.................................    100,000       2,775,000
IDEC Pharmaceuticals Corp.*..........................     75,600       2,598,750
MedImmune, Inc.*.....................................    736,800      31,590,300
                                                                  --------------
                                                                      96,434,825
                                                                  --------------
FOODS (0.2%)
Tysons Foods, Inc....................................    228,100       4,676,050
                                                                  --------------
TOBACCO (4.4%)
Loews Corp...........................................  1,100,000     116,737,500
                                                                  --------------
TOTAL CONSUMER NONCYCLICALS (8.2%) ..................                217,848,375
                                                                  --------------
CREDIT-SENSITIVE
BANKS (0.2%)
Chase Manhattan Corp.................................     40,000       4,380,000
                                                                  --------------
FINANCIAL SERVICES (15.0%)
A.G. Edwards, Inc. ..................................    700,000      27,825,000
Green Tree Financial Corp............................     54,200       1,419,362
Legg Mason, Inc......................................  1,200,031      67,126,734
MBNA Corp............................................  4,800,000     131,100,000
Merrill Lynch & Co., Inc.............................  1,400,000     102,112,500
Morgan Stanley, Dean Witter, Discover & Co. .........  1,000,000      59,125,000
PMI Group, Inc.......................................    100,000       7,231,250
                                                                  --------------
                                                                     395,939,846
                                                                  --------------
INSURANCE (13.1%)
CNA Financial Corp.*.................................  1,700,000     217,175,000
IPC Holdings Ltd.....................................    207,400       6,675,687
Life Re Corporation..................................    721,000      47,000,188
NAC Re Corp..........................................    538,700      26,295,294
Travelers Group, Inc.................................    950,000      51,181,250
                                                                  --------------
                                                                     348,327,419
                                                                  --------------
REAL ESTATE (0.4%)
Excel Realty Trust, Inc..............................    140,000       4,410,000
Imperial Credit Commercial Mortgage Investment
Corp.................................................     25,000         365,625
Imperial Credit Mortgage Holdings....................    187,500       3,351,562
Novastar Financial, Inc..............................     75,000       1,185,938
                                                                  --------------
                                                                       9,313,125
                                                                  --------------

                             SAI-30

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

----------------------------------------------------  ----------- --------------
                                                       NUMBER OF       VALUE
                                                         SHARES       (NOTE 3)
----------------------------------------------------  ----------- --------------
UTILITY--TELEPHONE (8.7%)
Telebras Sponsored (ADR).............................    250,000    $  29,109,375
Telephone & Data Systems, Inc........................  4,000,000     186,250,000
Teleport Communications Group, Inc. (Class A)* ......    300,000      16,462,500
                                                                  --------------
                                                                     231,821,875
                                                                  --------------
TOTAL CREDIT-SENSITIVE (37.4%) ......................                989,782,265
                                                                  --------------
ENERGY
OIL--DOMESTIC (0.0%)
Apache Corp..........................................     15,000         525,938
                                                                  --------------
OIL--INTERNATIONAL (0.3%)
Gulf Canada Resources Ltd.*..........................    750,000       5,250,000
IRI International Corporation*.......................    150,000       2,100,000
Petroleo Brasileiro S.A. (ADR).......................     50,000       1,169,330
                                                                  --------------
                                                                       8,519,330
                                                                  --------------
OIL--SUPPLIES & CONSTRUCTION (15.3%)
Baker Hughes, Inc. ..................................    555,000      24,211,875
BJ Services Co.*.....................................     15,000       1,079,063
Diamond Offshore Drilling, Inc. .....................    860,000      41,387,500
Dresser Industries, Inc. ............................    170,000       7,129,375
Halliburton Co. .....................................  1,400,000      72,712,500
Lukoil Holdings--Spons (ADR).........................     15,000       1,377,375
Lukoil Holdings--Spons (ADR)(Pref. Shares) ..........     40,000       1,241,576
Nabors Industries, Inc.*.............................    435,000      13,675,312
Noble Drilling Corp.*................................  1,300,000      39,812,500
Oceaneering International, Inc.*.....................    300,000       5,925,000
Parker Drilling Co.*.................................  5,500,000      67,031,250
Rowan Cos., Inc.*....................................  3,500,000     106,750,000
Schlumberger, Ltd....................................    270,000      21,735,000
                                                                  --------------
                                                                     404,068,326
                                                                  --------------
TOTAL ENERGY (15.6%) ................................                413,113,594
                                                                  --------------
TECHNOLOGY
ELECTRONICS (2.7%)
Altera Corp.*........................................    100,000       3,312,500
DBT Online, Inc.*....................................    160,000       3,990,000
Network Associates, Inc.*............................    400,000      21,150,000
Sterling Commerce, Inc.* ............................    650,000      24,984,375
Teradyne, Inc.*......................................    290,000       9,280,000
U.S. Satellite Broadcasting Co., Inc.*...............     40,000         317,500
Xilinx, Inc.*........................................    250,000       8,765,625
                                                                  --------------
                                                                      71,800,000
                                                                  --------------

                             SAI-31

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

----------------------------------------------------  ----------- --------------
                                                       NUMBER OF       VALUE
                                                         SHARES       (NOTE 3)
----------------------------------------------------  ----------- --------------
OFFICE EQUIPMENT SERVICES (0.1%)
CheckFree Holdings Corp.*............................    100,000   $   2,700,000
                                                                  --------------
TELECOMMUNICATIONS (14.1%)
ADC Telecommunications, Inc.*........................    860,000      35,905,000
American Satellite Network-- Rights*.................     70,000               0
Bell Canada International, Inc.*.....................     25,000         381,250
Core Communications, Inc.*...........................    504,000       5,103,000
DSC Communications Corp.*............................    450,000      10,800,000
MCI Communications Corp..............................    300,000      12,843,750
Millicom International Cellular S.A.*................  1,515,000      57,001,875
Nextel Communications, Inc. (Class A)*...............    485,000      12,610,000
Nokia Corp.--Sponsored (A Shares)(ADR)...............    260,000      18,200,000
Powertel, Inc.*......................................     73,300       1,227,775
Tellabs, Inc.*.......................................    100,000       5,287,500
United States Cellular Corp.*........................  2,915,400      90,377,400
Vanguard Cellular Systems, Inc. (Class A)* ..........  2,200,000      28,050,000
WorldCom, Inc.*......................................  3,100,000      93,775,000
                                                                  --------------
                                                                     371,562,550
                                                                  --------------
TOTAL TECHNOLOGY (16.9%) ............................                446,062,550
                                                                  --------------
DIVERSIFIED
MISCELLANEOUS (0.2%)
Viad Corp. ..........................................     35,000         675,938
                                                                  --------------
TOTAL DIVERSIFIED (0.2%) ............................                    675,938
                                                                  --------------
TOTAL COMMON STOCKS (99.7%)
 (Cost $1,945,635,407) ..............................              2,635,013,465
                                                                  --------------
PREFERRED STOCKS:
CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Financial Trust
 8.5% Conv...........................................     27,000       2,777,625
                                                                  --------------
TOTAL CONSUMER CYCLICALS (0.1%) .....................                  2,777,625
                                                                  --------------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $1,742,250) ..................................                  2,777,625
                                                                  --------------


                             SAI-32

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997


-----------------------------------------------------------------------  ------------ --------------
                                                                           PRINCIPAL       VALUE
                                                                            AMOUNT        (NOTE 3)
-----------------------------------------------------------------------  ------------ --------------
LONG-TERM DEBT SECURITIES:
TECHNOLOGY
TELECOMMUNICATIONS (0.1%)
United States Cellular Corp.
 Zero Coupon Conv., 2015 ...............................................  $7,500,000   $   2,728,125
                                                                                      --------------
TOTAL TECHNOLOGY (0.1%) ................................................                   2,728,125
                                                                                      --------------
TOTAL LONG-TERM DEBT SECURITIES (0.1%)
 (Amortized Cost $3,016,327) ...........................................                   2,728,125
                                                                                      --------------
PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
 at amortized cost, which approximates
 market value, equivalent to 100,276 units
 at $270.27 each (1.0%) ................................................                  27,101,569
                                                                                      --------------
TOTAL INVESTMENTS (100.9%)
 (Cost/Amortized Cost $1,977,495,553) ..................................               2,667,620,784
OTHER ASSETS LESS LIABILITIES (-0.9%) ..................................                 (22,544,219)
AMOUNT RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT NO. 4 (0.0%)(NOTE 1) .................................                  (1,095,138)
                                                                                      --------------
NET ASSETS (100.0%) ....................................................              $2,643,981,427
                                                                                      ==============
Reserves attributable to participants' accumulations ...................               2,611,671,263
Reserves and other contract liabilities attributable to annuity
benefits ...............................................................                  32,310,164
                                                                                      --------------
NET ASSETS .............................................................              $2,643,981,427
                                                                                      ==============



* Non-income producing.

See Notes to Financial Statements.


                             SAI-33

SEPARATE ACCOUNT NO. 10 (POOLED) (THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Statement of Assets and Liabilities
December 31, 1997



ASSETS:
Investments (Notes 2 and 3):
 Common stocks--at market value (cost: $108,824,778)...................................  $124,460,867
 Preferred stocks--at market value (cost: $2,677,383)..................................     3,236,238
 Long-term debt securities--at value (amortized cost: $110,232,563) ...................   114,106,615
 Participation in Separate Account No. 2A--at amortized cost, which approximates
  market value, equivalent to 38,544 units at $270.27..................................    10,417,265
Receivables:
 Securities sold.......................................................................       810,823
 Interest..............................................................................     1,517,146
 Dividends.............................................................................       238,861
 Other.................................................................................        24,341
--------------------------------------------------------------------------------------  --------------
  Total assets.........................................................................   254,812,156
--------------------------------------------------------------------------------------  --------------
LIABILITIES:
Payables:
 Custodian payable.....................................................................       159,644
 Securities purchased..................................................................       110,274
 Due to Equitable Life's General Account...............................................    11,079,033
 Investment management fees payable....................................................         2,561
Accrued expenses ......................................................................       204,725
--------------------------------------------------------------------------------------  --------------
  Total liabilities....................................................................    11,556,237
--------------------------------------------------------------------------------------  --------------
NET ASSETS.............................................................................  $243,255,919
======================================================================================  ==============



See Notes to Financial Statements.


                             SAI-34

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Statements of Operations and Changes in Net Assets

-------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31,
                                                                                 1997            1996
-------------------------------------------------------------------------  --------------- ---------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2):
Interest .................................................................  $   1,765,490    $   2,417,609
Dividends (net of foreign taxes withheld--
 1997: $109,690 and 1996: $115,641) ......................................      9,248,201        9,820,381
                                                                           --------------- ---------------
Total ....................................................................     11,013,691       12,237,990
EXPENSES--(NOTE 4) .......................................................     (3,985,252)      (4,691,514)
-------------------------------------------------------------------------  --------------- ---------------
NET INVESTMENT INCOME ....................................................      7,028,439        7,546,476
-------------------------------------------------------------------------  --------------- ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions  ...........     30,478,147       35,223,719
-------------------------------------------------------------------------  --------------- ---------------
Unrealized appreciation (depreciation) of investments and foreign currency transactions:
 Beginning of year .......................................................     24,115,275       34,125,491
 End of year .............................................................     20,366,672       24,115,275
-------------------------------------------------------------------------  --------------- ---------------
Change in unrealized appreciation/depreciation ...........................     (3,748,603)     (10,010,216)
-------------------------------------------------------------------------  --------------- ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...........................     26,729,544       25,213,503
-------------------------------------------------------------------------  --------------- ---------------
Increase in net assets attributable to operations ........................     33,757,983       32,759,979
-------------------------------------------------------------------------  --------------- ---------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ............................................................     50,198,862       68,031,967
Withdrawals ..............................................................   (153,851,256)    (161,825,766)
-------------------------------------------------------------------------  --------------- ---------------
Decrease in net assets attributable to contributions and withdrawals  ....   (103,652,394)     (93,793,799)
-------------------------------------------------------------------------  --------------- ---------------
DECREASE IN NET ASSETS....................................................    (69,894,411)     (61,033,820)
NET ASSETS--BEGINNING OF YEAR.............................................    313,150,330      374,184,150
-------------------------------------------------------------------------  --------------- ---------------
NET ASSETS--END OF YEAR...................................................  $ 243,255,919    $ 313,150,330
=========================================================================  =============== ===============



See Notes to Financial Statements.


                             SAI-35

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments
December 31, 1997


-------------------------------------------------------------------------------

                                                    NUMBER OF       VALUE
                                                      SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (0.9%)
Akzo Nobel N.V....................................       600      $  103,445
Bayer AG .........................................     4,000         148,416
Ciba Specialty Chemicals AG*......................       900         107,172
Dow Chemical Co. .................................     5,000         507,500
Dupont (E.I.) de Nemours & Co. ...................    12,100         726,756
Hitachi Chemical Co. Ltd. ........................    31,000         183,959
Holliday Chemical Holdings PLC ...................    46,500         174,886
Kuraray Co. Ltd. .................................    20,000         165,390
Monsanto Co. .....................................     1,800          75,600
Nippon Chemi-Con Corp. ...........................    12,000          27,841
Toagosei Co. Ltd. ................................    29,000          40,858
Union Carbide Corp. ..............................     1,100          47,231
                                                               --------------
                                                                   2,309,054
                                                               --------------
CHEMICALS--SPECIALTY (0.1%)
NGK Insulators ...................................    18,000         159,877
                                                               --------------
METALS & MINING (0.7%)
Aluminum Co. of America ..........................     9,600         675,600
Freeport--McMoran Copper & Gold, Inc. (Class B)  .    14,000         220,500
Inco Ltd. ........................................       900          15,300
Kaiser Aluminum Corp.* ...........................    36,100         318,131
Phelps Dodge Corp. ...............................     2,000         124,500
Steel Dynamics, Inc.* ............................    20,900         334,400
Toho Titanium* ...................................     1,000           8,423
                                                               --------------
                                                                   1,696,854
                                                               --------------
PAPER (0.2%)
Georgia-Pacific Corp. ............................     1,300          78,975
Kimberly-Clark Corp. .............................     2,200         108,488
KNP BT (Kon) N.V. ................................     4,000          92,122
Nippon Paper Industries Co. ......................     2,000           7,841
UPM-Kymmene Oy ...................................     5,010         100,215
                                                               --------------
                                                                     387,641
                                                               --------------
STEEL (0.1%)
Koninklijke Hoogovens N.V. .......................     2,000          81,963
NatSteel Ltd. ....................................    41,000          55,461
Pohang Iron & Steel Co. Ltd. (ADR) ...............     4,000          69,750
                                                               --------------
                                                                     207,174
                                                               --------------
TOTAL BASIC MATERIALS (2.0%)......................                 4,760,600
                                                               --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.2%)
USA Waste Services, Inc.* ........................    14,800         580,900
                                                               --------------
PRINTING, PUBLISHING & BROADCASTING (1.3%)
Carlton Communications PLC .......................    26,000         199,841
Gannett Co. ......................................    12,200         754,112
Liberty Media Group (Class A)* ...................     6,850         248,313
New Straits Times Press BHD ......................    13,000          16,110

                             SAI-36

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                    NUMBER OF       VALUE
                                                      SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
New York Times Co. (Class A) .....................     9,500     $   628,188
Nippon Television Network Corp. ..................       100          29,326
Reuters Holding PLC (ADR) ........................     7,200         477,000
Scripps (EW) Co. (Class A) .......................    11,600         561,875
Television Broadcasts Ltd. .......................     1,000           2,852
Tokyo Broadcasting System, Inc. ..................     2,000          25,268
United News & Media PLC ..........................    18,551         209,310
Viacom, Inc. (Class B)* ..........................     1,400          58,012
                                                               --------------
                                                                   3,210,207
                                                               --------------
PROFESSIONAL SERVICES (0.0%)
Asatsu, Inc. .....................................       700          10,077
Brisa-Auto Estradas de Portugal SA* ..............       500          17,911
Meitec ...........................................     2,000          56,202
                                                               --------------
                                                                      84,190
                                                               --------------
TRUCKING, SHIPPING (0.4%)
Bergesen Dy As (A Shares) ........................     9,450         222,956
CNF Transportation, Inc. .........................     8,700         333,863
Frontline Ltd.* ..................................    30,000         121,220
                                                               --------------
                                                                     678,039
                                                               --------------
TOTAL BUSINESS SERVICES (1.9%)....................                 4,553,336
                                                               --------------
CAPITAL GOODS
AEROSPACE (0.6%)
Boeing Co. .......................................    22,500       1,101,094
British Aerospace ................................     9,901         283,102
Gulfstream Aerospace Corp.* ......................     3,200          93,600
                                                               --------------
                                                                   1,477,796
                                                               --------------
BUILDING & CONSTRUCTION (0.4%)
Beazer Group PLC .................................    36,000          95,486
Bouygues .........................................     2,239         253,717
Daito Trust Construction Co. Ltd. ................     7,500          45,770
Groupe GTM .......................................     1,931         129,942
Makita Corp. .....................................    17,000         162,710
National House Industrial Co. ....................    10,000          68,530
Sho Bond Corp. ...................................     1,500          27,106
Societe Technip ..................................     1,400         147,711
Toda Corp. .......................................    22,000          59,801
                                                               --------------
                                                                     990,773
                                                               --------------
BUILDING MATERIALS & FOREST PRODUCTS (0.3%)
BPB PLC ..........................................    20,500         113,799
Fujikura Ltd. ....................................     4,000          26,463
Holderbank Financiere Glaris AG ..................       275         224,336
Matsushita Electric Works Ltd. ...................    22,000         190,352
Nichiha Corp. ....................................     1,000           6,110
Rugby Group PLC ..................................    50,000         112,090
                                                               --------------
                                                                     673,150
                                                               --------------
ELECTRICAL EQUIPMENT (1.8%)
Daikin Industries Ltd. ...........................    29,000         109,250
General Electric Co. .............................    49,900       3,661,413

                             SAI-37

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                    NUMBER OF       VALUE
                                                      SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
Johnson Electric Holdings Ltd. ...................    50,400    $    145,041
Legrand SA .......................................       750         149,414
Mabuchi Motor Co. ................................       200          10,153
Sumitomo Electric Industries .....................    11,000         149,923
                                                               --------------
                                                                   4,225,194
                                                               --------------
MACHINERY (1.1%)
Allied Signal, Inc. ..............................    20,700         806,006
Cie Generale de Geophysique SA (ADR)* ............     1,000          25,625
Fujitec Co. Ltd. .................................    18,000          99,234
Ishikawajima Harima Heavy Industries Co. Ltd.  ...    20,000          29,862
KSB AG ...........................................       500         109,783
Legris Industries SA .............................     4,390         152,448
Mitsubishi Heavy Industries Ltd. .................    14,000          58,316
Nitta Corp. ......................................     1,000          10,107
Rauma Oy .........................................       250           3,900
Schindler Holding AG Participating Certificate  ..        35          36,456
Schindler Holding AG Registered ..................       100         107,378
Siebe PLC ........................................    10,000         187,228
SMC Corp. ........................................       400          35,222
Stork N.V. .......................................     3,600         124,276
TI Group PLC .....................................    24,558         187,951
United Technologies Corp. ........................     9,600         699,000
Valmet Oy* .......................................     6,200          85,562
                                                               --------------
                                                                   2,758,354
                                                               --------------
TOTAL CAPITAL GOODS (4.2%)........................                10,125,267
                                                               --------------
CONSUMER CYCLICALS
AIRLINES (0.2%)
Singapore Airlines Ltd. ..........................     2,000          13,052
US Airways Group, Inc.* ..........................     3,100         193,750
Virgin Express Holdings PLC (ADR)* ...............    18,000         373,500
                                                               --------------
                                                                     580,302
                                                               --------------
APPAREL, TEXTILE (0.4%)
Tommy Hilfiger Corp.* ............................     9,800         344,225
Nautica Enterprises, Inc.* .......................     8,300         192,975
Onward Kashiyama Co. Ltd. ........................    15,000         173,430
Reebok International Ltd.* .......................    13,200         380,325
                                                               --------------
                                                                   1,090,955
                                                               --------------
AUTO-RELATED (0.6%)
Circuit City Stores, Inc.--CarMax Group*  ........    19,000         171,000
Continental AG ...................................     5,000         112,563
Federal-Mogul Corp. ..............................     5,400         218,700
Magna International, Inc. ........................     7,800         489,937
Minebea Co. Ltd. .................................     2,000          21,440
NGK Spark Plug Co. ...............................     8,000          45,329
Republic Industries, Inc.* .......................     3,200          74,600
Sumitomo Rubber Industries, Inc. .................    33,000         139,227
Toyoda Automatic Loom Works Ltd. .................    14,000         257,274
                                                               --------------
                                                                   1,530,070
                                                               --------------

                             SAI-38

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                    NUMBER OF       VALUE
                                                      SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
AUTOS & TRUCKS (0.8%)
Bajaj Auto Ltd. (GDR) ............................     1,500     $    29,625
Chrysler Corp. ...................................     9,400         330,762
Ford Motor Co. ...................................    10,200         496,612
General Motors Corp. .............................     8,000         485,000
Harley-Davidson, Inc. ............................    18,500         506,438
Honda Motor Co. Ltd. .............................     1,000          36,677
UMW Holdings BHD .................................    10,000           7,585
Volkswagen AG ....................................       200         111,729
                                                               --------------
                                                                   2,004,428
                                                               --------------
FOOD SERVICES, LODGING (0.2%)
Accor SA .........................................       200          37,185
Choice Hotels Scandinavia ASA* ...................    20,000          67,797
Compass Group PLC ................................    27,000         329,915
McDonald's Corp. .................................     1,000          47,750
                                                               --------------
                                                                     482,647
                                                               --------------
HOUSEHOLD FURNITURE, APPLIANCES (0.4%)
Hunter Douglas N.V. ..............................     4,000         140,057
Industrie Natuzzi Spa (ADR) ......................       600          12,375
Moulinex* ........................................     3,000          74,121
Pioneer Electric Corp. ...........................    13,000         200,077
Sony Corp. .......................................     3,500         310,873
Sunbeam Corp. ....................................     6,100         256,963
                                                               --------------
                                                                     994,466
                                                               --------------
LEISURE-RELATED (1.1%)
Berjaya Sports Toto BHD ..........................    27,000          69,071
Carnival Corp. (Class A) .........................     9,100         503,913
Disney (Walt) Co. ................................    14,033       1,390,144
EMI Group PLC ....................................     1,000           8,610
Granada Group PLC ................................    16,700         256,993
Hoyts Cinemas Group ..............................    10,000          17,597
Ladbroke Group PLC ...............................    51,864         224,872
NAMCO Ltd. .......................................       200           5,804
Nintendo Co. Ltd. ................................       400          39,204
Nippon Broadcasting System .......................     1,000          39,510
Toei Co. Ltd. ....................................     2,000           7,274
                                                               --------------
                                                                   2,562,992
                                                               --------------
PHOTO & OPTICAL (0.2%)
Eastman Kodak Co. ................................     2,500         152,031
Fuji Photo Film Co. ..............................     5,000         191,424
Noritsu Koki Co. Ltd. ............................     1,600          39,449
                                                               --------------
                                                                     382,904
                                                               --------------
RETAIL-- GENERAL (2.3%)
Aldeasa SA* ......................................     3,000          63,578
Boots Co. PLC ....................................    14,500         210,278
British Airport Author PLC .......................    30,000         240,194
CompUSA, Inc.* ...................................    19,600         607,600
Dayton Hudson Corp. ..............................    10,300         695,250
Dickson Concepts International Ltd. ..............    31,000          45,206

                             SAI-39

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                    NUMBER OF       VALUE
                                                      SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
Home Depot, Inc. .................................    18,400     $ 1,083,300
Kingfisher PLC ...................................    14,953         208,252
Kohl's Corp.* ....................................     3,800         258,875
Kokuyo Co. Ltd. ..................................     3,000          51,685
Paris Miki, Inc. .................................       800           8,576
Sato Corp. .......................................     1,300          22,098
Smith (W.H.) Group PLC ...........................     3,000          19,240
Staples, Inc.* ...................................     9,000         249,750
Vendex International N.V. ........................     1,500          82,777
Wal Mart Stores, Inc. ............................    42,200       1,664,262
                                                               --------------
                                                                   5,510,921
                                                               --------------
TOTAL CONSUMER CYCLICALS (6.2%)...................                15,139,685
                                                               --------------
CONSUMER NONCYCLICALS
BEVERAGES (2.1%)
Anheuser Busch, Inc. .............................     8,400         369,600
Bass PLC .........................................     4,900          75,325
Coca-Cola Co. ....................................    40,600       2,704,975
Coca Cola Enterprises, Inc. ......................     1,600          56,900
Diageo PLC .......................................    11,000         100,898
Pepsico, Inc. ....................................    33,500       1,220,656
Scottish & Newcastle PLC .........................    19,500         235,550
Whitbread PLC ....................................    18,500         268,438
                                                               --------------
                                                                   5,032,342
                                                               --------------
CONTAINERS (0.2%)
Schmalbach Lubeca AG .............................       400          66,704
Sealed Air Corp.* ................................     8,600         531,050
                                                               --------------
                                                                     597,754
                                                               --------------
DRUGS (3.5%)
Astra AB (A Shares) ..............................     6,000         104,000
Bristol-Myers Squibb Co. .........................    18,400       1,741,100
Daiichi Pharmaceutical Co. .......................    15,000         168,836
Genzyme Corporation* .............................     9,300         258,075
Lilly Eli & Co. ..................................     4,200         292,425
Merck KGAA .......................................     3,750         126,112
Merck & Co., Inc. ................................    21,100       2,241,875
Novartis AG ......................................       150         243,293
Orion-Yhtyma Oy (B Shares) .......................     8,700         229,907
Pfizer, Inc. .....................................    23,840       1,777,570
Rohto Pharmaceutical Co. Ltd. ....................     3,000          19,296
Sankyo Co. Ltd. ..................................     1,000          22,588
Santen Pharmaceutical Co. Ltd. ...................     3,000          34,456
Schering Plough Corp. ............................    17,500       1,087,187
Taisho Pharmaceutical Co. ........................     1,000          25,498
Yamanouchi Pharmaceutical Co. Ltd. ...............     3,000          64,318
                                                               --------------
                                                                   8,436,536
                                                               --------------
FOODS (1.1%)
Campbell Soup Co. ................................    14,800         860,250
General Mills, Inc. ..............................     2,000         143,250
Heinz (H.J.) Co. .................................     2,500         127,031

                             SAI-40

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                    NUMBER OF       VALUE
                                                      SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
Huhtamaki Oy Series I ............................     2,200     $    90,840
Nabisco Holdings Corp. (Class A) .................    10,520         509,562
Orkla ASA 'A' ....................................     1,890         162,732
Parmalat Finanziaria Spa .........................   100,440         143,622
Tysons Foods, Inc. ...............................    27,000         553,500
Yakult Honsha Co. ................................     1,000           5,253
                                                               --------------
                                                                   2,596,040
                                                               --------------
HOSPITAL SUPPLIES & SERVICES (1.5%)
Abbott Laboratories ..............................    10,700         701,519
Johnson & Johnson ................................    25,400       1,673,225
Medtronic, Inc. ..................................    16,400         857,925
PT Tempo Scan Pacific ............................    40,000           3,091
United Healthcare Corp. ..........................     8,400         417,375
                                                               --------------
                                                                   3,653,135
                                                               --------------
RETAIL-- FOOD (0.6%)
Delhaize--Le Lion SA .............................     1,770          89,676
Familymart Co. ...................................     4,100         146,922
Kroger Co.* ......................................    17,600         650,100
Promodes .........................................       400         165,955
Seven-Eleven Japan Co. Ltd. ......................     1,000          70,750
Woolworths Ltd. ..................................   108,492         362,740
                                                               --------------
                                                                   1,486,143
                                                               --------------
SOAPS & TOILETRIES (2.1%)
Avon Products, Inc. ..............................    10,200         626,025
Colgate Palmolive Co. ............................    11,200         823,200
Estee Lauder Cos. (Class A) ......................     7,000         360,063
Gillette Corp. ...................................    12,700       1,275,556
Procter & Gamble Co. .............................    24,300       1,939,444
                                                               --------------
                                                                   5,024,288
                                                               --------------
TOBACCO (0.9%)
Imperial Tobacco Group PLC .......................     1,700          10,721
Japan Tobacco, Inc. ..............................        23         163,078
Philip Morris Cos., Inc. .........................    43,330       1,963,391
Seita ............................................     3,000         107,668
Swedish Match AB .................................     5,500          18,373
Tabacalera SA--A .................................     1,500         121,546
                                                               --------------
                                                                   2,384,777
                                                               --------------
TOTAL CONSUMER NONCYCLICALS (12.0%) ..............                29,211,015
                                                               --------------
CREDIT-SENSITIVE
BANKS (3.9%)
Allied Irish Bank ................................    44,000         426,165
AMMB Holdings BHD ................................    14,000           9,179
AMMB Holdings BHD Rights-- Equity* ...............    14,000              54
Banco Bilbao Vizcaya SA ..........................     6,000         194,080
Banc One Corp. ...................................    17,200         934,175
Banco Santander SA ...............................     4,000         133,586
Bangkok Bank Public Ltd. .........................     1,000           2,492
BankAmerica Corp..................................     1,800         131,400

                             SAI-41

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                    NUMBER OF       VALUE
                                                      SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
Bank Dagang Nasional Indonesia Tbk ...............   234,000     $    14,891
Bank of Tokyo--Mitsubishi Ltd. ...................     2,000          27,565
Banque National de Paris .........................     2,600         138,197
Barnett Banks, Inc. ..............................     9,600         690,000
BPI-SGPS SA* .....................................     1,200          29,177
Chase Manhattan Corp. ............................    10,065       1,102,118
Citicorp .........................................    10,100       1,277,019
Corestates Financial Corp. .......................     9,000         720,563
Credito Italiano Spa .............................    40,000         123,324
Dao Heng Bank Group Ltd. .........................     5,000          12,485
Den Norske Bank ASA ..............................    40,000         188,746
Erste Bank Oesterreichischen Sparkassen AG*  .....     1,120          55,700
First Union Corp. ................................    17,500         896,875
Istituto Mobiliare Italiano ......................    12,000         142,428
Long-Term Credit Bank of Japan ...................    44,000          70,413
Morgan (J.P.) & Co., Inc. ........................     1,400         158,025
NationsBank Corp. ................................    17,600       1,070,300
Philippine Commercial International Bank  ........     1,000           2,840
Seventy-Seven Bank Ltd. ..........................    23,000         163,783
Shizuoka Bank Ltd. ...............................     1,000          10,720
Skandinaviska Enskilda Banken (Series A)  ........     5,070          64,232
Societe Generale .................................     1,681         229,030
Sparbanken Sverige AB (A Shares) .................     3,000          68,262
State Bank of India (GDR) ........................     4,800          87,360
Suncorp-Metway Ltd.* .............................    14,866          37,302
Thai Farmers Bank Public Co.-- Warrants*  ........       750              79
Toho Bank ........................................     1,000           3,982
Wing Hang Bank Ltd. ..............................    31,000          87,611
Yamaguchi Bank ...................................    14,000         171,516
                                                               --------------
                                                                   9,475,674
                                                               --------------
FINANCIAL SERVICES (2.2%)
Aiful Corp.* .....................................       500          33,882
Associates First Capital Corp. ...................     6,000         426,750
Credit Saison Co. ................................     2,000          49,311
Fleet Financial Group, Inc. ......................    10,700         801,831
Green Tree Financial Corp. .......................     9,100         238,306
Household International, Inc. ....................     5,300         676,081
Legg Mason, Inc. .................................     5,000         279,688
MBNA Corp. .......................................    18,175         496,405
Merrill Lynch & Co., Inc. ........................     9,400         685,613
Morgan Stanley, Dean Witter, Discover & Co.  .....    14,100         833,662
Newcourt Credit Group, Inc.* .....................     2,500          82,745
Nichiei Co. Ltd. .................................       100          10,643
Peregrine Investment Holdings Ltd. ...............    90,000          63,879
PMI Group, Inc. ..................................     7,500         542,344
Sanyo Shinpan Finance Co. Ltd. ...................       200           8,836
Takefuji Corp. ...................................       800          36,692
Worms Et Compagnie ...............................       300          22,182
                                                               --------------
                                                                   5,288,850
                                                               --------------

                             SAI-42

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                    NUMBER OF       VALUE
                                                      SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
INSURANCE (3.1%)
American International Group, Inc. ...............    14,100      $1,533,375
AMEV N.V. ........................................     5,300         231,055
ASR Verzekeringsgroep N.V. .......................     1,500          81,593
Assurances Generales de France ...................     7,650         405,348
Catalana Occidente SA ............................     1,000          50,915
Corporacion Mapfre Cia International SA  .........     1,600          42,411
General Accident PLC .............................     8,000         139,797
Hartford Financial Services Group, Inc.  .........     7,400         692,362
Hartford Life, Inc. ..............................     8,400         380,625
ING Groep N.V. ...................................     5,000         210,579
Irish Life PLC ...................................    20,000         113,539
PennCorp Financial Group, Inc. ...................    14,500         517,469
QBE Insurance Group Ltd. .........................    37,750         169,937
Royal & Sun Alliance Insurance Group PLC  ........    18,700         187,343
SunAmerica, Inc. .................................    11,200         478,800
Travelers Group, Inc. ............................    24,700       1,330,713
Travelers Property Casualty Corp. (Class A)  .....    12,300         541,200
Trygg Hansa AB (B Shares) ........................     6,800         209,160
United Assurance Group PLC .......................    14,900         129,085
Willis Corroon Group PLC (ADR) ...................       900          11,081
Zurich Versicherungs .............................       385         183,383
                                                               --------------
                                                                   7,639,770
                                                               --------------
MORTGAGE-RELATED (0.5%)
Federal National Mortgage Association ............    23,300       1,329,556
                                                               --------------
REAL ESTATE (0.1%)
City Development Ltd. ............................     1,000           4,628
Daibiru Corp. ....................................     1,000           7,312
Sumitomo Realty & Development Co. Ltd. ...........     2,000          11,485
Unibail SA .......................................     1,000          99,859
                                                               --------------
                                                                     123,284
                                                               --------------
UTILITY-- ELECTRIC (2.2%)
AES Corp.* .......................................    13,400         624,775
Baltimore Gas & Electric Co. .....................    10,200         347,438
Carolina Power & Light Co. .......................     4,800         203,700
Central & South West Corp. .......................    21,500         581,844
Cia Paranaense de Energia--Copel (ADR) ...........    10,000         136,875
Cinergy Corp. ....................................     6,900         264,356
CMS Energy Corp. .................................    12,400         546,375
Consolidated Edison, Inc. ........................     6,400         262,400
Duke Power Co. ...................................     6,200         343,325
Edison International .............................     8,500         231,094
Energy Group PLC .................................     5,000          55,388
FPL Group, Inc. ..................................     3,800         224,912
Hong Kong Electric Holdings Ltd. .................    34,000         129,217
Houston Industries, Inc. .........................    11,600         309,575
Malakoff BHD .....................................    16,000          33,320
Manila Electric Co. ..............................     3,900          12,904
National Grid Group PLC ..........................     1,000           4,767
Powergen PLC (ADR) ...............................    20,600         268,968

                             SAI-43

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                    NUMBER OF       VALUE
                                                      SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
Texas Utilities Co. ..............................    15,400    $    640,063
Veba AG ..........................................     2,500         170,233
                                                               --------------
                                                                   5,391,529
                                                               --------------
UTILITY --GAS (0.3%)
Anglian Water PLC ................................    10,000         133,030
ENRON Corp. ......................................     6,000         249,375
Scottish Power PLC ...............................    44,000         387,693
                                                               --------------
                                                                     770,098
                                                               --------------
UTILITY-- TELEPHONE (1.3%)
Ameritech Corp. ..................................     5,900         474,950
AT&T Corp. .......................................    13,500         826,875
BellSouth Corp. ..................................    11,300         636,331
British Telecommunications PLC ...................    20,000         157,583
Cable & Wireless PLC .............................    20,800         182,590
Philippine Long Distance Telelphone Co.  .........     1,800          39,111
Sprint Corp. .....................................       500          29,313
Telecom Italia Spa ...............................    27,777         177,402
Telefonica de Espana .............................     8,000         228,330
Telekom Malaysia BHD .............................    28,500          84,265
Teleport Communications Group, Inc. (Class A)*  ..     5,200         285,350
                                                               --------------
                                                                   3,122,100
                                                               --------------
TOTAL CREDIT-SENSITIVE (13.6%) ...................                33,140,861
                                                               --------------
ENERGY
COAL & GAS PIPELINES (0.0%)
BG PLC* ..........................................    36,500          18,283
OMV AG ...........................................       300          41,476
                                                               --------------
                                                                      59,759
                                                               --------------
OIL-DOMESTIC (0.6%)
Apache Corp. .....................................    14,500         508,406
Union Pacific Resources Group, Inc. ..............    17,600         426,800
USX--Marathon Group ..............................    18,100         610,875
                                                               --------------
                                                                   1,546,081
                                                               --------------
OIL-- INTERNATIONAL (1.9%)
British Petroleum Co. PLC ........................    15,000         197,205
Elf Aquitaine ....................................     1,000         116,308
Exxon Corp. ......................................    35,100       2,147,681
Gulf Canada Resources Ltd.* ......................    37,800         264,600
Gulf Indonesia Resources Ltd.* ...................     5,100         112,200
Mobil Corp. ......................................    10,900         786,844
Repsol SA ........................................     2,750         117,281
Shell Transport & Trading Co. PLC ................    18,000         130,518
Texaco, Inc. .....................................    10,400         565,500
Total SA--B ......................................     1,000         108,831
                                                               --------------
                                                                   4,546,968
                                                               --------------
OIL-- SUPPLIES & CONSTRUCTION (0.8%)
BJ Services Co.* .................................     4,600         330,912
Canadian Fracmaster Ltd.* ........................    14,300         120,080
Dresser Industries, Inc. .........................    15,400         645,837

                             SAI-44

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                    NUMBER OF       VALUE
                                                      SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
Fugro N.V.*.......................................     3,000     $    91,432
Halliburton Co. ..................................    12,100         628,444
Nabors Industries, Inc.*..........................     3,700         116,319
Noble Drilling Corp.*.............................     4,300         131,688
                                                               --------------
                                                                   2,064,712
                                                               --------------
RAILROADS (0.1%)
Union Pacific Corp. ..............................       200          12,488
                                                               --------------
TOTAL ENERGY (3.4%) ..............................                 8,230,008
                                                               --------------
TECHNOLOGY
ELECTRONICS (2.1%)
Altera Corp.*.....................................     1,709          56,611
Applied Materials, Inc.*..........................     8,200         247,025
Cisco Systems, Inc.*..............................    28,150       1,569,362
Fujimi, Inc. .....................................       400          16,998
Hoya Corp. .......................................     1,000          31,394
Intel Corp. ......................................    27,786       1,951,966
Leitch Technology Corp.*..........................     1,000          30,090
Micronics Japan Co. Ltd. .........................     2,200          37,902
National Semiconductor Corp.*.....................     7,900         204,906
Nikon Corp. ......................................     1,000           9,877
Rohm Co. Ltd. ....................................     1,000         101,838
Sankyo Engineering Co. ...........................     2,000           6,126
SMH AG ...........................................       800         107,857
Solectron Corp.*..................................     6,700         278,469
TDK Corp. ........................................     1,000          75,345
Tokyo Cathode Laboratory Co.*.....................     1,600          15,804
TOWA Corp. .......................................       100           2,075
Varitronix International Ltd. ....................    95,000         163,053
Xilinx, Inc.*.....................................     3,600         126,225
Yokogawa Electric Corp. ..........................     1,000           6,171
                                                               --------------
                                                                   5,039,094
                                                               --------------
OFFICE EQUIPMENT (1.1%)
Barco N.V. .......................................       500          91,627
Canon, Inc. ......................................     1,000          23,277
Compaq Computer Corp. ............................    13,575         766,139
Dell Computer Corp.*..............................     3,900         327,600
Hewlett-Packard Co. ..............................     8,100         506,250
International Business Machines Corp. ............     9,300         972,431
                                                               --------------
                                                                   2,687,324
                                                               --------------
OFFICE EQUIPMENT SERVICES (1.2%)
Data Communication System Co. ....................     1,000          13,170
First Data Corp. .................................    23,200         678,600
Fuji Soft ABC, Inc. ..............................       700          23,959
INES Corp. .......................................     1,000           7,734
Microsoft Corp.*..................................    16,325       2,110,006
Nippon System Development ........................       700          14,364
                                                               --------------
                                                                   2,847,833
                                                               --------------

                             SAI-45

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                    NUMBER OF       VALUE
                                                      SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
TELECOMMUNICATIONS (2.4%)
ACC Corp.*........................................     1,000    $      50,500
ADC Telecommunications, Inc.*.....................     5,900          246,325
Asia Satellite Telecommunications Holdings Ltd.  .    34,000           58,137
Cox Communications, Inc. (Class A)* ..............    14,400          576,900
DDI Corp. ........................................        40          105,666
DSC Communications Corp.*.........................     7,600          182,400
Energis PLC*......................................    27,500          114,718
Intermedia Communications, Inc.*..................        61            3,706
Lucent Technologies, Inc. ........................    14,600        1,166,175
MCI Communications Corp. .........................    20,300          869,094
Northern Telecom Ltd. ............................     8,900          792,100
Powertel, Inc.*...................................    10,300          172,525
PT Indosat .......................................    73,000          135,382
PT Telekomunikasi Indonesia ......................    60,000           31,909
SK Telecom Co. Ltd. (ADR)*........................    19,360          125,840
Tellabs, Inc.*....................................     4,600          243,225
Videsh Sanchar Nigam Ltd. (GDR)*..................     4,800           66,864
Vodafone Group PLC ...............................    20,000          145,676
WorldCom, Inc.*...................................    27,210          823,103
                                                               --------------
                                                                    5,910,245
                                                               --------------
TOTAL TECHNOLOGY (6.8%) ..........................                 16,484,496
                                                               --------------
DIVERSIFIED
MISCELLANEOUS (1.1%)
BTR PLC ..........................................    32,000           98,016
Cie Generale des Eaux ............................     1,583          220,939
Citic Pacific Ltd. ...............................    11,000           43,722
First Pacific Co. ................................    75,289           36,435
Minnesota Mining & Manufacturing Co. .............     2,100          172,331
Montedison Spa ...................................   150,000          134,713
Smith (Howard) Ltd. ..............................     8,000           66,426
Swire Pacific Ltd. (Class A) .....................    11,000           60,330
Tomkins PLC ......................................    14,000           65,300
Tyco International Ltd. ..........................    18,800          847,175
U.S. Industries, Inc. ............................    19,050          573,881
Viad Corp. .......................................    25,700          496,331
                                                               --------------
TOTAL DIVERSIFIED (1.1%) .........................                  2,815,599
                                                               --------------
TOTAL COMMON STOCKS (51.2%)
 (Cost $108,824,778) .............................                124,460,867
                                                               --------------
PREFERRED STOCKS:
BASIC MATERIALS
CHEMICALS (0.1%)
Henkel KGAA ......................................     2,500          156,337
                                                               --------------
TOTAL BASIC MATERIALS (0.1%) .....................                    156,337
                                                               --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
Republic Industries, Inc.
 6.5% Exch. Conv. ................................     7,800          183,300
                                                               --------------

                             SAI-46

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                    NUMBER OF       VALUE
                                                      SHARES       (NOTE 3)
-------------------------------------------------  ----------- --------------
PRINTING, PUBLISHING & BROADCASTING (0.0%)
ProSieben Media AG*...............................      600      $    27,515
                                                               --------------
TRUCKING, SHIPPING (0.1%)
CNF Trust I
 5.0% Conv. Series A .............................    2,900          165,300
                                                               --------------
TOTAL BUSINESS SERVICES (0.2%) ...................                   376,115
                                                               --------------
CAPITAL GOODS
AEROSPACE (0.1%)
Loral Space & Communications
 6.0% Conv. ......................................    5,800          356,700
                                                               --------------
TOTAL CAPITAL GOODS (0.1%) .......................                   356,700
                                                               --------------
CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Finance Trust
 8.5% Conv. ......................................    2,800          288,050
                                                               --------------
RETAIL-- GENERAL (0.0%)
Hornbach Holding AG ..............................    1,000           68,927
                                                               --------------
TOTAL CONSUMER CYCLICALS (0.1%) ..................                   356,977
                                                               --------------
CREDIT-SENSITIVE
UTILITY-- ELECTRIC (0.1%)
AES Trust
 $2.6875 Conv. Series A ..........................    3,600          258,300
                                                               --------------
TOTAL CREDIT-SENSITIVE (0.1%) ....................                   258,300
                                                               --------------
ENERGY
OIL-- DOMESTIC (0.1%)
Devon Financing Trust
 $3.25 Conv. .....................................    1,800          131,850
                                                               --------------
TOTAL ENERGY (0.1%) ..............................                   131,850
                                                               --------------
TECHNOLOGY
TELECOMMUNICATIONS (0.6%)
Intermedia Communications, Inc.:
 7.0% Conv. ......................................    4,900          200,900
 7.0% Conv. Series D .............................    2,600          106,600
Mobile Telecommunications
 4.5% Conv. ......................................    3,600          120,600
Nextel Strypes Trust
 7.25% Conv. .....................................    8,300          197,125
Nokia Oyj (A Shares) .............................    2,600          184,652
QualComm Financial Trust:
 5.75% Conv. Series 144A .........................    5,500          257,469
 5.75% Conv. .....................................      400           18,725
WorldCom, Inc.
 8.0% Conv. ......................................    4,900          513,888
                                                               --------------
TOTAL TECHNOLOGY (0.6%) ..........................                 1,599,959
                                                               --------------
TOTAL PREFERRED STOCKS (1.3%)
 (Cost $2,677,383) ...............................                 3,236,238
                                                               --------------


                             SAI-47

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------

                                              PRINCIPAL        VALUE
                                               AMOUNT         (NOTE 3)
-----------------------------------------  -------------- --------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING
 (1.9%)
Turner Broadcasting System, Inc.
 8.375%, 2013 ............................   $4,000,000      $4,488,080
                                                          --------------
PROFESSIONAL SERVICES (0.1%)
Career Horizons, Inc.
 7.0% Conv., 2002 ........................      120,000         249,600
Personnel Group of America
 5.75% Conv., 2004 .......................       75,000          85,125
                                                          --------------
                                                                334,725
                                                          --------------
TOTAL BUSINESS SERVICES (2.0%) ...........                    4,822,805
                                                          --------------
CAPITAL GOODS
AEROSPACE (0.1%)
Orbital Sciences Corp.
 5.0% Conv., 2002 ........................      105,000         134,138
                                                          --------------
BUILDING & CONSTRUCTION (0.0%)
Halter Marine Group, Inc.
 4.5% Conv., 2004 ........................      100,000         112,375
                                                          --------------
MACHINERY (0.1%)
DII Group, Inc.
 6.0% Conv., 2002 ........................      155,000         236,956
                                                          --------------
TOTAL CAPITAL GOODS (0.2%) ...............                      483,469
                                                          --------------
CONSUMER CYCLICALS
FOOD SERVICES, LODGING (0.2%)
Cendant Corp.
 4.75% Conv., 2003 .......................      315,000         423,675
                                                          --------------
RETAIL --GENERAL (0.1%)
U.S. Office Products Co.
 5.5% Conv., 2001 ........................      245,000         291,244
                                                          --------------
TOTAL CONSUMER CYCLICALS (0.3%) ..........                      714,919
                                                          --------------
CONSUMER NONCYCLICALS
DRUGS (0.2%)
MedImmune, Inc.:
 7.0% Conv. Sub., 2003 ...................       65,000         147,794
 7.0% Conv., 2003 ........................      100,000         227,375
Quintiles Transnational Corp.
 4.25% Conv., 2000 .......................      165,000         185,419
                                                          --------------
                                                                560,588
                                                          --------------
HOSPITAL SUPPLIES & SERVICES (0.2%)
FPA Medical Management, Inc.
 6.5% Conv., 2001 ........................      220,000         224,400
RES-Care, Inc.
 6.0% Conv., 2004 ........................      165,000         188,100
                                                          --------------
                                                                412,500
                                                          --------------
TOTAL CONSUMER NONCYCLICALS (0.4%)  ......                      973,088
                                                          --------------

                             SAI-48

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                              PRINCIPAL           VALUE
                                               AMOUNT            (NOTE 3)
-----------------------------------------  --------------    --------------
CREDIT-SENSITIVE
BANKS (2.1%)
St. George Bank Ltd.
 7.15%, 2005 .............................   $ 4,850,000       $  4,996,567
Sumitomo Bank International
 0.75% Conv., 2001 .......................Yen 26,000,000            208,538
                                                                  5,205,105
                                                             --------------
FINANCIAL SERVICES (1.8%)
Corp. Andina de Fomento
 7.25%, 2007 .............................   $ 4,000,000          4,071,624
RAC Financial Group, Inc.
 7.25% Conv., 2003 .......................       125,000            301,250
                                                             --------------
                                                                  4,372,874
                                                             --------------
INSURANCE (2.3%)
John Hancock Mutual Life Insurance Co.
 7.375%, 2024 ............................     5,000,000          5,245,950
Penn Treaty American Corp.
 6.25% Conv., 2003 .......................       175,000            225,531
                                                             --------------
                                                                  5,471,481
                                                             --------------
MORTGAGE-RELATED (9.7%)
Federal Home Loan Mortgage Corp.
 7.0%, 2011 ..............................     8,408,930          8,537,697
Federal National Mortgage Association:
 6.5%, 2011 ..............................     8,586,766          8,592,133
 7.0%, 2026 ..............................     6,398,518          6,442,508
                                                             --------------
                                                                 23,572,338
                                                             --------------
U.S. GOVERNMENT (26.3%)
U.S. Treasury:
 6.125% Note, 1998........................     4,000,000          4,013,752
 6.375% Note, 1999 .......................     6,200,000          6,256,191
 6.0% Note, 2000 .........................     6,800,000          6,848,878
 6.25% Note, 2001 ........................    10,775,000         10,943,359
 6.5% Note, 2001 .........................    11,400,000         11,681,443
 6.5% Note, 2002 .........................     6,590,000          6,783,581
 6.875% Note, 2006 .......................     7,050,000          7,545,707
 6.125% Bonds, 2027 ......................     9,810,000         10,079,775
                                                             --------------
                                                                 64,152,686
                                                             --------------
TOTAL CREDIT-SENSITIVE (42.2%) ...........                      102,774,484
                                                             --------------
ENERGY
COAL & GAS PIPELINES (0.1%)
Nabors Industries, Inc.
 5.0% Conv., 2006 ........................    170,000               307,700
                                                             --------------
OIL-SUPPLIES & CONSTRUCTION (0.3%)
Diamond Offshore Drilling, Inc.
 3.75% Conv. Sub. Note, 2007 .............    175,000               231,656
Parker Drilling Corp.
 5.5% Conv. Sub. Note, 2004 ..............    150,000               160,781

                             SAI-49

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                              PRINCIPAL        VALUE
                                               AMOUNT         (NOTE 3)
-----------------------------------------  -------------- --------------
Seacor Holdings, Inc.
 5.375% Conv., 2006.......................    $140,000     $     158,550
                                                          --------------
                                                                 550,987
                                                          --------------
TOTAL ENERGY (0.4%) ......................                       858,687
                                                          --------------
TECHNOLOGY
ELECTRONICS (1.3%)
Altera Corp.
 5.75% Conv. Sub. Note, 2002..............     225,000           308,813
Baan Co.
 4.5% Conv. Sub. Note, 2001...............     175,000           268,188
Integrated Process Equipment Corp.
 6.25% Conv., 2004........................     325,000           269,344
Level One Communications, Inc.
 4.0% Conv., 2004 ........................     225,000           211,500
Photronics, Inc.
 6.0% Conv., 2004.........................     285,000           326,681
Quantum Corp.
 5.0% Conv., 2003.........................      55,000            99,825
Sanmina Corp.
 5.5% Conv., 2002.........................     205,000           496,869
SCI Systems, Inc.
 5.0% Conv., 2006.........................     255,000           474,937
Solectron Corp.
 6.0% Conv., 2006.........................     165,000           226,256
Wind River Systems, Inc.
 5.0% Conv., 2002.........................     210,000           224,700
Xilinx, Inc.
 5.25% Conv., 2002........................     285,000           275,737
                                                          --------------
                                                               3,182,850
                                                          --------------
TELECOMMUNICATIONS (0.1%)
Comverse Technology, Inc.:
 5.75% Conv. Sub. Note, 2006..............     265,000           285,538
 5.75% Conv., 2006........................      10,000            10,775
                                                          --------------
                                                                 296,313
                                                          --------------
TOTAL TECHNOLOGY (1.4%) ..................                     3,479,163
                                                          --------------
TOTAL LONG-TERM DEBT SECURITIES (46.9%)
 (Amortized Cost $110,232,563)............                   114,106,615
                                                          --------------
PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
 at amortized cost, which approximates
 market value, equivalent to 38,544 units
 at $270.27 each (4.3%) ..................                    10,417,265
                                                          --------------
TOTAL INVESTMENTS (103.7%)
 (Cost/Amortized Cost $232,151,989) ......                   252,220,985
OTHER ASSETS LESS LIABILITIES (-3.7%)  ...                    (8,965,066)
                                                          --------------
NET ASSETS (100.0%) ......................                  $243,255,919
                                                          ==============



* Non-income producing

See Notes to Financial Statements.


                             SAI-50

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 51 of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets and the selected per unit data (included under Condensed Financial Information in the Prospectus of the Members Retirement Program) present fairly, in all material respects, the financial position of the Alliance Global Fund, Alliance Conservative Investors Fund and Alliance Growth Investors Fund, separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 51 at December 31, 1997 and the results of each of their operations and changes in each of their net assets for the periods indicated and for the per unit data for the periods presented, in conformity with generally accepted accounting principles. These financial statements and the selected per unit data (hereafter referred to as "financial statements") are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Hudson River Trust at December 31, 1997 with the transfer agent, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
New York, New York
February 10, 1998

                             SAI-51

SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Statements of Assets and Liabilities
December 31, 1997

-----------------------------------------------------------------------------


                                                                                              ALLIANCE       ALLIANCE
                                                                               ALLIANCE     CONSERVATIVE      GROWTH
                                                                                GLOBAL       INVESTORS      INVESTORS
                                                                                 FUND           FUND           FUND
--------------------------------------------------------------------------  ------------- --------------  -------------
ASSETS:
Investments in shares of The Hudson River Trust, at value (Cost: Alliance
 Global Portfolio--$42,992,687; Alliance Conservative Investors
 Portfolio--$11,011,168; Alliance Growth Investors
 Portfolio--$54,535,579)(Note 1) ..........................................  $45,811,460    $11,457,159    $57,895,040
Receivable for The Hudson River Trust shares sold .........................    1,036,088         48,647        432,589
--------------------------------------------------------------------------  ------------- --------------  -------------
  Total assets ............................................................   46,847,548     11,505,806     58,327,629
--------------------------------------------------------------------------  ------------- --------------  -------------
LIABILITIES:
Due to Equitable Life's General Account ...................................    1,018,843         47,280        410,787
Accrued expenses ..........................................................       20,778          5,723         23,602
--------------------------------------------------------------------------  ------------- --------------  -------------
  Total liabilities .......................................................    1,039,621         53,003        434,389
--------------------------------------------------------------------------  ------------- --------------  -------------
NET ASSETS ................................................................  $45,807,927    $11,452,803    $57,893,240
==========================================================================  ============= ==============  =============


See Notes to Financial Statements.


                             SAI-52

SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Statements of Operations and Changes in Net Assets

-----------------------------------------------------------------------------



                                                            ALLIANCE                  ALLIANCE                    ALLIANCE
                                                          GLOBAL FUND       CONSERVATIVE INVESTORS FUND     GROWTH INVESTORS FUND
------------------------------------------------  ------------------------  ---------------------------   ------------------------
                                                          YEAR ENDED                  YEAR ENDED                 YEAR ENDED
                                                         DECEMBER 31,                DECEMBER 31,               DECEMBER 31,
                                                      1997          1996          1997        1996          1997          1996
------------------------------------------------  ------------- ------------  ------------ -----------  -------------  -----------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2)--Dividends from The
 Hudson River Trust ............................. $    928,674  $    697,045  $   480,979  $   662,083  $  1,344,234   $   988,398
EXPENSES (NOTE 4) ...............................     (450,382)     (375,304)    (156,313)    (188,556)     (391,031)     (300,959)
------------------------------------------------  ------------- ------------  ------------ -----------  -------------  -----------
NET INVESTMENT INCOME ...........................      478,292       321,741      324,666      473,527       953,203       687,439
------------------------------------------------  ------------- ------------  ------------ -----------  -------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTE 2):
Realized gain from share transactions ...........    2,804,530       571,515       55,228      115,805     1,579,084       361,719
Realized gain distribution from
 The Hudson River Trust .........................    2,994,309     1,889,554      346,019      348,297     3,055,814     4,768,387
------------------------------------------------  ------------- ------------  ------------ -----------  -------------  -----------
NET REALIZED GAIN ...............................    5,798,839     2,461,069      401,247      464,102     4,634,898     5,130,106
------------------------------------------------  ------------- ------------  ------------ -----------  -------------  -----------
Unrealized appreciation (depreciation) of
 investments:
 Beginning of year ..............................    4,189,776     2,311,157     (138,527)     304,939     1,130,615     2,480,800
 End of year ....................................    2,818,773     4,189,776      445,991     (138,527)    3,359,461     1,130,615
------------------------------------------------  ------------- ------------  ------------ -----------  -------------  -----------
Change in unrealized appreciation/depreciation  .   (1,371,003)    1,878,619      584,518     (443,466)    2,228,846    (1,350,185)
------------------------------------------------  ------------- ------------  ------------ -----------  -------------  -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS      4,427,836     4,339,688      985,765       20,636     6,863,744     3,779,921
------------------------------------------------  ------------- ------------  ------------ -----------  -------------  -----------
Increase in net assets attributable to
 operations......................................    4,906,128     4,661,429    1,310,431      494,163     7,816,947     4,467,360
------------------------------------------------  ------------- ------------  ------------ -----------  -------------  -----------
FROM C0NTRIBUTIONS AND WITHDRAWALS:
Contributions ...................................   17,302,173    22,444,295    2,492,189   14,885,027    16,373,146    22,344,425
Withdrawals .....................................  (20,267,132)  (11,827,050)  (5,233,231)  (7,693,055)  (12,914,616)   (7,615,781)
------------------------------------------------  ------------- ------------  ------------ -----------  -------------  -----------
Increase (decrease) in net assets attributable
 to contributions and withdrawals ...............   (2,964,959)   10,617,245   (2,741,042)   7,191,972     3,458,530    14,728,644
------------------------------------------------  ------------- ------------  ------------ -----------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS ...............    1,941,169    15,278,674   (1,430,611)   7,686,135    11,275,477    19,196,004
NET ASSETS--BEGINNING OF YEAR ...................   43,866,758    28,588,084   12,883,414    5,197,279    46,617,763    27,421,759
------------------------------------------------  ------------- ------------  ------------ -----------  -------------  -----------
NET ASSETS--END OF YEAR ......................... $ 45,807,927  $ 43,866,758  $11,452,803  $12,883,414  $ 57,893,240   $46,617,763
================================================  ============= ============  ============ ===========  =============  ===========



See Notes to Financial Statements.


                             SAI-53

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 66 of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets and the selected per unit data (included under Condensed Financial Information in the Prospectus of the Members Retirement Program) present fairly, in all material respects, the financial position of the the MFS Research Fund, Warburg Pincus Small Company Value Fund, T. Rowe Price Equity Income Fund and Merrill Lynch World Strategy Fund, separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 66 at December 31, 1997 and the results of each of their operations and changes in each of their net assets for the periods indicated and for the per unit data for the periods presented, in conformity with generally accepted accounting principles. These financial statements and the selected per unit data (hereafter referred to as "financial statements") are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1997 with the transfer agent, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
New York, New York
February 10, 1998


                             SAI-54

SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Statements of Assets and Liabilities
December 31, 1997

-----------------------------------------------------------------------------

                                                                                    WARBURG
                                                                        MFS      PINCUS SMALL    T. ROWE PRICE   MERRILL LYNCH
                                                                     RESEARCH    COMPANY VALUE   EQUITY INCOME   WORLD STRATEGY
                                                                       FUND          FUND             FUND            FUND
------------------------------------------------------------------  ---------- ---------------  --------------- --------------
ASSETS:
Investments in shares of The EQ Advisors Trust, at value (Cost:
 MFS Research Fund--$783,410; Warburg Pincus Small Company Value
 Fund--$1,931,238; T. Rowe Price Equity Income Fund-- $2,106,036;
 Merrill Lynch World Strategy Fund--$383,367)(Note 1)  ............  $770,719     $1,863,735       $2,187,783       $361,183
Receivable for The EQ Advisors Trust shares sold ..................        --         43,783               30             48
------------------------------------------------------------------  ---------- ---------------  --------------- --------------
  Total assets ....................................................   770,719      1,907,518        2,187,813        361,231
------------------------------------------------------------------  ---------- ---------------  --------------- --------------
LIABILITIES:
Due to Equitable Life's General Account ...........................        --         43,779               30             48
------------------------------------------------------------------  ---------- ---------------  --------------- --------------
  Total liabilities ...............................................        --         43,779               30             48
------------------------------------------------------------------  ---------- ---------------  --------------- --------------
NET ASSETS ........................................................  $770,719     $1,863,739       $2,187,783       $361,183
==================================================================  ========== ===============  =============== ==============

See Notes to Financial Statements.

                             SAI-55

SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Statements of Operations and Changes in Net Assets

-----------------------------------------------------------------------------



                                                                                       WARBURG
                                                                          MFS       PINCUS SMALL    T. ROWE PRICE   MERRILL LYNCH
                                                                        RESEARCH    COMPANY VALUE   EQUITY INCOME   WORLD STRATEGY
                                                                         FUND*          FUND*           FUND*           FUND*
--------------------------------------------------------------------  ----------- ---------------  --------------- --------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2)--Dividends from The EQ Advisors Trust  ...  $   8,097     $   10,134       $   22,858       $  5,419
EXPENSES (NOTE 4) ...................................................     (2,181)        (4,266)          (4,613)          (846)
--------------------------------------------------------------------  ----------- ---------------  --------------- --------------
NET INVESTMENT INCOME ...............................................      5,916          5,868           18,245          4,573
--------------------------------------------------------------------  ----------- ---------------  --------------- --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain (loss) from share transactions ........................      2,181           (579)           1,154            (53)
--------------------------------------------------------------------  ----------- ---------------  --------------- --------------
Unrealized appreciation (depreciation) of investments:
 Beginning of year ..................................................         --             --               --             --
 End of year ........................................................    (12,691)       (67,503)          81,747        (22,184)
--------------------------------------------------------------------  ----------- ---------------  --------------- --------------
Change in unrealized appreciation/depreciation ......................    (12,691)       (67,503)          81,747        (22,184)
--------------------------------------------------------------------  ----------- ---------------  --------------- --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...............    (10,510)       (68,082)          82,901        (22,237)
--------------------------------------------------------------------  ----------- ---------------  --------------- --------------
Increase (decrease) in net assets attributable to operations ........     (4,594)       (62,214)         101,146        (17,664)
--------------------------------------------------------------------  ----------- ---------------  --------------- --------------
FROM C0NTRIBUTIONS AND WITHDRAWALS:
Contributions .......................................................    946,609      2,097,710        2,203,291        391,483
Withdrawals .........................................................   (171,296)      (171,757)        (116,654)       (12,637)
--------------------------------------------------------------------  ----------- ---------------  --------------- --------------
Increase in net assets attributable to contributions and withdrawals     775,313      1,925,953        2,086,637        378,846
--------------------------------------------------------------------  ----------- ---------------  --------------- --------------
INCREASE IN NET ASSETS ..............................................    770,719      1,863,739        2,187,783        361,182
NET ASSETS--BEGINNING OF YEAR .......................................         --             --               --             --
--------------------------------------------------------------------  ----------- ---------------  --------------- --------------
NET ASSETS--END OF YEAR .............................................  $ 770,719     $1,863,739       $2,187,783       $361,182
====================================================================  =========== ===============  =============== ==============



* For the period from August 1, 1997 (commencement of operations) to December 31,1997.
See Notes to Financial Statements.


                             SAI-56

SEPARATE ACCOUNT NOS. 3 (POOLED), 4 (POOLED), 10 (POOLED), 51 (POOLED) AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Notes to Financial Statements


   1. Separate Account Nos. 3 (Pooled) (the Alliance Aggressive Equity Fund), 4 (Pooled) (the Alliance Growth Equity Fund), 10 (Pooled) (the Alliance Balanced Fund), 51 (Pooled) (the Alliance Global, Conservative Investors and Growth Investors Funds) and 66 (Pooled) (the MFS Research Fund, Warburg Pincus Small Company Value Fund, T. Rowe Price Equity Income Fund, Merrill Lynch World Strategy Fund) (the Funds) of The Equitable Life Assurance Society of the United States (Equitable Life), a wholly-owned subsidiary of The Equitable Companies Incorporated, were established in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of Equitable Life. The excess of assets over reserves and other contract liabilities amounting to $1,095,138 as shown in the Statement of Assets and Liabilities in Separate Account No. 4 may be transferred to Equitable Life's general account.

   Separate Account No. 51 was established as of the opening of business on July 1, 1993 and Separate Account No. 66 was established as of the opening of business on August 1, 1997, to fund the Association Members Retirement Plan and Trusts.

   Interests of retirement and investment plans for Equitable Life employees, managers, and agents in Separate Account Nos. 3 (Pooled), 4 (Pooled) and 10 (Pooled) aggregated $124,230,736 (29.7%), $384,471,790 (14.5%) and
$26,718,437 (11.0%), respectively, at December 31, 1997 and $99,049,571
(22.3%), $288,921,270 (11.8%) and $25,996,744 (8.3%), respectively, at
December 31, 1996, of the net assets in these Funds.

   Equitable Life is the investment manager for the Funds. Alliance Capital Management L.P. (Alliance) serves as the investment adviser to Equitable Life with respect to the management of Separate Account Nos. 3, 4 and 10 (the Equitable Funds). Alliance is a publicly-traded limited partnership which is indirectly majority-owned by Equitable Life.

   Separate Account No. 51 has eleven investment funds which invest in Class IA shares of corresponding portfolios of The Hudson River Trust (HR Trust). Alliance is the investment adviser to the HR Trust. The Association Members Retirement Plan and Trusts invest in the following funds of the account:
Alliance Global, Alliance Conservative Investors and Alliance Growth Investors. Separate Account No. 66 has four investment funds which invest in Class IB shares of corresponding portfolios of EQ Advisors Trust (EQ Trust). EQ Financial Consultants, Inc. is the investment manager for each portfolio. The Association Members Retirement Plan and Trusts invest in the following funds of the account: MFS Research Fund, Warburg Pincus Small Company Value Fund, T. Rowe Price Equity Income Fund, Merrill Lynch World Strategy Fund. Class IB shares are offered at net asset values and are subject to distribution fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. EQ and HR Trusts (Trusts) are open-end, diversified investment management companies that invests separate account assets of insurance companies.

   Equitable Life, Alliance and EQ Financial Consultants seek to obtain the best price and execution of all orders placed for the portfolios of the Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Life, Alliance and EQ Financial Consultants may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Equitable Funds' portfolio transactions.


   The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and

                             SAI-57

SEPARATE ACCOUNT NOS. 3 (POOLED), 4 (POOLED), 10 (POOLED), 51 (POOLED) AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Notes to Financial Statements (Continued)

assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


   2. Security transactions are recorded on the trade date. Amortized cost of debt securities consists of cost adjusted, where applicable, for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold. Separate Account No. 51 invests in shares of HR Trust and are valued at the net asset value per share of the respective funds. Separate Account No. 66 invests in the shares of EQ and are valued at the net asset value per share of the respective funds. The net asset value is determined by the Trust using the market or fair value of the underlying assets of the Portfolios. For Separate Account Nos. 51 and 66, realized gains and losses on investments include gains and losses on redemptions of the Trust's shares (determined on the identified cost basis) and capital gain distribution from the Trust. Dividends are recorded by HR Trust at the end of each quarter and by EQ Trust in the fourth quarter on the ex-dividend date. Capital gains are distributed by the Trusts at the end of each year.


   Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statements of Operations and Changes in Net Assets.


   Futures and forward contracts are agreements to buy or sell a security for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. Separate Accounts (Accounts) may buy or sell futures contracts for the purpose of protecting their Accounts' securities against anticipated future changes in interest rates that might adversely affect the value of an Accounts' securities or the price of securities that an Account intends to purchase at a later date. During the period the futures and forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Variation margin payments for futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Accounts' basis in the contract. Should interest rates move unexpectedly, the Accounts may not achieve the anticipated benefits of the financial futures contracts and may incur a loss. The use of futures and forward transactions involves the risk of imperfect correlation in movements in the price of futures and forward contracts, interest rates and the underlying hedged assets.

   Futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Net Assets. The contract amounts of these futures and forward contracts reflect the extent of the Accounts' exposure to off-balance sheet risk. The Accounts bear the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade that acts

                             SAI-58

SEPARATE ACCOUNT NOS. 3 (POOLED), 4 (POOLED), 10 (POOLED), 51 (POOLED) AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Notes to Financial Statements (Continued)

as the counterparty of the Accounts' futures transactions. Forward contracts are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the portfolio is exposed to the risk of default by the counterparty.

   Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign security holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At December 31, 1997, Separate Account No. 10 had outstanding forward currency contracts to buy/sell foreign currencies as follows:


-------------------------------------------------------------------------------

                                  CONTRACT      COST ON       U.S. $       UNREALIZED
                                   AMOUNT     ORIGINATION     CURRENT     APPRECIATION
                                   (000'S)       DATE          VALUE     (DEPRECIATION)
-------------------------------  ---------- -------------  ------------ --------------
SEPARATE ACCOUNT NO. 10
FOREIGN CURRENCY BUY CONTRACTS:
 Deutsche Marks, settling
  01/02/98......................     2,460    $1,412,413    $1,367,426      $(44,987)
 French Franc, settling
  01/23/98......................    14,000     2,357,518     2,326,161       (31,357)
 Japaneses Yen, settling
  02/27/98-04/14/98.............   120,000       934,258       918,836       (15,422)
 Netherland Guilders, settling
  01/02/98......................     2,400     1,224,221     1,183,582       (40,639)
 Norwegian Krone, settling
  01/23/98......................     4,500       625,142       610,169       (14,973)
 Spanish Peseta, settling
  01/23/98......................   120,000       800,267       787,344       (12,923)
 Swedish Krona, settling
  01/02/98-01/23/98.............     2,989       391,221       376,753       (14,468)
FOREIGN CURRENCY SALE
CONTRACTS:
 Deutsche Marks, settling
  01/02/98......................     2,460     1,378,731     1,367,427        11,304
 French Franc, settling
  01/23/98......................    14,000     2,366,844     2,326,161        40,683
 Japanese Yen, settling
  01/06/98-04/14/98.............   613,786     5,066,700     4,699,740       366,960
 Netherland Guilders, settling
  01/02/98......................     2,400     1,193,703     1,183,582        10,121
 Norwegian Krone, settling
  01/23/98......................     4,500       626,505       610,169        16,336
 Spanish Peseta, settling
  01/23/98......................   120,000       802,944       787,343        15,601
 Swedish Krone, settling
  01/23/98......................     2,500       330,029       315,152        14,877
 ------------------------------  ---------- -------------  ------------ --------------
                                                                            $301,113
 ==============================  ========== =============  ============ ==============



   Equitable Life's internal short-term investment account, Separate Account No. 2A, was established to provide a more flexible and efficient vehicle to combine and invest temporary cash positions of certain eligible accounts


                             SAI-59

SEPARATE ACCOUNT NOS. 3 (POOLED), 4 (POOLED), 10 (POOLED), 51 (POOLED) AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Notes to Financial Statements (Continued)


(Participating Funds) under Equitable Life's management. Separate Account No. 2A invests in debt securities maturing in sixty days or less from the date of acquisition. At December 31, 1997, the amortized cost of investments held in Separate Account No. 2A consists of the following:


-------------------------------------------------------------------------------

                                                             AMORTIZED COST      %
-----------------------------------------------------------  -------------- --------
Commercial Paper, 5.70%-6.75% due 1/2/98 through 2/12/98 ...  $210,793,367     94.7%
Bankers' Acceptances, 5.65%-5.73% due 1/16/98 through
 1/26/98....................................................     9,474,385      4.3
-----------------------------------------------------------  -------------- --------
Total Investments...........................................   220,267,752     99.0
Other Assets Less Liabilities...............................     2,244,569      1.0
-----------------------------------------------------------  -------------- --------
Net Assets of Separate Account No. 2A.......................  $222,512,321    100.0%
===========================================================  ============== ========
Units Outstanding...........................................       823,297
Unit Value..................................................       $270.27
-----------------------------------------------------------  --------------


   Participating Funds purchase or redeem units depending on each participating account's excess cash availability or cash needs to meet its liabilities. Separate Account No. 2A is not subject to investment management fees. Short-term debt securities may also be purchased directly by the Equitable Funds.


   For 1997 and 1996, investment security transactions, excluding short-term debt securities, were as follows:


-------------------------------------------------------------------------------

                                        PURCHASES                         SALES
                             ------------------------------  --------------------------------
                                                   U.S.                            U.S.
                               STOCKS AND       GOVERNMENT      STOCKS AND      GOVERNMENT
                             DEBT SECURITIES   AND AGENCIES  DEBT SECURITIES   AND AGENCIES
---------------------------  --------------- --------------  ---------------  ---------------
Fund
----
Alliance Aggressive Equity:
  1997......................  $  780,418,511   $        --   $  850,626,915   $         --
  1996 .....................     450,676,363            --      434,241,789             --
Alliance Growth Equity:
  1997......................   1,569,991,103            --    1,988,739,298             --
  1996 .....................   2,439,864,229            --    2,487,456,851             --
Alliance Balanced:
  1997......................     224,848,109   215,172,356      290,379,457    228,848,176
  1996......................     337,043,222   226,791,922      416,837,259    234,990,432



   No activity is shown for Separate Account No. 51 and No. 66 since they trade exclusively in shares of corresponding portfolios of The HR Trust and EQ Trust.


   3. Investment securities for the Equitable Funds are valued as follows:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if no sale, at the latest available bid price.

   Foreign securities not traded directly, or in American Depository Receipt
(ADR) form in the United States are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted

                             SAI-60

SEPARATE ACCOUNT NOS. 3 (POOLED), 4 (POOLED), 10 (POOLED), 51 (POOLED) AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Notes to Financial Statements (Continued)


into its U.S. dollar equivalent at current exchange rates. Certain Separate Accounts enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The effect on earnings of valuing the contracts is recorded from the date the Separate Accounts enter into such contracts. Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.


   United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

   Long-term publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where Equitable Life and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

   Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

   Other assets that do not have a readily available market price, are valued at fair value as determined in good faith by Equitable Life's investment officers.


   The value of the investments of the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds in the corresponding Hudson River Trust Portfolios is calculated by multiplying the number of shares held by Separate Account No. 51 in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business on the same day as the respective unit values of the Alliance Global, Alliance Conservative Investors and Alliance Growth Investors Funds are determined.

   The value of the investments of the MFS Research Fund, Warburg Pincus Small Company Value Fund, T. Rowe Price Equity Income Fund, Merrill Lynch World Strategy Fund in the corresponding EQ Trust Portfolios is calculated by multiplying the number of shares held by Separate Account No. 66 in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business the same day as the respective unit values of the MFS Research Fund, Warburg Pincus Small Company Value Fund, T. Rowe Price Equity Income Fund, Merrill Lynch World Strategy Funds are determined.


   Separate Account No. 2A is valued daily at amortized cost, which approximates market value. Short-term debt securities purchased directly by the Equitable Funds which mature in 60 days or less are valued at amortized cost. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.


   4. Charges and fees relating to the Funds are deducted in accordance with the terms of the various contracts which participate in the Funds. With respect to the Members Retirement Plan and Trusts, these expenses consist of investment management and accounting fees, program expense charge, direct expenses and record maintenance and report fees. These charges and fees are paid to Equitable Life and are recorded as expenses in the accompanying Statements of Operations and Changes in Net Assets.


                             SAI-61

SEPARATE ACCOUNT NOS. 3 (POOLED), 4 (POOLED), 10 (POOLED), 51 (POOLED) AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Notes to Financial Statements (Continued)


    Shares held by Separate Account No. 66 in the portfolios of the MFS Research Fund, Warburg Pincus Small Company Value Fund, T. Rowe Price Equity Income Fund, Merrill Lynch World Strategy Fund are valued at their net asset value including investment management and 12b-1 fees.


   5. No Federal income tax based on net income or realized and unrealized capital gains was applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no Federal income tax payable by Equitable Life will affect such contracts. Accordingly, no provision for Federal income tax is required.

                             SAI-62

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its methods of accounting for long-duration participating life insurance contracts and long-lived assets in 1996 and for loan impairments in 1995.

Price Waterhouse LLP
New York, New York
February 10, 1998



                                    SAI-63

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1997 AND 1996

                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    19,630.9        $    18,077.0
  Mortgage loans on real estate.............................................         2,611.4              3,133.0
  Equity real estate........................................................         2,749.2              3,297.5
  Policy loans..............................................................         2,422.9              2,196.1
  Other equity investments..................................................           951.5                860.6
  Investment in and loans to affiliates.....................................           731.1                685.0
  Other invested assets.....................................................           624.7                 25.4
                                                                              -----------------    -----------------
      Total investments.....................................................        29,721.7             28,274.6
Cash and cash equivalents...................................................           300.5                538.8
Deferred policy acquisition costs...........................................         3,236.6              3,104.9
Amounts due from discontinued operations....................................           572.8                996.2
Other assets................................................................         2,685.2              2,552.2
Closed Block assets.........................................................         8,566.6              8,495.0
Separate Accounts assets....................................................        36,538.7             29,646.1
                                                                              -----------------    -----------------

Total Assets................................................................   $    81,622.1        $    73,607.8
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................   $    21,579.5        $    21,865.6
Future policy benefits and other policyholder's liabilities.................         4,553.8              4,416.6
Short-term and long-term debt...............................................         1,991.2              1,766.9
Other liabilities...........................................................         3,257.1              2,785.1
Closed Block liabilities....................................................         9,073.7              9,091.3
Separate Accounts liabilities...............................................        36,306.3             29,598.3
                                                                              -----------------    -----------------
      Total liabilities.....................................................        76,761.6             69,523.8
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 10, 12, 13, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,105.8              3,105.8
Retained earnings...........................................................         1,235.9                798.7
Net unrealized investment gains.............................................           533.6                189.9
Minimum pension liability...................................................           (17.3)               (12.9)
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         4,860.5              4,084.0
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................   $    81,622.1        $    73,607.8
                                                                              =================    =================



                 See Notes to Consolidated Financial Statements.


                                    SAI-64

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                      1997               1996               1995
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income......................................................   $      950.6       $       874.0      $       788.2
Premiums......................................................          601.5               597.6              606.8
Net investment income.........................................        2,282.8             2,203.6            2,088.2
Investment (losses) gains, net................................          (45.2)               (9.8)               5.3
Commissions, fees and other income............................        1,227.2             1,081.8              897.1
Contribution from the Closed Block............................          102.5               125.0              143.2
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        5,119.4             4,872.2            4,528.8
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,266.2             1,270.2            1,248.3
Policyholders' benefits.......................................          978.6             1,317.7            1,008.6
Other operating costs and expenses............................        2,203.9             2,075.7            1,775.8
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        4,448.7             4,663.6            4,032.7
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change.................................          670.7               208.6              496.1
Federal income taxes..........................................           91.5                 9.7              120.5
Minority interest in net income of consolidated subsidiaries..           54.8                81.7               62.8
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations before cumulative
  effect of accounting change.................................          524.4               117.2              312.8
Discontinued operations, net of Federal income taxes..........          (87.2)              (83.8)               -
Cumulative effect of accounting change, net of Federal
  income taxes................................................            -                 (23.1)               -
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $      437.2       $        10.3      $       312.8
                                                                =================  =================  =================




                 See Notes to Consolidated Financial Statements.


                                    SAI-65

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                      1997               1996               1995
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning and end of year.....        3,105.8             3,105.8            3,105.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................          798.7               788.4              475.6
Net earnings..................................................          437.2                10.3              312.8
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        1,235.9               798.7              788.4
                                                                -----------------  -----------------  -----------------

Net unrealized investment gains (losses), beginning of year...          189.9               396.5             (220.5)
Change in unrealized investment gains (losses)................          343.7              (206.6)             617.0
                                                                -----------------  -----------------  -----------------
Net unrealized investment gains, end of year..................          533.6               189.9              396.5
                                                                -----------------  -----------------  -----------------

Minimum pension liability, beginning of year..................          (12.9)              (35.1)              (2.7)
Change in minimum pension liability...........................           (4.4)               22.2              (32.4)
                                                                                                      -----------------
                                                                -----------------  -----------------
Minimum pension liability, end of year........................          (17.3)              (12.9)             (35.1)
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    4,860.5       $     4,084.0      $     4,258.1
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.



                                    SAI-66

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                      1997               1996               1995
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Net earnings..................................................   $      437.2       $        10.3      $       312.8
Adjustments  to  reconcile  net  earnings  to net  cash  provided  by  operating activities:
  Interest credited to policyholders' account balances........        1,266.2             1,270.2            1,248.3
  Universal life and investment-type product
    policy fee income.........................................         (950.6)             (874.0)            (788.2)
  Investment losses (gains)...................................           45.2                 9.8               (5.3)
  Change in Federal income tax payable........................          (74.4)             (197.1)             221.6
  Other, net..................................................          169.4               330.2               80.5
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          893.0               549.4            1,069.7
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,702.9             2,275.1            1,897.4
  Sales.......................................................       10,385.9             8,964.3            8,867.1
  Purchases...................................................      (13,205.4)          (12,559.6)         (11,675.5)
  (Increase) decrease in short-term investments...............         (555.0)              450.3              (99.3)
  Decrease in loans to discontinued operations................          420.1             1,017.0            1,226.9
  Sale of subsidiaries........................................          261.0                 -                  -
  Other, net..................................................         (612.6)             (281.0)            (413.4)
                                                                -----------------  -----------------  -----------------

Net cash used by investing activities.........................         (603.1)             (133.9)            (196.8)
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities: Policyholders' account balances:
    Deposits..................................................        1,281.7             1,925.4            2,586.5
    Withdrawals...............................................       (1,886.8)           (2,385.2)          (2,657.1)
  Net increase (decrease) in short-term financings............          419.9                 (.3)             (16.4)
  Additions to long-term debt.................................           32.0                 -                599.7
  Repayments of long-term debt................................         (196.4)             (124.8)             (40.7)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................          (83.9)                -             (1,215.4)
  Other, net..................................................          (94.7)              (66.5)             (48.4)
                                                                -----------------  -----------------  -----------------

Net cash used by financing activities.........................         (528.2)             (651.4)            (791.8)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (238.3)             (235.9)              81.1
Cash and cash equivalents, beginning of year..................          538.8               774.7              693.6
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $      300.5       $       538.8      $       774.7
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      217.1       $       109.9      $        89.6
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      170.0       $       (10.0)     $       (82.7)
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.


                                    SAI-67

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and, prior to December 31, 1996, its wholly owned life insurance subsidiary, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which continues to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance") and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA-UAP ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.7% at December 31, 1997 (54.3% if all securities convertible into, and options on, common stock were to be converted or exercised).

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiary (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance, an investment advisory subsidiary, and, through June 10, 1997, Equitable Real Estate Investment Management, Inc. ("EREIM"), a real estate investment management subsidiary which was sold (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets and liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 6). Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements exclude the Closed Block related amounts.

        All significant intercompany transactions and balances have been eliminated in consolidation other than intercompany transactions and balances with the Closed Block and the discontinued operations (see Note
        7).

        The years "1997," "1996" and "1995" refer to the years ended December 31, 1997, 1996 and 1995, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1997 presentation.



                                    SAI-68

        Closed Block

        As of July 22, 1992, Equitable Life established the Closed Block for the benefit of certain classes of individual participating policies for which Equitable Life had a dividend scale payable in 1991 and which were in force on that date. Assets were allocated to the Closed Block in an amount which, together with anticipated revenues from policies included in the Closed Block, was reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        Discontinued operations consist of the business of the former Guaranteed Interest Contract ("GIC") segment which includes the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and the GIC lines of business. An allowance was established for the premium deficiency reserve for Wind-Up Annuities and estimated future losses of the GIC line of business. Management reviews the adequacy of the allowance each quarter and, during the 1997 and 1996 fourth quarter reviews, the allowance for future losses was increased. Management believes the allowance for future losses at December 31, 1997 is adequate to provide for all future losses; however, the determination of the allowance continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 7).

        Accounting Changes

        In 1996, the Company changed its method of accounting for long-duration participating life insurance contracts, primarily within the Closed Block, in accordance with the provisions prescribed by SFAS No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts". (See "Deferred Policy Acquisition Costs," "Policyholders' Account Balances and Future Policy Benefits" and Note 6.)

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," as of January 1, 1996. SFAS No. 121 requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains


                                    SAI-69

        (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to The Equitable's cost of funds. The adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held for production of income. Real estate which management has committed to disposing of by sale or abandonment is classified as real estate held for sale. Valuation allowances on real estate held for sale continue to be computed using the lower of depreciated cost or estimated fair value, net of disposition costs. Implementation of the SFAS No. 121 impairment requirements relative to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities vacated in 1996.

        In the first quarter of 1995, the Company adopted SFAS No. 114, "Accounting by Creditors for Impairment of a Loan". Impaired loans within SFAS No. 114's scope are to be measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The adoption of this statement did not have a material effect on the level of the allowances for possible losses or on the Company's consolidated statements of earnings and shareholder's equity.

        New Accounting Pronouncements

        In January 1998, the Financial Accounting Standards Board ("FASB") issued SFAS No. 132, "Employers' Disclosures about Pension and Other Postretirement Benefits," which revises current note disclosure requirements for employers' pension and other retiree benefits. SFAS No. 132 is effective for fiscal years beginning after December 15, 1997. The Company will adopt the provisions of SFAS No. 132 in the 1998 consolidated financial statements.

        In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for assessments related to insurance activities and requirements for disclosure of certain information. SOP 97-3 is effective for financial statements issued for periods beginning after December 31, 1998. Restatement of previously issued financial statements is not required. SOP 97-3 is not expected to have a material impact on the Company's consolidated financial statements.

        In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for the way public business enterprises report information about operating segments in annual and interim financial statements issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. Generally, financial information will be required to be reported on the basis used by management for evaluating segment performance and for deciding how to allocate resources to segments. This statement is effective for fiscal years beginning after December 15, 1997 and need not be applied to interim reporting in the initial year of adoption. Restatement of comparative information for earlier periods is required. Management is currently reviewing its definition of business segments in light of the requirements of SFAS No. 131.

        In June 1997, the FASB issued SFAS No. 130, "Reporting Comprehensive Income". SFAS No. 130 establishes standards for reporting and displaying comprehensive income and its components in a full set of general purpose financial statements. SFAS No. 130 requires an enterprise to classify items of other



                                    SAI-70
        comprehensive income by their nature in a financial statement and display the accumulated balance of other comprehensive income separately from retained earnings and additional paid-in capital in the equity section of a statement of financial position. This statement is effective for fiscal years beginning after December 15, 1997. Reclassification of financial statements for earlier periods provided for  comparative  purposes  is  required.  The  Company  will  adopt the
        provisions  of  SFAS  No.  130  in  its  1998   consolidated   financial
        statements.

        In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". SFAS No. 125 specifies the accounting and reporting requirements for transfers of financial assets, the recognition and measurement of servicing assets and liabilities and extinguishments of liabilities. SFAS No. 125 is effective for transactions occurring after December 31, 1996 and is to be applied prospectively. In December 1996, the FASB issued SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125," which defers for one year the effective date of provisions relating to secured borrowings and collateral and transfers of financial assets that are part of repurchase agreements, dollar-roll, securities lending and similar transactions. Implementation of SFAS No. 125 did not have nor is SFAS No. 127 expected to have a material impact on the Company's consolidated financial statements.

        Valuation of Investments

        Fixed maturities identified as available for sale are reported at estimated fair value. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Valuation allowances are netted against the asset categories to which they apply.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.



                                    SAI-71

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains, Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized   investment   gains   (losses)  are   determined  by  specific
        identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains or losses.

        Unrealized investment gains and losses on fixed maturities available for sale and equity securities held by the Company are accounted for as a separate component of shareholder's equity, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.



                                    SAI-72

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 15 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1997, the expected investment yield, excluding policy loans, generally ranged from 7.53% grading to 7.92% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, include a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for



                                    SAI-73
        that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996, a loss recognition study of participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, such as expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During  the  fourth  quarter  of  1996,  the  Company  completed  a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million related to DI products issued prior to July 1993. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $886.7 million and $869.4 million at December 31, 1997 and 1996, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding reserve strengthening in 1996) are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Incurred benefits related to current year..........  $       190.2       $      189.0       $      176.0
        Incurred benefits related to prior years...........            2.1               69.1               67.8
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       192.3       $      258.1       $      243.8
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        28.8       $       32.6       $       37.0
        Benefits paid related to prior years...............          146.2              153.3              137.8
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       175.0       $      185.9       $      174.8
                                                            =================   ================   =================




                                    SAI-74

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by
        Equitable   Life's  board  of  directors.   The   aggregate   amount  of
        policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 1997, participating policies, including those in the Closed Block, represent approximately 21.2% ($50.2 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account, therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1997, 1996 and 1995, investment results of such Separate Accounts were $3,411.1 million, $2,970.6 million and $1,963.2 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Employee Stock Option Plan

        The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the



                                    SAI-75
        exercise price. See Note 21 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        Gross               Gross
                                                   Amortized          Unrealized         Unrealized          Estimated
                                                      Cost              Gains              Losses            Fair Value
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (In Millions)
        December 31, 1997
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,230.3      $       785.0       $       74.5       $    14,940.8
            Mortgage-backed....................        1,702.8               23.5                1.3             1,725.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,583.2               83.9                 .6             1,666.5
            States and political subdivisions..          673.0                6.8                 .1               679.7
            Foreign governments................          442.4               44.8                2.0               485.2
            Redeemable preferred stock.........          128.0                6.7                1.0               133.7
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,759.7      $       950.7       $       79.5       $    19,630.9
                                                =================  =================   ================   =================
        Equity Securities:
          Common stock.........................  $       408.4      $        48.7       $       15.0       $       442.1
                                                =================  =================   ================   =================
        December 31, 1996
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    13,645.2      $       451.5       $      121.0       $    13,975.7
            Mortgage-backed....................        2,015.9               11.2               20.3             2,006.8
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,539.4               39.2               19.3             1,559.3
            States and political subdivisions..           77.0                4.5                -                  81.5
            Foreign governments................          302.6               18.0                2.2               318.4
            Redeemable preferred stock.........          139.1                3.3                7.1               135.3
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    17,719.2      $       527.7       $      169.9       $    18,077.0
                                                =================  =================   ================   =================
        Equity Securities:
          Common stock.........................  $       362.0      $        49.3       $       17.7       $       393.6
                                                =================  =================   ================   =================


                                    SAI-76

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1997 and 1996, securities without a readily ascertainable market value having an amortized cost of $3,759.2 million and $3,915.7 million, respectively, had estimated fair values of $3,903.9 million and $4,024.6 million, respectively.

        The contractual maturity of bonds at December 31, 1997 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Due in one year or less................................................  $      149.9       $      151.3
        Due in years two through five..........................................       2,962.8            3,025.2
        Due in years six through ten...........................................       6,863.9            7,093.0
        Due after ten years....................................................       6,952.3            7,502.7
        Mortgage-backed securities.............................................       1,702.8            1,725.0
                                                                                ----------------   -----------------
        Total..................................................................  $   18,631.7       $   19,497.2
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring the total investments in any single issuer or total investment in a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1997, approximately 17.85% of the $18,610.6 million aggregate amortized cost of bonds held by the Insurance Group were considered to be other than investment grade.

        In addition to its holdings of corporate high yield securities, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        Fixed maturity investments with restructured or modified terms are not material.


                                    SAI-77

        Investment valuation allowances and changes thereto are shown below:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balances, beginning of year........................  $       137.1       $      325.3       $      284.9
        SFAS No. 121 release...............................            -               (152.4)               -
        Additions charged to income........................          334.6              125.0              136.0
        Deductions for writedowns and
          asset dispositions...............................          (87.2)            (160.8)             (95.6)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       384.5       $      137.1       $      325.3
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        55.8       $       50.4       $       65.5
          Equity real estate...............................          328.7               86.7              259.8
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       384.5       $      137.1       $      325.3
                                                            =================   ================   =================

        At December 31, 1997, the carrying values of investments held for the production of income which were non-income producing for the twelve months preceding the consolidated balance sheet date were $12.6 million of fixed maturities and $.9 million of mortgage loans on real estate.

        At December 31, 1997 and 1996, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $23.4 million (0.9% of total mortgage loans on real estate) and $12.4 million (0.4% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $183.4 million and $388.3 million at December 31, 1997 and 1996, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $17.2 million, $35.5 million and $52.1 million in 1997, 1996 and 1995, respectively. Gross interest income on these loans included in net investment income aggregated $12.7 million, $28.2 million and $37.4 million in 1997, 1996 and 1995, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   1997                 1996
                                                                            -------------------  -------------------
                                                                                         (In Millions)
        Impaired mortgage loans with provision for losses..................  $        196.7       $        340.0
        Impaired mortgage loans without provision for losses...............             3.6                122.3
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           200.3                462.3
        Provision for losses...............................................           (51.8)               (46.4)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        148.5       $        415.9
                                                                            ===================  ===================


                                    SAI-78

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1997, 1996 and 1995, respectively, the Company's average recorded investment in impaired mortgage loans was $246.9 million, $552.1 million and $429.0 million. Interest income recognized on these impaired mortgage loans totaled $15.2 million, $38.8 million and $27.9 million ($2.3 million, $17.9 million and $13.4 million recognized on a cash basis) for 1997, 1996 and 1995, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1997 and 1996, the carrying value of equity real estate held for sale amounted to $1,023.5 million and $345.6 million, respectively. For 1997, 1996 and 1995, respectively, real estate of $152.0 million, $58.7 million and $35.3 million was acquired in satisfaction of debt. At December 31, 1997 and 1996, the Company owned $693.3 million and $771.7 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $541.1 million and $587.5 million at December 31, 1997 and 1996, respectively. Depreciation expense on real estate totaled $74.9 million, $91.8 million and $121.7 million for 1997, 1996 and 1995, respectively.

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for real estate joint ventures (29 and 34 individual ventures as of December 31, 1997 and 1996, respectively) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater is as follows:


                                    SAI-79


                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $    1,700.9       $    1,883.7
        Investments in securities, generally at estimated fair value...........       1,374.8            2,430.6
        Cash and cash equivalents..............................................         105.4               98.0
        Other assets...........................................................         584.9              427.0
                                                                                ----------------   -----------------
        Total Assets...........................................................  $    3,766.0       $    4,839.3
                                                                                ================   =================

        Borrowed funds - third party...........................................  $      493.4       $    1,574.3
        Borrowed funds - the Company...........................................          31.2              137.9
        Other liabilities......................................................         284.0              415.8
                                                                                ----------------   -----------------
        Total liabilities......................................................         808.6            2,128.0
                                                                                ----------------   -----------------

        Partners' capital......................................................       2,957.4            2,711.3
                                                                                ----------------   -----------------

        Total Liabilities and Partners' Capital................................  $    3,766.0       $    4,839.3
                                                                                ================   =================

        Equity in partners' capital included above.............................  $      568.5       $      806.8
        Equity in limited partnership interests not included above.............         331.8              201.8
        Other..................................................................           4.3                9.8
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $      904.6       $    1,018.4
                                                                                ================   =================

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       310.5       $      348.9       $      463.5
        Revenues of other limited partnership interests....          506.3              386.1              242.3
        Interest expense - third party.....................          (91.8)            (111.0)            (135.3)
        Interest expense - the Company.....................           (7.2)             (30.0)             (41.0)
        Other expenses.....................................         (263.6)            (282.5)            (397.7)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       454.2       $      311.5       $      131.8
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        76.7       $       73.9       $       49.1
        Equity in net earnings of limited partnerships
          interests not included above.....................           69.5               35.8               44.8
        Other..............................................            (.9)                .9                1.0
                                                                                                   -----------------
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       145.3       $      110.6       $       94.9
                                                            =================   ================   =================

                                    SAI-80

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $     1,459.4       $    1,307.4       $    1,151.1
        Mortgage loans on real estate......................          260.8              303.0              329.0
        Equity real estate.................................          390.4              442.4              560.4
        Other equity investments...........................          156.9              122.0               76.9
        Policy loans.......................................          177.0              160.3              144.4
        Other investment income............................          181.7              217.4              273.0
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,626.2            2,552.5            2,534.8
                                                            -----------------   ----------------   -----------------

          Investment expenses..............................          343.4              348.9              446.6
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,282.8       $    2,203.6       $    2,088.2
                                                            =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $        88.1       $       60.5       $      119.9
        Mortgage loans on real estate......................          (11.2)             (27.3)             (40.2)
        Equity real estate.................................         (391.3)             (79.7)             (86.6)
        Other equity investments...........................           14.1               18.9               12.8
        Sale of subsidiaries...............................          252.1                -                  -
        Issuance and sales of Alliance Units...............            -                 20.6                -
        Other..............................................            3.0               (2.8)               (.6)
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $       (45.2)      $       (9.8)      $        5.3
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $11.7 million, $29.9 million and $46.7 million for 1997, 1996 and 1995, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $136.4 million and $23.7 million for 1997 and 1996, respectively. In the fourth quarter of 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally in the fourth quarter, $132.3 million of writedowns on real estate held for production of income were recorded.

        For 1997, 1996 and 1995, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $9,789.7 million, $8,353.5 million and $8,206.0 million. Gross gains of $166.0 million, $154.2 million and $211.4 million and gross losses of $108.8 million, $92.7 million and $64.2 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed


                                    SAI-81
        maturities classified as available for sale for 1997, 1996 and 1995 amounted to $513.4 million, $(258.0) million and $1,077.2 million, respectively.

        For 1997, 1996 and 1995, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $137.5 million, $136.7 million and $131.2 million, respectively.

        On June 10, 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), a publicly traded, international property and financial services company based in Sydney, Australia. The total purchase price was $400.0 million and consisted of $300.0 million in cash and a $100.0 million note maturing in eight years and bearing interest at the rate of 7.4%, subject to certain adjustments. Equitable Life recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million as a result of this transaction. Equitable Life entered into long-term advisory agreements whereby ERE will continue to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale.

        Through June 10, 1997 and the years ended December 31, 1996 and 1995, respectively, the businesses sold reported combined revenues of $91.6 million, $226.1 million and $245.6 million and combined net earnings of $10.7 million, $30.7 million and $27.9 million. Total combined assets and liabilities as reported at December 31, 1996 were $171.8 million and $130.1 million, respectively.

        In 1996, Alliance acquired the business of Cursitor-Eaton Asset Management Company and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash, 1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and substantial additional consideration to be determined at a later date. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's acquisition of Cursitor by $120.9 million. This charge reflected Alliance's view that Cursitor's continuing decline in assets under management and its reduced profitability, resulting from relative investment underperformance, no longer supported the carrying value of its investment. As a result, the Company's earnings from continuing operations before cumulative effect of accounting change for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years. At December 31, 1997, the Company's ownership of Alliance Units was approximately 56.9%.


                                    SAI-82

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of equity and the changes for the corresponding years, are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance, beginning of year.........................  $       189.9       $      396.5       $     (220.5)
        Changes in unrealized investment gains (losses)....          543.3             (297.6)           1,198.9
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........           53.2                -                (78.1)
            DAC............................................          (89.0)              42.3             (216.8)
            Deferred Federal income taxes..................         (163.8)              48.7             (287.0)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       533.6       $      189.9       $      396.5
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains on:
            Fixed maturities...............................  $       871.2       $      357.8       $      615.9
            Other equity investments.......................           33.7               31.6               31.1
            Other, principally Closed Block................           80.9               53.1               93.1
                                                            -----------------   ----------------   -----------------
              Total........................................          985.8              442.5              740.1
          Amounts of unrealized investment gains
            attributable to:
              Participating group annuity contracts........          (19.0)             (72.2)             (72.2)
              DAC..........................................         (141.0)             (52.0)             (94.3)
              Deferred Federal income taxes................         (292.2)            (128.4)            (177.1)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       533.6       $      189.9       $      396.5
                                                            =================   ================   =================


                                    SAI-83

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,059.4 and $3,820.7)...........................................  $    4,231.0         $    3,889.5
        Mortgage loans on real estate........................................       1,341.6              1,380.7
        Policy loans.........................................................       1,700.2              1,765.9
        Cash and other invested assets.......................................         282.7                336.1
        DAC..................................................................         775.2                876.5
        Other assets.........................................................         235.9                246.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,566.6         $    8,495.0
                                                                              =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances...........  $    8,993.2         $    8,999.7
        Other liabilities....................................................          80.5                 91.6
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,073.7         $    9,091.3
                                                                              =================    =================

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Premiums and other revenue.........................  $       687.1       $      724.8       $      753.4
        Investment income (net of investment
          expenses of $27.0, $27.3 and $26.7)..............          574.9              546.6              538.9
        Investment losses, net.............................          (42.4)              (5.5)             (20.2)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,219.6            1,265.9            1,272.1
                                                            -----------------   ----------------   -----------------

        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,066.7            1,106.3            1,077.6
        Other operating costs and expenses.................           50.4               34.6               51.3
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,117.1            1,140.9            1,128.9
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $       102.5       $      125.0       $      143.2
                                                            =================   ================   =================

        At December 31, 1997 and 1996, problem mortgage loans on real estate had an amortized cost of $8.1 million and $4.3 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $70.5 million and $114.2 million, respectively. At December 31, 1996, the restructured mortgage loans on real estate amount included $.7 million of problem mortgage loans on real estate.

                                    SAI-84

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $       109.1      $       128.1
        Impaired mortgage loans without provision for losses...................             .6                 .6
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................          109.7              128.7
        Provision for losses...................................................          (17.4)             (12.9)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        92.3      $       115.8
                                                                                ================   =================

        During 1997, 1996 and 1995, the Closed Block's average recorded investment in impaired mortgage loans was $110.2 million, $153.8 million and $146.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $9.4 million, $10.9 million and $5.9 million ($4.1 million, $4.7 million and $1.3 million recognized on a cash basis) for 1997, 1996 and 1995, respectively.

        Valuation allowances amounted to $18.5 million and $13.8 million on mortgage loans on real estate and $16.8 million and $3.7 million on equity real estate at December 31, 1997 and 1996, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held for production of income. Writedowns of fixed maturities amounted to $3.5 million, $12.8 million and $16.8 million for 1997, 1996 and 1995, respectively and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $28.8 million for 1997.

        In the fourth quarter of 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Additionally, in the fourth quarter, $28.8 million of writedowns on real estate held for production of income were recorded.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.


                                    SAI-85

 7)     DISCONTINUED OPERATIONS

        Summarized financial information for discontinued operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        Assets
        Mortgage loans on real estate........................................  $      655.5         $    1,111.1
        Equity real estate...................................................         655.6                925.6
        Other equity investments.............................................         209.3                300.5
        Short-term investments...............................................         102.0                 63.2
        Other invested assets................................................          41.9                 50.9
                                                                              -----------------    -----------------
          Total investments..................................................       1,664.3              2,451.3
        Cash and cash equivalents............................................         106.8                 42.6
        Other assets.........................................................         253.9                242.9
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    2,025.0         $    2,736.8
                                                                              =================    =================

        Liabilities
        Policyholders' liabilities...........................................  $    1,048.3         $    1,335.9
        Allowance for future losses..........................................         259.2                262.0
        Amounts due to continuing operations.................................         572.8                996.2
        Other liabilities....................................................         144.7                142.7
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    2,025.0         $    2,736.8
                                                                              =================    =================


                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Investment income (net of investment
          expenses of $97.3, $127.5 and $153.1)............  $       188.6       $      245.4       $      323.6
        Investment losses, net.............................         (173.7)             (18.9)             (22.9)
        Policy fees, premiums and other income.............             .2                 .2                 .7
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           15.1              226.7              301.4

        Benefits and other deductions......................          169.5              250.4              326.5
        Losses charged to allowance for future losses......         (154.4)             (23.7)             (25.1)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax loss from strengthening of the
          allowance for future losses......................         (134.1)            (129.0)               -
        Federal income tax benefit.........................           46.9               45.2                -
                                                            -----------------   ----------------   -----------------
        Loss from Discontinued Operations..................  $       (87.2)      $      (83.8)      $        -
                                                            =================   ================   =================

                                    SAI-86

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses, and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in the need to strengthen the allowance in 1997 and 1996, respectively.

        In the fourth quarter of 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Additionally, in the fourth quarter, $92.5 million of writedown on real estate held for production of income were recognized.

        Benefits and other deductions includes $53.3 million, $114.3 million and $154.6 million of interest expense related to amounts borrowed from continuing operations in 1997, 1996 and 1995, respectively.

        Valuation allowances amounted to $28.4 million and $9.0 million on mortgage loans on real estate and $88.4 million and $20.4 million on equity real estate at December 31, 1997 and 1996, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held for production of income. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $95.7 million and $12.3 million for 1997 and 1996, respectively.

        At December 31, 1997 and 1996, problem mortgage loans on real estate had amortized costs of $11.0 million and $7.9 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $109.4 million and $208.1 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Impaired mortgage loans with provision for losses......................  $       101.8      $        83.5
        Impaired mortgage loans without provision for losses...................             .2               15.0
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................          102.0               98.5
        Provision for losses...................................................          (27.3)              (8.8)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        74.7      $        89.7
                                                                                ================   =================

        During 1997, 1996 and 1995, the discontinued operations' average recorded investment in impaired mortgage loans was $89.2 million, $134.8 million and $177.4 million, respectively. Interest income recognized on these impaired mortgage loans totaled $6.6 million, $10.1 million and $4.5 million ($5.3 million, $7.5 million and $.4 million recognized on a cash basis) for 1997, 1996 and 1995, respectively.

        At December 31, 1997 and 1996, discontinued operations had carrying values of $156.2 million and $263.0 million, respectively, of real estate acquired in satisfaction of debt.


                                    SAI-87

8)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Short-term debt......................................................  $      422.2         $      174.1
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.......................         399.4                399.4
          7.70% surplus notes scheduled to mature 2015.......................         199.7                199.6
          Other..............................................................            .3                   .5
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.4                599.5
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.87% - 12.00% due through 2006....................         951.1                968.6
                                                                              -----------------    -----------------
        Alliance:
          Other..............................................................          18.5                 24.7
                                                                              -----------------    -----------------
        Total long-term debt.................................................       1,569.0              1,592.8
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,991.2         $    1,766.9
                                                                              =================    =================

        Short-term Debt

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in June 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1997 range from 5.88% to 8.50%. There were no borrowings outstanding under this bank credit facility at December 31, 1997.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million bank credit facility. At December 31, 1997, $50.0 million was outstanding under this program.

        During 1996, Alliance entered into a $250.0 million five-year revolving credit facility with a group of banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. A facility fee is payable on the total facility. The revolving credit facility will be used to provide back-up liquidity for Alliance's $250.0 million commercial paper program, to fund commission payments to financial intermediaries for the sale of Class B and C shares under Alliance's mutual fund distribution system, and for general working capital purposes. At December 31, 1997, Alliance had $72.0 million in commercial paper outstanding and there were no borrowings under the revolving credit facility.



                                    SAI-88

        Long-term Debt

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        On December 18, 1995, Equitable Life issued, in accordance with Section 1307 of the New York Insurance Law, $400.0 million of surplus notes having an interest rate of 6.95% scheduled to mature in 2005 and $200.0 million of surplus notes having an interest rate of 7.70% scheduled to mature in 2015 (together, the "Surplus Notes"). Proceeds from the issuance of the Surplus Notes were $596.6 million, net of related issuance costs. Payments of interest on, or principal of, the Surplus Notes are subject to prior approval by the Superintendent.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $1,164.0 million and $1,406.4 million at December 31, 1997 and 1996, respectively, as collateral for certain long-term debt.

        At December 31, 1997, aggregate maturities of the long-term debt based on required principal payments at maturity for 1998 and the succeeding four years are $565.8 million, $201.4 million, $8.6 million, $1.7 million and $1.8 million, respectively, and $790.6 million thereafter.

 9)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings is shown below:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Federal income tax expense (benefit):
          Current..........................................  $       186.5       $       97.9       $      (11.7)
          Deferred.........................................          (95.0)             (88.2)             132.2
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        91.5       $        9.7       $      120.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Expected Federal income tax expense................  $       234.7       $       73.0       $      173.7
        Non-taxable minority interest......................          (38.0)             (28.6)             (22.0)
        Adjustment of tax audit reserves...................          (81.7)               6.9                4.1
        Equity in unconsolidated subsidiaries..............          (45.1)             (32.3)             (19.4)
        Other..............................................           21.6               (9.3)             (15.9)
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $        91.5       $        9.7       $      120.5
                                                            =================   ================   =================



                                    SAI-89

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 1997                  December 31, 1996
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Compensation and related benefits......  $     257.9      $        -        $      259.2      $       -
        Other..................................         30.7               -                 -                1.8
        DAC, reserves and reinsurance..........          -               222.8               -              166.0
        Investments............................          -               405.7               -              328.6
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     288.6      $      628.5      $      259.2      $     496.4
                                                ===============  ================  ===============   ===============

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        DAC, reserves and reinsurance......................  $        46.2       $     (156.2)      $       63.3
        Investments........................................         (113.8)              78.6               13.0
        Compensation and related benefits..................            3.7               22.3               30.8
        Other..............................................          (31.1)             (32.9)              25.1
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          (Benefit) Expense................................  $       (95.0)      $      (88.2)      $      132.2
                                                            =================   ================   =================

        The Internal Revenue Service (the "IRS") is in the process of examining the Company's consolidated Federal income tax returns for the years 1989 through 1991. Management believes these audits will have no material adverse effect on the Company's results of operations.



                                    SAI-90

10)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Direct premiums....................................  $       448.6       $      461.4       $      474.2
        Reinsurance assumed................................          198.3              177.5              171.3
        Reinsurance ceded..................................          (45.4)             (41.3)             (38.7)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       601.5       $      597.6       $      606.8
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        61.0       $       48.2       $       44.0
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        70.6       $       54.1       $       48.9
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        36.4       $       32.3       $       28.5
                                                            =================   ================   =================

        Effective January 1, 1994, all in force business above $5.0 million was reinsured. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $1.6 million, $2.4 million and $260.6 million for 1997, 1996 and 1995, respectively. Ceded death and disability benefits totaled $4.3 million, $21.2 million and $188.1 million for 1997, 1996 and 1995, respectively. Insurance liabilities ceded totaled $593.8 million and $652.4 million at December 31, 1997 and 1996, respectively.



                                    SAI-91

11)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Service cost.......................................  $        32.5       $       33.8       $       30.0
        Interest cost on projected benefit obligations.....          128.2              120.8              122.0
        Actual return on assets............................         (307.6)            (181.4)            (309.2)
        Net amortization and deferrals.....................          166.6               43.4              155.6
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        19.7       $       16.6       $       (1.6)
                                                            =================   ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Actuarial present value of obligations:
          Vested...............................................................  $    1,702.6       $    1,672.2
          Non-vested...........................................................           3.9               10.1
                                                                                ----------------   -----------------
        Accumulated Benefit Obligation.........................................  $    1,706.5       $    1,682.3
                                                                                ================   =================

        Plan assets at fair value..............................................  $    1,867.4       $    1,626.0
        Projected benefit obligations..........................................       1,801.3            1,765.5
                                                                                ----------------   -----------------
        Projected benefit obligations (in excess of) or less than plan assets..          66.1             (139.5)
        Unrecognized prior service cost........................................          (9.9)             (17.9)
        Unrecognized net loss from past experience different
          from that assumed....................................................          95.0              280.0
        Unrecognized net asset at transition...................................           3.1                4.7
        Additional minimum liability...........................................           -                (19.3)
                                                                                ----------------   -----------------
        Prepaid  Pension Cost..................................................  $      154.3       $      108.0
                                                                                ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.25% and 4.07%, respectively, at December 31, 1997 and 7.5% and 4.25%, respectively, at December 31, 1996. As of January 1, 1997 and 1996, the expected long-term rate of return on assets for the retirement plan was 10.25%.



                                    SAI-92

        The Company recorded, as a reduction of shareholders' equity, an additional minimum pension liability of $17.3 million and $12.9 million, net of Federal income taxes, at December 31, 1997 and 1996, respectively, primarily representing the excess of the accumulated benefit obligation of the qualified pension plan over the accrued liability.

        The  pension  plan's  assets  include   corporate  and  government  debt
        securities, equity securities, equity real estate and shares of group trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $33.2 million, $34.7 million and $36.4 million for 1997, 1996 and 1995, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1997, 1996 and 1995, the Company made estimated postretirement benefits payments of $18.7 million, $18.9 million and $31.1 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $         4.5       $        5.3       $        4.0
        Interest cost on accumulated postretirement
          benefits obligation..............................           34.7               34.6               34.7
        Net amortization and deferrals.....................            1.9                2.4               (2.3)
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        41.1       $       42.3       $       36.4
                                                            =================   ================   =================

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Accumulated postretirement benefits obligation:
          Retirees.............................................................  $      388.5       $      381.8
          Fully eligible active plan participants..............................          45.7               50.7
          Other active plan participants.......................................          56.6               60.7
                                                                                ----------------   -----------------
                                                                                        490.8              493.2
        Unrecognized prior service cost........................................          40.3               50.5
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions....................        (140.6)            (150.5)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $      390.5       $      393.2
                                                                                ================   =================


                                    SAI-93

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and costs to the Company of providing these medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 8.75% in 1997, gradually declining to 2.75% in the year 2009 and in 1996 was 9.5%, gradually declining to 3.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.25% and 7.50% at December 31, 1997 and 1996, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1997 would be increased 7%. The effect of this change on the sum of the service cost and interest cost would be an increase of 8%.

12)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1997 and 1996, respectively, was $1,353.4 million and $649.9 million. The average unexpired terms at December 31, 1997 ranged from 1.5 to 3.8 years. At December 31, 1997, the cost of terminating outstanding matched swaps in a loss position was $10.9 million and the unrealized gain on outstanding matched swaps in a gain position was $38.9 million. The Company has no intention of terminating these contracts prior to maturity. During 1996 and 1995, net gains of $.2 million and $1.4 million, respectively, were recorded in connection with interest rate swap activity. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1997 of contracts purchased and sold were $7,250.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $48.5 million and is being amortized ratably over the contract periods ranging from 1 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's activities related to derivatives are, by their nature trading activities which are primarily for the purpose of customer accommodations. DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments involving futures, forwards and options. DLJ's derivative activities consist of writing over-the-counter ("OTC") options to accommodate its customer needs, trading in forward contracts in U.S. government and agency issued or guaranteed securities and in futures contracts on equity-based indices, interest rate instruments and currencies and issuing structured products based on emerging market financial instruments and indices. DLJ's involvement in swap contracts and commodity derivative instruments is not significant.




                                    SAI-94

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1997 and 1996.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt is determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.




                                    SAI-95

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6 and 7:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              1997                               1996
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Consolidated Financial Instruments:
        Mortgage loans on real estate..........  $    2,611.4     $     2,822.8     $     3,133.0     $    3,394.6
        Other limited partnership interests....         509.4             509.4             467.0            467.0
        Policy loans...........................       2,422.9           2,493.9           2,196.1          2,221.6
        Policyholders' account balances -
          investment contracts.................      12,611.0          12,714.0          12,908.7         12,992.2
        Long-term debt.........................       1,569.0           1,531.5           1,592.8          1,557.7

        Closed Block Financial Instruments:
        Mortgage loans on real estate..........       1,341.6           1,420.7           1,380.7          1,425.6
        Other equity investments...............          86.3              86.3             105.0            105.0
        Policy loans...........................       1,700.2           1,784.2           1,765.9          1,798.0
        SCNILC liability.......................          27.6              30.3              30.6             34.9

        Discontinued Operations Financial
        Instruments:
        Mortgage loans on real estate..........         655.5             779.9           1,111.1          1,220.3
        Fixed maturities.......................          38.7              38.7              42.5             42.5
        Other equity investments...............         209.3             209.3             300.5            300.5
        Guaranteed interest contracts..........          37.0              34.0             290.7            300.5
        Long-term debt.........................         102.0             102.1             102.1            102.2

13)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $202.6 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $362.1 million at December 31, 1997, under existing loan or loan commitment agreements.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        The Insurance Group had $47.4 million of letters of credit outstanding at December 31, 1997.




                                    SAI-96

14)     LITIGATION

        Equitable Life recently agreed to settle, subject to court approval, previously disclosed cases brought by persons insured under Lifetime Guaranteed Renewable Major Medical Insurance Policies issued by Equitable Life (the "Policies") in New York (Golomb et al. v. The Equitable Life Assurance Society of the United States), Pennsylvania (Malvin et al. v. The Equitable Life Assurance Society of the United States), Texas (Bowler et al. v. The Equitable Life Assurance Society of the United States), Florida (Bachman v. The Equitable Life Assurance Society of the United States) and California (Fletcher v. The Equitable Life Assurance Society of the United States). Plaintiffs in these cases claimed that Equitable Life's method for determining premium increases breached the terms of certain forms of the Policies and was misrepresented. Plaintiffs in Bowler and Fletcher also claimed that Equitable Life misrepresented to policyholders in Texas and California, respectively, that premium increases had been approved by insurance departments in those states and determined annual rate increases in a manner that discriminated against policyholders in those states in violation of the terms of the Policies, representations to policyholders and/or state law. The New York trial court dismissed the Golomb action with prejudice and plaintiffs appealed. In Bowler and Fletcher,
        Equitable Life denied the material allegations of the complaints and filed motions for summary judgment which have been fully briefed. The Malvin action was stayed indefinitely pending the outcome of proceedings in Golomb and in Fletcher the magistrate concluded that the case should be remanded to California state court and Equitable Life appealed that determination to the district judge. On December 23, 1997, Equitable Life entered into a settlement agreement, subject to court approval, which would result in the dismissal with prejudice of each of the five pending actions and the resolution of all similar claims on a nationwide basis.

        The settlement agreement provides for the creation of a nationwide class consisting of all persons holding, and paying premiums on, the Policies at any time since January 1, 1988. An amended complaint will be filed in the federal district court in Tampa, Florida (where the Florida action is pending), that would assert claims of the kind previously made in the cases described above on a nationwide basis, on behalf of policyholders in the nationwide class, which consists of approximately 127,000 former and current policyholders. If the settlement is approved, Equitable Life would pay $14,166,000 in exchange for release of all claims for past damages on claims of the type described in the five pending actions and the amended complaint. Costs of administering the settlement and any attorneys' fees awarded by the court to plaintiffs' counsel would be deducted from this fund before distribution of the balance to the class. In addition to this payment, Equitable Life will provide future relief to current holders of certain forms of the Policies in the form of an agreement to be embodied in the court's judgment, restricting the premium increases Equitable Life can seek on these Policies in the future. The parties estimate the present value of these restrictions at $23,333,000, before deduction of any attorneys' fees that may be awarded by the court. The estimate is based on assumptions about future events that cannot be predicted with certainty and accordingly the actual value of the future relief may differ. The parties to the settlement shortly will be asking the court to approve preliminarily the settlement and settlement class and to permit distribution of notice of the settlement to policyholders, establish procedures for objections, an opportunity to opt out of the settlements as it affects past damages, and a court hearing on whether the settlement should be finally approved. Equitable Life cannot predict whether the settlement will be approved or, if it is not approved, the outcome of the pending litigations. As noted, proceedings in Malvin were stayed indefinitely; proceedings in the other actions have been stayed or deferred to accommodate the settlement approval process.

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of




                                    SAI-97
        substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and The Equitable of Colorado, Inc. ("EOC"), like other life and health insurers, from time to time are involved in such litigation. Among litigations pending against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following seven paragraphs.

        An action was instituted on April 6, 1995 against Equitable Life and its wholly owned subsidiary, EOC, in New York state court, entitled Sidney
        C. Cole, et al. v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, Inc. The action is brought by the holders of a joint survivorship whole life policy issued by EOC. The action purports to be on behalf of a class consisting of all persons who from January 1, 1984 purchased life insurance policies sold by Equitable Life and EOC based upon allegedly uniform sales presentations and policy illustrations. The complaint puts in issue various alleged sales practices that plaintiffs assert, among other things, misrepresented the stated number of years that the annual premium would need to be paid. Plaintiffs seek damages in an unspecified amount, imposition of a constructive trust, and seek to enjoin Equitable Life and EOC from engaging in the challenged sales practices. In June 1996, the Court issued a decision and order dismissing with prejudice plaintiffs' causes of action for fraud, constructive fraud, breach of fiduciary duty, negligence, and unjust enrichment, and dismissing without prejudice plaintiffs' cause of action under the New York State consumer protection statute. The only remaining causes of action are for breach of contract and negligent misrepresentation. In April 1997, plaintiffs noticed an appeal from the court's June 1996 order. Subsequently, Equitable Life and EOC noticed a cross-appeal from so much of the June 1996 order that denied their motion to dismiss. Briefing on the appeals is scheduled to begin on February 23, 1998. In June 1997, plaintiffs filed their memorandum of law and affidavits in support of their motion for class certification. That memorandum states that plaintiffs seek to certify a class solely on their breach of contract claims, and not on their negligent misrepresentation claim. Plaintiffs' class certification motion has been fully briefed by the parties and is sub judice. In August 1997, Equitable Life and EOC moved for summary judgment dismissing plaintiffs' remaining claims of breach of contract and negligent misrepresentation. Defendants' summary judgment motion has been fully briefed by the parties. On January 5, 1998, plaintiffs filed a note of issue (placing the case on the trial calendar).

        On May 21, 1996, an action entitled Elton F. Duncan, III v. The Equitable Life Assurance Society of the United States was commenced against Equitable Life in the Civil District Court for the Parish of Orleans, State of Louisiana. The action originally was brought by an individual who purchased a whole life policy from Equitable Life in
        1989. In September 1997, with leave of the court, plaintiff filed a second amended petition naming six additional policyholder plaintiffs and three new sales agent defendants. The sole named individual defendant in the original petition is also named as a defendant in the second amended petition. Plaintiffs purport to represent a class consisting of all persons who purchased whole life or universal life insurance policies from Equitable Life from January 1, 1981 through July 22, 1992. Plaintiffs allege improper sales practices based on allegations of misrepresentations concerning one or more of the following: the number of years that premiums would need to be paid; a policy's suitability as an investment vehicle; and the extent to which a policy was a proper replacement policy. Plaintiffs seek damages, including punitive damages, in an unspecified amount. In October 1997, Equitable Life filed (i) exceptions to the second amended petition, asserting deficiencies in pleading of venue and vagueness; and (ii) a motion to strike certain allegations. On January 23, 1998, the court heard argument on Equitable Life's exceptions and motion to strike. Those motions are sub judice. Motion practice regarding discovery continues.



                                    SAI-98

        On July 26, 1996, an action entitled Michael Bradley v. Equitable Variable Life Insurance Company was commenced in New York state court, Kings County. The action is brought by the holder of a variable life insurance policy issued by EVLICO. The plaintiff purports to represent a class consisting of all persons or entities who purchased one or more life insurance policies issued by EVLICO from January 1, 1980. The complaint puts at issue various alleged sales practices and alleges misrepresentations concerning the extent to which the policy was a proper replacement policy and the number of years that the annual premium would need to be paid. Plaintiff seeks damages, including punitive damages, in an unspecified amount and also seeks injunctive relief prohibiting EVLICO from canceling policies for failure to make premium payments beyond the alleged stated number of years that the annual premium would need to be paid. EVLICO answered the complaint, denying the material allegations. In September 1996, Equitable Life, EVLICO and EOC made a motion to have this proceeding moved from Kings County Supreme Court to New York County for joint trial or consolidation with the Cole action. The motion was denied by the Court in Cole in
        January 1997. Plaintiff then moved for certification of a nationwide class consisting of all persons or entities who, since January 1, 1980, were sold one or more life insurance products based on misrepresentations as to the number of years that the annual premium would need to be paid, and/or who were allegedly induced to purchase additional policies from EVLICO using the cash value accumulated in existing policies. Defendants have opposed this motion. Discovery and briefing regarding plaintiff's motion for class certification are ongoing.

        On December 12, 1996, an action entitled Robert E. Dillon v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, was commenced in the United States District Court for the Southern District of Florida. The action is brought by an individual who purchased a joint whole life policy from EOC in 1988. The complaint puts in issue various alleged sales practices and alleges misrepresentations concerning the alleged impropriety of replacement policies issued by Equitable Life and EOC and alleged misrepresentations regarding the number of years premiums would have to be paid on the defendants' policies. Plaintiff alleges claims for breach of contract, fraud, negligent misrepresentation, money had and received, unjust enrichment and imposition of a constructive trust. Plaintiff purports to represent two classes of persons. The first is a "contract class," consisting of all persons who purchased whole or universal life insurance policies from Equitable Life and EOC and from whom Equitable Life and EOC have sought additional payments beyond the number of years allegedly promised by Equitable Life and EOC. The second is a "fraud class," consisting of all persons with an interest in policies issued by Equitable Life and EOC at any time since October 1, 1986. Plaintiff seeks damages in an unspecified amount, and also seeks injunctive relief attaching Equitable Life's and EOC's profits from their alleged sales practices. In May 1997, plaintiff served a motion for class certification. In July 1997, the parties submitted to the Court a joint scheduling report, joint scheduling order and a confidentiality stipulation and order. The Court signed the latter stipulation, and the others remain sub judice. Further briefing on plaintiff's class certification motion will await entry of a scheduling order and further class certification discovery, which has commenced and is on-going. In January 1998, the judge assigned to the case recused himself, and the case was reassigned. Defendants are to serve their answer in February 1998.

        On January 3, 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, No. 94-2036 in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO since September 30, 1991. The amended complaint alleges that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. Equitable Life and




                                    SAI-99

        EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. Motion practice regarding discovery continues.

        On January 9, 1997, an action entitled Rosemarie Chaviano, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, was filed in Massachusetts state court making claims similar to those in the Franze action and alleging violations of the Massachusetts securities laws. The plaintiff purports to represent all persons in Massachusetts who purchased variable life insurance contracts from Equitable Life and EVLICO from January 9, 1993 to the present. The Massachusetts action seeks rescission of the contracts or compensatory damages, attorneys' fees, expenses and injunctive relief. Plaintiff filed an amended complaint in April 1997. In July 1997, Equitable Life served a motion to dismiss the amended complaint or, in the alternative, for summary judgment. On September 12, 1997, plaintiff moved for class certification. This motion is scheduled for hearing on February 18, 1998.

        On September 11, 1997, an action entitled Pamela L. and James A. Luther, individually and as representatives of all people similarly situated v. The Equitable Life Assurance Society of the United States, The Equitable Companies Incorporated, and Casey Cammack, individually and as agent for The Equitable Life Assurance Society of the United States and The Equitable Companies Incorporated, was filed in Texas state court. The action was brought by holders of a whole life policy and the beneficiary under that policy. Plaintiffs purport to represent a nationwide class of persons having an ownership or beneficial interest in whole and universal life policies issued by Equitable Life from January 1, 1982 through December 31, 1996. Also included in the purported class are persons having an ownership interest in variable annuities purchased from Equitable Life from January 1, 1992 to the present. The complaint puts in issue the allegations that uniform sales presentations, illustrations, and materials that Equitable Life agents used misrepresented the stated number of years that premiums would need to be paid and misrepresented the extent to which the policies at issue were proper replacement policies. Plaintiffs seek compensatory damages, attorneys' fees and expenses. In October 1997, Equitable Life served a general denial of the allegations against it. The same day, the Holding Company entered a special appearance contesting the court's jurisdiction over it. In November 1997, Equitable Life filed a plea in abatement, which, under Texas law, stayed further proceedings in the case because plaintiffs had not served a demand letter. Plaintiffs served a demand letter upon Equitable Life and the Holding Company, the response to which is due 60 days thereafter. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the Cole, Duncan, Bradley, Dillon, Franze, Chaviano and Luther litigations should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

        On September 12, 1997, the United States District Court for the Northern District of Alabama, Southern Division, entered an order certifying James Brown as the representative of a class consisting of "[a]ll African-Americans who applied but were not hired for, were discouraged from applying for, or would have applied for the position of Sales Agent in the absence of the discriminatory practices, and/or procedures in the [former] Southern Region of The Equitable from May 16, 1987 to the present." The second amended complaint in James W. Brown, on behalf of others similarly situated v. The Equitable Life Assurance Society of the United States, alleges, among other things, that Equitable Life discriminated on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a




                                    SAI-100
        material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

        The U.S. Department of Labor ("DOL") is conducting an investigation of Equitable Life's management of the Prime Property Fund ("PPF"). PPF is an open-end, commingled real estate separate account of Equitable Life for pension clients. Equitable Life serves as investment manager in PPF and retains EREIM as advisor. Equitable Life agreed to indemnify the purchaser of EREIM (which Equitable Life sold in June 1997) with respect to any fines, penalties and rebates to clients in connection with this investigation. In early 1995, the DOL commenced a national investigation of commingled real estate funds with pension investors, including PPF. The investigation appears to be focused principally on appraisal and valuation procedures in respect of fund properties. The most recent request from the DOL seems to reflect, at least in part, an interest in the relationship between the valuations for those properties reflected in appraisals prepared for local property tax proceedings and the valuations used by PPF for other purposes. At no time has the DOL made any specific allegation that Equitable Life or EREIM has acted improperly and Equitable Life and EREIM believe that any such allegation would be without foundation. While the outcome of this investigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this investigation will have a material adverse effect on the Company's results of operations in any particular period.

        On July 25, 1995, a Consolidated and Supplemental Class Action Complaint ("Complaint") was filed against Alliance North American Government
        Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The Complaint, which sought certification of a plaintiff class of persons who purchased or owned Class A, B or C shares of the Fund from March 27, 1992 through December 23, 1994, sought an unspecified amount of damages, costs, attorneys' fees and punitive damages. The principal allegations are that the Fund purchased debt securities issued by the Mexican and Argentine governments in amounts that were not permitted by the Fund's investment objective, and that there was no shareholder vote to change the investment objective to permit purchases in such amounts. The Complaint further alleged that the decline in the value of the Mexican and Argentine securities held by the Fund caused the Fund's net asset value to decline to the detriment of the Fund's shareholders. On September 26, 1996, the United States District Court for the Southern District of New York granted the defendants' motion to dismiss all counts of the Complaint ("First Decision"). On October 11, 1996, plaintiffs filed a motion for reconsideration of the First Decision. On November 25, 1996, the court denied plaintiffs' motion for reconsideration of the First Decision. On October 29, 1997, the United States Court of Appeals for the Second Circuit issued an order granting defendants' motion to strike and dismissing plaintiffs' appeal of the First Decision. On October 29, 1996, plaintiffs filed a motion for leave to file an amended complaint. The principal allegations of the proposed amended complaint are that (i) the Fund failed to hedge against the risks of investing in foreign securities despite representations that it would do so, (ii) the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and (iii) two advertisements used by the Fund misrepresented the risks of investing in the Fund. On July 15, 1997, the District Court denied plaintiffs' motion for leave to file an amended complaint and ordered that the case be dismissed ("Second Decision"). The plaintiffs have appealed the Second Decision to the United States Court of Appeals for the Second Circuit. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.




                                    SAI-101

        On January 26, 1996, a purported purchaser of certain notes and warrants to purchase shares of common stock of Rickel Home Centers, Inc. ("Rickel") filed a class action complaint against Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") and certain other defendants for unspecified compensatory and punitive damages in the U. S. District Court for the Southern District of New York. The suit was brought on behalf of the purchasers of 126,457 units consisting of $126,457,000 aggregate principal amount of 13 1/2% senior notes due 2001 and 126,457 warrants to purchase shares of common stock of Rickel issued by Rickel in October 1994. The complaint alleges violations of federal securities laws and common law fraud against DLJSC, as the underwriter of the units and as an owner of 7.3% of the common stock of Rickel, Eos Partners, L.P., and General Electric Capital Corporation, each as owners of 44.2% of the common stock of Rickel, and members of the board of directors of Rickel, including a DLJSC managing director. The complaint seeks to hold DLJSC liable for alleged misstatements and omissions contained in the prospectus and registration statement filed in connection with the offering of the units, alleging that the defendants knew of financial losses and a decline in value of Rickel in the months prior to the offering and did not disclose such information. The complaint also alleges that Rickel failed to pay its semi-annual interest payment due on the units on December 15, 1995, and that Rickel filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code on January 10, 1996. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaint. Although there can be no assurance, DLJ does not believe that the outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In October 1995, DLJSC was named as a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550.0 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC") canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The named plaintiff in the State Court action also filed an adversary proceeding in the U.S. Bankruptcy Court for the Northern District of Texas seeking a declaratory judgment that the confirmed NGC plan of reorganization does not bar the class action claims. Subsequent to the consummation of NGC's plan of reorganization, NGC's shares traded for values substantially in excess of, and in 1995 NGC was acquired for a value substantially in excess of, the values upon which NGC's plan of reorganization was based. The two actions arise out of DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 reorganization proceedings. The class action complaint alleges that the plan of reorganization submitted by NGC was based upon projections by NGC and DLJSC which intentionally understated forecasts, and provided misleading and incorrect information in order to hide NGC's true value and that defendants breached their fiduciary duties by, among other things, providing false, misleading or incomplete information to deliberately understate the value of NGC. The class action complaint seeks compensatory and punitive damages purportedly sustained by the class. On October 10, 1997, DLJSC and others were named as defendants in a new adversary proceeding in the Bankruptcy Court brought by the NGC Settlement Trust, an entity created by the NGC plan of reorganization to deal with asbestos-related claims. The Trust's allegations are substantially similar to the claims in the State Court action. In court papers dated October 16, 1997, the State Court plaintiff indicated that he would intervene in the Trust's adversary proceeding. On January 21, 1998, the Bankruptcy Court ruled that the State Court plaintiff's claims were not barred by the NGC plan of reorganization insofar as they alleged nondisclosure of certain cost reductions announced by NGC in October 1993. The Texas State Court action, which had been removed to the Bankruptcy Court, has been remanded back to the state court, which remand is being opposed by DLJSC. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaints. Although there can be no assurance, DLJ does not believe that the ultimate outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of such litigation, based upon the




                                    SAI-102
        information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In November and December 1995, DLJSC, along with various other parties, was named as a defendant in a number of purported class actions filed in the U.S. District Court for the Eastern District of Louisiana. The complaints allege violations of the federal securities laws arising out of a public offering in 1994 of $435.0 million of first mortgage notes of Harrah's Jazz Company and Harrah's Jazz Finance Corp. The complaints seek to hold DLJSC liable for various alleged misstatements and omissions contained in the prospectus dated November 9, 1994. On February 26, 1997, the parties agreed to a settlement of these actions, subject to the District Court's approval, which was granted on July 31, 1997. The settlement is also subject to approval by the U.S. Bankruptcy Court for the Eastern District of Louisiana of proposed modifications to a confirmed plan of reorganization for Harrah's Jazz Company and Harrah's Jazz Finance Corp., and the satisfaction or waiver of all conditions to the effectiveness of the plan, as provided in the plan. There can be no assurance of the Bankruptcy Court's approval of the modifications to the plan of reorganization, or that the conditions to the effectiveness of the plan will be satisfied or waived. In the opinion of DLJ's management, the settlement, if approved, will not have a material adverse effect on DLJ's results of operations or on its consolidated financial condition.

        In addition to the matters described above, Equitable Life and its subsidiaries and DLJ and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

15)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1998 and the succeeding four years are $93.5 million, $84.4 million, $70.2 million, $56.4 million, $47.0 million and $489.3 million thereafter. Minimum future sub-lease rental income on these noncancelable leases for 1998 and the succeeding four years are $7.3 million, $5.9 million, $3.8 million, $2.4 million, $.8 million and $2.9 million thereafter.

        At December 31, 1997, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1997 and the succeeding four years are $247.0 million, $238.1 million, $218.7 million, $197.9 million, $169.1 million and $813.0 million thereafter.




                                    SAI-103

16)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Compensation costs.................................  $       721.5       $      704.8       $      628.4
        Commissions........................................          409.6              329.5              314.3
        Short-term debt interest expense...................           31.7                8.0               11.4
        Long-term debt interest expense....................          121.2              137.3              108.1
        Amortization of policy acquisition costs...........          287.3              405.2              317.8
        Capitalization of policy acquisition costs.........         (508.0)            (391.9)            (391.0)
        Rent expense, net of sub-lease income..............          101.8              113.7              109.3
        Cursitor intangible assets writedown...............          120.9                -                  -
        Other..............................................          917.9              769.1              677.5
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,203.9       $    2,075.7       $    1,775.8
                                                            =================   ================   =================

        During 1997, 1996 and 1995, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $42.4 million, $24.4 million and $32.0 million, respectively. The amounts paid during 1997, associated with cost reduction programs, totaled $22.8 million. At December 31, 1997, the liabilities associated with cost reduction programs amounted to $62.0 million. The 1997 cost reduction program include costs related to employee termination and exit costs. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. The 1995 cost reduction program included relocation expenses, including the accelerated amortization of building improvements associated with the relocation of the home office. Amortization of DAC in 1996 included a $145.0 million writeoff of DAC related to DI contracts.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1997, 1996 and 1995, statutory net loss totaled $351.7 million, $351.1 million and $352.4 million, respectively. No amounts are expected to be available for dividends from Equitable Life to the Holding Company in 1998.

        At December 31, 1997, the Insurance Group, in accordance with various government and state regulations, had $19.7 million of securities deposited with such government or state agencies.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the New York Insurance Department with net earnings and equity on a GAAP basis.




                                    SAI-104


                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Net change in statutory surplus and
          capital stock....................................  $       203.6       $       56.0       $       78.1
        Change in asset valuation reserves.................          147.1              (48.4)             365.7
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................          350.7                7.6              443.8
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          (31.1)            (298.5)             (66.0)
          DAC..............................................          220.7              (13.3)              73.2
          Deferred Federal income taxes....................          103.1              108.0             (158.1)
          Valuation of investments.........................           46.8              289.8              189.1
          Valuation of investment subsidiary...............         (555.8)            (117.7)            (188.6)
          Limited risk reinsurance.........................           82.3               92.5              416.9
          Issuance of surplus notes........................            -                  -               (538.9)
          Postretirement benefits..........................           (3.1)              28.9              (26.7)
          Other, net.......................................           30.3               12.4              115.1
          GAAP adjustments of Closed Block.................            3.6               (9.8)              15.7
          GAAP adjustments of discontinued operations......          189.7              (89.6)              37.3
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       437.2       $       10.3       $      312.8
                                                            =================   ================   =================


                                                                                 December 31,
                                                            --------------------------------------------------------
                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Statutory surplus and capital stock................  $     2,462.5       $    2,258.9       $    2,202.9
        Asset valuation reserves...........................        1,444.6            1,297.5            1,345.9
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        3,907.1            3,556.4            3,548.8
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,336.1)          (1,305.0)          (1,006.5)
          DAC..............................................        3,236.6            3,104.9            3,075.8
          Deferred Federal income taxes....................         (370.8)            (306.1)            (452.0)
          Valuation of investments.........................          783.5              286.8              417.7
          Valuation of investment subsidiary...............       (1,338.6)            (782.8)            (665.1)
          Limited risk reinsurance.........................         (254.2)            (336.5)            (429.0)
          Issuance of surplus notes........................         (539.0)            (539.0)            (538.9)
          Postretirement benefits..........................         (317.5)            (314.4)            (343.3)
          Other, net.......................................          203.7              126.3                4.4
          GAAP adjustments of Closed Block.................          814.3              783.7              830.8
          GAAP adjustments of discontinued operations......           71.5             (190.3)            (184.6)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     4,860.5       $    4,084.0       $    4,258.1
                                                            =================   ================   =================




                                    SAI-105

18)     BUSINESS SEGMENT INFORMATION

        The Company has two major business segments: Insurance Operations and Investment Services. Interest expense related to debt not specific to either business segment is presented as Corporate interest expense. Information for all periods is presented on a comparable basis.

        Insurance Operations offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups and administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        Investment Services provides investment fund management, primarily to institutional clients. This segment includes the Company's equity interest in DLJ and Separate Accounts which provide various investment options for group clients through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $81.9 million, $127.5 million and $124.1 million for 1997, 1996 and 1995, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to the GIC Segment of $5.1 million, $15.7 million and $14.7 million for 1997, 1996 and 1995, respectively, are eliminated in consolidation.

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Revenues
        Insurance operations...............................  $     3,684.2       $    3,770.6       $    3,614.6
        Investment services................................        1,455.1            1,126.1              949.1
        Consolidation/elimination..........................          (19.9)             (24.5)             (34.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     5,119.4       $    4,872.2       $    4,528.8
                                                            =================   ================   =================

        Earnings (loss) from continuing  operations before Federal income taxes, minority interest and cumulative effect of accounting change
        Insurance operations...............................  $       250.3       $      (36.6)      $      303.1
        Investment services................................          485.7              311.9              224.0
        Consolidation/elimination..........................            -                   .2               (3.1)
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          736.0              275.5              524.0
        Corporate interest expense.........................          (65.3)             (66.9)             (27.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       670.7       $      208.6       $      496.1
                                                            =================   ================   =================




                                    SAI-106


                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets
        Insurance operations...................................................  $    68,305.9      $    60,464.9
        Investment services....................................................       13,719.8           13,542.5
        Consolidation/elimination..............................................         (403.6)            (399.6)
                                                                                ----------------   -----------------
        Total..................................................................  $    81,622.1      $    73,607.8
                                                                                ================   =================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1997 and 1996, are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        1997
        Total Revenues................  $     1,266.0      $     1,552.8       $    1,279.0         $    1,021.6
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       117.4      $       222.5       $      145.1         $       39.4
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       114.1      $       223.1       $      144.9         $      (44.9)
                                       =================  =================   ==================   ==================

        1996
        Total Revenues................  $     1,176.5      $     1,199.4       $    1,198.4         $    1,297.9
                                       =================  =================   ==================   ==================

        Earnings (Loss) from
          Continuing Operations
          before Cumulative Effect
          of Accounting Change........  $        94.8      $        87.1       $       93.2         $     (157.9)
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $        71.7      $        87.1       $       93.2         $     (241.7)
                                       =================  =================   ==================   ==================

        Net earnings for the three months ended December 31, 1997 includes a charge of $212.0 million related to additions to valuation allowances on and writeoffs of real estate of $225.2 million, and reserve strengthening on discontinued operations of $84.3 million offset by a reversal of prior years tax reserves of $97.5 million. Net earnings for the three months ended December 31, 1996 includes a charge of $339.3 million related to writeoffs of DAC on DI contracts of $94.3 million and reserve strengthenings on DI business of $113.7 million, Pension Par of $47.5 million and Discontinued Operations of $83.8 million.




                                    SAI-107

20)     INVESTMENT IN DLJ

        At December 31, 1997, the Company's ownership of DLJ interest was approximately 34.4%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets:
        Trading account securities, at market value............................  $   16,535.7       $   15,728.1
        Securities purchased under resale agreements...........................      22,628.8           20,598.7
        Broker-dealer related receivables......................................      28,159.3           16,858.8
        Other assets...........................................................       3,182.0            2,318.1
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   70,505.8       $   55,503.7
                                                                                ================   =================

        Liabilities:
        Securities sold under repurchase agreements............................  $   36,006.7       $   29,378.3
        Broker-dealer related payables.........................................      25,706.1           19,409.7
        Short-term and long-term debt..........................................       3,670.6            2,704.5
        Other liabilities......................................................       2,860.9            2,164.0
                                                                                ----------------   -----------------
        Total liabilities......................................................      68,244.3           53,656.5
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
        Total shareholders' equity.............................................       2,061.5            1,647.2
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   70,505.8       $   55,503.7
                                                                                ================   =================

        DLJ's equity as reported...............................................  $    2,061.5       $    1,647.2
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.5               23.9
        The Holding Company's equity ownership in DLJ..........................        (740.2)            (590.2)
        Minority interest in DLJ...............................................        (729.3)            (588.6)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      615.5       $      492.3
                                                                                ================   =================



                                    SAI-108

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Commission, fees and other income......................................  $    2,356.8       $    1,818.2
        Net investment income..................................................       1,652.1            1,074.2
        Dealer, trading and investment gains, net..............................         631.6              598.4
                                                                                ----------------   -----------------
        Total revenues.........................................................       4,640.5            3,490.8
        Total expenses including income taxes..................................       4,232.3            3,199.5
                                                                                ----------------   -----------------
        Net earnings...........................................................         408.2              291.3
        Dividends on preferred stock...........................................          12.1               18.7
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      396.1       $      272.6
                                                                                ================   =================

        DLJ's earnings applicable to common shares as reported.................  $      396.1       $      272.6
        Amortization of cost in excess of net assets acquired in 1985..........          (1.3)              (3.1)
        The Holding Company's equity in DLJ's earnings.........................        (156.8)            (107.8)
        Minority interest in DLJ...............................................        (109.1)             (73.4)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $      128.9       $       88.3
                                                                                ================   =================

21)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1997, 1996 and 1995 would have been:

                                                                        1997              1996             1995
                                                                   ---------------   ---------------  ---------------
                                                                                     (In Millions)
        Net Earnings:
          As Reported.............................................  $      437.2      $      10.3      $      312.8
          Pro Forma...............................................  $      426.3      $       3.3      $      311.3



                                    SAI-109

        The fair value of options granted after December 31, 1994, used as a basis for the above pro forma disclosures, was estimated as of the date of grants using the Black-Scholes option pricing model. The option pricing assumptions for 1997, 1996 and 1995 are as follows:

                                  Holding Company                      DLJ                            Alliance
                           ------------------------------ ------------------------------- ----------------------------------
                             1997      1996       1995      1997       1996       1995      1997        1996        1995
                           -------------------- --------- ---------- ---------- --------- ---------- ----------- -----------
        Dividend yield....    0.48%     0.80%      0.96%      0.86%      1.54%     1.85%      8.00%      8.00%      8.00%

        Expected volatility  20.00%    20.00%     20.00%     33.00%     25.00%    25.00%     26.00%     23.00%     23.00%

        Risk-free interest
          rate............    5.99%     5.92%      6.83%      5.96%      6.07%     5.86%      5.70%      5.80%      6.00%

        Expected life.....  5 years   5 years    5 years   5 years    5 years   5 years   7.6 years  7.43 years  7.43 years

        Weighted average
          grant-date fair
          value per option   $12.25     $6.94      $5.90    $22.45      $9.35     $7.36      $4.36      $2.69      $2.24


        A summary of the Holding Company, DLJ and Alliance's option plans is as follows:

                                        Holding Company                     DLJ                         Alliance
                                  ----------------------------- ----------------------------- -----------------------------
                                                    Options                       Options                       Options
                                                  Outstanding                   Outstanding                   Outstanding
                                                    Weighted                      Weighted                     Weighted
                                                    Average                       Average                       Average
                                      Shares        Exercise        Shares        Exercise        Units        Exercise
                                  (In Millions)      Price      (In Millions)      Price      (In Millions)      Price
                                  --------------- ------------- --------------- ------------- -----------------------------
        Balance as of
          January 1, 1995........       6.8           $20.31          -                             3.8          $15.46
          Granted................        .4           $20.27          9.2         $27.00            1.8          $20.54
          Exercised..............       (.1)          $20.00          -                             (.5)         $11.20
          Expired................       (.1)          $20.00          -                             -
          Forfeited..............       (.3)          $22.24          -                             (.3)         $16.64
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1995......       6.7           $20.27          9.2         $27.00            4.8          $17.72
          Granted................        .7           $24.94          2.1         $32.54             .7          $25.12
          Exercised..............       (.1)          $19.91          -                             (.4)         $13.64
          Expired................       -                             -                             -
          Forfeited..............       (.6)          $20.21          (.2)        $27.00            (.1)         $19.32
                                  ---------------               -------------                 ---------------




                                    SAI-110

                                        Holding Company                     DLJ                         Alliance
                                  ----------------------------- ----------------------------- -----------------------------
                                                    Options                       Options                       Options
                                                  Outstanding                   Outstanding                   Outstanding
                                                    Weighted                      Weighted                     Weighted
                                                    Average                       Average                       Average
                                      Shares        Exercise        Shares        Exercise        Units        Exercise
                                  (In Millions)      Price      (In Millions)      Price      (In Millions)      Price
                                  --------------- ------------- --------------- ------------- -----------------------------
        Balance as of
          December 31, 1996......       6.7           $20.79         11.1         $28.06            5.0          $19.07
          Granted................       3.2           $41.85          3.2         $61.07            1.1          $36.56
          Exercised..............      (1.6)          $20.26          (.1)        $32.03            (.6)         $16.11
          Forfeited..............       (.4)          $23.43          (.1)        $27.51            (.2)         $21.28
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1997......       7.9           $29.05         14.1         $35.56            5.3          $22.82
                                  ===============               =============                 ===============

        Information about options outstanding and exercisable at December 31, 1997 is as follows:

                                             Options Outstanding                           Options Exercisable
                             ----------------------------------------------------  ------------------------------------
                                                    Weighted
                                                    Average         Weighted                              Weighted
              Range of             Number          Remaining         Average             Number           Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable         Exercise
               Prices          (In Millions)      Life (Years)        Price          (In Millions)         Price
        --------------------- ----------------- ----------------- ---------------  ------------------- ----------------

               Holding
               Company
        ----------------------
        $18.125   -$27.75            4.8               5.84           $20.94              3.0              $20.41
        $28.50    -$45.25            3.1               9.57           $41.84              -                  -
                              -----------------                                    -------------------
        $18.125   -$45.25            7.9               7.29           $29.05              3.0              $20.41
                              ================= ================= ===============  =================== ================

                 DLJ
        ----------------------
        $27.00    -$35.99           10.9               8.0            $28.05              4.9              $27.58
        $36.00    -$50.99             .8               9.3            $40.04              -                  -
        $51.00    -$76.00            2.4               9.8            $67.77              -                  -
                              -----------------                                    -------------------
        $27.00    -$76.00           14.1               8.4            $35.56              4.9              $27.58
                              ================= ================= ================  =================== =================

              Alliance
        ----------------------
        $ 6.0625   -$17.75           1.1               3.86           $13.20              1.0              $13.04
        $19.375    -$19.75            .8               7.34           $19.39               .3              $19.39
        $19.875    -$21.375          1.1               8.28           $20.13               .6              $20.19
        $22.25     -$27.50           1.3               9.81           $23.81               .4              $23.29
        $36.9375   -$37.5625         1.0               9.95           $36.95              -                  -
                              -----------------                                    -------------------
        $  6.0625  -$37.5625         5.3               7.58           $22.82              2.3              $17.43
                              ================= ================== ==============  ====================== =============




                                    SAI-111

          Supplement dated May 1, 1998 to Prospectus dated May 1, 1998
    ------------------------------------------------------------------------

                          MEMBERS RETIREMENT PROGRAMS

                          funded under contracts with
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
             1290 Avenue of the Americas, New York, New York 10104
                        Toll-Free Telephone 800-223-5790


                       ----------------------------------

                           VARIABLE ANNUITY BENEFITS

                       ----------------------------------


           This Prospectus Supplement should be read and retained for future reference by Participants in the Members Retirement
                     Programs who are considering variable
                   annuity payment benefits after retirement.

                This Prospectus Supplement is not authorized for
                 distribution unless accompanied or preceded by
                    the Prospectus dated May 1, 1998 for the
                    appropriate Members Retirement Program.


------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS: ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              RETIREMENT BENEFITS

         When you become eligible to receive benefits under a Members Retirement Program, you may select one or more of the following forms of distribution, which are available in variable or fixed form. The law requires that if the value of your Account Balance is more than $5,000, you must receive a Qualified Joint and Survivor Annuity unless your Spouse consents to a different election.

         Life Annuity - annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment.

         Life Annuity Period Certain - an annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

         Joint and Survivor Annuity - Period Certain - an annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contingent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

How Annuity Payments are Made

         When your distribution of benefits under an annuity begins, your Units in the Funds are redeemed. Part or all of the proceeds, plus part or all of your Account Balance in the General Account Options, may be used to purchase an annuity. The minimum amount that can be used to purchase any type of annuity is $5,000. Usually, a $350 charge will be deducted from the amount used to purchase the annuity to reimburse us for administrative expenses associated with processing the application and with issuing each month's annuity payment. Applicable premium taxes will also be deducted.

Annuity payments may be fixed or variable.

         FIXED ANNUITY PAYMENTS. Fixed annuity payments are determined from our annuity rate tables in effect at the time the first annuity payment is made. The minimum amount of the fixed payments is determined from tables in our contract with the Trustees, which show the amount of proceeds necessary to purchase each $1 of monthly annuity payments (after deduction of any applicable taxes and the annuity administrative charge). These tables are designed to determine the amounts required to pay for the annuity selected, taking into account our administrative and investment expenses and mortality and expense risks. The size of your payment will depend upon the form of annuity chosen, your age and the age of your beneficiary if you select a joint and survivor annuity.
         If our current group annuity rates for payment of proceeds would produce a larger payment, those rates will apply instead of the minimums in the contract tables. If we give any group pension client with a qualified plan a better annuity rate than those currently available for the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case. Under our contract with the Trustees, we may change the tables but not more frequently than once every five years. Fixed annuity payments will not fluctuate during the payment period.

         VARIABLE ANNUITY PAYMENTS. Variable annuity payments are funded through our Separate Account No. 4 (Pooled) (the "Fund"), through the purchase of Annuity Units. The number of Annuity Units purchased is equal to the amount o the first annuity payment divided by the Annuity Unit Value for the due date of the first annuity payment. The amount of the first annuity payment is determined in the same manner for a variable annuity as it is for a fixed annuity. The number of Annuity Units stays the same throughout the payment period for the variable annuity but the Annuity Unit Value changes to reflect the investment income and the realized and unrealized capital gains and losses of the Fund, after adjustment for an assumed base rate of return of 5-3/4%, described below.

         The amounts of variable annuity payments are determined as follows:
Payments normally start as of the first day of the second calendar month following our receipt of the proper forms. The first two monthly payments are the same.

         Payments after the first two will vary according to the investment performance of the Fund. Each monthly payment will be calculated by multiplying the number of Annuity Units credited to you by the Annuity Unit Value for the first business day of the calendar month before the due date of the payment.

         The Annuity Unit Value was set at $1.1553 as of July 1, 1969, the first day that Separate Account No. 4 (Pooled) was operational. For any month after that date, it is the Annuity Unit Value for the preceding month multiplied by the change factor for the current month. The change factor gives effect to the assumed annual base rate of return of 4-3/4% and to the actual investment experience of the Fund.

         Because of the adjustment for the assumed base rate of return, the Annuity Unit Value rises and falls depending on whether the actual rate of investment return is higher or lower than 5-3/4%.

         Illustration of Changes in Annuity Payments. To show how we determine variable annuity payments from month to month, assume that the amount you applied to purchase an annuity is enough to fund an annuity with a monthly payment of $363 and that the Annuity Unit Value for the due date of the first annuity payment is $1.05. The number of annuity units credited under your certificate would be 345.71 (363 divided by 1.05 = 345.71). If the third monthly payment is due on March 1, and the Annuity Unit Value for February was $1.10, the annuity payment for March would be the number of units (345.71) times the Annuity Unit Value ($1.10), or $380.28. If the Annuity Unit Value was $1.00 on March 1, the annuity payment for April would be 345.71 times $1.00 or $345.71.

Summary of Annuity Unit Values for the Fund

         This table shows the Annuity Unit Values with an assumed based rate of return of 5-3/4%.

                First Business Day of          Annuity Unit Value
                ---------------------          ------------------
                     October 1987                   $4.3934
                     October 1988                   $3.5444
                     October 1989                   $4.8357
                     October 1990                   $3.8569
                     October 1991                   $5.4677
                     October 1992                   $5.1818
                     October 1993                   $6.3886
                     October 1994                   $6.1563
                     October 1995                   $7.4970
                     October 1996                   $8.0828
                     October 1997                  $11.0300

                                    THE FUND

         The Fund (Separate Account No. 4 (Pooled)) was established pursuant to the Insurance law of the State of New York in 1969. It is an investment account used to fund benefits under group annuity contracts and other agreements for tax-deferred retirement programs administered by us.

         For a full description of the fund, its investment policies, the risks of an investment in the Fund and information relating to the valuation of Fund assets, see the description of the Fund in our May 1, 1998 prospectus and the Statement of Additional Information.

                               INVESTMENT MANAGER

The Manager

         We, Equitable Life, act as Investment Manager to the Fund. As such, we have complete discretion over Fund assets and we invest and reinvest these assets in accordance with the investment policies described in our May 1, 1998 prospectus and Statement of Additional Information.

         We are a New York stock life insurance company with our Home Office at 1290 Avenue of the Americas, New York, New York 10104. Founded in 1859, we are one of the largest insurance companies in the United States. Equitable Life, our sole stockholder Equitable Companies, Inc., and their subsidiaries managed assets of approximately $274.1 billion as of December 31, 1997, including third party assets of $216.9 billion.

Investment Management

         In providing investment management to the funds, we currently use the personnel and facilities of our majority owned subsidiary, Alliance Capital Management L.P. ("Alliance"), for portfolio selection and transaction services. For a description of Alliance, see our May 1, 1998 Members Retirement Program prospectus.

Fund Transactions

         The Fund is charged for securities brokers commissions, transfer taxes and other fees relating to securities transactions. Transactions in equity securities for the Fund are executed primarily through brokers which are selected by Alliance/Equitable Life and receive commissions paid by the Fund. For 1997, 1996 and 1995, the Fund paid $3,698,148, $4,682,578 and $6,044,623, respectively, in brokerage commissions. For a full description of our policies relating to the selection of brokers, see the description of the fund in our May 1, 1998 Statement of Additional Information.

                              FINANCIAL STATEMENTS

                  The financial statements of the Fund reflect applicable fees, charges and other expenses under the Members Programs as in effect during the periods covered, as well as the charges against the account made in accordance with the terms of all other contracts participating in the account.


Separate Account No. 4 (Pooled):                                   Page

Report of Independent Accountants - Price Waterhouse LLP              7

        Statement of Assets and Liabilities,
             December 31, 1997                                        8

        Statement of Operations and Changes in Net Assets
             for the Years Ended December 31, 1997 and 1996           9

        Portfolio of Investments
             December 31, 1997                                       10

        Notes to Financial Statements                                15

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and the Contractowners of Separate Account No. 4 of The Equitable Life Assurance Society of the United States:

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and changes in net assets and the selected per unit data (included under Condensed Financial Information in the prospectus of Members Retirement Program) present fairly, in all material respects, the financial position of Separate Account No. 4 (Pooled) (The Growth Equity Fund) of The Equitable Life Assurance Society of the United States ("Equitable Life") at December 31, 1997 and its results of operations, the changes in net assets for each of the two years in the period then ended and the selected per unit data for the periods presented, in conformity with generally accepted accounting principles. These financial statements and the selected per unit data (hereafter referred to as "financial statements") are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

New York, New York
February 10, 1998

SEPARATE ACCOUNT NO. 4 (POOLED) (THE ALLIANCE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Statements of Assets and Liabilities
December 31, 1997

-----------------------------------------------------------------------------


ASSETS:
Investments (Notes 2 and 3):
  Common stocks--at market value (cost: $1,945,635,407)......................... $2,635,013,465
  Preferred stocks--at market value (cost: $1,742,250)..........................      2,777,625
  Long-Term debt securities--at value (amortized cost: $3,016,327) .............      2,728,125
  Participation in Separate Account No. 2A--at amortized cost, which
    approximates market value, equivalent to 100,276 units at $270.27 ..........     27,101,569
Cash............................................................................         64,818
Receivables:
   Securities sold..............................................................     15,688,292
   Dividends....................................................................      1,062,061
 ----------------------------------------------------------------------------------------------
    Total assets................................................................  2,684,435,955
 ----------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Securities purchased..........................................................      6,071,076
  Due to Equitable Life's General Account.......................................     32,755,106
  Investment management fees payable............................................          7,455
Accrued expenses................................................................        525,753
Accrued retained by Equitable Life in Separate Account No. 4 (Note 1) ..........      1,095,138
-----------------------------------------------------------------------------------------------
    Total liabilities...........................................................     40,454,528
-----------------------------------------------------------------------------------------------
NET ASSETS (NOTE 1):
Net assets attributable to participants' accumulations..........................  2,611,671,263
Reserves and other liabilities attributable to annuity benefits.................     32,310,164
-----------------------------------------------------------------------------------------------
NET ASSETS...................................................................... $2,643,981,427
===============================================================================================

See Notes to Financial Statements.

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Statements of Operations and Changes in Net Assets

---------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                                      1997            1996
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2):
Dividends (net of foreign taxes withheld--1997: $2,138 and 1996: $62,998) ...... $   13,385,197  $   13,755,557
Interest........................................................................        845,517         292,364
---------------------------------------------------------------------------------------------------------------
Total...........................................................................     14,230,714      14,047,921
EXPENSES (NOTE 4)...............................................................    (19,783,932)    (18,524,630)
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS.............................................................     (5,553,218)     (4,476,709)
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions...................    372,430,956     218,176,662
---------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments and foreign currency transactions:
  Beginning of year.............................................................    448,580,808     290,870,386
  End of year...................................................................    690,125,231     448,580,808
---------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation..................................    241,544,423     157,710,422
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.................................    613,975,379     375,887,084
---------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to operations...............................    608,422,161     371,410,375
---------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions...................................................................    546,890,479     552,427,638
Withdrawals.....................................................................   (969,496,108)   (590,972,941)
---------------------------------------------------------------------------------------------------------------
Decrease in net assets attributable to contributions and withdrawals ...........   (422,605,629)    (38,545,303)
---------------------------------------------------------------------------------------------------------------
(Increase) Decrease in accumulated amount retained by Equitable Life in
  Separate Account No. 4 (Note 1)...............................................       (360,863)        536,145
---------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS..........................................................    185,455,669     333,401,217
NET ASSETS--BEGINNING OF YEAR...................................................  2,458,525,758   2,125,124,541
---------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF YEAR......................................................... $2,643,981,427  $2,458,525,758
===============================================================================================================

See Notes to Financial Statements.

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments
December 31, 1997

-------------------------------------------------------------------------------
                                                       NUMBER OF       VALUE
                                                         SHARES       (NOTE 3)
-------------------------------------------------------------------------------

COMMON STOCKS:
BUSINESS SERVICES:
ENVIRONMENTAL CONTROL (0.6%)
United States Filter Corp.* .........................    554,700  $  16,606,331
                                                                  -------------
PROFESSIONAL SERVICES (0.3%)
Corrections Corp. of America*........................    185,000      6,856,562
                                                                  -------------
TRUCKING, SHIPPING (0.2%)
Knightsbridge Tankers, Ltd...........................    150,000      4,246,875
OMI Corp.*...........................................    264,000      2,425,500
                                                                  -------------
                                                                      6,672,375
                                                                  -------------
TOTAL BUSINESS SERVICES (1.1%) ......................                30,135,268
                                                                  -------------
CONSUMER CYCLICALS
AIRLINES (9.0%)
America West Holdings Corp. (Class B)*...............    542,200     10,098,475
Continental Airlines, Inc. (Class B)*................  2,600,000    125,125,000
KLM Dutch Airlines...................................    280,000     10,570,000
Northwest Airlines Corp. (Class A)*..................  1,900,000     90,962,500
Southwest Airlines Co................................     50,000      1,231,250
                                                                  -------------
                                                                    237,987,225
                                                                  -------------
APPAREL, TEXTILE (0.2%)
Tommy Hilfiger Corp.*................................    100,000      3,512,500
Wolverine World Wide, Inc............................     91,000      2,058,875
                                                                  -------------
                                                                      5,571,375
                                                                  -------------
AUTO-RELATED (6.3%)
Republic Industries, Inc.*...........................  7,100,000    165,518,750
                                                                  -------------
FOOD SERVICES, LODGING (1.9%)
Extended Stay America, Inc.*.........................  1,400,000     17,412,500
Host Marriott Corp.*.................................  1,675,000     32,871,875
Suburban Lodges of America, Inc.*....................     70,000        931,875
                                                                  -------------
                                                                     51,216,250
                                                                  -------------
HOUSEHOLD FURNITURE, APPLIANCES (0.8%)
Industrie Natuzzi Spa (ADR)..........................  1,011,000     20,851,875
                                                                  -------------
LEISURE-RELATED (1.3%)
Cendant Corporation..................................  1,000,000     34,375,000
                                                                  -------------
RETAIL--GENERAL (0.8%)
Circuit City Stores--Circuit City Group .............    400,000     14,225,000
Limited, Inc.........................................    300,000      7,650,000
                                                                  -------------
                                                                     21,875,000
                                                                  -------------
TOTAL CONSUMER CYCLICALS (20.3%) ....................               537,395,475
                                                                  -------------

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                       NUMBER OF       VALUE
                                                         SHARES       (NOTE 3)
-------------------------------------------------------------------------------
CONSUMER NONCYCLICALS
DRUGS (3.6%)
Centocor, Inc.*......................................  1,230,700  $  40,920,775
Geltex Pharmaceuticals, Inc.*........................    700,000     18,550,000
Genzyme Corporation*.................................    100,000      2,775,000
IDEC Pharmaceuticals Corp.*..........................     75,600      2,598,750
MedImmune, Inc.*.....................................    736,800     31,590,300
                                                                 --------------
                                                                     96,434,825
                                                                 --------------
FOODS (0.2%)
Tysons Foods, Inc....................................    228,100      4,676,050
                                                                 --------------
TOBACCO (4.4%)
Loews Corp...........................................  1,100,000    116,737,500
                                                                 --------------
TOTAL CONSUMER NONCYCLICALS (8.2%) ..................               217,848,375
                                                                 --------------
CREDIT-SENSITIVE
BANKS (0.2%)
Chase Manhattan Corp.................................     40,000      4,380,000
                                                                 --------------
FINANCIAL SERVICES (15.0%)
A.G. Edwards, Inc. ..................................    700,000     27,825,000
Green Tree Financial Corp............................     54,200      1,419,362
Legg Mason, Inc......................................  1,200,031     67,126,734
MBNA Corp............................................  4,800,000    131,100,000
Merrill Lynch & Co., Inc.............................  1,400,000    102,112,500
Morgan Stanley, Dean Witter, Discover & Co. .........  1,000,000     59,125,000
PMI Group, Inc.......................................    100,000      7,231,250
                                                                 --------------
                                                                    395,939,846
                                                                 --------------
INSURANCE (13.1%)
CNA Financial Corp.*.................................  1,700,000    217,175,000
IPC Holdings Ltd.....................................    207,400      6,675,687
Life Re Corporation..................................    721,000     47,000,188
NAC Re Corp..........................................    538,700     26,295,294
Travelers Group, Inc.................................    950,000     51,181,250
                                                                 --------------
                                                                    348,327,419
                                                                 --------------
REAL ESTATE (0.4%)
Excel Realty Trust, Inc..............................    140,000      4,410,000
Imperial Credit Commercial Mortgage Investment
Corp.................................................     25,000        365,625
Imperial Credit Mortgage Holdings....................    187,500      3,351,562
Novastar Financial, Inc..............................     75,000      1,185,938
                                                                 --------------
                                                                      9,313,125
                                                                 --------------

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                       NUMBER OF       VALUE
                                                         SHARES       (NOTE 3)
-------------------------------------------------------------------------------
UTILITY--TELEPHONE (8.7%)
Telebras Sponsored (ADR).............................    250,000  $  29,109,375
Telephone & Data Systems, Inc........................  4,000,000    186,250,000
Teleport Communications Group, Inc. (Class A)* ......    300,000     16,462,500
                                                                 --------------
                                                                    231,821,875
                                                                 --------------
TOTAL CREDIT-SENSITIVE (37.4%) ......................               989,782,265
                                                                 --------------
ENERGY
OIL--DOMESTIC (0.0%)
Apache Corp..........................................     15,000        525,938
                                                                 --------------
OIL--INTERNATIONAL (0.3%)
Gulf Canada Resources Ltd.*..........................    750,000      5,250,000
IRI International Corporation*.......................    150,000      2,100,000
Petroleo Brasileiro S.A. (ADR).......................     50,000      1,169,330
                                                                 --------------
                                                                      8,519,330
                                                                 --------------
OIL--SUPPLIES & CONSTRUCTION (15.3%)
Baker Hughes, Inc. ..................................    555,000     24,211,875
BJ Services Co.*.....................................     15,000      1,079,063
Diamond Offshore Drilling, Inc. .....................    860,000     41,387,500
Dresser Industries, Inc. ............................    170,000      7,129,375
Halliburton Co. .....................................  1,400,000     72,712,500
Lukoil Holdings--Spons (ADR).........................     15,000      1,377,375
Lukoil Holdings--Spons (ADR)(Pref. Shares) ..........     40,000      1,241,576
Nabors Industries, Inc.*.............................    435,000     13,675,312
Noble Drilling Corp.*................................  1,300,000     39,812,500
Oceaneering International, Inc.*.....................    300,000      5,925,000
Parker Drilling Co.*.................................  5,500,000     67,031,250
Rowan Cos., Inc.*....................................  3,500,000    106,750,000
Schlumberger, Ltd....................................    270,000     21,735,000
                                                                 --------------
                                                                    404,068,326
                                                                 --------------
TOTAL ENERGY (15.6%) ................................               413,113,594
                                                                 --------------
TECHNOLOGY
ELECTRONICS (2.7%)
Altera Corp.*........................................    100,000      3,312,500
DBT Online, Inc.*....................................    160,000      3,990,000
Network Associates, Inc.*............................    400,000     21,150,000
Sterling Commerce, Inc.* ............................    650,000     24,984,375
Teradyne, Inc.*......................................    290,000      9,280,000
U.S. Satellite Broadcasting Co., Inc.*...............     40,000        317,500
Xilinx, Inc.*........................................    250,000      8,765,625
                                                                 --------------
                                                                     71,800,000
                                                                 --------------

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

-------------------------------------------------------------------------------
                                                       NUMBER OF       VALUE
                                                         SHARES       (NOTE 3)
-------------------------------------------------------------------------------
OFFICE EQUIPMENT SERVICES (0.1%)
CheckFree Holdings Corp.*............................    100,000   $  2,700,000
                                                                   ------------
TELECOMMUNICATIONS (14.1%)
ADC Telecommunications, Inc.*........................    860,000     35,905,000
American Satellite Network--Rights*..................     70,000              0
Bell Canada International, Inc.*.....................     25,000        381,250
Core Communications, Inc.*...........................    504,000      5,103,000
DSC Communications Corp.*............................    450,000     10,800,000
MCI Communications Corp..............................    300,000     12,843,750
Millicom International Cellular S.A.*................  1,515,000     57,001,875
Nextel Communications, Inc. (Class A)*...............    485,000     12,610,000
Nokia Corp.--Sponsored (A Shares)(ADR)...............    260,000     18,200,000
Powertel, Inc.*......................................     73,300      1,227,775
Tellabs, Inc.*.......................................    100,000      5,287,500
United States Cellular Corp.*........................  2,915,400     90,377,400
Vanguard Cellular Systems, Inc. (Class A)* ..........  2,200,000     28,050,000
WorldCom, Inc.*......................................  3,100,000     93,775,000
                                                                   ------------
                                                                    371,562,550
                                                                   ------------
TOTAL TECHNOLOGY (16.9%) ............................               446,062,550
                                                                   ------------
DIVERSIFIED
MISCELLANEOUS (0.2%)
Viad Corp. ..........................................     35,000        675,938
                                                                   ------------
TOTAL DIVERSIFIED (0.2%) ............................                   675,938
                                                                   ------------
TOTAL COMMON STOCKS (99.7%)
 (Cost $1,945,635,407) ..............................             2,635,013,465
                                                                   ------------
PREFERRED STOCKS:
CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Financial Trust 8.5% Conv. .....     27,000      2,777,625
                                                                   ------------
TOTAL CONSUMER CYCLICALS (0.1%) .....................                 2,777,625
                                                                   ------------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $1,742,250) ..................................                 2,777,625
                                                                   ------------

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments (Continued)
December 31, 1997

----------------------------------------------------------------------------------------------------
                                                                            PRINCIPAL       VALUE
                                                                             AMOUNT        (NOTE 3)
----------------------------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
TECHNOLOGY:
TELECOMMUNICATIONS (0.1%)
United States Cellular Corp.
  Zero Coupon Conv., 2015 ................................................  $7,500,000  $    2,728,125
                                                                                        --------------
TOTAL TECHNOLOGY (0.1%) .................................................                    2,728,125
                                                                                        --------------
TOTAL LONG-TERM DEBT SECURITIES (0.1%)
  (Amortized Cost $3,016,327) ............................................                   2,728,125
                                                                                        --------------
PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
  at amortized cost, which approximates
  market value, equivalent to 100,276 units
  at $270.27 each (1.0%) .................................................                  27,101,569
                                                                                        --------------
TOTAL INVESTMENTS (100.9%)
  (Cost/Amortized Cost $1,977,495,553) ...................................               2,667,620,784
OTHER ASSETS LESS LIABILITIES (-0.9%) ...................................                  (22,544,219)
AMOUNT RETAINED BY EQUITABLE LIFE IN
  SEPARATE ACCOUNT NO. 4 (0.0%)(NOTE 1) ..................................                  (1,095,138)
                                                                                        --------------
NET ASSETS (100.0%) .....................................................                2,643,981,427
                                                                                        --------------
Reserves attributable to participants' accumulations ....................                2,611,671,263
Reserves and other contract liabilities attributable to annuity benefits                    32,310,164
                                                                                        --------------
NET ASSETS ..............................................................               $2,643,981,427
                                                                                        ==============

* Non-income producing.

See Notes to Financial Statements.

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Notes to Financial Statements

   1. Separate Account No. 4 (Pooled) (the Growth Equity Fund) (the Fund) of The Equitable Life Assurance Society of the United States (Equitable Life), a wholly-owned subsidiary of The Equitable Companies Incorporated, was established in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Fund are not chargeable with liabilities arising out of any other business of Equitable Life. The excess of assets over reserves and other contract liabilities amounting to $1,095,138 as shown in the Statements of Assets and Liabilities in Separate Account No. 4 may be transferred to Equitable Life's General Account.

   Interests of retirement and investment plans for Equitable Life employees, managers, and agents in Separate Account No. 4 aggregated $384,471,790.19 (14.5%), at December 31, 1997 and $288,921,270 (11.8%), at December 31, 1996,
of the net assets in the Fund.

   Equitable Life is the investment manager for the Fund. Alliance Capital Management L.P. (Alliance) serves as the investment adviser to Equitable Life with respect to the management of the Fund. Alliance is a publicly-traded limited partnership which is indirectly majority-owned by Equitable Life.

   Equitable Life and Alliance seek to obtain the best price and execution of all orders placed for the Fund considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Life and Alliance may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Fund's portfolio transactions.

   The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   2. Security transactions are recorded on the trade date. Amortized cost of debt securities consists of cost adjusted, where applicable, for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily.

   Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statements of Operations and Changes in Net Assets.

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Notes to Financial Statements (Continued)

    Equitable Life's internal short-term investment account, Separate Account No. 2A, was established to provide a more flexible and efficient vehicle to combine and invest temporary cash positions of certain eligible accounts (Participating Funds) under Equitable Life's management. Separate Account No. 2A invests in debt securities maturing in sixty days or less from the date of acquisition. At December 31, 1997, the amortized cost of investments held in Separate Account No. 2A consists of the following:


-------------------------------------------------------------------------------------------------
                                                                         AMORTIZED COST     %
-------------------------------------------------------------------------------------------------
Commercial Paper, 5.70%-6.75%, due 01/02/98 through 02/12/98 ..........   $210,793,367     94.7%
Bankers' Acceptances, 5.65%-5.73% due 01/16/98 through 01/26/98........      9,474,385      4.3
-------------------------------------------------------------------------------------------------
Total Investments......................................................    220,267,752     99.0
Cash and Receivables Less Liabilities..................................      2,244,569      1.0
-------------------------------------------------------------------------------------------------
Net Assets of Separate Account No. 2A..................................   $222,512,321    100.0%
=================================================================================================
Units Outstanding......................................................        823,297
Unit Value.............................................................        $270.27
-------------------------------------------------------------------------------------------------

   Participating Funds purchase or redeem units depending on each participating account's excess cash availability or cash needs to meet its liabilities. Separate Account No. 2A is not subject to investment management fees. Separate Account No. 2A is valued daily at amortized cost, which approximates market value.

   For 1997 and 1996, investment security transactions, excluding short-term debt securities, were as follows:


-------------------------------------------------------------------------------
                                                     SEPARATE ACCOUNT NO. 4
                                                 ------------------------------
                                                     COST OF      NET PROCEEDS
                                                    PURCHASES       OF SALES
-------------------------------------------------------------------------------
Stocks and long-term corporate debt securities:
  1997.......................................... $1,569,991,103  $1,988,739,298
  1996..........................................  2,439,864,229   2,487,456,851
U.S. Government obligations:
  1997..........................................             --              --
  1996..........................................             --              --
-------------------------------------------------------------------------------

   3. Investment securities are valued as follows:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if no sale, at the latest available bid price.

   Foreign securities not traded directly, or in American Depository Receipt
(ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

   United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Notes to Financial Statements (Continued)

    Long-term publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where Equitable Life and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

   Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

   Other assets that do not have a readily available market price are valued at fair value as determined in good faith by Equitable Life's investment officers.

   Separate Account No. 2A is valued daily at amortized cost, which approximates market value. Short-term debt securities purchased directly by the Funds which mature in 60 days or less are valued at amortized cost. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

   4. Charges and fees are deducted in accordance with the terms of the various contracts which participate in the Fund. With respect to the Members Retirement Program, these expenses consist of investment management and accounting fees, program expense charge, direct expenses and record maintenance and report fee. These charges and fees are paid to Equitable Life by the Fund and are recorded as expenses in the accompanying Statements of Operations and Changes in Net Assets.

   5. No Federal income tax based on net income or realized and unrealized capital gains was applicable to contracts participating in the Fund for the two years ended December 31, 1997, by reason of applicable provisions of the Internal Revenue Code and no Federal income tax payable by Equitable Life for such years will affect such contracts. Accordingly, no Federal income tax provision is required.

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits

         (a)  Financial Statements included in Part B.

         The following are included in the Statement of Additional Information:


          1. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled), 51 (Pooled) and 66 (Pooled) (The Alliance Aggressive Equity, Alliance Growth Equity, Alliance Balanced and Alliance Global, Alliance Conversative Investors and Alliance Growth Investors Accounts, and the MFS Research, Warburg Pincus Small Company Value, T. Rowe Price Equity Income and Merrill Lynch World Strategy Accounts):
              - Report of Independent Accountants - Price Waterhouse LLP

          2.  Separate Account No. 3 (Pooled):
              - Statements of Assets and Liabilities, December 31, 1997
              - Statements of Operations and Changes in Net Assets for the
                Years Ended December 31, 1997 and 1996
              - Portfolio of Investments, December 31, 1997

          3.  Separate Account No. 4 (Pooled):
              - Statement of Assets and Liabilities, December 31, 1997
              - Statement of Operations and Changes in Net Assets for the
                Years Ended December 31, 1997 and 1996
              - Portfolio of Investments, December 31, 1997

          4.  Separate Account No. 10 (Pooled):
              - Statement of Assets and Liabilities, December 31, 1997
              - Statements of Operations and Changes in Net Assets for the
                Years Ended December 31, 1997 and 1996
              - Portfolio of Investments, December 31, 1997

          5   Separate Account No. 51 (Pooled):
              - Statements of Assets and Liabilities, December 31, 1997
              - Statements of Operations and Changes in Net Assets for the Year
                Ended December 31, 1997 and 1996.

          6.  Separate Account No. 66 (Pooled):
              - Statements of Assets and Liabilities, December 31, 1997
              - Statements of Operations and Changes in Net Assets from
                August 1, 1997 through December 31, 1997

          7. Separate Account Nos. 3(Pooled), 4 (Pooled), 10 (Pooled), 51 (Pooled) and 66 (Pooled): - Notes to Financial Statements

          8.  The Equitable Life Assurance Society of the United States:
              - Report of Independent Accountants - Price Waterhouse
              - Consolidated Balance Sheets, December 31, 1997 and 1996
              - Consolidated Statements of Earnings for the Years Ended
                December 31, 1997, 1996 and 1995
              - Consolidated Statements of Equity for the Years Ended December
                31, 1997 and 1996 and 1995
              - Consolidated Statements of Cash Flows for the Years Ended
                December 31, 1997, 1996 and 1995
              - Notes to Consolidated Financial Statements

         (b)  Exhibits.

         The following Exhibits are filed herewith:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement 33-46995, filed July 22, 1992.

         2.   Not applicable.

         3.   (a)   Form of Sales Agreement between Equitable Variable Life
                    Insurance Company and The Equitable Life Assurance
                    Society ofthe United States for itself and on behalf of its Separate Account No. 51, incorporated by reference to Post-Effective Amendment No. 2 to Registration No.
                    33-46995 on Form N-3 of Registrant, filed March 2, 1993.

              (b) Distribution Agreement dated as of January 1, 1995 by and between The Hudson River Trust and Equico Securities, Inc., incorporated by reference to Registration Statement No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.

              (c) Sales Agreement dated as of January 1, 1995 by and among Equico Securities, Inc., Equitable Separate Account A, Separate Account No. 301 and Separate Account No. 51, incorporated by reference to Registration Statement No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.

         4.   (a)   Exhibit 6(e) (Copy of Group Annuity Contract AC 6059,
                    effective August 30, 1984, among the United States Trust
                    Company of New York and The Equitable Life Assurance
                    Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed
                    April 26, 1988.

              (b) Exhibit 6(f) (Form of Rider No. 1 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

              (c) Exhibit 6(g) (Form of Rider No. 2 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

              (d) Form of Rider No. 3 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (e) Form of Rider No. 4 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-46995 on Form N-3 of Registrant, filed March 2, 1993.


              (f) Form of Rider No. 5 to Group Annuity Contract No. AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration Statement No. 333-26101 on Form N-4 of Registrant, filed April 29, 1997.


         5.   (a)   Exhibit 7(k) (Form of Participation Agreement for the
                    standardized Profit-Sharing Plan under the Association
                    Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to
                    Registration Statement on Form S-1 of Registrant, filed
                    April l6, 1986.

              (b) Exhibit 7(l) (Form of Participation Agreement for the non-standardized Profit-Sharing Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

              (c) Exhibit 7(m) (Form of Participation Agreement for the standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

              (d) Exhibit 7(n) (Form of Participation Agreement for the non-standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

              (e) Exhibit 7(r) (Copy of Attachment to Profit Sharing Participation Agreement under the Association Members Retirement Plan of the Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

              (f) Exhibit 7(0)(2) (Form of Participant Enrollment Form under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 2 in Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 2l, l987.

              (g) Exhibit 7(t) (Form of Standardized Participation Agreement under the Association Members Defined Benefit Pension Plan), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.


              (h) Exhibit 7(ee) (Form of Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (i) Exhibit 7(ff) (Form of Non-Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (j) Exhibit 7(gg) (Form of Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (k) Exhibit 7(hh) (Form of Non-Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (l) Exhibit 7(ii) (Form of Simplified Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (m) Exhibit 7(jj) (Form of Simplified Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (n) Exhibit 7(kk) (Form of Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (o) Exhibit 7(ll) (Form of Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (p) Exhibit 7(mm) (Form of Non-Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18,
                    1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (q) Exhibit 7(nn) (Form of Non-Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (r) Form of First Amendment to the Members Retirement Plan of The Equitable Life Assurance Society of the United States Participation Agreement, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.


         6.   (a)   Copy of the Restated Charter of The Equitable Life
                    Assurance Society of the United States, as amended
                    January 1, 1997, incorporated by reference to Registration
                    Statement No. 333-26101 on Form N-4 of Registrant, filed on April 29, 1997.

              (b) By-Laws of The Equitable Life Assurance Society of the United States, as amended November 21, 1996, incorporated by reference to Registration Statement No. 333-26101 on Form N-4 of Registrant, filed on April 29, 1997.



         7.   Not applicable

         8.   (a)   Exhibit 11(e)(2) (Form of Association Members Retirement
                    Plan, as filed with the Internal Revenue Service on April

                    18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (b) Exhibit 11(j)(2) (Form of Association Members Retirement Trust, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (c) Exhibit 11(k) (Copy of the Association Members Pooled Trust for Retirement Plans, as submitted to the Internal Revenue Service on March 3, 1987), incorporated by reference to Post-Effective Amendment No. 2 to Registration on Form S-1 of Registrant, filed April 2l, l987.

              (d) Exhibit 11(o) (Form of Association Members Defined Benefit Pension Plan, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (e) Form of First Amendment to the Pooled Trust for Association Members Retirement Plans of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (f) Form of First Amendment to the Association Members Retirement Plan of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (g) Form of First Amendment to the Association Members Retirement Trust of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (h) Form of Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., incorporated by reference to Registration Statement of EQ Advisors Trust on Form
                    N-1A (File Nos. 333-17217 and 811-07953)

          9.  (a)   Opinion and Consent of Melvin S. Altman, Esq., Vice
                    President and Associate General Counsel of The Equitable
                    Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (b) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 33-46995 on Form N-3 of Registrant, filed April 21, 1993.

              (c) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed May 3, 1993.

              (d) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed November 16, 1993.

              (e) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.


              (f) Opinion and Consent of Anthony A. Dreyspool, Vice President and Associate General Counsel of The
                    Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 333-26101 on Form N-4 of Registrant, filed April 29, 1997.


         10.  (a)   Consent of Melvin S. Altman (included within Exhibit
                    12(a)), incorporated by reference to Registration No.
                    33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (b) Consent of Anthony A. Dreyspool (included within Exhibit 12(b)), incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 33-46995 on Form N-3 of Registrant, filed April 21, 1993.

              (c) Consent of Anthony A. Dreyspool (included within Exhibit 12(c)) incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed May 3, 1993.

              (d) Consent of Anthony A. Dreyspool (included within Exhibit 12(c)) incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed November 16, 1993.

              (e) Consent of Anthony A. Dreyspool (included within Exhibit 9(e)), incorporated by reference to Registration No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.

              (f) Consent of Anthony A. Dreyspool (included within Exhibit 9(f) above).

              (g)   Consent of Price Waterhouse LLP.

              (h)   Powers of Attorney.

         11.  Not applicable.

         12.  Not applicable.

         13.  Not applicable.

Item 25: Directors and Officers of Equitable.

         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                          POSITIONS AND
NAME AND PRINCIPAL                        OFFICES WITH
BUSINESS ADDRESS                          EQUITABLE
----------------                          ---------

DIRECTORS



Francoise Colloc'h                        Director
AXA-UAP
23, Avenue Matignon
75008 Paris, France

Henri de Castries                         Director
AXA-UAP
23, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                          Director
The McGraw-Hill Companies
1221 Avenue of the Americas
New York, NY 10020


Denis Duverne                             Director
AXA-UAP
23, Avenue Matignon
75008 Paris, France


William T. Esrey                          Director
Sprint Corporation
P.O. Box 11315
Kansas City, MO 64112

Jean-Rene Fourtou                         Director
Rhone-Poulenc S.A.
25 Quai Paul Doumer
92408 Courbevoie Cedex,
France

Norman C. Francis                         Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                          POSITIONS AND
NAME AND PRINCIPAL                        OFFICES WITH
BUSINESS ADDRESS                          EQUITABLE
----------------                          ---------

Donald J. Greene                          Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                           Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919

John H.F. Haskell, Jr.                    Director
Dillion, Read & Co., Inc.
535 Madison Avenue
New York, NY 10028


Mary R. (Nina) Henderson                  Director
Bestfoods Grocery
BESTFOODS International Plaza
700 Sylvan Avenue
Englewood Cliffs, NJ 07632-9976


W. Edwin Jarmain                          Director
Jarmain Group Inc.
121 King Street West
Suite 2525
Toronto, Ontario M5H 3T9,
Canada

G. Donald Johnston, Jr.                   Director
184-400 Ocean Road
John's Island
Vero Beach, FL 32963



George T. Lowy                            Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                          POSITIONS AND
NAME AND PRINCIPAL                        OFFICES WITH
BUSINESS ADDRESS                          EQUITABLE
----------------                          ---------

Didier Pineau-Valencienne                 Director
Schneider S.A.
64/70 Avenue Jean-Baptiste Clement
92646 Boulogne-Billancourt Cedex
France

George J. Sella, Jr.                      Director
P.O. Box 397
Newton, NJ 07860

Dave H. Williams                          Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS
-----------------


*Michael Hegarty                          President, Chief Operating Officer and
                                          Director

*Edward D. Miller                         Chairman of the Board, Chief
                                          Executive Officer and Director

*Stanley B. Tulin                         Vice Chairman of the Board,
                                          Chief Financial Officer and Director


OTHER OFFICERS
--------------


*Leon Billis                              Executive Vice President and Chief
                                          Information Officer


*Harvey Blitz                             Senior Vice President and Deputy
                                          Chief Financial Officer


*Kevin R. Byrne                           Senior Vice President and Treasurer


*Alvin H. Fenichel                        Senior Vice President and
                                          Controller

                                          POSITIONS AND
NAME AND PRINCIPAL                        OFFICES WITH
BUSINESS ADDRESS                          EQUITABLE
----------------                          ---------

*Paul J. Flora                            Senior Vice President and Auditor

*Robert E. Garber                         Executive Vice President and General
                                          Counsel


*Jerome S. Golden                         Executive Vice President

*Mark A. Hug                              Senior Vice President


*Donald R. Kaplan                         Vice President and Chief Compliance
                                          Officer and Associate General Counsel


*Michael S. Martin                        Senior Vice President and Chief
                                          Marketing Officer

*Douglas Menkes                           Senior Vice President and Corporate
                                          Actuary


*Peter D. Noris                           Executive Vice President and Chief
                                          Investment Officer

*Anthony C. Pasquale                      Senior Vice President

*Pauline Sherman                          Vice President, Secretary and
                                          Associate General Counsel

*Samuel B. Shlesinger                     Senior Vice President

*Richard V. Silver                        Senior Vice President and Deputy
                                          General Counsel


*Jose Suquet                              Executive Vice President and Chief
                                          Distribution Officer

*Maureen K. Wolfson                       Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant


         Separate Account Nos. 3, 4, 10, 51, and 66 of The Equitable Life Assurance Society of the United States (the "Separate Accounts") are separate accounts of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"), a publicly traded company.

         The largest stockholder of the Holding Company is AXA-UAP. As of December 31, 1997, AXA-UAP beneficially owned 58.7% of the outstanding common stock of the Holding Company. Under its investment arrangements with Equitable Life and the Holding Company, AXA-UAP is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

The Equitable Companies Incorporated (l991) (Delaware)

    Donaldson, Lufkin & Jenrette, Inc. (1993) (Delaware) (41.8%)
    (See Addendum B(1) for subsidiaries)

    The Equitable Life Assurance Society of the United States
    (1859) (New York) (a)(b)

        The Equitable of Colorado, Inc. (l983) (Colorado)

        EVLICO, INC. (1995) (Delaware)

        EVLICO East Ridge, Inc. (1995) (California)

        GP/EQ Southwest, Inc. (1995) (Texas) (5.885%)

        Franconom, Inc. (1985) (Pennsylvania)

        Frontier Trust Company (1987) (North Dakota)

        Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

        Equitable Deal Flow Fund, L.P.

           Equitable Managed Assets (Delaware)

        EREIM LP Associates (99%)

           EML Associates, L.P. (19.8%)

        Alliance Capital Management L.P. (2.7% limited partnership interest)

        ACMC, Inc. (1991) (Delaware)(s)

           Alliance Capital Management L.P. (1988) (Delaware)
           (39.6% limited partnership interest)

        EVCO, Inc. (1991) (New Jersey)

        EVSA, Inc. (1992) (Pennsylvania)

        Prime Property Funding, Inc. (1993) (Delaware)

        Wil Gro, Inc. (1992) (Pennsylvania)

        Equitable Underwriting and Sales Agency (Bahamas) Limited
        (1993) (Bahamas)

(a) Registered Broker/Dealer      (b) Registered Investment Advisor

    Donaldson Lufkin & Jenrette, Inc.
    The Equitable Life Assurance Society of the United States
    (cont.)

        Fox Run Inc. (1994) (Massachusetts)

        STCS, Inc. (1992) (Delaware)

        CCMI Corporation (1994) (Maryland)

        FTM Corporation (1994) (Maryland)

        HVM Corporation (1994) (Maryland)

        Equitable BJVS, Inc. (1992) (California)

        Equitable Rowes Wharf, Inc. (1995) (Massachusetts)

        GP/EQ Southwest, Inc. (1995) (Texas) (94.132%)

        Camelback JVS, Inc. (1995) (Arizona)

        ELAS Realty, Inc. (1996) (Delaware)



        100 Federal Street Realty Corporation (Massachusetts)

        Equitable Structured Settlement Corporation (1996)(Delaware)


        Prime Property Funding II, Inc. (1997)(Delaware)

        Sarasota Prime Hotels, Inc. (1997)(Florida)

        ECLL, Inc. (1997)(Michigan)

        Equitable Holdings, LLC Corporation (1997) (New York)(into which Equitable Holding Corporation was merged in 1997).


           EQ Financial Consultants, Inc. (formerly
           Equico Securities, Inc.) (l97l) (Delaware) (a) (b)

           ELAS Securities Acquisition Corp. (l980) (Delaware)

           100 Federal Street Funding Corporation (Massachusetts)

           EquiSource of New York, Inc. (1986) (New York)  (See
           Addendum A for subsidiaries)

           Equitable Casualty Insurance Company (l986) (Vermont)

           EREIM LP Corp. (1986) (Delaware)

               EREIM LP Associates (1%)

                  EML Associates (.02%)

(a) Registered Broker/Dealer      (b) Registered Investment Advisor

  Donaldson Lufkin & Jenrette, Inc.
  The Equitable Life Assurance Society of the United States (cont.)
    Equitable Holdings, LLC (cont.)


    Six-Pac G.P., Inc. (1990) (Georgia)

           Equitable Distributors, Inc. (1988) (Delaware) (a)

           Equitable JVS, Inc. (1988) (Delaware)

               Astor/Broadway Acquisition Corp. (1990) (New York)

               Astor Times Square Corp. (1990) (New York)

               PC Landmark, Inc. (1990) (Texas)

               Equitable JVS II, Inc. (1994) (Maryland)

               EJSVS, Inc. (1995) (New Jersey)


        Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and EHC) (Delaware) (34.4%) (See Addendum B(1) for subsidiaries)


        JMR Realty Services, Inc. (1994) (Delaware)

        Equitable Investment Corporation (l97l) (New York)

           Stelas North Carolina Limited Partnership (50% limited partnership interest) (l984)

           Equitable JV Holding Corporation (1989) (Delaware)

           Alliance Capital Management Corporation (l991)
           (Delaware) (b) (See Addendum B(2) for subsidiaries)

           Equitable Capital Management Corporation (l985)
           (Delaware) (b)


               Alliance Capital Management L.P. (1988) (Delaware)
               (14.6% limited partnership interest)


           EQ Services, Inc. (1992) (Delaware)


           EREIM Managers Corp. (1996)(Delaware)

               ML/EP Real Estate Portfolio, L.P.

                   EML Associates, L.P.


(a) Registered Broker/Dealer      (b) Registered Investment Advisor

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES



                            ADDENDUM A - SUBSIDIARY
                          OF EQUITABLE HOLDINGS, LLC
                       HAVING MORE THAN FIVE SUBSIDIARIES


                ------------------------------------------------

EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

    EquiSource of Alabama, Inc. (1986) (Alabama)
    EquiSource of Arizona, Inc. (1986) (Arizona)
    EquiSource of Arkansas, Inc. (1987) (Arkansas)
    EquiSource Insurance Agency of California, Inc. (1987)
    (California)
    EquiSource of Colorado, Inc. (1986) (Colorado)
    EquiSource of Delaware, Inc. (1986) (Delaware)
    EquiSource of Hawaii, Inc. (1987) (Hawaii)
    EquiSource of Maine, Inc. (1987) (Maine)
    EquiSource Insurance Agency of Massachusetts, Inc. (1988)
    (Massachusetts)
    EquiSource of Montana, Inc. (1986) (Montana)
    EquiSource of Nevada, Inc. (1986) (Nevada)
    EquiSource of New Mexico, Inc. (1987) (New Mexico) EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania) EquiSource Insurance Agency of Utah, Inc. (1986) (Utah) EquiSource of Washington, Inc. (1987) (Washington) EquiSource of Wyoming, Inc. (1986) (Wyoming)

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                      ADDENDUM B - INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES

                   ------------------------------------------

Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose subsidiaries (the number fluctuates according to business needs):

            Donaldson, Lufkin & Jenrette, Securities Corporation
            (1985) (Delaware) (a) (b)
                Wood, Struthers & Winthrop Management Corp. (1985)
                (Delaware) (b)
            Autranet, Inc. (1985) (Delaware) (a)
            DLJ Real Estate, Inc.
            DLJ Capital Corporation (b)
            DLJ Mortgage Capital, Inc. (1988) (Delaware)
                Column Financial, Inc. (1993) (Delaware) (50%)

Alliance Capital Management Corporation (as general partner) (b)has the following subsidiaries:

            Alliance Capital Management L.P. (1988) (Delaware) (b)
                Alliance Capital Management Corporation of
                 Delaware, Inc. (Delaware)
                    Alliance Fund Services, Inc. (Delaware) (a)
                    Alliance Fund Distributors, Inc. (Delaware) (a) Alliance Capital Oceanic Corp. (Delaware) Alliance Capital Management Australia Pty. Ltd. (Australia)
                    Meiji - Alliance Capital Corp. (Delaware) (50%) Alliance Capital (Luxembourg) S.A. (99.98%) Alliance Eastern Europe Inc. (Delaware) Alliance Barra Research Institute, Inc. (Delaware) (50%)
                    Alliance Capital Management Canada, Inc.
                    (Canada)(99.99%)
                    Alliance Capital Management (Brazil) Llda
                    Alliance Capital Global Derivatives Corp.
                    (Delaware)
                    Alliance International Fund Services S.A.
                       (Luxembourg)
                    Alliance Capital Management (India) Ltd.
                    (Delaware)
                    Alliance Capital Mauritius Ltd.
                    Alliance Corporate Finance Group, Incorporated
                    (Delaware)
                       Equitable Capital Diversified Holdings, L.P
                       I
                       Equitable Capital Diversified Holdings, L.P.
                       II
                    Curisitor Alliance L.L.C. (Delaware)
                       Curisitor Holdings Limited (UK)
                       Alliance Capital Management (Japan), Inc.
                       Alliance Capital Management (Asia) Ltd.

                       Alliance Capital Management (Turkey), Ltd.
                       Cursitor Alliance Management Limited (UK)

(a) Registered Broker/Dealer      (b) Registered Investment Advisor

                            AXA-UAP GROUP CHART

The information listed below is dated as of December 31, 1997; percentages shown represent voting power. The name of the owner is noted when AXA-UAP indirectly controls the company.

                AXA-UAP INSURANCE AND REINSURANCE BUSINESS HOLDING

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


AXA Assurances Iard               France         100% by AXA France Assurance

AXA Assurances Vie                France         100% by AXA France Assurance

AXA Courtage Iard                 France         97.4% by AXA France Assurance
                                                 and UAP Iard

AXA Courtage Vie                  France         100% by AXA France Assurance

Alpha Assurances Vie              France         100% by AXA France Assurance

AXA Direct                        France         100%

Direct Assurances Iard            France         100% by AXA Direct

Direct Assurance Vie              France         100% by AXA Direct

AXA Tellit Versicherung           Germany        50% owned by AXA Direct and
                                                 50% by CKAG

Axiva                             France         100% by AXA France Assurance

Juridica                          France         88.4% by UAP Iard, 10.9% by
                                                 AXA France Assurance

AXA Assistance France             France         100% by AXA Assistance SA

Monvoisin Assurances              France         99.9% by different companies
                                                 and Mutuals

Societe Beaujon                   France         100%

Lor Finance                       France         100%

Jour Finance                      France         100% by AXA Conseil Iard and
                                                 by AXA Assurances Iard

Financiere 45                     France         99.8%

Mofipar                           France         100%

Compagnie Auxiliaire pour le      France         99.8% by Societe Beaujon
Commerce and l'Industrie

C.F.G.A.                          France         99.96% owned by Mutuals and
                                                 Finaxa

AXA Global Risks                  France         100% owned by AXA France
                                                 Assurance, UAP Iard and
                                                 Mutuals

Argovie                           France         100% by Axiva and SCA Argos

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


Astral Finance                    France         99.33% by AXA Courtage Vie

Argos                             France         N.S.

AXA France Assurance              France         100%

UAP Incendie Accidents            France         100% by AXA France
                                                 Assurance

UAP Vie                           France         100% by AXA France
                                                 Assurance

UAP Collectives                   France         50% by AXA Assurances
                                                 Iard, 3.3% by AXA Conseil
                                                 Iard and 46.6% UAP Vie

Thema Vie                         France         30% by Axiva, 11.9% by
                                                 UAP Collectives, 10.9% by
                                                 UAP Iard and 46.8% by UAP Vie.

La Reunion Francaise              France         49% by UAP Iard and 51% by
                                                 AXA Global Risks

UAP Assistance                    France         52% by UAP Incendie-Accidents
                                                 and 48% by UAP Vie

UAP International                 France         50.1% by AXA-UAP and 49.9% by
                                                 AXA Global Risks

Sofinad                           France         100%

AXA-Colonia Konzern AG (AXA-
CKAG)                             Germany        39.7% by Vinci BV, 25.6% by
                                                 Kolnische Verwaltungs and
                                                 5.5% by AXA-UAP

Finaxa Belgium                    Belgium        100%

AXA Belgium                       Belgium        27.1% by AXA-UAP and 72.6%
                                                 by Finaxa Belgium

De Kortrijske Verzekering         Belgium        99.8% by AXA Belgium

Juris                             Belgium        100% owned by Finaxa Belgium

Royale Vendome                    Belgium        49% by AXA-UAP and 20.2% by
                                                 AXA Global Risks

Royale Belge                      Belgium        51.2% by Royale Vendome and
                                                 9.5% by different companies
                                                 of the Group

Royale Belge 1994                 Belgium        97.9% by Royale Belge and 2%
                                                 by UAB

UAB                               Belgium        99.9% by Royale Belge

Ardenne Prevoyante                Belgium        99.4% by Royale Belge

GB Lex                            Belgium        55% by Royale Belge, 25% by
                                                 Royale Belge 1994, 10% by
                                                 Juridica and 10% by AXA
                                                 Conseil Assurance

Royale Belge Re                   Belgium        99.9% by Royale Belge

Parcolvi                          Belgium        100% by Vinci Belgium

Vinci Belgium                     Belgium        99.5% by Vinci BV

Finaxa Luxembourg                 Luxembourg     100%


AXA Assurance IARD Luxembourg     Luxembourg     99.9%

AXA Assurance Vie Luxembourg      Luxembourg     99.9%

Royale UAP                        Luxembourg     100% by Royale Belge

Paneurolife                       Luxembourg     90% by different companies of
                                                 the AXA-UAP Group

Paneurore                         Luxembourg     90% by different companies of
                                                 the AXA-UAP Group

Crealux                           Luxembourg     100% by Royale Belge

Futur Re                          Luxembourg     100% by AXA Global Risks

General Re-CKAG                   Luxembourg     37.8% by AXA-CKAG and 12.1%
                                                 by Colonia Nordstern
                                                 Versicherung

Royale Belge Investissements      Luxembourg     100% by Royale Belge

AXA Aurora                        Spain          30% owned by AXA-UAP and 40%
                                                 by UAP International

Aurora Polar SA de Seguros y      Spain          99.4% owned by AXA Aurora
Reaseguros

Aurora Vida SA de Seguros y       Spain          90% owned by Aurora Polar and
Reaseguros                                       5% by AXA-UAP

AXA Gestion de Seguros y          Spain          99.1% owned by AXA Aurora
Reaseguros

Hilo Direct Seguros               Spain          71.4% by AXA Aurora

Ayuda Legal                       Spain          59% owned by Aurora Polar,
                                                 29% by AXA Gestion and 12%
                                                 by Aurora Vida

UAP Iberica                       Spain          100% by UAP International

General Europea (GESA)            Spain          100% by Societe Generale
                                                 d'Assistance

AXA Assicurazioni                 Italy          100%

Eurovita                          Italy          30% owned by AXA Assicurazioni

Gruppo UAP Italia (GUI)           Italy          97% by UAP International and
                                                 3% by UAP Vie

UAP Italiana                      Italy          96% by AXA-UAP and 4% by GUI

UAP Vita                          Italy          62.2% by GUI and 37.8% by UAP
                                                 Vie

Allsecures Assicurazioni          Italy          90% by GUI and 10% by UAP
                                                 Italiana

Allsecures Vita                   Italy          92.9% by GUI and 7% by AXA-UAP

Centurion Assicurazioni           Italy          100% by GUI

AXA Equity & Law plc              U.K.           100%

AXA Equity & Law Life             U.K.           100% by SLPH
Assurance Society

AXA Insurance                     U.K.           100% owned by SLPH

AXA Global Risks                  U.K.           51% owned by AXA Global
                                                 Risks (France) and 49% by
                                                 AXA Courtage IARD

Sun Life and Provincial           U.K.           71.6% by AXA-UAP and AXA
Holdings (SLPH)                                  Equity & Law Plc

Sun Life Corporation Plc          U.K.           100% by AXA Sun Life Holding

Sun Life Assurance                U.K.           100% by AXA Sun Life Holding

UAP Provincial Insurance          U.K.           100% by SLPH

English & Scottish                U.K.           100% by AXA UK

Servco                            U.K.           100% by AXA Sun Life Holding

AXA Sun Life                      U.K.           100% by AXA Sun Life Holding

AXA Leven                         The Nether-    100% by AXA Equity & Law Life
                                  lands          Assurance Society

UAP Nieuw Rotterdam               The Nether-    51% by Royale Belge, 38.9% by
Holding BV                        lands          Gelderland BV and 4.1% by
                                                 AXA-UAP

UNIROBE Groep BV                  The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Holding BV

UAP Nieuw Rotterdam Verzkerigen   The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Holding BV

UAP Nieuw Rotterdam Schade        The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekerigen

UAP Nieuw Rotterdam Leven         The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekerigen

UAP Nieuw Rotterdam Zorg          The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Schade

Societe Generale d'Assistance     The Nether-    51% by UAP Incendie-Accidents,
                                  lands          29% by UAP Vie and 20% by
                                                 AXA-UAP

Gelderland BV                     The Nether-    100% by UAP Vie
                                  lands

Royale Belge International        The Nether-    100% by Royale Belge
                                  lands          Investissements

Vinci BV                          The Nether-    94.8% by AXA-UAP and 5.2% by
                                  lands          Parcolvi

AXA Portugal Companhia de         Portugal       43.1% by different companies
Serguros SA                                      of the AXA-UAP Group

AXA Portugal Companhia de         Portugal       95.1% by UAP Vie and 7.5% UAP
Serguros de Vida SA                              International

Union UAP                         Switzerland    99.9% by UAP International

Union UAP Vie                     Switzerland    95% by UAP International

AXA Oyak Hayat Sigorta            Turkey         60% owned by AXA-UAP

Oyak Sigorta                      Turkey         11% owned by AXA-UAP

Al Amane Assurances               Morocco        52% by UAP International

AXA Canada Inc.                   Canada         100%

AXA Boreal Insurance Inc.         Canada         100% owned by Gestion Fracapar
                                                 Inc

AXA Assurances Inc                Canada         100% owned by AXA Canada Inc

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Insurance Inc                 Canada         100% owned by AXA Canada Inc.
                                                 and AXA Assurance Inc

Anglo Canada General Insurance    Canada         100% owned by AXA Canada Inc.
Cy

AXA Pacific Insurance Cy          Canada         100% by AXA Boreal Insurance
                                                 Inc

AXA Boreal Assurances             Canada         100% by AXA Boreal Insurance
Agricoles Inc                                    Inc

AXA Life Insurance                Japan          100%

Dongbu AXA Life                   Korea          50%
Insurance Co. Ltd.

Sime AXA Berhad                   Malaysia       30% owned by AXA-UAP and
                                                 AXA Reassurance

AXA Investment Holdings Pte Ltd   Singapore      100%

AXA Insurance                     Singapore      100% owned by AXA Investment
                                                 Holdings Pte Ltd

AXA Insurance                     Hong Kong      100% owned by AXA Investment
                                                 Holdings Pte Ltd

AXA Life Insurance                Hong Kong      100%

PT Asuransi AXA Indonesia         Indonesia      80%


The Equitable Companies           U.S.A.         58.7% of which AXA-UAP owns
Incorporated                                     42.0%, Financiere 45, 3.2%,
                                                 Lorfinance 6.4%, AXA Equity
                                                 & Law Life Association Society
                                                 4.1% and AXA Reassurance 3.0%

The Equitable Life Assurance      U.S.A.         100% owned by The Equitable
Society of the United States                     Companies Incorporated
(ELAS)

National Mutual Holdings Ltd      Australia      51% between AXA-UAP, 42.1%
                                                 and AXA Equity & Law Life
                                                 Assurance Society 8.9%


The National Mutual Life          Australia      100% owned by National Mutual
Association of Australasia Ltd                   Holdings Ltd


National Mutual International     Australia      100% owned by National Mutual
Pty Ltd                                          Holdings Ltd

National Mutual (Bermuda) Ltd     Australia      100% owned by National Mutual
                                                 International Pty Ltd


National Mutual Asia Ltd          Australia      41% owned by National Mutual
                                                 Holdings Ltd, 20% by Datura
                                                 Ltd and 13% by National Mutual
                                                 Life Association of
                                                 Australasia


Australian Casualty & Life Ltd    Australia      100% owned by National Mutual
                                                 Holdings Ltd

National Mutual Health            Australia      100% owned by National Mutual
Insurance Pty Ltd                                Holdings Ltd

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


AXA Reassurance                   France         100% owned by AXA-UAP, AXA
                                                 Assurances Iard and AXA Global
                                                 Risks

AXA Re Finance                    France         79% owned by AXA Reassurance

AXA Cessions                      France         100%

AXA Re Asia                       Singapore      100% owned by AXA Reassurance

AXA Re U.K. Plc                   U.K.           100% owned by AXA Re U.K.
                                                 Holding


AXA Re U.K. Holding               U.K.           100% owned by AXA Reassurance


AXA Re U.S.A.                     U.S.A.         100% owned by AXA America


AXA America                       U.S.A.         100% owned by AXA Reassurance

AXA Space                         U.S.A.         80% owned by AXA America

AXA Re Life                       U.S.A.         100% owned by AXA America


C.G.R.M.                          Monaco         100% owned by AXA Reassurance

                             AXA-UAP FINANCIAL BUSINESS


COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


Compagnie Financiere de Paris     France         97.2% (100% with Mutuals)
(C.F.P.)

AXA Banque                        France         98.7% owned by C.F.P.

AXA Credit                        France         65% owned by C.F.P.


AXA Gestion Interessement         France         100% owned by AXA Investment
                                                 Managers

Sofapi                            France         100% owned by C.F.P.

Soffim                            France         100% owned by C.F.P.


Societe de Placements             France         98.8% with Mutuals
Selectionnes S.P.S.

Presence et Initiative            France         100% with Mutuals


Vamopar                           France         100% owned by Societe Beaujon

Financiere Mermoz                 France         100%


AXA Investment Managers           France         100% by some AXA-UAP Group
                                                 companies

AXA Asset Management              France         100% owned by AXA Investment
Partenaires                                      Managers

AXA Investment Managers Paris     France         100% owned by AXA Investment
                                                 Managers

AXA Asset Management              France         99.6% owned by AXA Investment
Distribution                                     Managers

UAP Gestione Financiere           France         99.9 by AXA-UAP

Assurinvestissements              France         50% by UAP Vie, 30% UAP
                                                 Collectives, 20% UAP
                                                 Incendie-Accidents

Banque Worms                      France         51% by CFP and 49% by
                                                 three UAP insurance companies

Colonia Bausbykasse               Germany        97.8% by AXA-CKAG

Banque Ippa                       Belgium        99.9% by Royale Belge

Banque Bruxelles Lambert          Belgium        9.3% by Royale Belge, 3.1%
                                                 Royale Belge 1994, 0.2% by
                                                 AXA Belgium

AXA Equity & Law Home Loans       U.K.           100% owned by AXA Equity & Law
                                                 Plc

AXA Equity & Law Commercial       U.K.           100% owned by AXA Equity & Law
Loans                                            Plc Loans

Sun Life Asset Management         U.K.           66.7% owned by SLPH and 33.4%
                                                 by AXA Asset Management Ltd.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


Alliance Capital Management       U.S.A.         57.9% held by ELAS

Donaldson Lufkin & Jenrette       U.S.A.         76.2% owned by Equitable
                                                 Holdings LLC and ELAS

National Mutual Funds             Australia      100% owned by National
Management (Global) Ltd                          Mutual Holdings Ltd

National Mutual Funds             USA            100% by National Mutual Funds
Management North America                         Management (Global) Ltd.
Holding Inc.

Cogefin                           Luxembourg     100% owned by AXA Belgium

ORIA                              France         100% owned by AXA Millesimes

AXA Oeuvres d'Art                 France         100% by Mutuals


AXA Cantenac Brown                France         100%

AXA Suduiraut                     France         99.6% owned by AXA-UAP and
                                                 Societe Beaujon

                            AXA-UAP REAL ESTATE BUSINESS


COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


Prebail                           France         100% owned by AXA Immobilier

Axamur                            France         100% by different companies
                                                 and Mutuals

Parimmo                           France         100% by different companies
                                                 and Mutuals

S.G.C.I.                          France         100% by different companies
                                                 and Mutuals


Transaxim                         France         100% owned by S.G.C.I. and
                                                 C.P.P.

Compagnie Parisienne de           France         100% owned by S.G.C.I.
Participations (C.P.P.)


Monte Scopeto                     France         100% owned by C.P.P.

Matipierre                        France         100% by different companies

Securimo                          France         87.12% by different companies
                                                 and Mutuals

Paris Orleans                     France         100% by different companies
                                                 AXA Courtage Iard


Colisee Bureaux                   France         100% by different companies
                                                 and Mutuals

Colisee Premiere                  France         100% by different companies
                                                 and Mutuals

Colisee Laffitte                  France         100% by Colisee Bureaux

Fonciere Carnot Laforge           France         100% by Colisee Premiere

Parc Camoin                       France         100% by Colisee Premiere

Delta Point du Jour               France         100% owned by Matipierre

Paroi Nord de l'Arche             France         100% owned by Matipierre

Falival                           France         100% owned by AXA Reassurance


Compagnie du Gaz d'Avignon        France         100% owned by AXA Assurances
                                                 Iard

Ahorro Familiar                   France         44% owned by AXA Assurances
                                                 Iard, 1% by AXA Aurora Polar
                                                 and 1% by AXA Seguros


Fonciere du Val d'Oise            France         100% owned by C.P.P.

Sodarec                           France         100% owned by C.P.P.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


Centrexpo                         France         99.3% owned by C.P.P.

Fonciere de la Ville du Bois      France         99.6% owned by Centrexpo


Colisee Seine                     France         100% owned by different
                                                 companies

Translot                          France         100% owned by SGCI


Colisee Alpha                     France         100% owned by Colisee Bureaux

Colisee Silly                     France         100% owned by Colisee Bureaux


S.N.C. Dumont d'Urville           France         100% owned by Colisee Premiere


Colisee Federation                France         100% by SGCI

Colisee Saint Georges             France         100% by SGCI

Drouot Industrie                  France         50% by SGCI and 50% by Axamur

Colisee Vauban                    France         99.6% by Matipierre


Fonciere Colisee                  France         100% by Matipierre and other
                                                 companies of the AXA-UAP Group

AXA Pierre S.C.I.                 France         97.6% owned by different
                                                 companies and Mutuals

AXA Millesimes                    France         85.4% owned by AXA-UAP and the
                                                 Mutuals

Chateau Suduirault                France         100% owned by AXA Millesimes

Diznoko                           Hungary        95% owned by AXA Millesimes


Compagnie Fonciere Matignon       France         100% by different companies
                                                 and Mutuals

Fidei                             France         20.7% owned by C.F.P. and
                                                 10.8% by Axamur

Fonciere Saint Sebastien          France         99.9% by UAP Vie

Fonciere Vendome                  France         91% by different companies of
                                                 the Group

La Holding Vendome                France         99.9% by AXA Global Risks

10, boulevard Haussmann           France         69% by La Fonciere Vendome and
                                                 31% by AXA Conseil Iard

37-39 Le Peletier                 France         100% by AXA Courage Iard

Ugici                             France         100% by different companies of
                                                 the AXA-UAP Group of which
                                                 93.1% by UAP Vie

Ugicomi                           France         100% by different companies of
                                                 the AXA-UAP Group of which
                                                 63.8% by UAP Vie

Ugif                              France         100% by different companies of
                                                 the AXA-UAP Group of which
                                                 59.6% by UAP Vie and 32.6%
                                                 by UAP Collectives

Ugil                              France         93.9% by different companies
                                                 of the AXA-UAP Group of which
                                                 65.8% by UAP Vie

Ugipar                            France         100% by different companies
                                                 of the AXA-UAP Group of which
                                                 39.4% by UAP Vie, 35.4% by AXA
                                                 Courtage Iard and 20.8% by UAP
                                                 Collectives

AXA Immobiller                    France         100% by AXA UAP

Quinta do Noval Vinhos S.A.       Portugal       99.6% owned by AXA Millesimes

                               OTHER AXA-UAP BUSINESS


COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

A.N.F.                            France         95.4% owned by Finaxa


Lucia                             France         20.6% owned by AXA Assurances
                                                 Iard and 8.6% by Mutuals


Schneider S.A.                    France         10.4%

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                                     NOTES
                                     -----

1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3. All ownership interests on the chart are 100% common stock ownership except: (a) The Equitable Companies Incorporated's 41.8% interest in Donaldson, Lufkin & Jenrette, Inc. and Equitable Holdings, LLC 34.4% interest in same; (b) as noted for certain partnership interests; (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; and (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.


4. The operational status of the entities shown as having been formed or authorized but "not yet fully operational" should be checked with the appropriate operating areas, especially for those that are start-up situations.


5. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first entity, it is under the direction of at least a majority of "outside" trustees:

                             The Hudson River Trust
                               EQ Advisors Trust
                               Separate Accounts

6.   This chart was last revised on April 1, 1998.

Item 27. Number of Contractowners.


         As of March 31, 1998, the number of participants in the Association Members Program offered by the Registrant was 9,675.


Item 28. Indemnification

         (a) Indemnification of Principal Underwriter: to the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equico Securities, Inc. ("Equico") undertook to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, is or was a director or officer of Equico.

         (b) Undertaking: insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters


         (a) EQ Financial Consultants Inc. ("EQ Financial") (formerly Equico Securities, Inc.), a wholly-owned subsidiary of Equitable, is the principal underwriter for Equitable's Separate Account No. 301, Separate Account A, and for Separate Account I and Separate Account FP. EQ Financial's principal business address is 1290 Avenue of the Americas, New York, NY 10104.


         (b)  See Item 25.

         (c)  Not applicable.

Item 30. Location of Accounts and Records


         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by The Equitable Life Assurance Society of the United States at: 135 West 50th Street New York, New York 10020; 1290 Avenue of the Americas New York, New York 10104; and 200 Plaza Drive, Secaucus, New Jersey 07094.


Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and

                                   SIGNATURES


         As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf in the City and State of New York, on the 28th day of April, 1998.


                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                                    (Registrant)


                                            By: The Equitable Life Assurance
                                                Society of the United States

                                            By: /s/ Maureen K. Wolfson
                                                ----------------------
                                                    Maureen K. Wolfson
                                                    Vice President

                                   SIGNATURES


         As required by the Securities Act of 1933, the Depositor certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned, in the City and State of New York, on the 28th day of April, 1998.


                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                                   (Depositor)


                                            By: /s/ Maureen K. Wolfson
                                                ----------------------
                                                    Maureen K. Wolfson
                                                      Vice President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:


*Edward D. Miller                           Chairman of the Board, Chief
                                            Executive Officer and Director

*Michael Hegarty                            President, Chief Operating Officer
                                            and Director


PRINCIPAL FINANCIAL OFFICER:


*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and
                                            Director


PRINCIPAL ACCOUNTING OFFICER:


/s/ Alvin H. Fenichel
---------------------
Alvin H. Fenichel                           Senior Vice President and
April 28, 1998                              Controller

*DIRECTORS:
Franccoise Colloc'h     Donald J. Greene            George T. Lowy
Henri de Castries       John T. Hartley             Edward D. Miller
Joseph L. Dionne        John H.F. Haskell, Jr.      Didier Pineau-Valencienne
Denis Duverne           Michael Hegarty             George J. Sella, Jr.
William T. Esrey        Mary R. (Nina) Henderson    Stanley B. Tulin
Jean-Rene Fourtou       W. Edwin Jarmain            Dave H. Williams
Norman C. Francis       G. Donald Johnston, Jr.




*/s/ Mauren K. Wolfson
----------------------
    Maureen K. Wolfson
    Attorney-in-Fact
    April 28, 1998

                                 EXHIBIT INDEX

EXHIBIT NO.                                                          PAGE NO.
-----------                                                          --------



10(g)         Consent of Price Waterhouse LLP.

10(h)         Powers of Attorney.